UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022
(Address of principal executive offices)  (Zip code)

Vincent M. Marra
Senior Vice President & Chief Operating Officer
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: January 31
Date of reporting period: April 30, 2006

Item 1. Schedule of Investments.

The schedule of investments as of April 30, 2006 is filed herewith.

SUNAMERICA SERIES TRUST
CASH MANAGEMENT PORTFOLIO
Columbia Management Advisors LLC
Investment Portfolio — April 30, 2006
(unaudited)

Short-Term Investment Securities — 99.9%		Principal Amount	Value (Note 1)

CERTIFICATES OF DEPOSIT — 0.8%

Florabama Properties LLC 5.20% due 5/04/06(1)(2)(LOC - South Trust Bank)		$2,450,000	$2,450,000
James O. Lunceford Gardner Holding Co., Inc. 5.20% due 5/04/06(1)(2)(LOC - South Trust Bank)		650,000	650,000

TOTAL CERTIFICATES OF DEPOSIT (cost $3,100,565)			3,100,000

COMMERCIAL PAPER — 50.3%

Concord Minuteman Capital Co. 4.54% due 7/10/06		15,000,000	14,852,503
CRC Funding LLC 5.10% due 7/21/06		10,000,000	9,874,117
Crown Point Capital Co. 4.61% due 5/08/06		5,000,000	5,000,000
Curzon Funding LLC 5.12% due 7/24/06		10,000,000	9,882,166
Govco, Inc. 5.10% due 7/21/06		10,000,000	9,886,487
Grampian Funding Ltd. LLC 5.06% due 7/19/06		15,000,000	14,833,704
Lake Constance Funding LLC 4.94% due 7/07/06		15,000,000	14,859,802
Lexington Parker Capital 4.96% due 1/10/07		10,000,000	10,000,000
Morgan Stanley 4.83% due 5/15/06		15,000,000	15,000,000
New Center Asset Trust 4.80% due 5/10/06		15,000,000	14,982,000
Picaros Funding LLC 4.37% due 5/04/06		10,000,000	9,996,359
Picaros Funding LLC 4.57% due 7/10/06		7,000,000	6,931,168
Rams Funding LLC 4.80% due 5/04/06		15,000,000	14,994,000
Standard Federal Bank NA Troy Michigan 4.14% due 7/24/06		4,000,000	3,985,000
Sunbelt Funding Corp. 4.80% due 5/10/06		17,237,000	17,216,315
Variable Funding Capital Co. 5.05% due 6/23/06		15,000,000	14,874,999
Wells Fargo Bank NA 4.79% due 1/18/07		6,000,000	5,978,110

TOTAL COMMERCIAL PAPER (cost $193,242,930)			193,146,730

CORPORATE SHORT-TERM NOTES — 29.9%

CC USA, Inc. 4.89% due 5/15/06*(3)		5,000,000	5,000,000
Harrier Finance Funding US LLC 4.71% due 5/15/06*(3)		7,000,000	7,000,000
Lasalle Bank NA 4.07% due 7/26/06		4,000,000	3,990,000
Lehman Brothers Holdings, Inc. 4.47% due 8/01/06		10,000,000	9,870,382
Lexington Parker Capital Corp. 4.72% due 5/22/06		5,000,000	5,000,000
Links Finance LLC 4.95% due 7/03/06*(3)		12,000,000	12,000,000
Merrill Lynch & Co., Inc. 4.98% due 6/16/06(3)		15,000,000	15,000,000
Premier Asset Collateral LLC 5.04% due 7/17/06*(3)		5,000,000	5,000,000
Sedna Finance, Inc. 4.87% due 5/15/06*(3)		5,000,000	5,000,000
Sigma Finance, Inc. 4.92% due 6/15/06*(3)		17,000,000	17,000,000
Whistlejacket Capital LLC 4.94% due 5/30/06*(3)		15,000,000	15,000,000
White Pine Finance LLC 4.91% due 5/25/06*(3)		15,000,000	15,000,000

TOTAL CORPORATE SHORT-TERM NOTES (cost $114,897,725)			114,860,382

MUNICIPAL BONDS — 4.0%

Texas State Veterans Housing Fund I, Class C 4.85% due 5/03/06(2)		5,220,000	5,220,000
Texas State Veterans Housing Fund II, Class B-2 4.82% due 5/03/06(2)		10,000,000	10,000,000

TOTAL MUNICIPAL BONDS (cost $15,220,000)			15,220,000

REPURCHASE AGREEMENT — 14.9%

Agreement with State Street Bank & Trust Co., bearing interest at 4.67% dated 04/28/06 to be repurchased 05/01/06 in the amount of $57,091,209 collateralized by $58,215,000 of Federal Home Loan Bank Bonds, bearing interest at 4.25% due 05/23/08 having an approximate value of $58,215,000 (cost $57,069,000)		57,069,000	57,069,000

TOTAL INVESTMENTS —
(cost $383,530,220)@	99.9%		383,396,112
Other assets less liabilities—	0.1		405,403

NET ASSETS—	100.0%	$383,801,515

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2006, the aggregate value of these securities was $45,000,000 representing 11.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.

(1)	Fair valued security; see Note 1.

(2)	Variable rate security — the rate reflected is as of April 30, 2006; maturity date reflects next reset date.

(3)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of April 30, 2006.
LOC — Letter of Credit
See Notes to Portfolio of Investments

Industry Allocation *
Business Services	23.3%
Financial Services	22.7
Multi-Industry	20.5
Real Estate Companies	15.5
Security Holding Companies	10.4
Municipalities	4.0
Banks	3.6

100.0%

* Calculated as a percentage of net assets.

SUNAMERICA SERIES TRUST
CORPORATE BOND PORTFOLIO
Federated Investment Management Company
Investment Portfolio — April 30, 2006
(Unaudited)

Bonds & Notes — 81.2%	Principal Amount/ Shares/ Warrants	Value (Note 1)

CONSUMER DISCRETIONARY — 3.4%

Apparel & Textiles — 0.2%
Glenoit Corp. 11.00% due 04/15/07(1)(2)(7)(8)	$50,000	$5
INVISTA 9.25% due 05/01/12*	525,000	560,438
Phillips-Van Heusen Corp. 8.13% due 05/01/13	250,000	263,125
Warnaco, Inc. 8.88% due 06/15/13	250,000	263,125

Automotive — 1.6%
Advanced Accessory Systems LLC 10.75% due 06/15/11	325,000	256,750
American Tire Distributors, Inc. 10.75% due 04/01/13	250,000	233,750
AutoNation Inc. 7.00% due 04/15/14(6)	75,000	75,375
AutoNation Inc. 7.04% due 07/17/06(6)	75,000	76,313
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	500,000	407,500
DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13	1,750,000	1,777,585
Ford Motor Co. 7.45% due 07/16/31	1,075,000	784,750
General Motors Corp. 7.13% due 07/15/13	325,000	244,563
General Motors Corp. 7.20% due 01/15/11	1,000,000	787,500
General Motors Corp. 8.38% due 07/15/33	300,000	223,500
General Motors Corp. 9.45% due 11/01/11	250,000	199,688
Nationsrent, Inc. 9.50% due 10/15/10	375,000	405,938
Rexnord Corp. 10.13% due 12/15/12	350,000	384,125
Stanadyne Corp. 10.00% due 08/15/14	275,000	253,000
Stanadyne Holdings, Inc. 12.00% due 02/15/15(4)	175,000	89,250
Tenneco Automotive, Inc. 8.63% due 11/15/14	325,000	329,063
TRW Automotive, Inc. 9.38% due 02/15/13	200,000	215,000
TRW Automotive, Inc. 11.00% due 02/15/13	300,000	331,500
United Auto Group, Inc. 9.63% due 03/15/12	250,000	265,938
United Components, Inc. 9.38% due 06/15/13	375,000	367,500

Housing — 0.5%
Brand Services, Inc. 12.00% due 10/15/12	425,000	461,125
Masco Corp. 5.88% due 07/15/12	1,600,000	1,597,254
Norcraft Holdings LP 9.75% due 09/01/12(4)	675,000	546,750
Sleepmaster LLC, Series B 11.00% due 05/15/09(1)(2)(8)†	242,018	0

Retail — 1.1%
Church & Dwight, Inc. 6.00% due 12/15/12	325,000	313,625
Collins & Aikman Floorcovering, Series B 9.75% due 02/15/10	175,000	166,250
CVS Corp. 5.30% due 01/11/27*	848,587	788,702
Da Lite Screen Co., Inc. 9.50% due 05/15/11	250,000	265,625
General Nutrition Centers, Inc. 8.50% due 12/01/10	225,000	218,531
Home Depot, Inc. 5.40% due 03/01/16	1,070,000	1,042,155
J.C. Penney Co., Inc. 9.00% due 08/01/12	526,000	603,622
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07(1)(2)(8)†	125,000	0
Nebraska Book Co., Inc. 8.63% due 03/15/12	400,000	364,500
RH Donnelley, Inc. 10.88% due 12/15/12	225,000	249,750
Safety Products Holdings, Inc. 11.75% due 01/01/12*(3)	359,124	375,285
Tempur Pedic, Inc. 10.25% due 08/15/10	193,000	206,751
U.S. Office Products Co. 9.75% due 06/15/08(2)(8)	300,000	0
Wal Mart Stores, Inc. 5.25% due 09/01/35	720,000	632,401

		16,627,605

CONSUMER STAPLES — 3.4%

Food, Beverage & Tobacco — 2.6%
Agrilink Foods, Inc. 11.88% due 11/01/08	125,000	127,813
Altria Group, Inc. 5.63% due 11/04/08	675,000	675,848
ASG Consolidated LLC 11.50% due 11/01/11(4)	825,000	688,875

B&G Foods Holding Corp. 8.00% due 10/01/11	550,000	563,750
Bottling Group LLC 5.50% due 04/01/16	1,210,000	1,177,526
Constellation Brands, Inc., Series B 8.00% due 02/15/08	300,000	307,500
Cott Beverages, Inc. 8.00% due 12/15/11	375,000	381,563
Dave & Buster’s, Inc. 11.25% due 03/15/14*	200,000	202,000
Delaware Monte Corp. 6.75% due 02/15/15	525,000	501,375
Doane Pet Care Co. 10.63% due 11/15/15	325,000	396,500
Eagle Family Foods 8.75% due 01/15/08	175,000	130,813
Kellogg Co. 7.45% due 04/01/31	2,000,000	2,287,050
Kraft Foods, Inc. 4.63% due 11/01/06	3,500,000	3,488,209
Landrys Restaurants, Inc. 7.50% due 12/15/14	475,000	456,000
Michael Foods, Inc. 8.00% due 11/15/13	450,000	451,125
Nebco Evans Holding Co. 12.38% due 07/15/07†(2)(8)	125,000	0
NPC International, Inc. 9.50% due 05/01/14*	125,000	126,250
Pierre Foods, Inc. 9.88% due 07/15/12	450,000	467,438
Reddy Ice Holdings, Inc. 10.50% due 11/01/12(4)	500,000	412,500
Smithfield Foods, Inc. 8.00% due 10/15/09	275,000	281,875

Household Products — 0.7%
American Achievement Corp. 8.25% due 04/01/12	125,000	127,500
Ames True Temper, Inc. 10.00% due 07/15/12	400,000	335,000
Jostens Holding Corp. 10.25% due 12/01/13(4)	1,075,000	830,438
Norcraft Cos. LP 9.00% due 11/01/11	125,000	130,625
Nutro Products, Inc. 10.75% due 04/15/14*	125,000	129,375
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13	500,000	513,750
Playtex Products, Inc. 9.38% due 06/01/11	575,000	599,438
Sealy Mattress Co. 8.25% due 06/15/14	200,000	210,000
Spectrum Brands, Inc. 7.38% due 02/01/15	417,000	350,280
Visant Holding Corp. 8.75% due 12/01/13	425,000	414,375

		16,764,787

EDUCATION — 0.4%

Education — 0.4%
Boston University 7.63% due 07/15/97	2,000,000	2,199,552

ENERGY — 3.4%

Energy Services — 2.5%
Alliant Techsystems, Inc. 6.75% due 04/01/16	275,000	271,563
Atlas Pipeline Partners LP 8.13% due 12/15/15*	200,000	206,500
Chesapeake Energy Corp. 6.88% due 11/15/20*	600,000	589,500
CMS Energy Corp. 7.50% due 01/15/09	275,000	281,531
Conocophillips Australia Funding C 5.50% due 04/15/13	2,460,000	2,446,022
El Paso Production Holding Co. 7.75% due 06/01/13	375,000	386,719
FirstEnergy Corp. 5.50% due 11/15/06	150,000	149,989
FirstEnergy Corp. 6.45% due 11/15/11	2,500,000	2,578,058
FPL Energy National Wind 6.13% due 03/25/19*	117,738	113,976
Holly Energy Partners LP 6.25% due 03/01/15	625,000	589,063
MidAmerican Energy Co. 4.65% due 10/01/14	800,000	738,450
MidAmerican Energy Co. 6.75% due 12/30/31	750,000	791,098
PSEG Energy Holdings, Inc. 10.00% due 10/01/09	600,000	660,000
PSEG Power LLC 7.75% due 04/15/11	1,750,000	1,896,346
Range Resources Corp. 6.38% due 03/15/15	475,000	458,375
Range Resources Corp. 7.38% due 07/15/13	125,000	127,969
Semgroup LP 8.75% due 11/15/15*	225,000	229,500

Energy Sources — 0.9%
ANR Pipeline Co. 8.88% due 03/15/10	50,000	53,075
Basic Energy Services, Inc. 7.13% due 04/15/16*	275,000	271,563
Pemex Project Funding Master Trust 5.75% due 12/15/15*	225,000	213,300
Pioneer Natural Resources Co. 6.88% due 05/01/18	375,000	375,788
Pogo Producing Co. 6.63% due 03/15/15	225,000	218,250
Pogo Producing Co. 6.88% due 10/01/17	75,000	72,938
Swift Energy Co. 9.38% due 05/01/12	350,000	371,875

Union Pacific Resources Group, Inc. 7.00% due 10/15/06	850,000	856,576
Valero Energy Corp. 7.50% due 04/15/32	1,750,000	1,960,800

		16,908,820

FINANCE — 25.0%

Banks — 4.7%
ABN AMRO Holding NV 7.30% due 12/01/26	500,000	504,809
Banc One Corp. 8.00% due 04/29/27	460,000	542,556
City National Bank 6.38% due 01/15/08	1,225,000	1,244,282
Colonial Bank NA 6.38% due 12/01/15	1,236,000	1,219,907
Hudson United Bank 7.00% due 05/15/12	1,000,000	1,061,173
M & I Marshall & Ilsley Bank 4.40% due 03/15/10	2,500,000	2,408,615
PNC Funding Corp. 7.50% due 11/01/09	1,710,000	1,821,065
Popular North America, Inc. 5.65% due 04/15/09	1,200,000	1,196,909
Riggs Capital 8.63% due 12/31/26	650,000	688,730
Sovereign Bancorp, Inc. 4.80% due 09/01/10*	2,130,000	2,050,751
State Street Bank & Trust Co. 5.30% due 01/15/16	770,000	739,960
US Bank NA 4.95% due 10/30/14	3,690,000	3,476,161
Wachovia Bank NA 4.80% due 11/01/14	2,000,000	1,855,916
Wachovia Bank NA 4.88% due 02/01/15	1,350,000	1,256,400
Wachovia Corp. 5.63% due 12/15/08	2,000,000	2,013,606
Zions Bancorp 5.50% due 11/16/15	1,490,000	1,431,370

Financial Services — 17.5%
125 Home Loan Owner Trust 9.26% due 02/15/29*(2)	119,095	119,095
AAC Group Holding Corp. 10.25% due 10/01/12(4)	500,000	403,750
ALH Finance LLC 8.50% due 01/15/13	575,000	563,500
American Express Co. 4.75% due 06/17/09	4,000,000	3,936,604
American Express Co. 4.88% due 07/15/13	600,000	570,394
American Real Estate Partners 7.13% due 02/15/13	325,000	322,563
AMR HoldCo, Inc. 10.00% due 02/15/15	200,000	214,000
Army Hawaii Family Housing Trust Certificates 5.52% due 06/15/50*	790,000	731,287
Astoria Financial Corp. 5.75% due 10/15/12	1,700,000	1,668,771
BCP Crystal U S Hldgs Corp. 9.63% due 06/15/14	225,000	247,500
Bear Stearns & Co., Inc. 3.25% due 03/25/09	1,400,000	1,322,178
Bear Stearns & Co., Inc. 5.70% due 11/15/14	1,500,000	1,478,247
Capital One Financial Corp. 7.13% due 08/01/08	4,000,000	4,123,432
Couche Tard U.S. LP 7.50% due 12/15/13	625,000	635,938
Deluxe Corp. 5.13% due 10/01/14	3,650,000	2,974,750
Duke Capital Corp. 6.25% due 02/15/13	1,205,000	1,225,714
FMR Corp. 7.57% due 06/15/29*	2,200,000	2,560,983
Ford Motor Credit Co. 6.50% due 01/25/07	5,000,000	4,969,050
Ford Motor Credit Co. 7.25% due 10/25/11	1,375,000	1,234,008
Ford Motor Credit Co. 7.38% due 10/28/09	550,000	508,187
Franklin Resources, Inc. 3.70% due 04/15/08	500,000	484,240
General Electric Capital Corp. 3.50% due 05/01/08	4,000,000	3,866,952
General Electric Capital Corp. 3.75% due 12/15/09	1,000,000	947,613
General Motors Acceptance Corp. 6.88% due 09/15/11	950,000	889,960
General Motors Acceptance Corp. 8.00% due 11/01/31	4,440,000	4,210,061
Global Cash Finance Corp. 8.75% due 03/15/12	260,000	278,525
Goldman Sachs Capital I 6.35% due 02/15/34	1,500,000	1,438,887
Goldman Sachs Group, Inc. 3.88% due 01/15/09	1,750,000	1,686,962
Hexion U.S. Finance Corp. 9.00% due 07/15/14	625,000	645,313
HSBC Finance Capital Trust IX 5.91% due 11/30/15(5)	2,500,000	2,415,238
HSBC Finance Corp. 4.75% due 04/15/10	860,000	835,594
HSBC Finance Corp. 5.00% due 06/30/15	3,070,000	2,864,331
Insurance Auto Auctions, Inc. 11.00% due 04/01/13	400,000	420,000
Interline Brands, Inc. 11.50% due 05/15/11	228,000	253,080
J.P. Morgan Chase & Co. 5.13% due 09/15/14	6,200,000	5,897,607
J.P. Morgan Chase & Co. 6.38% due 02/15/08	500,000	507,283
Lehman Brothers Holdings, Inc. 6.63% due 02/15/08	2,000,000	2,038,814
Lehman Brothers Holdings, Inc. 7.88% due 08/15/10	250,000	271,793
MBIA Global Funding LLC 2.88% due 11/30/06*	2,100,000	2,069,138
MBIA, Inc. 6.63% due 10/01/28	250,000	252,798
MBNA Corp. 7.50% due 03/15/12	1,000,000	1,092,698

Morgan Stanley 4.00% due 01/15/10	1,000,000	948,276
Morgan Stanley Group, Inc. 5.30% due 03/01/13	2,000,000	1,950,064
Nalco Finance Holdings LLC 9.00% due 02/01/14(4)	183,000	139,995
NBC Acquisition Corp. 11.00% due 03/15/13(4)	250,000	177,188
Nissan Motor Acceptance Corp. 5.63% due 03/14/11	2,210,000	2,190,068
Nuveen Investments, Inc. 5.00% due 09/15/10	430,000	413,762
Nuveen Investments, Inc. 5.50% due 09/15/15	430,000	407,066
PC Financial Partnership 5.00% due 11/15/14	3,000,000	2,824,767
Rainbow National Services LLC 10.38% due 09/01/14*	300,000	336,750
Residential Asset Mtg. Products, Inc. 5.29% due 05/24/06(6)	28,128	28,146
Residential Asset Securities Corp. 2.48% due 01/25/34(6)	60,204	60,230
Residential Capital Corp. 6.00% due 02/22/11	1,400,000	1,371,350
Resolution Funding Corp. zero coupon due 01/15/21	640,000	287,356
Sensus Metering Systems, Inc. 8.63% due 12/15/13	300,000	291,750
SLM Corp. 4.00% due 01/15/10	2,000,000	1,895,662
SLM Corp. 5.59% due 07/14/06(5)	3,230,000	3,102,803
SMFC Trust 6.56% due 04/30/06*(2)(5)	9,927	7,842
Tyco International Group SA 4.44% due 06/15/07*	680,000	668,884
Universal City Development Partners 11.75% due 04/01/10	475,000	523,094
Universal City Florida Holding Co. 9.43% due 05/01/06(6)	100,000	103,000
Vanguard Health Holding Co. II, LLC 9.00% due 10/01/14	325,000	335,563
Verizon Global Funding Corp. 7.25% due 12/01/10	2,000,000	2,119,778
Visant Corp. 7.63% due 10/01/12	400,000	397,000
Washington Mutual Bank 5.13% due 01/15/15	1,100,000	1,034,686
ZFS Finance USA Trust I 6.15% due 12/15/10*(5)	1,790,000	1,735,326

Insurance — 2.8%
Berkshire Hathaway Finance Corp. 4.85% due 01/15/15	4,925,000	4,618,960
Delphi Funding LLC 9.31% due 03/25/27	800,000	836,938
Horace Mann Educators Corp. 6.85% due 04/15/16	830,000	822,923
Liberty Mutual Group Inc. 5.75% due 03/15/14*	1,750,000	1,658,626
Liberty Mutual Insurance 8.20% due 05/04/07*	1,100,000	1,117,798
Life Re Capital Trust I 8.72% due 06/15/27*	1,000,000	981,424
Pacific Life Corp. 6.60% due 09/15/33*	1,200,000	1,227,554
St. Paul Travelers Cos., Inc. 5.50% due 12/01/15	250,000	240,776
Union Central Life Insurance Co. 8.20% due 11/01/26*	1,250,000	1,325,259
USF&G Capital II, Series B 8.47% due 01/10/27	850,000	897,215
USF&G Capital III 8.31% due 07/01/46*	250,000	275,102

		124,042,026

HEALTHCARE — 4.3%

Drugs — 0.6%
Angiotech Pharmaceuticals, Inc 7.75% due 04/01/09*	175,000	175,875
Leiner Health Products, Inc. 11.00% due 06/01/12	175,000	170,625
Pharmacia Corp. 6.50% due 12/01/18	740,000	785,756
Wyeth 5.50% due 02/01/14	1,750,000	1,709,867

Health Services — 1.9%
Ameripath, Inc. 10.50% due 04/01/13	550,000	584,375
Anthem, Inc. 6.80% due 08/01/12	1,800,000	1,901,621
Concentra Operating Corp. 9.50% due 08/15/10	375,000	390,938
CRC Health Corp. 10.75% due 02/01/16*	350,000	359,625
HCA, Inc. 6.75% due 07/15/13	800,000	792,769
HCA, Inc. 7.50% due 11/06/33	275,000	265,258
HCA, Inc. 8.75% due 09/01/10	800,000	866,463
National Mentor, Inc. 9.63% due 12/01/12	425,000	480,250
Psychiatric Solutions, Inc. 7.75% due 07/15/15	275,000	281,875
Quest Diagnostics, Inc. 5.45% due 11/01/15	1,460,000	1,399,454
Tenet Healthcare Corp. 9.88% due 07/01/14	225,000	233,438
UnitedHealth Group, Inc. 3.30% due 01/30/08	365,000	352,373
UnitedHealth Group, Inc. 5.25% due 03/15/11	870,000	858,908
UnitedHealth Group, Inc. 5.80% due 03/15/36	715,000	658,084

Medical Products — 0.5%
Accellent, Inc. 10.50% due 12/04/13	250,000	268,750

Bio-Rad Laboratories, Inc. 6.13% due 12/15/14	150,000	143,250
CDRV Investors, Inc. 9.63% due 01/01/15(4)	1,050,000	742,875
Medtronic, Inc. 4.38% due 09/15/10	860,000	824,774
Norcross Safety Products LLC 9.88% due 08/15/11	400,000	419,000
Sybron Dental Specialties, Inc. 8.13% due 06/15/12	250,000	264,375

Pharmaceuticals — 1.3%
Genentech, Inc. 4.75% due 07/15/15	1,500,000	1,386,783
Omnicare, Inc. 6.88% due 12/15/15	350,000	346,063
Pfizer, Inc. 4.50% due 02/15/14	5,000,000	4,709,380

		21,372,801

INDUSTRIAL & COMMERCIAL — 7.4%

Aerospace & Military Technology — 1.5%
Argo Tech Corp. 9.25% due 06/01/11	225,000	237,094
BAE Systems Holdings, Inc. 5.20% due 08/15/15*	1,520,000	1,416,825
Boeing Co. 5.13% due 02/15/13	1,000,000	973,184
Boeing Co. 8.75% due 09/15/31	900,000	1,184,320
DRS Technologies, Inc. 6.63% due 02/01/16	450,000	445,500
K & F Acquisition, Inc. 7.75% due 11/15/14	225,000	230,063
L-3 Communications Corp. 6.13% due 01/15/14	800,000	768,000
L-3 Communications Corp. 6.38% due 10/15/15	175,000	169,750
Raytheon Co. 5.38% due 04/01/13	1,750,000	1,712,100
Transdigm, Inc. 8.38% due 07/15/11	450,000	472,500

Building Materials — 0.2%
CRH America, Inc. 5.30% due 10/15/13	750,000	718,921
U.S. Concrete, Inc. 8.38% due 04/01/14	425,000	436,688

Business Services — 1.9%
Advanstar Communications, Inc. 10.75% due 08/15/10	150,000	162,750
Advanstar Communications, Inc. 12.00% due 02/15/11	350,000	370,125
Advanstar, Inc. 15.00% due 10/15/11(4)	225,000	236,813
Affinity Group, Inc. 9.00% due 02/15/12	250,000	251,250
Affinity Group, Inc. 10.88% due 02/15/12(3)	329,785	316,594
Allied Waste North America, Inc. 9.25% due 09/01/12	500,000	538,750
Brickman Group, Ltd. 11.75% due 12/15/09	150,000	162,945
Builders Firstsource, Inc. 9.00% due 05/15/06(6)	175,000	181,563
Crystal US Holdings LLC 10.50% due 10/01/14(4)	954,000	753,660
Greif Brothers Corp. 8.88% due 08/01/12	350,000	371,000
Hydrochem Industrial Services, Inc. 9.25% due 02/15/13*	250,000	248,125
Imco Recycling, Inc. 10.38% due 10/15/10	350,000	384,125
Nortek, Inc. 8.50% due 09/01/14	175,000	179,375
Republic Services, Inc. 6.75% due 08/15/11	900,000	938,495
SGS International, Inc. 12.00% due 12/15/13*	325,000	342,875
Smurfit-Stone Container Corp. 8.25% due 10/01/12	561,000	544,170
UGS Corp. 10.00% due 06/01/12	500,000	547,500
USA Waste Services, Inc. 7.13% due 10/01/07	2,175,000	2,220,468
Waste Management, Inc. 8.75% due 05/01/18	850,000	897,745

Education — 0.1%
Knowledge Learning Corp. 7.75% due 02/01/15*	700,000	664,125

Machinery — 1.1%
Amsted Industries, Inc. 10.25% due 10/15/11*	400,000	436,000
Briggs & Stratton Corp. 7.25% due 09/15/07	100,000	102,250
Briggs & Stratton Corp. 8.88% due 03/15/11	960,000	1,056,000
Case New Holland, Inc. 9.25% due 08/01/11	300,000	318,750
CLARK Material Handling Co., Series D 10.75% due 11/15/06(1)(2)(8)†	100,000	0
Erico International Corp. 8.88% due 03/01/12	275,000	283,250
Goodman Global Holdings, Inc. 7.49% due 06/15/06(6)	125,000	127,500
Grant Prideco, Inc. Series B 6.13% due 08/15/15	75,000	71,813
Kennametal, Inc. 7.20% due 06/15/12	2,400,000	2,534,882
NTK Holdings, Inc. 10.15% due 03/01/14	350,000	266,438
Panolam Industries International, Inc. 10.75% due 10/01/13*	350,000	343,000

Multi-Industry — 0.6%
Clean Harbors, Inc. 11.25% due 07/15/12	179,000	202,270
Covalence Specialty Materials Corp. 10.25% due 03/01/16*	500,000	515,000
Goodman Global Holdings Inc. 7.88% due 12/15/12	275,000	275,000
Graphic Packaging International, Inc. 9.50% due 08/15/13	650,000	630,500
Koppers, Inc. 9.88% due 10/15/13	244,000	267,180
Polypore, Inc. 8.75% due 05/15/12	275,000	260,563
Superior Essex Communications 9.00% due 04/15/12	425,000	429,250
VWR International, Inc. 8.00% due 04/15/14	475,000	475,000

Transportation — 1.8%
Burlington Northern and Santa Fe Railway Corp., Series 99-2 7.57% due 01/02/21	429,424	474,981
Burlington Northern Railroad Co. 9.25% due 10/01/06	2,500,000	2,538,470
Burlington Northern Santa Fe Corp. 4.88% due 01/15/15	1,100,000	1,032,588
Fedex Corp. 2.65% due 04/01/07	2,250,000	2,191,538
Hertz Corp. 8.88% due 01/01/14*	250,000	265,625
Hertz Corp. 10.50% due 01/01/16*	575,000	636,094
Holt Group, Inc. 9.75% due 01/15/06(1)(2)(8)†	100,000	0
Norfolk Southern Corp. 6.75% due 02/15/11	295,000	308,578
Union Pacific Corp. 4.88% due 01/15/15	1,570,000	1,467,708

		36,587,623

INFORMATION & ENTERTAINMENT — 7.9%

Broadcasting & Media — 5.0%
CBD Media LLC 8.63% due 06/01/11	300,000	304,500
CBD Media LLC 9.25% due 07/15/12	375,000	382,500
CCH I Holdings LLC 9.92% due 04/01/14	259,000	160,580
Charter Communications Holdings I LLC 11.00% due 10/01/15	207,000	184,230
Charter Communications Holdings II LLC 10.25% due 09/15/10	650,000	654,875
Clear Channel Communications, Inc. 3.13% due 02/01/07	2,500,000	2,454,825
Coleman Cable, Inc. 9.88% due 10/01/12	75,000	68,063
Comcast Cable Communications, Inc. 6.88% due 06/15/09	1,000,000	1,036,150
Comcast Corp. 7.05% due 03/15/33	500,000	511,219
Continental Cablevision, Inc. 8.30% due 05/15/06	2,000,000	2,005,000
Cox Communications, Inc. 4.63% due 01/15/10	1,720,000	1,653,015
Cox Communications, Inc. 5.45% due 12/15/14	1,860,000	1,760,689
Cox Enterprises, Inc. 4.38% due 05/01/08*	1,000,000	971,515
CSC Holdings, Inc. 7.25% due 07/15/08	75,000	75,844
CSC Holdings, Inc. 8.13% due 07/15/09	475,000	492,813
Dex Media West LLC 9.88% due 08/15/13	581,000	639,826
Dex Media, Inc. 9.00% due 11/15/13(4)	375,000	318,750
DirecTV Holdings LLC 6.38% due 06/15/15	200,000	195,500
DirecTV Holdings LLC 8.38% due 03/15/13	374,000	399,713
Echostar DBS Corp. 6.63% due 10/01/14	675,000	650,531
HM Publishing Corp. 11.50% due 10/15/13(4)	375,000	318,750
Lamar Media Corp. 6.63% due 08/15/15	375,000	364,688
Lodgenet Entertainment Corp. 9.50% due 06/15/13	275,000	296,313
News America Holdings, Inc. 8.00% due 10/17/16	650,000	733,665
News America Holdings, Inc. 9.25% due 02/01/13	1,000,000	1,168,024
News America Holding, Inc. 7.63% due 11/30/28	1,000,000	1,061,932
PRIMEDIA, Inc. 8.88% due 05/15/11	250,000	240,625
Readers Digest Assoc., Inc. 6.50% due 03/01/11	350,000	341,250
Reed Elsevier Capital, Inc. 4.63% due 06/15/12	1,350,000	1,256,700
Reed Elsevier Capital, Inc. 6.75% due 08/01/11	1,000,000	1,042,430
RH Donnelley Corp. 6.88% due 01/15/13*	825,000	767,250
RH Donnelley Corp. 8.88% due 01/15/16*	325,000	334,344
Univision Communications, Inc. 3.50% due 10/15/07	1,200,000	1,161,982
Videotron Ltee 6.38% due 12/15/15	75,000	73,500
WDAC Subsidiary Corp. 8.38% due 12/01/14*	750,000	744,375
Xm Satellite Radio, Inc. 9.75% due 05/01/14*	500,000	502,500

Entertainment Products — 0.4%
Cinemark, Inc. 9.75% due 03/15/14(4)	775,000	616,125
International Speedway Corp. 4.20% due 04/15/09	1,300,000	1,251,301

Leisure & Tourism — 2.5%
155 East Tropicana, LLC 8.75% due 04/01/12	400,000	395,000
AMC Entertainment, Inc. 8.00% due 03/01/14	350,000	329,438
Boyd Gaming Corp. 7.13% due 02/01/16	250,000	250,313
Boyd Gaming Corp. 8.75% due 04/15/12	275,000	291,500
Cinemark USA, Inc. 9.00% due 02/01/13	200,000	214,000
Gaylord Entertainment Co. 6.75% due 11/15/14	275,000	263,313
Herbst Gaming, Inc. 7.00% due 11/15/14	300,000	300,000
HMH Properties, Inc., Series B 7.88% due 08/01/08	83,000	83,104
Host Marriott LP 7.13% due 11/01/13	550,000	558,250
HRP Myrtle Beach Operations LLC 5.60% due 10/01/06*(6)	300,000	300,000
Kerzner International Ltd. 6.75% due 10/01/15	475,000	492,813
Magna Entertainment Corp. 7.25% due 12/15/09	200,000	187,500
Majestic Star Casino, LLC 9.50% due 10/15/10	75,000	79,875
Majestic Star LLC 9.75% due 01/15/11*	150,000	153,750
Mandalay Resort Group 9.50% due 08/01/08	175,000	186,594
MGM Grand, Inc. 9.75% due 06/01/07	825,000	855,938
MGM Mirage, Inc. 5.88% due 02/27/14	975,000	905,531
Motor Gaming Group, Inc. 9.75% due 04/01/10	375,000	398,438
Park Place Entertainment Corp. 7.88% due 03/15/10	275,000	290,125
Park Place Entertainment Corp. 8.13% due 05/15/11	300,000	322,875
Penn National Gaming Inc. 6.75% due 03/01/15	325,000	319,313
San Pasqual Casino Development Group 8.00% due 09/15/13*	275,000	277,750
Southwest Airlines Co. 5.25% due 10/01/14	930,000	874,629
Southwest Airlines Co. 6.50% due 03/01/12	1,320,000	1,355,204
Southwest Airlines Co. 7.38% due 03/01/27	215,000	225,795
Starwood Hotels & Resorts Worldwide, Inc. 7.38% due 05/01/07	550,000	559,625
Station Casinos, Inc. 6.50% due 02/01/14	400,000	389,000
True Temper Sports, Inc. 8.38% due 09/15/11	675,000	622,688
Tunica Biloxi Gaming Authority 9.00% due 11/15/15*	325,000	336,375
Wynn Las Vegas LLC 6.63% due 12/01/14	600,000	583,500

Restaurants — 0.1%
El Pollo Loco, Inc. 11.75% due 11/15/13*	275,000	284,625

		39,882,746

INFORMATION TECHNOLOGY — 5.9%

Computers & Business Equipment — 0.6%
Dell, Inc. 7.10% due 04/15/28	1,000,000	1,093,131
International Business Machines Corp. 5.88% due 11/29/32	1,000,000	960,385
Xerox Corp. 9.75% due 01/15/09	675,000	734,063

Computer Services — 0.7%
Activant Solutions, Inc. 9.50% due 05/01/16*	75,000	76,313
Oracle Corp. and Ozark Holding, Inc. 5.00% due 01/15/11*	2,320,000	2,261,104
Sungard Data Systems, Inc. 9.13% due 08/15/13*	450,000	480,375
Sungard Data Systems, Inc. 10.25% due 08/15/15*	475,000	510,625

Computer Software — 0.4%
Serena Software Inc. 10.38% due 03/15/16*	125,000	133,125
SS&C Technologies, Inc. 11.75% due 12/01/13*	375,000	403,125
Unisys Corp. 8.13% due 06/01/06	1,350,000	1,343,250

Electronics — 0.7%
Fisher Scientific International, Inc. 6.13% due 07/01/15	725,000	690,563
Freescale Semiconductor, Inc. 7.13% due 07/15/14	250,000	256,250
Rayovac Corp. 8.50% due 10/01/13	275,000	242,688
Stoneridge, Inc. 11.50% due 05/01/12	350,000	323,750
Telex Communications Holdings, Inc. 11.50% due 10/15/08	200,000	213,750
Thermo Electron Corp. 5.00% due 06/01/15	680,000	631,999
Thomas & Betts Corp. 7.25% due 06/01/13	1,205,000	1,263,552

Internet Content — 0.1%
FTD, Inc. 7.75% due 02/15/14	365,000	359,981

Telecommunications — 3.5%
America Movil S.A. de C.V. 5.75% due 01/15/15	1,400,000	1,337,000
AT&T Wireless Services, Inc. 7.88% due 03/01/11	2,000,000	2,188,862
Centennial Communications Corp. 10.00% due 01/01/13	300,000	312,000
Centennial Communications Corp. 10.74% due 01/01/13(6)	200,000	209,000
Cincinnati Bell, Inc. 7.25% due 07/15/13	200,000	204,000
Cingular Wireless Services, Inc. 8.75% due 03/01/31	250,000	314,251
Cisco Systems, Inc. 5.25% due 02/22/11	1,705,000	1,687,785
Citizens Communications Co. 9.00% due 08/15/31	1,225,000	1,313,813
Intelsat, Ltd. Finance Co. 9.25% due 02/01/15*(4)	550,000	398,750
Lenfest Communications, Inc. 10.50% due 06/15/06	2,600,000	2,612,922
PanAmSat Corp. 9.25% due 11/01/14(4)	850,000	614,125
PanAmSat Corp. 9.00% due 08/15/14	176,000	185,020
Qwest Corp. 9.13% due 03/15/12	1,550,000	1,697,250
Sprint Capital Corp. 6.13% due 11/15/08	2,000,000	2,032,486
Sprint Capital Corp. 6.38% due 05/01/09	350,000	358,164
Sprint Capital Corp. 8.38% due 03/15/12	1,000,000	1,124,339
U.S. Unwired, Inc. 10.00% due 06/15/12	325,000	364,000
Valor Telecommunications Enterprises LLC 7.75% due 02/15/15	375,000	390,000

		29,321,794

MATERIALS — 5.1%

Chemicals — 0.9%
Albemarle Corp. 5.10% due 02/01/15	1,940,000	1,796,184
Equistar Chemicals LP 8.75% due 02/15/09	175,000	183,094
Equistar Chemicals LP 10.13% due 09/01/08	300,000	321,375
Huntsman International LLC 10.13% due 07/01/09	365,000	371,388
Lyondell Chemical Co. 9.50% due 12/15/08	265,000	276,263
Nalco Co. 7.75% due 11/15/11	100,000	100,500
Nalco Co. 8.88% due 11/15/13	425,000	438,813
PQ Corp. 7.50% due 02/15/13*	325,000	308,750
UAP Holding Corp. 10.75% due 07/15/12(4)	375,000	337,969
Union Carbide Chemical & Plastics Co., Inc. 7.88% due 04/01/23	225,000	236,866
Union Carbide Corp. 7.50% due 06/01/25	75,000	78,063

Forest Products — 2.5%
Berry Plastics Corp. 10.75% due 07/15/12	450,000	490,500
Crown Americas 7.75% due 11/15/15*	225,000	231,188
Eurofresh, Inc. 11.50% due 01/15/13*	400,000	400,000
International Paper Co. 4.25% due 01/15/09	750,000	724,649
Louisiana-Pacific Corp. 8.88% due 08/15/10	3,540,000	3,978,185
Mercer International, Inc. 9.25% due 02/15/13	375,000	347,813
Newpage Corp. 12.00% due 05/01/13	400,000	434,000
Plastipak Holdings, Inc. 8.50% due 12/15/15*	150,000	151,500
Pope & Talbot, Inc. 8.38% due 06/01/13	250,000	224,375
Union Camp Corp. 6.50% due 11/15/07	2,000,000	2,029,060
Westvaco Corp. 7.65% due 03/15/27	1,500,000	1,529,700
Weyerhaeuser Co. 7.38% due 03/15/32	1,675,000	1,749,241

Metals & Minerals — 1.6%
Alltrista Corp. 9.75% due 05/01/12	375,000	390,000
Ball Corp. 6.63% due 03/15/18	250,000	242,813
Barrick Gold Corp. 7.50% due 05/01/07	2,000,000	2,039,966
Barrick Gold Finance Co. 4.88% due 11/15/14	2,500,000	2,327,993
Compass Minerals International, Inc. 12.00% due 06/01/13(4)	475,000	432,250
Compass Minerals International, Inc. 12.75% due 12/15/12(4)	175,000	165,375
Hawk Corp. 8.75% due 11/01/14	325,000	326,625
Mueller Group Inc. 10.00% due 05/01/12	250,000	273,750
Neenah Corp. 11.00% due 09/30/10*	358,000	390,220
Newmont Mining Corp. 5.88% due 04/01/35	1,410,000	1,272,404
Republic Technologies International LLC 13.75% due 07/15/09(1)(2)(7)†	150,000	0
Russell-Stanley Holdings, Inc. 9.00% due 11/30/08*(2)(3)(8)(9)	13,694	6,409
Valmont Industries, Inc. 6.88% due 05/01/14	300,000	298,500

Metals & Mining — 0.1%
Texas Industries, Inc. 7.25% due 07/15/13	375,000	384,375

		25,290,151

MUNICIPAL BONDS — 0.1%

Municipal Bonds — 0.1%
McKeesport, Pennsylvania 7.30% due 03/01/20	250,000	258,950

REAL ESTATE — 0.9%

Real Estate Companies — 0.1%
CB Richard Ellis Services, Inc. 9.75% due 05/15/10	98,000	105,840
EOP Operating LP 7.75% due 11/15/07	250,000	257,971
Susa Partnership LP 8.20% due 06/01/17	250,000	291,652

Real Estate Investment Trusts — 0.8%
Archstone Smith Operating Trust 5.63% due 08/15/14	825,000	806,701
Archstone-Smith Operating Trust 5.00% due 08/15/07	500,000	496,580
Prologis 5.50% due 04/01/12	980,000	964,615
Simon Property Group LP 4.88% due 08/15/10	500,000	485,925
Simon Property Group LP 6.35% due 08/28/12	400,000	411,167
Ventas Reality LP 6.50% due 06/01/16	200,000	193,500
Ventas Reality LP 6.63% due 10/15/14	325,000	318,094
Ventas Reality LP 7.13% due 06/01/15	275,000	278,438

		4,610,481

U.S. GOVERNMENT AGENCIES — 0.1%

U.S. Government Agencies — 0.1%
Federal National Mtg. Assoc. 6.50% due 03/01/29	160,066	163,636
Federal National Mtg. Assoc. 6.50% due 06/01/29	107,976	110,385
Federal National Mtg. Assoc. 6.50% due 08/01/29	150,300	153,643
Federal National Mtg. Assoc. 6.50% due 11/01/31	27,017	27,578
Federal National Mtg. Assoc. 6.50% due 05/01/32	60,603	61,798

		517,039

U.S. GOVERNMENT OBLIGATIONS — 8.1%

U.S. Treasuries — 8.1%
United States Treasury Bonds 6.25% due 08/15/23	2,650,000	2,928,663
United States Treasury Notes 3.88% due 02/15/13	38,000,000	35,576,018
United States Treasury Notes 4.00% due 02/15/15	2,000,000	1,853,124

		40,357,805

UTILITIES — 5.5%

Electric Utilities — 1.9%
Alabama Power Co. 5.70% due 02/15/33	1,000,000	935,582
American Electric Power Inc. 5.38% due 03/15/10	1,000,000	989,402
American Electric Power, Inc. 6.13% due 05/15/06	1,256,000	1,256,333
Edison Mission Energy 7.73% due 06/15/09	275,000	281,531
Edison Mission Energy 9.88% due 04/15/11	450,000	507,375
Inergy LP & Inergy Finance Corp. 6.88% due 12/15/14	525,000	496,125
Nevada Power Co. 5.88% due 01/15/15	575,000	553,959
Nevada Power Co. 6.50% due 04/15/12	50,000	50,360
Nevada Power Co. 9.00% due 08/15/13	374,000	410,752
Northwestern Corp. 5.88% due 11/01/14	100,000	98,402
NRG Energy, Inc. 7.25% due 02/01/14	200,000	201,000
NRG Energy, Inc. 7.38% due 02/01/16	375,000	378,281
Pacific Gas & Electric Co. 4.20% due 03/01/11	1,100,000	1,036,453
Pacific Gas & Electric Co. 6.05% due 03/01/34	660,000	631,324
Reliant Resources, Inc. 9.50% due 07/15/13	150,000	152,250
Sierra Pacific Resources 6.75% due 08/15/17	250,000	246,885

Teco Energy, Inc. 6.75% due 05/01/15	100,000	102,000
VeraSun Energy 9.88% due 12/15/12*	250,000	266,250
Westar Energy, Inc. 5.88% due 07/15/36	860,000	766,957

Gas & Pipeline Utilities — 2.5%
Atmos Energy Corp. 4.00% due 10/15/09	3,360,000	3,180,368
Consolidated Natural Gas Co. 5.00% due 12/01/14	2,380,000	2,207,179
El Paso Energy Corp. 6.75% due 05/15/09	525,000	521,719
El Paso Energy Corp. 7.80% due 08/01/31	575,000	569,250
Kinder Morgan Energy Partners 5.80% due 03/15/35	1,290,000	1,140,964
Pacific Energy Partners LP 6.25% due 09/15/15	75,000	72,000
Pacific Energy Partners LP 7.13% due 06/15/14	250,000	252,500
Pemex Project Funding Master Trust 9.13% due 10/13/10	1,750,000	1,950,375
SEMCO Energy, Inc. 7.13% due 05/15/08	225,000	227,095
Southern Star Central Corp. 6.75% due 03/01/16*	75,000	74,813
Tennessee Gas Pipeline Co. 7.50% due 04/01/17	350,000	365,366
Tennessee Gas Pipeline Co. 8.38% due 06/15/32	325,000	359,133
Transcontinental Gas Pipe Line Corp. 6.40% due 04/15/16*	125,000	124,219
Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12	250,000	283,438
Williams Cos., Inc. 7.63% due 07/15/19	600,000	630,000
Williams Cos., Inc. 7.88% due 09/01/21	575,000	612,375

Telephone — 0.9%
AT&T Corp. 9.75% due 11/14/31	600,000	710,974
BellSouth Corp. 5.20% due 09/15/14	2,000,000	1,894,664
SBC Communications, Inc. 5.10% due 09/15/14	2,000,000	1,882,920

Utilities — 0.2%
Amerigas Partners LP 7.13% due 05/20/16	500,000	495,000
Amerigas Partners LP 7.25% due 05/20/15	250,000	248,750
CMS Energy Corp. 6.88% due 12/15/15	125,000	124,375
Mirant North America LLC 7.38% due 12/31/13*	175,000	175,656

		27,464,352

TOTAL BONDS & NOTES (cost $409,044,436)		402,206,532

Foreign Bonds & Notes — 13.7%

ENERGY — 2.1%

Energy Services — 0.1%
Enersis SA 7.40% due 12/01/16	600,000	619,078

Energy Sources — 2.0%
Canadian Natural Resources, Ltd. 4.90% due 12/01/14	220,000	205,079
Canadian Natural Resources, Ltd. 5.85% due 02/01/35	2,110,000	1,941,268
EOG Co. of Canada 7.00% due 12/01/11*	1,100,000	1,161,682
Husky Oil, Ltd. 7.13% due 11/15/06	1,600,000	1,613,150
Husky Oil, Ltd. 7.55% due 11/15/16	1,000,000	1,096,840
Husky Oil, Ltd. 8.90% due 08/15/28(5)	700,000	740,209
Ras Laffan Liquefied Natural Gas Co., Ltd. 3.44% due 09/15/09*	1,316,000	1,271,861
Scottish Power PLC 4.91% due 03/15/10	1,600,000	1,557,549

		10,206,716

FINANCE — 1.7%

Bank — 0.4%
Corp Andina de Fomento 7.38% due 01/18/11	1,185,000	1,261,694
Swedbank 7.50% due 11/01/06*(5)	500,000	505,385

Financial Services — 1.0%
Amvescap PLC 4.50% due 12/15/09	3,510,000	3,374,763
Fertinitro Finance, Inc. 8.29% due 04/01/20*	1,005,000	824,100
Galaxy Entertainment Finance Co., Ltd. 9.88% due 12/15/12*	350,000	362,250
MDP Acquisitions PLC 9.63% due 10/01/12	350,000	369,250
Nell AF SARL 8.38% due 08/15/15*	600,000	594,750

Insurance — 0.2%
Oil Insurance, Ltd. 5.15% due 08/01/08*(5)	1,000,000	976,250

		8,268,443

FOREIGN GOVERNMENT BONDS — 1.4%

Government Bonds —1.5%
United Mexican States 6.63% due 03/03/15	1,900,000	1,967,450
United Mexican States 7.50% due 04/08/33	1,400,000	1,528,800
United Mexican States 9.88% due 02/01/10	3,250,000	3,690,375

		7,186,625

HEALTHCARE — 0.1%

Drugs — 0.1%
WH Holdings, Ltd. 9.50% due 04/01/11	285,000	304,950

INDUSTRIAL & COMMERCIAL — 0.5%

Business Services — 0.0%
Danka Business Systems, PLC 11.00% due 06/15/10	200,000	168,000

Machinery — 0.2%
Tyco International Group SA 5.80% due 08/01/06	1,000,000	1,000,910

Diversified Services — 0.3%
Hutchison Whampoa, Ltd. 6.50% due 02/13/13*	640,000	654,710
Stena AB 9.63% due 12/01/12	550,000	592,625

		2,416,245

INFORMATION & ENTERTAINMENT — 2.1%

Broadcasting & Media — 1.6%
British Sky Broadcasting Group, PLC 7.30% due 10/15/06	1,245,000	1,254,035
British Sky Broadcasting Group, PLC 8.20% due 07/15/09	1,500,000	1,609,941
Grupo Televisa Sa 6.63% due 03/18/25	3,115,000	2,990,400
Iesy Repository GmbH 10.38% due 02/15/15*	450,000	459,000
Kabel Deutschland GmbH 10.63% due 07/01/14*	775,000	837,000
Quebecor Media Inc. 7.75% due 03/15/16*	300,000	307,500
Yell Finance BV 10.75% due 08/01/11	406,000	432,390

Leisure & Tourism — 0.5%
Carnival Corp. 3.75% due 11/15/07	1,800,000	1,755,099
Intrawest Corp. 7.50% due 10/15/13	375,000	379,688
Royal Caribbean Cruises, Ltd. 8.00% due 05/15/10	350,000	373,810

		10,398,862

INFORMATION TECHNOLOGY — 2.5%

Computer & Business Equipement — 0.1%
Seagate Technology Holdings 8.00% due 05/15/09	375,000	386,250
Smart Modular Technologies 10.49% due 07/01/06(6)	146,000	151,840

Electronics — 0.1%
MagnaChip Semiconductor SA 8.00% due 12/15/14	325,000	303,063

Telecommunications — 2.3%
Intelsat Subsidiary Holdings Co., Ltd. 8.63% due 01/15/15	250,000	260,000
Intelsat Subsidiary Holdings Co., Ltd. 9.61% due 01/15/12(6)	300,000	304,500
KT, Corp. 5.88% due 06/24/14*	1,800,000	1,772,197
New Skies Satellites NV 9.13% due 11/01/12	325,000	350,188
Nordic Telephone Co. Holding 8.88% due 05/01/16*	225,000	232,875
Rogers Wireless, Inc 8.04% due 06/15/06(6)	525,000	540,750
Rogers Wireless, Inc. 6.38% due 03/01/14	550,000	541,750
Rogers Wireless, Inc. 7.50% due 03/15/15	75,000	78,938
Rogers Wireless, Inc. 8.00% due 12/15/12	325,000	341,250
Telecom de Puerto Rico 6.65% due 05/15/06	2,000,000	2,000,662
Telecom Italia Cap 4.88% due 10/01/10	2,210,000	2,124,515
Telefonos de Mexico SA 4.50% due 11/19/08	3,150,000	3,062,276

		12,451,052

MATERIALS — 1.9%

Chemicals — 0.1%
Reliance Industries, Ltd. 8.25% due 01/15/27*	500,000	502,925
Forest Products — 0.1%
Abitibi Consolidated, Inc. 8.38% due 04/01/15	325,000	328,250
Tembec Industries, Inc. 8.50% due 02/01/11	300,000	181,500

Metals & Minerals — 1.7%
Alcan, Inc. 5.75% due 06/01/35	1,155,000	1,047,973
BHP Billiton Finance USA, Ltd. 5.00% due 12/15/10	2,160,000	2,116,074
Corporacion Nacional Cobre Cl 5.63% due 09/21/35*	1,600,000	1,453,186
Inco, Ltd. 5.70% due 10/15/15	1,050,000	997,011
Noranda, Inc. 6.00% due 10/15/15	750,000	728,991
Novelis, Inc. 7.25% due 02/15/15*	275,000	266,750
Placer Dome, Inc., Series B 8.50% due 12/31/45	1,870,000	1,904,071

		9,526,731

REAL ESTATE — 0.1%

Real Estate Companies — 0.1%
Apache Finance Property, Ltd. 7.00% due 03/15/09	550,000	579,680

UTILITIES — 1.3%

Electric Utilities — 0.9%
Hydro Quebec 6.30% due 05/11/11	4,200,000	4,358,302

Gas & Pipeline Utilities — 0.3%
Statoil ASA 5.13% due 04/30/14*	1,310,000	1,259,010

Telephone — 0.2%
Deutsche Telekom International Finance BV 5.25% due 07/22/13	900,000	859,867

		6,477,179

TOTAL FOREIGN BONDS & NOTES (cost $68,644,543)		67,816,483

Common Stock 0.0%

INFORMATION TECHNOLOGY — 0.0%

Telecommunications — 0.0%
NTL Inc.†	3,102	85,243
Viatel Holding (Bermuda), Ltd.†	1,590	8

		85,251

MATERIALS — 0.0%

Chemicals — 0.0%
General Chemical Industrial Products, Inc.(2)(8)†	72	22,963

Metals & Minerals — 0.0%
Russell-Stanley Holdings, Inc.*†(2)(8)(9)	1,500	0

		22,963

TOTAL COMMON STOCK (cost $752,873)		108,214

Preferred Stock — 1.0%

CONSUMER DISCRETIONARY — 0.1%

Retail — 0.1%
General Nutrition Centers, Inc. 12.00%(3)	300	330,000

FINANCE — 0.7%

Financial Services — 0.7%
Citigroup, Inc., Series F 6.37%	42,000	2,142,000
Lehman Brothers Holdings, Inc., Series D 5.67%	30,000	1,432,500

		3,574,500

REAL ESTATE — 0.2%

Real Estate Investment Trusts — 0.2%
ProLogis Trust, Series C 8.54%	20,000	1,092,000

TOTAL PREFERRED STOCK (cost $4,582,112)		4,996,500

Warrants — 0.0%†

FINANCE — 0.0%

Financial Services — 0.0%
MDP Acquisitions PLC Expires 10/01/13 (strike price $ .001)(8)*	100	2,000

INDUSTRIAL & COMMERCIAL — 0.0%

Business Services — 0.0%
Advanstar Holdings Corp. Expires 10/15/11 (strike price $ .01)(2)(8)*	75	1

Pliant Corp. Expires 06/01/10 (strike price $ .01)(2)(8)*	100	0

		1

INFORMATION & ENTERTAINMENT — 0.0%

Broadcasting & Media — 0.0%
XM Satelliteradio, Inc. Class A Expires 03/15/10 (strike price $45.24)	125	1,750

Leisure & Tourism — 0.0%
AMF Bowling Worldwide, Inc. Expires 03/09/09 (strike price $27.19)(2)(8)	576	0

		1,750

MATERIALS — 0.0%

Chemicals — 0.0%
General Chemical Industries Products Series B Expires 03/31/11 (strike price $3.76)(2)(8)	31	0
General Chemical Industries Series A, Expires 04/30/11 (strike price $195.43)(2)(8)	42	5,187

Metals & Minerals — 0.0%
ACP Holding Co. (strike price $ .01)(8)*	40,587	62,910

		68,097

TOTAL WARRANTS (cost $31,513)		71,848

Membership Interest Certificates 0.0%†

CONSUMER DISCRETIONARY — 0.0%

Housing — 0.0%
National Bedding LLC(2)(9) (cost $58,497)	264	660

U.S. Government and Agencies 2.0%

U.S. GOVERNMENT OBLIGATIONS — 2.0%

U.S. Treasuries — 2.0%
United States Treasury Notes 4.75% due 03/31/11 (cost $9,935,731)	$10,000,000	9,921,090

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $493,049,705)		485,121,326

Short-Term Investment Securities — 0.7%

TIME DEPOSIT — 0.7%

Euro Time Deposit with State Street Bank & Trust Co. 2.50% due 05/01/06 (cost $3,371,000)		3,371,000	3,371,000

TOTAL INVESTMENTS —
(cost $496,420,705)@	98.6%		488,492,326
Other assets less liabilities—	1.4		7,025,192

NET ASSETS—	100.0%		$495,517,518

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2006, the aggregate value of these securities was $53,027,467 representing 10.7% of net assets. Unless otherwise indicated, these securities are not considered illiquid.

@	See Note 4 for cost of investments on a tax basis.

(1)	Bond in default

(2)	Fair valued security; see Note 1.

(3)	PIK (“Payment-in-Kind”) security. Payments made with additional securities in lieu of cash.

(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(5)	Variable rate security — the rate reflected is as of April 30, 2006; maturity date reflects next reset date.

(6)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of April 30, 2006.

(7)	Company has filed Chapter 11 bankruptcy.

(8)	Illiquid security

(9)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2006, the Corporate Bond Portfolio held the following restricted securities:

	Acquisition	Certificate/Principal	Acquisition	Market	Market	% of
Name	Date	Amount/Shares	Cost	Price	Value	Net Assets

National Bedding, LLC Membership Interest Certificates	02/25/03	264	$58,497	$2.50	$660	0.0%
Russell Stanley Holdings, Inc. 9.00% due 11/30/08, Corporate Bond	02/05/99	$13,694	78,233	46.80	6,409	0.0
Russell Stanley Holdings, Inc., Common Stock	02/05/99	1,500	0	0.00	0	0.0
					$7,069	0.0%
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL BOND PORTFOLIO
Goldman Sachs Asset Management International
Investment Portfolio — April 30, 2006
(unaudited)

Bonds & Notes — 96.1%		Shares/ Principal	Value
		Amount **	(Note 1)

AUSTRALIA — 0.2%

Commonwealth of Australia 6.00% due 02/15/17	AUD	$450,000	$349,753

AUSTRIA — 4.5%

OeBB Infrastruktur Bau AG 4.75% due 10/28/13		290,000	276.848
Republic of Austria 5.50% due 01/15/10	EUR	4,500,000	6,030,341
SCHIG 4.63% due 11/21/13		260,000	245.994

			6.553,183

BELGIUM — 2.1%

Kingdom of Belgium 3.75% due 03/28/09	EUR	1,700,000	2,158,621
Kingdom of Belgium 5.50% due 03/28/28	EUR	600,000	891,335

			3,049,956

CANADA — 1.5%

Canadian Government 5.75% due 06/01/29	CAD	1,000,000	1,043,943
Canadian Government 6.00% due 06/01/08	CAD	1,300,000	1,205,807

			2,249,749

DENMARK — 0.6%

Kingdom of Denmark 6.00% due 11/15/11	DKK	5,000,000	935,206

FRANCE — 9.3%

Government of France 3.50% due 01/12/09	EUR	1,600,000	2,018,183
Government of France 4.00% due 10/25/09	EUR	1,100,000	1,406.523
Government of France 5.25% due 04/25/08	EUR	950,000	1,240,737
Government of France 5.50% due 10/25/07	EUR	3,950,000	5,141,821
Government of France 5.50% due 04/25/10	EUR	1,450,000	1,953,263
Government of France 5.75% due 10/25/32	EUR	1,250,000	1,956.917

			13,717,444

GERMANY — 3.5%

Federal Republic of Germany 3.25% due 07/04/15	EUR	1,300,000	1,551,892
Federal Republic of Germany 4.00% due 01/04/37	EUR	50,000	61,020
Federal Republic of Germany 6.25% due 01/04/24	EUR	300,000	476,889
Federal Republic of Germany 6.50% due 07/04/27	EUR	1,850,000	3,084,532

			5,174,334

ITALY — 4.9%

Republic of Italy 3.00% due 01/15/10	EUR	2,000,000	2,458,953
Republic of Italy 4.38% due 10/25/06		600,000	597,735
Republic of Italy 5.25% due 08/01/17	EUR	750,000	1,029,126
Republic of Italy 5,50% due 11/01/10	EUR	800,000	1,078,626
Republic of Italy 6.00% due 05/01/31	EUR	1,300,000	1,992,970

			7,157,410

JAPAN — 23.3%

Government of Japan 0.80% due 6/20/09	JPY	1,52,0000,000	13,281,355
Government of Japan 1.30% due 06/20/11	JPY	975,000,000	8,521,790
Government of Japan 1.40% due 12/20/15	JPY	945,000,000	7,930,655
Government of Japan 1.90% due 03/20/24	JPY	450,000,000	3,788,232
Government of Japan 2.50% due 09/20/34	JPY	35,000,000	310,071
Resona Bank Ltd 3.75% due 04/15/10(1)	EUR	420,000	519,394

			34,351,497

LUXEMBOURG — 0.8%

Telecom Italia Finance SA 7.75% due 01/24/33	EUR	190,000	299,151
Tyco International Group SA 5.50% due 11/19/08	EUR	370,000	481,263

Tyco International Group SA 6.13% due 04/04/07	EUR	350,000	450,833

			1,231,246

NETHERLANDS — 5.3%

Deutsche Telekom Internationall Finance BV 8.75% due 06/15/30		90,000	106,866
Imperial Tobacco Overseas BV 7.13% due 04/01/09		570,000	591,639
Kingdom of Netherlands 3.75% due 07/15/14	EUR	5,700,000	7,101,744

			7,800,249

SPAIN — 5.4%

Instituto de Credito Official 4.63% due 10/26/10		700,000	683,264
Kingdom of Spain 4.20% due 07/30/13	EUR	800,000	1,028,538
Kingdom of Spain 4.40% due 01/31/15	EUR	4,800,000	6,259,668

			7,971,470

SWEDEN — 0.7%

Kingdom of Sweden 5.00% due 01/28/09	SEK	4,700,000	667,660
Kingdom of Sweden 6.75% due 05/05/14	SEK	2,300,000	375,327

			1,042,988

UNITED KINGDOM — 8.7%

National Westminster Bank PLC 7.75% due 10/16/07(1)		330,000	339,873
NGG Finance PLC 5.25% due 08/23/06	EUR	620,000	787,071
Royal Bank of Scotland Group PLC 5.25% due 07/22/08	DEM	900,000	599,078
SL Finance PLC 6.38% due 07/12/12(1)	EUR	80,000	111,122
United Kingdom Treasury 4.25% due 06/07/32	GBP	2,250,000	4,053,751
United Kingdom Treasury 4.25% due 03/07/36	GBP	200,000	362,798
United Kingdom Treasury 4.75% due 06/07/10	GBP	2,150,000	3,933,652
United Kingdom Treasury 5.00% due 09/07/14	GBP	250,000	466,555
United Kingdom Treasury 7.25% due 12/07/07	GBP	570,000	1,081,520
United Kingdom Treasury 8.75% due 08/25/17	GBP	400,000	991,834

			12,727,254

UNITED STATES — 25.3%

American Home Mtg. Investment Trust 5.33% due 10/25/34(2)		197,651	197,930
Arch Capital Group, Ltd 7.35% due 05/01/34		190,000	196,093
AT&T Broadband Corp. 9.46% due 11/15/22		110,000	137,017
Banca Popolare di Bergamo Capital Trust 8.36% due 02/15/11(1)		450,000	660,259
Citicorp 5.50% due 06/30/10		570,000	384,371
CNA Financial Corp. 6.60% due 12/15/08		330,000	337,699
Comcast Cable Communications, Inc. 8.38% due 05/01/07		500,000	514,409
Countrywide Alternative Loan Trust 5.13% due 05/21/06		2,231,743	2,237,050
Cox Communications, Inc. 4.63% due 01/15/10		560,000	538,191
Credit Suisse First Boston 7.90% due 05/01/07*(1)		550,000	562,176
Countrywide Home Equity Loan Trust 5.20% due 12/15/33(2)		545,427	546,966
Countrywide Alternative Loan Trust 5.23% due 03/25/06(2)		2,149,018	2,149,018
First Horizon Asset Back Trust 4.67% due 10/25/34(2)		535,727	537,295
Fremont Home Loan Trust 5.24% due 03/25/35(2)		425,983	426,575
Harrahs Operating, Inc. 5.50% due 07/01/10		200,000	197,647
HSBC Holdings PLC 6.50% due 05/02/36		320,000	322,532
PHH Corp. 6.00% due 03/01/08		513,000	515,949
Sequoia Mtg. Trust 5.55% due 11/20/34(2)		653,593	654,254
Sprint Capital Corp. 4.78% due 08/17/06(3)		530,000	529,089
United States Treasury Bonds 7.50% due 11/15/24		1,300,000	1,632,922
United States Treasury Bonds 8.00% due 11/15/21		5,650,000	7,253,188
United States Treasury Notes 1.88% due 07/15/15		1,787,345	1,715,921
United States Treasury Notes 2.00% due 01/15/16		1,091,003	1,054,736
United States Treasury Notes 3.75% due 05/15/08		10,750,000	10,518,209
United States Treasury Notes 4.00% due 02/1 5/15		3,050,000	2,826,014
Verizon Global Funding Corp. 6.13% due 06/15/07		520,000	523,995

TOTAL BONDS & NOTES (cost $140,339,787)			37,169,504

			141,481,243

Preferred Stock — 0.6%

UNITED KINGDOM — 0.3%

Fortis Capital Co. 6.25%(1)		320	425,916

UNITED STATES — 0.3%

BCI US Funding Trust II 4.36%(2)		340,000	439,346

TOTAL PREFERRED STOCK (cost $880,960)			865,262

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $141,220,747)			142,346,505

Short-Term Investment Securities — 2.0%

TIME DEPOSIT — 2.0%

Euro Time Deposit with State Street Bank & Trust Co. 2.50% due 05/01/06 (cost $2,914,000)		2,914,000	2,914,000

TOTAL INVESTMENTS — (cost $144,134,747)@	98.7%		145,260,505
Other assets less liabilities —	1.3		1,924,464

NET ASSETS —	100.0%		$147,184,969

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30,2006, the aggregate value of these securities was $562,176 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	In United States dollars unless otherwise indicated.
@	See Note 4 for cost investments on a tax basis
(1)	Variable rate security — the rate reflected is as of April 30, 2006; maturity date reflects next reset date.
(2)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is a of April 30, 2006.
(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	Illiquid security

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	April 30, 2006	(Depreciation)

12 Short	Australia 10 Year Bond	June 2006	$6,722,797	$6,693,036	$29,761
24 Short	Australia 3 Year Bond	June 2006	4,758,672	4,738,180	20,492
23 Short	Canada 10 Year Bond	June 2006	2,314,157	2,262,951	51,206
143 Short	Euro Bobl Future	June 2006	19,766,207	19,713,422	52,785
12 Short	Euro Bund 10 Year Future	June 2006	1,795,424	1,747,084	48,340
112 Short	U.S. Treasury 10 Year Note	June 2006	11,872,082	11,824,750	47,332
143 Long	U.S. Treasury 2 Year Note	June 2006	29,146,179	29,134,016	(12,163)
25 Long	U.S. Treasury 20 Year Bond	June 2006	2,689,102	2,671,094	(18,008)
57 Short	U.S. Treasury 5 Year Note	June 2006	5,951,260	5,936,906	14,354

					$234,099

Open Forward Foreign Currency Contracts
Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*USD	2,712,000	SEK	20,547,024	06/21/06	$92,111
USD	8,605,837	JPY	984,755,730	05/30/06	78,595
*USD	6,291,804	AUD	8,578,099	06/21/06	219,528
USD	299,270	DKK	1,829,140	06/23/06	11,104
*USD	12,137,000	CAD	13,922,721	06/21/06	333,194
USD	685,148	CAD	798,786	07/12/06	30,685
*USD	9,356,903	CHF	11,949,790	06/21/06	331,741
*USD	6,785,000	EUR	5,533,757	06/21/06	219,876
USD	162,955	EUR	129,625	05/24/06	854
*USD	12,455,050	GBP	7,096,184	05/15/06	487,950
*USD	8,094,000	GBP	4,630,744	06/21/06	356,427
*USD	7,918,441	NOK	52,065,331	06/21/06	555,810
USD	238,448	SEK	1,836,764	06/20/06	12,202

					2,730,077

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*AUD	9,290,126	USD	6,749,000	06/21/06	$(302,807)
NZD	8,962,938	USD	5,461,499	06/21/06	(242,904)
*CAD	9,456,724	USD	8,173,125	06/21/06	(296,999)
JPY	163,547,775	USD	1,404,567	06/21/06	(42,297)
*EUR	8,509,840	USD	10,374,564	06/21/06	(397,569)
*GBP	8,347,976	USD	14,549,899	05/15/06	(676,293)
*GBP	9,353,542	USD	16,363,945	06/21/06	(704,895)
*NOK	8,624,811	USD	1,351,000	06/21/06	(52,790)
*SEK	23,590,870	USD	3,040,784	06/21/06	(178,729)
*CHF	5,247,503	USD	4,051,000	06/21/06	(203,568)

					(3,098,851)

Net Unrealized Appreciation (Depreciation)					$(368,774)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD — Australian Dollar	EUR — Euro	NOK — Norwegian Krone
CAD — Canadian Dollar	GBP — Pound Sterling	NZD — New Zealand Dollar
CHF — Swiss Franc	JPY — Japanese Yen	SEK — Swedish Krona
DEM — Deutsche Mark		USD — United States Dollar
DKK — Danish Krone

Interest Rate Swaps
				Gross
		Notional	Termination	Unrealized
		Amount	Date	Appreciation

Agreement with Merrill Lynch Capital Markets Bank, Ltd dated July 15, 2005 to receive semi-annually 3.64% and pay quarterly the 3 Month Canadian Bankers Acceptance rate(4)	CAN	$4,300,000	07/15/10	$139,994

Agreement with Merrill Lynch Capital Markets Bank, Ltd dated July 15, 2005 to receive semi-annually 3.64% and pay quarterly the 3 Month Canadian Bankers Acceptance rate(4)	CAN	4,400,000	07/15/10	142,502

Agreement with Deutsche Bank AG Futures dated April 12, 2006 to receive quarterly the Canadian Bankers Acceptance rate and pay semi-annually a fixed rate of 4.59%(4)	CAN	3,700,000	04/12/11	7,711

Agreement with Merrill Lynch Capital Markets Bank, Ltd dated March 10, 2006 to receive semi-annually a fixed rate of 5.24% and pay quarterly the 3 Month Libor rate(4)		2,600,000	03/10/11	17,025

Agreement with Merrill Lynch Capital Markets Bank, Ltd dated April 10, 2006 to receive semi-annually a fixed rate of 4.43% and pay semi-annually the GBP 6 Month Libor rate(4)	GBP	450,000	04/10/36	17,861

Agreement with Merrill Lynch Capital Markets Bank, Ltd dated April 12, 2006 to receive semi-annually the EUR 6 Month Libor rate and pay annually a fixed rate of 4.45%(4)	EUR	650,000	04/14/36	2,782

Agreement with Merrill Lynch Capital Markets Bank, Ltd dated April 12, 2006 to receive semi-annually the EUR 6 Month Libor rate and pay annually a fixed rate of 4.44%(4)	EUR	650,000	04/14/36	1,695

Agreement with Merrill Lynch Capital Markets Bank, Ltd dated April 10, 2006 to receive semi-annually a fixed rate of 4.45% and pay semi-annually the GBP 6 Month Libor rate(4)	GBP	450,000	04/10/36	15,507

Agreement with Credit Suisse First Boston International London dated April 18, 2006 to receive semi-annually the EUR 6 Month Libor rate and pay annually a fixed rate of 3.80%(4)	EUR	800,000	04/18/11	3,611

Agreement with Credit Suisse First Boston International London dated April 13, 2006 to receive semi-annually the EUR 6 Month Libor rate and pay annually a fixed rate of 3.80%(4)	EUR	800,000	04/13/11	941

Agreement with Credit Suisse First Boston International London dated April 19, 2006 to receive semi-annually the EUR 6 Month Libor rate and pay annually a fixed rate of 3.84%(4)	EUR	378,000	04/19/11	295

Agreement with UBS AG London dated April 18, 2006 to receive semi-annually the EUR 6 Month Libor rate and pay annually a fixed rate of 3.79%(4)	EUR	800,000	04/18/11	2,595

Agreement with Credit Suisse First Boston International London dated December 06, 2005 to receive semi-annually a fixed rate of 4.34% and pay semi-annually the GBP 3 Month Libor(4)	GBP	900,000	12/06/35	59,249

Agreement with Merrill Lynch Capital Markets Bank, Ltd. dated April 06, 2006 to receive semi-annually 4.40% and pay semi-annually the GBP 6 Month Libor rate(4)	GBP	1,400,000	04/07/36	66,868

				$478,636

				Gross
				Unrealized
				Depreciation

Agreement with Merrill Lynch Capital Markets Bank, Ltd dated March 08, 2006 to receive quarterly the 3 Month Canadian Bankers Acceptance rate and pay semi-annually a fixed rate of 4.40%(4)	CAN	3,750,000	03/08/11	$(34,346)

Agreement with Merrill Lynch Capital Markets Bank, Ltd dated July 15, 2005 to receive quarterly the 3 Month Libor rate and pay semi-annually a fixed rate of 4.40%(4)		2,800,000	07/19/10	(100,787)

Agreement with Merrill Lynch Capital Markets Bank, Ltd dated July 19, 2005 to receive quarterly the 3 Month Libor rate and pay semi-annually a fixed rate of 4.40%(4)		2,800,000	07/19/10	(101,206)

Agreement with Merrill Lynch Capital Markets Bank, Ltd dated April 06, 2006 to receive semi-annually the GBP 6 Month Libor rate and pay semi-annually a fixed rate of 4.75%(4)	GBP	2,700,000	04/06/16	(89,957)

Agreement with Credit Suisse First Boston International London dated April 18, 2006 to receive annually a fixed rate of 2.50% and pay semi-annually the CHF 6 Month Libor(4)	CHF	1,210,000	04/18/11	(8,400)

Agreement with Credit Suisse First Boston International London dated April 13, 2006 to receive annually a fixed rate of 2.51% and pay semi-annually the CHF 6 Month Libor(4)	CHF	1,210,000	04/13/11	(7,473)

Agreement with UBS AG London dated April 18, 2006 to receive annually a fixed rate of 2.50% and pay semi-annually the CHF 6 Month Libor rate(4)	CHF	1,210,000	04/18/11	(8,173)

Agreement with Credit Suisse First Boston International London dated April 19, 2006 to receive annually a fixed rate of 2.54% and pay semi-annually the CHF 6 Month Libor(4)	CHF	577,000	04/19/11	(3,244)

Agreement with Credit Suisse First Boston International London dated December 08, 2005 to receive quarterly the EUR 3 Month Libor rate and pay annually a fixed rate of 3.90%(4)	EUR	1,400,000	12/10/35	(158,674)

Agreement with Credit Suisse First Boston International London dated April 18, 2006 to receive semi-annually a fixed rate of 5.37% and pay quarterly the 3 Month Libor(4)		2,200,000	04/18/11	(3,005)

				$(515,265)

Net Unrealized Appreciation (Depreciation)				$(36,629)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
HIGH-YIELD BOND PORTFOLIO
AIG SunAmerica Asset Management Corp.
Investment Portfolio — April 30, 2006
(unaudited)

	Principal
Bonds & Notes — 75.1%	Amount	Value
	Shares/Warrants	(Note 1)

CONSUMER DISCRETIONARY — 3.1%

Automotive — 1.3%
Avis Budget Car Rental, LLC 7.58% due 05/15/14*(8)	$425,000	$437,220
Avis Budget Car Rental, LLC 7.63% due 05/15/14*	300,000	305,250
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	875,000	713,125
Dura Operating Corp., Series B 8.63% due 04/15/12	978,000	833,745
Ford Motor Co. 6.63% due 10/01/28	2,450,000	1,678,250
Stanadyne Corp., Series 1 10.00% due 08/15/14	375,000	345,000

Retail — 1.8%
Collins & Aikman Floorcovering, Series B 9.75% due 02/15/10	875,000	831,250
Ferrellgas LP 6.75% due 05/01/14	1,350,000	1,296,000
Neiman-Marcus Group, Inc. 10.38% due 10/15/15*	775,000	829,250
Prestige Brands, Inc. 9.25% due 04/15/12	300,000	304,500
Rent-Way, Inc. 11.88% due 06/15/10	1,400,000	1,457,750
Rite Aid Corp. 8.13% due 05/01/10	575,000	587,937
Saks, Inc. 9.88% due 10/01/11	725,000	801,125

		10,420,402

CONSUMER STAPLES — 3.3%

Food, Beverage & Tobacco — 2.3%
Dave & Buster’s, Inc. 11.25% due 03/15/14*	400,000	404,000
Doane Pet Care Co. 10.63% due 11/15/15	375,000	457,500
Doane Pet Care Co. 10.75% due 03/01/10	350,000	381,500
Dole Food Co., Inc. 8.88% due 03/15/11	500,000	487,500
Le-Natures, Inc. 10.00% due 06/15/13*(2)	1,150,000	1,196,000
NPC International, Inc. 9.50% due 05/01/14*	925,000	934,250
Sbarro, Inc. 11.00% due 09/15/09	350,000	360,500
Smithfield Foods, Inc., Series B 7.75% due 05/15/13	725,000	730,438
The Restaurant Co. 10.00% due 10/01/13	175,000	164,500
Wornick Co. 10.88% due 07/15/11	2,500,000	2,587,500

Household Products — 1.0%
Jostens Holding Corp. 10.25% due 12/01/13(2)	1,050,000	811,125
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13	650,000	667,875
Owens-Brockway Glass Container, Inc. 8.88% due 02/15/09	1,225,000	1,274,000
Visant Holding Corp. 8.75% due 12/01/13*	800,000	780,000

		11,236,688

ENERGY — 8.3%

Energy Services — 4.2%
Allis Chalmers Energy, Inc. 9.00% due 01/15/14*	675,000	691,875
Atlas Pipeline Partners LP 8.13% due 12/15/15*	675,000	696,937
Belden & Blake Corp. 8.75% due 07/15/12	475,000	488,063
Chesapeake Energy Corp. 6.88% due 11/15/20*	550,000	540,375
El Paso Production Holding Co. 7.75% due 06/01/13	3,300,000	3,403,125
Encore Acquisition Co. 6.00% due 07/15/15	625,000	578,125
Encore Acquisition Co. 6.25% due 04/15/14	375,000	356,250
Exco Resources, Inc. 7.25% due 01/15/11	650,000	641,875
Hanover Compressor Co. 7.50% due 04/15/13	75,000	75,281
Hilcorp Energy I LP 7.75% due 11/01/15*	1,250,000	1,231,250
Hilcorp Energy I LP 10.50% due 09/01/10*	869,000	947,210
Oslo Seismic Services, Inc. 8.28% due 06/01/11	875,585	887,415
Seitel, Inc. 11.75% due 07/15/11	1,450,000	1,660,250
Southern Energy, Inc. 7.90% due 07/15/09†(3)(6)	4,750,000	0
Tennessee Gas Pipeline Co. 7.00% due 10/15/28	1,400,000	1,344,218
Transmeridian Exploration, Inc. 12.00% due 12/15/10* (10)	650,000	663,000

Energy Sources — 4.1%
Alpha Natural Resources LLC 10.00% due 06/01/12	117,000	128,115
Brigham Exploration Co. 9.63% due 05/01/14*	1,650,000	1,650,000
Calpine Corp. 8.75% due 07/15/13*(1)(5)	8,625,000	7,891,875
Chaparral Energy, Inc. 8.50% due 12/01/15*	1,975,000	2,034,250
Chesapeake Energy Corp. 6.63% due 01/15/16	1,800,000	1,746,000
Quicksilver Resources, Inc. 7.13% due 04/01/16	600,000	591,000

		28,246,489

FINANCE — 8.9%

Financial Services — 8.6%
AAC Group Holding Corp. 10.25% due 10/01/12(2)	875,000	706,563
AMR HoldCo, Inc. 10.00% due 02/15/15	600,000	642,000
Bluewater Finance, Ltd. 10.25% due 02/15/12	1,225,000	1,274,000
Chukchansi Economic Development Authority 8.06% due 11/15/12*(8)	650,000	671,125
Consolidated Communications 9.75% due 04/01/12	1,056,000	1,124,640
ESI Tractebel Acquisition Corp., Series B 7.99% due 12/30/11	1,027,000	1,062,652
Ford Motor Credit Co. 5.80% due 01/12/09	3,800,000	3,439,570
Ford Motor Credit Co. 7.00% due 10/01/13	500,000	439,939
General Motors Acceptance Corp. 6.75% due 12/01/14	3,310,000	3,016,817
General Motors Acceptance Corp. 6.88% due 09/15/11	6,275,000	5,878,420
General Motors Acceptance Corp. 6.88% due 08/28/12	227,000	211,521
General Motors Acceptance Corp. 7.02% due 12/01/14(8)	2,475,000	2,339,793
General Motors Acceptance Corp. 7.25% due 03/02/11	1,575,000	1,505,892
General Motors Acceptance Corp. 7.75% due 01/19/10	2,475,000	2,434,086
General Motors Acceptance Corp. zero coupon due 06/15/15	10,000	4,455
Hexion U.S. Finance Corp. 9.00% due 07/15/14	1,560,000	1,610,700
MedCath Holdings Corp. 9.88% due 07/15/12	900,000	931,500
PCA, LLC/PCA Finance Corp. 11.88% due 08/01/09(6)	1,725,000	345,000
Terra Capital, Inc. 11.50% due 06/01/10	785,000	867,425
Terra Capital, Inc. 12.88% due 10/15/08	500,000	576,875

Insurance — 0.3%
Crum & Forster Holdings Corp. 10.38% due 06/15/13	950,000	988,000

		30,070,973

HEALTHCARE — 4.2%

Drugs — 0.5%
AmerisourceBergen Corp. 5.88% due 09/15/15*	825,000	800,891
Mylan Laboratories, Inc. 5.75% due 08/15/10	225,000	219,375
Mylan Laboratories, Inc. 6.38% due 08/15/15	525,000	514,500

Health Services — 2.5%
Concentra Operating Corp. 9.13% due 06/01/12	475,000	498,750
Concentra Operating Corp. 9.50% due 08/15/10	275,000	286,687
Curative Health Services, Inc. 10.75% due 05/01/11†(1)(5)	850,000	497,250
Genesis Healthcare Corp. 2.50% due 03/15/25*	25,000	26,563
Genesis Healthcare Corp. 8.00% due 10/15/13	500,000	530,000
HCA, Inc. 6.38% due 01/15/15	4,262,000	4,103,709
Psychiatric Solutions, Inc. 7.75% due 07/15/15	517,000	529,925
Tenet Healthcare Corp. 6.50% due 06/01/12	525,000	481,688
Tenet Healthcare Corp. 7.38% due 02/01/13	525,000	489,562
Triad Hospitals, Inc. 7.00% due 11/15/13	675,000	658,969
US Oncology, Inc. 10.75% due 08/15/14	500,000	559,375

Medical Products — 1.2%
CDRV Investors, Inc. 9.63% due 01/01/15(2)	1,025,000	725,188
Encore Medical IHC, Inc. 9.75% due 10/01/12	650,000	661,375
Inverness Medical Innovations, Inc. 8.75% due 02/15/12	1,575,000	1,551,375
Universal Hospital Services, Inc. 10.13% due 11/01/11	1,175,000	1,213,187

		14,348,369

INDUSTRIAL & COMMERCIAL — 6.5%

Aerospace & Military Technology — 0.5%
Decrane Aircraft Holdings, Inc., Series B 12.00% due 09/30/08	1,550,000	1,108,250
L-3 Communications Corp. 6.13% due 07/15/13	250,000	240,000
L-3 Communications Corp., Series B 6.38% due 10/15/15	375,000	363,750

Business Services — 4.6%
Affinity Group, Inc. 9.00% due 02/15/12	1,800,000	1,809,000
Alderwoods Group, Inc. 7.75% due 09/15/12	425,000	456,875
Allied Waste North America, Inc., Series B 8.50% due 12/01/08	1,725,000	1,815,562
Carriage Services, Inc. 7.88% due 01/15/15	1,273,000	1,288,912
Corrections Corp. of America 6.25% due 03/15/13	775,000	738,188
DI Finance/DynCorp., Series B 9.50% due 02/15/13	1,350,000	1,410,750
FTI Consulting, Inc. 7.63% due 06/15/13	425,000	447,313
H&E Equipment Services, LLC 11.13% due 06/15/12	75,000	82,875
Mobile Mini, Inc. 9.50% due 07/01/13	750,000	817,500
NationsRent Cos, Inc. 9.50% due 05/01/15	1,000,000	1,085,000
Pliant Corp. 11.13% due 09/01/09(1)(5)	2,106,000	2,213,932
Service Corp. International 6.50% due 03/15/08	700,000	699,125
Service Corp. International 6.75% due 04/01/16	375,000	361,875
Service Corp. International 7.50% due 06/15/17*	1,550,000	1,519,000
Stewart Enterprises, Inc. 7.75% due 02/15/13*	1,025,000	984,000

Machinery — 0.5%
Case New Holland, Inc. 6.00% due 06/01/09	350,000	342,125
Covalence Specialty Materials Corp. 10.25% due 03/01/16*	450,000	463,500
Dresser-Rand Group, Inc. 7.38% due 11/01/14	727,000	743,357
Grant Prideco, Inc. Series B 6.13% due 08/15/15	275,000	263,312
Venture Holdings Trust 11.00% due 06/01/07†(1)(5)(6)	750,000	938

Multi-Industry — 0.6%
ACCO Brands Corp. 7.63% due 08/15/15	225,000	213,750
Exide Corp. 10.00% due 03/15/25†(3)(6)	1,975,000	0
Indalex Holding Corp. 11.50% due 02/01/14*	700,000	696,500
Monitronics International, Inc. 11.75% due 09/01/10	1,025,000	1,017,313

Transportation — 0.3%
PHI, Inc. 7.13% due 04/15/13*	925,000	915,750

		22,098,452

INFORMATION & ENTERTAINMENT — 17.3%

Broadcasting & Media — 6.6%
Adelphia Communications Corp. 10.25% due 06/15/11(1)(5)	750,000	380,625
Charter Communications Holdings, LLC 9.92% due 04/01/11(2)	4,975,000	3,084,500
Charter Communications Holdings, LLC 9.63% due 11/15/09	2,250,000	1,800,000
Charter Communications Holdings, LLC 10.25% due 01/15/10	500,000	345,000
Charter Communications Holdings, LLC 10.25% due 09/15/10*	1,350,000	1,355,062
Charter Communications Holdings, LLC 10.75% due 10/01/09	3,200,000	2,584,000
Charter Communications Holdings, LLC 11.13% due 01/15/11	2,525,000	1,603,375
Fisher Communications, Inc. 8.63% due 09/15/14	1,725,000	1,809,094
Haights Cross Operating Co. 11.75% due 08/15/11	875,000	912,187
Network Communications, Inc. 10.75% due 12/01/13*	325,000	333,938
Nexstar Finance Holdings LLC 11.38% due 04/01/13(2)	800,000	664,000
Nexstar Finance, Inc. 7.00% due 01/15/14	1,500,000	1,410,000
Paxson Communications Corp. 11.32% due 01/15/13*(8)	3,100,000	3,131,000
Young Broadcasting, Inc. 8.75% due 01/15/14	925,000	781,625
Young Broadcasting, Inc. 10.00% due 03/01/11	2,350,000	2,144,375

Entertainment Products — 0.3%
Cinemark, Inc. 9.75% due 03/15/14(2)	900,000	715,500
K2, Inc. 7.38% due 07/01/14	450,000	450,000

Leisure & Tourism — 10.4%
AMC Entertainment, Inc. 9.88% due 02/01/12	675,000	681,750
American Airlines, Inc. Series 01-1A Pass Through 6.82% due 05/23/11	4,675,000	4,593,187
Atlas Air, Inc., Series 00-1B Pass Through 9.06% due 01/02/14	1,281,640	1,256,008
Atlas Air, Inc., Series 00-1A Pass Through 8.71% due 01/02/19	2,265,618	2,350,579
Atlas Air, Inc., Series 99-1A Pass Through 7.20% due 01/02/19	1,119,124	1,130,315
Atlas Air, Inc., Series 99-1B Pass Through 7.63% due 01/02/15	6,100,446	5,551,406
Atlas Air, Inc., Series 99-1C Pass Through 8.77% due 01/02/11	586,827	393,174
Continental Airlines, Inc., Series 00-2 Pass Through 8.31% due 04/02/18	518,285	496,091
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11	943,640	881,610
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09	697,867	667,676
Delta Air Lines, Inc. 9.50% due 11/18/08*(1)(5)	600,000	585,000

Delta Air Lines, Inc. Pass Through 7.57% due 11/18/10(5)	1,500,000	1,500,000
Eldorado Casino Corp. (Shreveport) 10.00% due 08/01/12(4)(6)	2,378,033	1,902,426
Eldorado Resorts LLC 9.00% due 04/15/14(3)(6)	3,250,000	3,250,000
Gaylord Entertainment Co. 6.75% due 11/15/14	900,000	861,750
MGM Mirage, Inc. 5.88% due 02/27/14	2,900,000	2,693,375
Northwest Airlines, Inc. Series 1A-1 Pass Through 7.04% due 04/01/22(5)	1,309,566	1,306,292
Riviera Holdings Corp. 11.00% due 06/15/10	1,000,000	1,061,250
Starwood Hotels & Resorts Worldwide, Inc. 7.88% due 05/01/12	950,000	1,021,250
Station Casinos, Inc. 6.63% due 03/15/18*	450,000	428,062
True Temper Sports, Inc. 8.38% due 09/15/11	1,110,000	1,023,975
United Airlines, Inc., Series 01-1 6.20% due 09/01/08	491,104	491,104
Waterford Gaming LLC 8.63% due 09/15/12*	1,246,000	1,308,300

		58,938,861

INFORMATION TECHNOLOGY — 9.1%

Communication Equipment — 0.4%
ICO North America, Inc. 7.50% due 08/15/09(Convertible)(6)(10)	1,125,000	1,417,500

Computers & Business Equipment — 0.3%
Xerox Corp. 7.63% due 06/15/13	1,000,000	1,032,500

Computer Services — 0.7%
Activant Solutions, Inc. 9.50% due 05/01/16*	625,000	635,938
Activant Solutions, Inc. 10.99% due 04/01/10*(8)	675,000	688,500
Sungard Data Systems, Inc. 9.13% due 08/15/13*	900,000	960,750

Computer Software — 0.2%
SS&C Technologies, Inc. 11.75% due 12/01/13*	750,000	806,250

Electronics — 0.5%
Advanced Micro Devices, Inc. 7.75% due 11/01/12	1,040,000	1,089,400
Sanmina-SCI Corp. 6.75% due 03/01/13	350,000	335,125
Telex Communications Holdings, Inc. 11.50% due 10/15/08	375,000	400,781

Internet Software — 0.3%
Spheris, Inc. 11.00% due 12/15/12*	1,025,000	922,500

Telecommunications — 6.7%
American Cellular Corp. 10.00% due 08/01/11	3,125,000	3,390,625
Centennial Cellular 10.13% due 06/15/13	725,000	792,969
Centennial Communications Corp. 10.00% due 01/01/13	215,000	223,600
Centennial Communications Corp. 10.74% due 01/01/13	600,000	627,000
Cincinnati Bell, Inc. 7.18% due 12/15/23	450,000	450,000
Cincinnati Bell, Inc. 7.20% due 11/29/23	1,850,000	1,785,250
Cincinnati Bell, Inc. 7.25% due 06/15/23	275,000	264,000
Insight Communications, Inc. 12.25% due 02/15/11(2)	1,600,000	1,706,000
LCI International, Inc. 7.25% due 06/15/07	8,400,000	8,442,000
Rural Cellular Corp. 8.25% due 03/15/12*	1,025,000	1,076,250
Rural Cellular Corp. 9.75% due 01/15/10	1,875,000	1,933,594
Rural Cellular Corp. 10.90% due 11/01/12*(8)	900,000	936,000
U.S. West Communications, Inc. 7.25% due 09/15/25	250,000	249,062
Valor Telecommunications Enterprises LLC 7.75% due 02/15/15	750,000	780,000

		30,945,594

MATERIALS — 4.7%

Chemicals — 1.3%
BCI US Finance Corp. 10.58% due 07/15/10*(8)	775,000	792,437
Equistar Chemicals LP 8.75% due 02/15/09	575,000	601,594
Equistar Chemicals LP 10.63% due 05/01/11	1,075,000	1,171,750
Rockwood Specialties Group, Inc. 7.50% due 11/15/14	800,000	798,000
Rockwood Specialties Group, Inc. 10.63% due 05/15/11	383,000	415,555
Westlake Chemical Corp. 6.63% due 01/15/16	800,000	770,000

Forest Products — 1.3%
Associated Materials, Inc. 11.25% due 03/01/14(2)	950,000	579,500
Boise Cascade LLC 7.94% due 10/15/12(8)	1,300,000	1,309,750
Caraustar Industries, Inc. 7.38% due 06/01/09	1,300,000	1,241,500
Caraustar Industries, Inc. 9.88% due 04/01/11	300,000	315,750

Dayton Superior Corp. 10.75% due 09/15/08	1,067,000	1,107,013

Metals & Minerals — 2.1%
Allegheny Technologies, Inc. 8.38% due 12/15/11	675,000	723,937
Associated Materials, Inc. 9.75% due 04/15/12	1,625,000	1,690,000
Chaparral Steel Co. 10.00% due 07/15/13	825,000	924,000
Crown Cork & Seal Co., Inc. 7.38% due 12/15/26	450,000	412,875
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	765,000	738,225
CSN Islands IX Corp. 10.00% due 01/15/15*	725,000	833,750
Freeport McMoRan, Inc. 7.00% due 02/15/08	975,000	979,875
Metals USA, Inc. 11.13% due 12/01/15*	650,000	711,750
Renco Metals, Inc. 11.50% due 07/01/03†(3)(5)(6)(7)	600,000	0

		16,117,261

REAL ESTATE — 1.3%

Real Estate Investment Trusts — 1.3%
Trustreet Properties, Inc. 7.50% due 04/01/15	1,175,000	1,177,938
National Health Investors, Inc. 7.30% due 07/16/07	1,275,000	1,289,096
Omega Healthcare Investors, Inc. 7.00% due 04/01/14	625,000	612,500
Senior Housing Property Trust 8.63% due 01/15/12	1,300,000	1,423,500

		4,503,034

UTILITIES — 8.4%

Electric Utilities — 3.6%
AES Corp. 8.75% due 05/15/13*	2,500,000	2,706,250
Mission Energy Holding Co. 13.50% due 07/15/08	4,025,000	4,573,406
NRG Energy, Inc. 7.25% due 02/01/14	675,000	678,375
NRG Energy, Inc. 7.38% due 02/01/16	2,725,000	2,748,844
VeraSun Energy 9.88% due 12/15/12*	1,350,000	1,437,750

Gas & Pipeline Utilities — 4.8%
Colorado Interstate Gas Co. 6.85% due 06/15/37	1,000,000	1,011,292
Copano Energy LLC 8.13% due 03/01/16*	550,000	565,125
Dynegy-Roseton Danskammer 7.67% due 11/08/16	1,175,000	1,201,870
El Paso Natural Gas Co. 7.63% due 08/01/10	300,000	310,875
El Paso Natural Gas Co. 8.63% due 01/15/22	1,650,000	1,833,094
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	6,100,000	5,307,000
Pacific Energy Partners LP 6.25% due 09/15/15	393,000	377,280
Pacific Energy Partners LP 7.13% due 06/15/14	1,457,000	1,471,570
Pride International, Inc. 7.38% due 07/15/14	425,000	440,937
Southern Star Central Corp. 6.75% due 03/01/16*	500,000	498,750
Transcontinental Gas Pipe Line Corp., Series B 8.88% due 07/15/12	775,000	878,656
Transcontinental Gas Pipe Line Corp., Series B 7.00% due 08/15/11	475,000	492,219
Williams Cos., Inc. 7.88% due 09/01/21	1,725,000	1,837,125

		28,370,418

TOTAL BONDS & NOTES (cost $250,783,602)		255,296,541

Foreign Bonds & Notes — 7.8%

CONSUMER DISCRETIONARY — 0.3%

Housing — 0.0%
International Utility Structures, Inc. 10.75% due 02/01/08†(1)(3)(6)	3,329,000	66,580

Retail — 0.3%
Jean Coutu Group, Inc. 8.50% due 08/01/14	1,125,000	1,054,688

		1,121,268

ENERGY — 1.4%

Energy Services — 0.9%
Compton Petroleum Finance Corp. 7.63% due 12/01/13	450,000	445,500
Compton Petroleum Finance Corp. 7.63% due 12/01/13*	450,000	445,500
North American Energy Partners, Inc. 8.75% due 12/01/11	785,000	771,263
North American Energy Partners, Inc. 9.00% due 06/01/10	1,300,000	1,371,500

Energy Sources — 0.5%
Adaro Finance B.V. 8.50% due 12/08/10*	875,000	899,062
AES Drax Energy, Ltd., Series B 11.50% due 08/30/10(1)(6)	4,590,000	46
Chivor SA 9.75% due 12/30/14*	900,000	1,012,500

		4,945,371

FINANCE — 0.8%

Financial Services — 0.3%
Nell AF SARL 8.38% due 08/15/15*	1,000,000	991,250

Insurance — 0.5%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	1,800,000	1,656,000

		2,647,250

HEALTHCARE — 1.0%

Drugs — 1.0%
Elan Finance PLC 7.75% due 11/15/11	1,075,000	1,032,000
Elan Finance PLC 8.75% due 11/15/11(8)	2,450,000	2,443,875

		3,475,875

INDUSTRIAL & COMMERCIAL — 0.4%

Transportation — 0.4%
Grupo Transportacion Ferroviaria Mexicana SA DE CV 9.38% due 05/01/12	350,000	376,250
Ultrapetrol Bahamas, Ltd. 9.00% due 11/24/14	1,175,000	1,098,625

		1,474,875

INFORMATION & ENTERTAINMENT — 1.1%

Broadcasting & Media — 0.6%
Telenet Group Holding NV 11.50% due 06/15/14*	2,357,000	1,950,417

Leisure & Tourism — 0.5%
Corp Interamericana de Entretenimiento SA 8.88% due 06/14/15*	1,220,000	1,209,630
Grupo Posadas SA de CV 8.75% due 10/04/11*	500,000	518,750

		3,678,797

INFORMATION TECHNOLOGY — 1.0%

Electronics — 0.5%
MagnaChip Semiconductor SA 6.88% due 12/15/11	100,000	95,500
MagnaChip Semiconductor SA 8.00% due 12/15/14	450,000	419,625
Solectron Global Finance Ltd. 8.00% due 03/15/16*	650,000	658,125
STATS ChipPac, Ltd. 6.75% due 11/15/11	400,000	391,000

Telecommunications — 0.5%
Nordic Telephone Co. Holding Aps 8.88% due 05/01/16*	1,200,000	1,242,000
Rogers Wireless, Inc. 7.25% due 12/15/12	450,000	466,312

		3,272,562

MATERIALS — 1.8%

Chemicals — 1.0%
Montell Finance Co. BV 8.10% due 03/15/27*	625,000	595,312
Rhodia SA 8.88% due 06/01/11	2,666,000	2,752,645

Forest Products — 0.7%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	1,850,000	1,896,250
Abitibi-Consolidated, Inc. 8.85% due 08/01/30	525,000	483,000

Metals & Minerals — 0.1%
CSN Islands VIII Corp. 9.75% due 12/16/13*	225,000	251,438

		5,978,645

TOTAL FOREIGN BONDS & NOTES (cost $30,759,592)		26,594,643

Loan Agreements — 1.1%

CONSUMER DISCRETIONARY — 0.3%

Household Products — 0.3%

Vitro Envases Norteamerica SA 11.20% due 02/26/10(10)	966,667	973,917

INDUSTRIAL & COMMERCIAL — 0.3%

Machinery — 0.3%
Autocam Corp. 13.50% due 01/23/12(6)	1,000,000	980,000

INFORMATION TECHNOLOGY — 0.5%

Electronics — 0.5%
Delphi Corp. 11.57% due 06/14/11(6)	1,745,625	1,816,904

TOTAL LOAN AGREEMENTS (cost $3,749,589)		3,770,821

Common Stock — 10.1%

CONSUMER DISCRETIONARY — 1.0%

Automotive — 1.0%
Nes Rentals Holding, Inc.†(6)	184,305	3,464,934

ENERGY — 1.6%

Energy Services — 1.6%
Trico Marine Services, Inc.†	161,287	5,386,986

Energy Sources — 0.0%
Tri-Union Development Corp.(6)	1,297	13

		5,386,999

INFORMATION & ENTERTAINMENT — 0.2%

Broadcasting & Media — 0.1%
Charter Communications, Inc., Class A†	142,857	168,571

Leisure & Tourism — 0.1%
Capital Gaming International, Inc.†(3)(6)	103	0
Shreveport Gaming Holdings, Inc.†(3)(6)(10)	17,578	404,699

		573,270

INFORMATION TECHNOLOGY — 6.3%

Telecommunications — 6.3%
iPCS, Inc.†(6)	427,262	21,525,460

UTILITIES — 1.0%

Electric Utilities — 1.0%
Mirant Corp.†	135,372	3,324,736

TOTAL COMMON STOCK (cost $14,125,670)		34,275,399

Preferred Stock — 1.0%

CONSUMER DISCRETIONARY — 0.4%

Retail — 0.4%
GNC Corp. 12.00%†(6)	900	990,000
Rent-Way, Inc. 8.00% (Convertible)(3)(6)(10)	20	251,534

		1,241,534

INFORMATION & ENTERTAINMENT — 0.6%

Broadcasting & Media — 0.6%

Paxson Communications Corp. 14.25% (4)	233	2,091,175

TOTAL PREFERRED STOCK (cost $3,184,417)		3,332,709

Warrants — 0.0%†

ENERGY — 0.0%

Energy Services — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(3)(10)	44,885	89,770

INDUSTRIAL & COMMERCIAL — 0.0%

Business Services — 0.0%
Advanstar Holdings Corp. Expires 10/15/11 (strike price $0.01)*(3)(6)	1,000	10

Telecommunications — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*(3)(6)	2,400	24
KMC Telecom Holdings, Inc. Expires 04/15/08 (strike price $0.01)(3)(6)	4,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(3)(6)	3,500	0
Leap Wireless, Inc. Expires 04/15/10 (strike price $96.80)*(3)(6)	3,700	0

		24

TOTAL WARRANTS (cost $326,169)		89,804

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $302,929,039)		323,359,917

Repurchase Agreement — 3.9%

State Street Bank & Trust Co. Joint Repurchase Agreement (9) (cost $13,081,000)	$13,081,000	13,081,000

TOTAL INVESTMENTS —
(cost $316,010,039)@	99.0%	336,440,917
Other assets less liabilities—	1.0	3,486,832

NET ASSETS—	100.0%	339,927,749

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2006, the aggregate value of these securities was $57,797,452 representing 17.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis
(1)	Bond in default
(2)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)	Fair valued security; see Note 1
(4)	PIK (“Payment-in-Kind”) Security Payments made with additional securities in lieu of cash.
(5)	Company has filed Chapter 11 bankruptcy.
(6)	Illiquid security
(7)	Security is subject to litigation, the outcome of which is still to be determined. Defaulted in both principal and interest.
(8)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of April 30, 2006.
(9)	See Note 2 for details of Joint Repurchase Agreement
(10)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. This restricted security is valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2006, the High Yield Bond Portfolio held the following restricted securities:

				Market		Value as a
	Acquisition		Acquisition	Value	Market	% of
Name	Date	Principal/Shares	Cost	Per Share	Value	Net Assets
Rent-Way, Inc. 8.00% (Convertible) Preferred Stock	05/29/03	15	$150,000	$12,577	$188,650	0.05%
Rent-Way, Inc. 8.00% (Convertible) Preferred Stock	05/14/04	5	50,000	12,577	62,884	0.02%
Vitro Envases Norteamerica SA 11.20% due 05/24/06 Loan Agreement	02/24/05	$316,311	347,826	97	340,525	0.10%
Vitro Envases Norteamerica SA 11.20% due 05/24/06 Loan Agreement	03/31/05	$650,356	650,356	97	633,392	0.19%
Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	2,402	55,313	23	55,319	0.02%
Shreveport Gaming Holdings, Inc. Common Stock	07/29/05	15,176	349,393	23	349,386	0.10%
ICO North America, Inc. 7.50% due 08/15/09 Corporate Bond	08/11/05	$1,125,000	1,125,000	126	1,417,500	0.41%
Transmeridian Exploration, Inc. 12.00% due 12/15/10 Corporate Bond	12/08/05	$650,000	526,566	102	663,000	0.20%
Transmeridian Exploration, Inc. Warrants Expires 12/15/10	12/08/05	44,885	123,434	2	89,770	0.03%

					$3,800,419	1.12%

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
WORLDWIDE HIGH INCOME PORTFOLIO
Morgan Stanley Investment Management, Inc. (dba Van Kampen)
Investment Portfolio — April 30, 2006
(unaudited)

Bonds & Notes — 45.7%	Principal Amount/ Shares/Warrants**	Value (Note 1)

CONSUMER DISCRETIONARY — 5.0%

Apparel & Textiles — 1.4%
Brown Shoe, Inc. 8.75% due 05/01/12	$180,000	$190,800
Levi Strauss & Co. 9.74% due 04/01/12(1)	460,000	478,975
Limited, Inc. 6.13% due 12/01/12	235,000	233,323
Oxford Industries, Inc. 8.88% due 06/01/11	105,000	108,412
Phillips-Van Heusen Corp. 7.25% due 02/15/11	250,000	251,250

Automotive — 1.8%
Arvinmeritor, Inc. 8.75% due 03/01/12	95,000	97,494
Ford Motor Co. 7.45% due 07/16/31	285,000	208,050
General Motors Corp. 7.13% due 07/15/13	100,000	75,250
General Motors Corp. 8.38% due 07/15/33	495,000	368,775
Sonic Automotive, Inc. 8.63% due 08/15/13	495,000	508,612
TRW Automotive, Inc. 9.38% due 02/15/13	313,000	336,475

Housing — 0.2%
Technical Olympic USA, Inc. 9.00% due 07/01/10	110,000	112,613
Technical Olympic USA, Inc. 10.38% due 07/01/12	95,000	97,375

Retail — 1.6%
Interface, Inc. 7.30% due 04/01/08	50,000	50,750
Interface, Inc. 9.50% due 02/01/14	205,000	213,200
Interface, Inc. 10.38% due 02/01/10	60,000	65,700
Linens N Things, Inc. 10.70% due 01/15/14*(1)	295,000	298,688
Nebraska Book Co., Inc. 8.63% due 03/15/12	90,000	82,013
Petro Stopping Centers LP 9.00% due 02/15/12	310,000	313,487
Rite Aid Corp. 8.13% due 05/01/10	200,000	204,500
Tempur Pedic, Inc. 10.25% due 08/15/10	156,000	167,115

		4,462,857

CONSUMER STAPLES — 2.9%

Food, Beverage & Tobacco — 2.9%
Albertsons, Inc. 7.25% due 05/01/13	225,000	224,504
Albertsons, Inc. 7.50% due 02/15/11	90,000	92,081
Delhaize America, Inc. 8.13% due 04/15/11	260,000	280,332
Michael Foods, Inc. 8.00% due 11/15/13	155,000	155,387
Pilgrim’s Pride Corp. 9.25% due 11/15/13	305,000	308,050
Pilgrim’s Pride Corp. 9.63% due 09/15/11	415,000	432,637
Reynolds RJ Tobacco Holdings Inc. 6.50% due 07/15/10	420,000	419,475
Smithfield Foods, Inc. 7.00% due 08/01/11	550,000	540,375
Smithfield Foods, Inc. 7.75% due 05/15/13	100,000	100,750
Smithfield Foods, Inc. 8.00% due 10/15/09	50,000	51,250

		2,604,841

ENERGY — 4.3%

Energy Services — 2.8%
CMS Energy Corp. 7.50% due 01/15/09	300,000	307,125
Colorado Institute Gas Co. 6.80% due 11/15/15*	170,000	170,124
El Paso Production Holding Co. 7.75% due 06/01/13	285,000	293,906
Hanover Compressor Co. 8.63% due 12/15/10	40,000	41,700
Hanover Compressor Co. 9.00% due 06/01/14	70,000	75,250
Hanover Equipment Trust 8.50% due 09/01/08	62,000	63,550
Hanover Equipment Trust 8.75% due 09/01/11	105,000	109,462
Hilcorp Energy I LP 7.75% due 11/01/15*	335,000	329,975

Hilcorp Energy I LP 10.50% due 09/01/10*	153,000	166,770
Magnum Hunter Resources, Inc. 9.60% due 03/15/12	84,000	89,670
Massey Energy Co. 6.88% due 12/15/13*	370,000	356,125
PSEG Energy Holdings, Inc. 8.63% due 02/15/08	470,000	487,625

Energy Sources — 1.5%
Chaparral Energy, Inc. 8.50% due 12/01/15*	295,000	303,850
Chesapeake Energy Corp. 6.38% due 06/15/15	95,000	90,962
Chesapeake Energy Corp. 6.63% due 01/15/16	135,000	130,950
Chesapeake Energy Corp. 7.50% due 09/15/13	370,000	380,175
Foundation Pennsylvania Coal Co. 7.25% due 08/01/14	70,000	70,175
Pogo Producing Co. 6.88% due 10/01/17	240,000	233,400
Vintage Petroleum, Inc. 7.88% due 05/15/11	125,000	129,923

		3,830,717

FINANCE — 4.5%

Financial Services — 4.5%
CA FM Lease Trust 8.50% due 07/15/17*	214,879	230,176
Citigroup Funding, Inc. zero coupon due 06/28/07 (Turkish Lira Linked)	487,500	531,375
Citigroup Funding, Inc. zero coupon due 05/18/09 (Brazilian Real Linked)	1,240,000	1,270,095
Citigroup Funding, Inc. 6.00% due 05/18/09	350,000	354,140
Ford Motor Credit Co. 5.63% due 10/01/08	225,000	204,804
General Motors Acceptance Corp. 4.38% due 12/10/07	245,000	230,456
General Motors Acceptance Corp. 6.88% due 09/15/11	120,000	112,416
Innophos Investments Holdings, Inc. 13.17% due 02/15/15(1)	173,598	177,938
JPMorgan HYDI B Trust 9.85% due 05/15/07*	520,000	453,180
MedCath Holdings Corp. 9.88% due 07/15/12	220,000	227,700
Residential Capital Corp. 6.38% due 06/30/10	205,000	204,130

		3,996,410

HEALTHCARE — 3.1%

Drugs — 1.1%
AmerisourceBergen Corp. 5.63% due 09/15/12*	530,000	517,635
Omnicare, Inc. 6.75% due 12/15/13	205,000	202,694
Warner Chilcott Corp. 8.75% due 02/01/15*	215,000	213,925

Health Services — 1.6%
Community Health Systems, Inc. 6.50% due 12/15/12	180,000	175,050
Davita, Inc. 6.63% due 03/15/13	180,000	177,750
Extendicare Health Services, Inc. 6.88% due 05/01/14	485,000	497,125
HCA, Inc. 6.30% due 10/01/12	135,000	131,059
HCA, Inc. 7.69% due 06/15/25	275,000	269,448
Tenet Healthcare Corp. 7.38% due 02/01/13	115,000	107,238
Tenet Healthcare Corp. 9.88% due 07/01/14	100,000	103,750

Medical Products — 0.4%
Fresenius Medical Care Capital Trust II 7.88% due 02/01/08	390,000	399,750

		2,795,424

INDUSTRIAL & COMMERCIAL — 6.0%

Aerospace & Military Technology — 0.4%
K&F Acquisition, Inc. 7.75% due 11/15/14	355,000	362,988
Business Services — 2.9%
Advanstar Communications, Inc. 10.75% due 08/15/10	150,000	162,750
Allied Waste North America, Inc. 5.75% due 02/15/11	125,000	119,375
Allied Waste North America, Inc. 7.88% due 04/15/13	155,000	161,200
Allied Waste North America, Inc. 8.50% due 12/01/08	100,000	105,250
Allied Waste North America, Inc. 8.88% due 04/01/08	85,000	89,250
Allied Waste North America, Inc. 9.25% due 09/01/12	47,000	50,642
Buhrmann U.S., Inc. 7.88% due 03/01/15	90,000	91,125
Buhrmann U.S., Inc. 8.25% due 07/01/14	215,000	223,063
Crown Americas Capital Corp. 7.63% due 11/15/13*	225,000	230,625

Iron Mountain, Inc. 7.75% due 01/15/15	210,000	213,150
Iron Mountain, Inc. 8.63% due 04/01/13	225,000	234,281
JohnsonDiversey, Inc. 9.63% due 05/15/12	300,000	331,605
Nortek, Inc. 8.50% due 09/01/14	310,000	317,750
Pliant Corp. 11.13% due 09/01/09(3)(7)†	55,000	57,819
Pliant Corp. 13.00% due 06/01/10(3)(7)†	40,000	18,800
Propex Fabrics, Inc. 10.00% due 12/01/12	175,000	164,500

Machinery — 1.9%
Amsted Industries, Inc. 10.25% due 10/15/11*	405,000	441,450
Covalence Specialty Materials Corp. 10.25% due 03/01/16*	230,000	236,900
Goodman Global Holdings, Inc. 7.49% due 06/15/12(1)	75,000	76,500
Hexcel Corp. 6.75% due 02/01/15	205,000	201,413
Manitowoc Co., Inc. 10.38% due 05/15/11	260,000	347,697
NMHG Holding Co. 10.00% due 05/15/09	365,000	385,075

Multi-Industry — 0.8%
Graphic Packaging International, Inc. 9.50% due 08/15/13	280,000	271,600
Koppers, Inc. 9.88% due 10/15/13	110,000	120,450
VWR International, Inc. 6.88% due 04/15/12	275,000	270,187

		5,285,445

INFORMATION & ENTERTAINMENT — 6.0%

Broadcasting & Media — 2.6%
Cablevision Systems Corp. 9.62% due 04/01/09(1)	335,000	354,263
Charter Communications Holdings I LLC 11.00% due 10/01/15	236,000	210,040
Dex Media East LLC 12.13% due 11/15/12	101,000	114,256
Dex Media West LLC 9.88% due 08/15/13	156,000	171,795
EchoStar DBS Corp. 6.38% due 10/01/11	360,000	351,450
Houghton Mifflin Co. 9.88% due 02/01/13	305,000	326,350
Lin Television Corp. 6.50% due 05/15/13	325,000	300,625
Renaissance Media Group 10.00% due 04/15/08(2)	95,000	95,000
Salem Communications Holding Corp. 9.00% due 07/01/11	390,000	408,037

Leisure & Tourism — 3.4%
AMC Entertainment, Inc. 9.42% due 08/15/10(1)	155,000	160,038
Host Marriott LP 7.13% due 11/01/13	520,000	527,800
Houghton Mifflin Co. 8.25% due 02/01/11	110,000	113,850
Isle of Capri Casinos, Inc. 7.00% due 03/01/14	415,000	407,737
Las Vegas Sands Corp. 6.38% due 02/15/15	325,000	312,000
MGM Mirage, Inc. 6.00% due 10/01/09	660,000	650,925
Park Place Entertainment Corp. 8.88% due 09/15/08	300,000	318,000
Starwood Hotels & Resorts Worldwide, Inc. 7.88% due 05/01/12	110,000	118,250
Station Casinos, Inc. 6.00% due 04/01/12	385,000	374,413

		5,314,829

INFORMATION TECHNOLOGY — 2.9%

Communication Equipment — 0.5%
American Tower Corp. 7.13% due 10/15/12	175,000	178,500
American Tower Corp. 7.50% due 05/01/12	165,000	169,125
Rhythms NetConnections, Inc., Series B 13.50% due 05/15/08(3)(4)(8)†	1,700,000	0
Rhythms NetConnections, Inc., Series B 14.00% due 02/15/10(3)(4)(8)†	400,000	0
SBA Communications Corp. 8.50% due 12/01/12	68,000	75,140

Computer Services — 0.2%
Sungard Data Systems, Inc. 9.13% due 08/15/13†*	195,000	208,163
Sungard Data Systems, Inc. 9.43% due 08/15/13(1)*	15,000	15,900

Electronics — 0.5%
Fisher Scientific International, Inc. 6.13% due 07/01/15	185,000	176,212
UCAR Finance, Inc. 10.25% due 02/15/12	230,000	244,950

Internet Software — 0.0%
Exodus Communications, Inc. 11.63% due 07/15/10(3)(4)(8)†	485,000	0

Telecommunications — 1.7%
General Cable Corp. 9.50% due 11/15/10	95,000	102,600
PanAmSat Corp. 9.00% due 08/15/14	39,000	40,999
PanAmSat Corp. 10.38% due 11/01/14(2)	400,000	289,000
Qwest Communications International, Inc. 8.67% due 02/15/09(1)	365,000	372,300
Rural Cellular Corp. 9.41% due 03/15/10(1)	115,000	117,444
SBA Telecommunications, Inc. 9.75% due 12/15/11(2)	254,000	243,205
UbiquiTel Operating Co. 9.88% due 03/01/11	225,000	246,937
U.S. West Communications, Inc. 5.63% due 11/15/08	60,000	59,100

		2,539,575

MATERIALS — 3.8%

Chemicals — 2.3%
Equistar Chemicals LP 10.13% due 09/01/08	225,000	241,031
Equistar Chemicals LP 10.63% due 05/01/11	175,000	190,750
Huntsman International LLC 10.13% due 07/01/09	166,000	208,046
Innophos, Inc. 8.88% due 08/15/14	175,000	180,250
Lyondell Chemical Co. 10.50% due 06/01/13	95,000	106,281
Millennium America, Inc. 9.25% due 06/15/08	190,000	198,550
Nalco Co. 7.75% due 11/15/11	180,000	180,900
Nalco Co. 8.88% due 11/15/13	220,000	227,150
Rockwood Specialties Group, Inc. 7.63% due 11/15/14	100,000	129,945
Rockwood Specialties Group, Inc. 10.63% due 05/15/11	160,000	173,600
Westlake Chemical Corp. 6.63% due 01/15/16	175,000	168,438

Forest Products — 1.2%
Glatfelter Co. 7.13% due 05/01/16*	70,000	70,277
Graham Packaging Co., Inc. 8.50% due 10/15/12	200,000	204,000
Graham Packaging Co., Inc. 9.88% due 10/15/14	230,000	236,325
Owens-Illinois, Inc. 7.35% due 05/15/08	30,000	30,150
Owens-Illinois, Inc. 7.50% due 05/15/10	535,000	536,338

Metals & Minerals — 0.3%
Glencore Nickel Property, Ltd. 9.00% due 12/01/14(4)(8)†	135,000	13
U.S. Steel Corp. 9.75% due 05/15/10	236,000	254,880

		3,336,924

UTILITIES — 7.2%

Electric Utilities — 1.3%
AES Corp. 7.75% due 03/01/14	135,000	140,738
AES Corp. 8.88% due 02/15/11	26,000	27,950
AES Corp. 9.00% due 05/15/15*	175,000	190,750
AES Corp. 9.38% due 09/15/10	30,000	32,700
Ipalco Enterprises, Inc. 8.63% due 11/14/11	80,000	87,200
Monongahela Power Co. 5.00% due 10/01/06	205,000	204,460
MSW Energy Holdings LLC 7.38% due 09/01/10	175,000	179,813
MSW Energy Holdings LLC 8.50% due 09/01/10	45,000	47,475
Nevada Power Co. 8.25% due 06/01/11	140,000	152,252
Nevada Power Co. 9.00% due 08/15/13	104,000	114,220

Gas & Pipeline Utilities — 5.9%
Northwest Pipeline Corp. 8.13% due 03/01/10	45,000	47,419
Pacific Energy Partners LP 7.13% due 06/15/14	165,000	166,650
Pemex Project Funding Master Trust 6.21% due 06/15/10*(1)	1,000,000	1,025,000
Pemex Project Funding Master Trust 8.63% due 09/01/06	440,000	507,100
Pemex Project Funding Master Trust 9.13% due 10/13/10	1,130,000	1,259,385
Pemex Project Funding Master Trust 9.50% due 09/15/27	1,370,000	1,713,870
Southern Natural Gas Co. 8.88% due 03/15/10	85,000	90,227
Williams Cos., Inc. 7.88% due 09/01/21	395,000	420,675

		6,407,884

TOTAL BONDS & NOTES (cost $41,396,959)		40,574,906

Foreign Bonds & Notes — 47.0%

CONSUMER DISCRETIONARY — 0.2%

Retail — 0.2%
Jean Coutu Group, Inc. 7.63% due 08/01/12	75,000	73,687
Jean Coutu Group, Inc. 8.50% due 08/01/14	140,000	131,250

		204,937

ENERGY — 1.1%

Energy Services 1.1%
Compagnie Generale De Geophysique SA 7.50% due 05/15/15	85,000	87,762
Empresa Nacional De Petroleo 6.75% due 11/15/12	720,000	750,654
Husky Oil, Ltd. 8.90% due 08/15/08(4)	145,000	153,329

		991,745

FINANCE — 7.1%

Banks — 1.6%
Banco ABN AMRO Real SA zero coupon due 07/21/06*	490,000	624,260
Banco ABN AMRO Real SA 15.86% due 12/13/07*	BRL 1,200,000	583,613
Banque Centrale De Tunisie 7.38% due 04/25/12	230,000	244,375

Financial Services — 5.5%
Aries Vermogensverwaltung GmbH 9.60% due 10/25/14	1,000,000	1,244,400
GAZ Capital SA 8.63% due 04/28/34	730,000	881,037
JSG Funding PLC 10.13% due 10/01/12	85,000	119,300
National Gas Co. of Trinidad and Tobago Ltd. 6.05% due 01/15/36*	460,000	418,067
Pindo Deli Finance BV 0.00% due 04/28/15*(1)	1,743,170	435,793
Pindo Deli Finance BV 5.66% due 04/28/15(1)	1,170,641	743,827
Tjiwi Kimia Finance BV 5.66% due 04/28/15*(1)	339,488	278,380
Tjiwi Kimia Finance BV Class A 6.00% due 04/28/15(1)	147,582	121,017
Tjiwi Kimia Finance BV Class B 5.66% due 04/28/18*(1)	586,980	369,797
Tjiwi Kimia Finance BV Class C 0.00% due 05/01/06*(1)	724,965	181,241

		6,245,107

FOREIGN GOVERNMENT BONDS — 34.0%

Government Bonds — 34.0%
Central Bank of Nigeria, Series WW 6.25% due 11/15/20(2)	500,000	496,250
Federal Republic of Brazil 8.88% due 10/14/19	1,820,000	2,097,550
Federal Republic of Brazil 8.88% due 04/15/24	210,000	239,400
Federal Republic of Brazil 10.50% due 07/14/14	340,000	421,600
Federal Republic of Brazil 14.50% due 10/15/09	1,170,000	1,501,110
Government of Malaysia 7.50% due 07/15/11	100,000	108,307
Government of Malaysia 8.75% due 06/01/09	260,000	283,762
Republic of Argentina 82.33% due 04/10/05(6)	770,000	308,000
Republic of Argentina 5.83% due 12/15/06(5)	ARS 2,110,000	890,024
Republic of Argentina 8.28% due 12/31/33	75,773	73,697
Republic of Bulgaria 8.25% due 01/15/15*	599,000	690,502
Republic of Columbia 8.13% due 05/21/24	300,000	333,750
Republic of Columbia 8.25% due 12/22/14	212,000	237,864
Republic of Colombia 9.75% due 04/09/11	252,888	280,706
Republic of Colombia 11.75% due 02/25/20	305,000	433,862
Republic of Ecuador 9.38% due 12/15/15	100,000	107,250
Republic of Ecuador 10.00% due 08/15/30(2)	510,000	526,575
Republic of Ivory Coast 2.50% due 03/29/18	570,000	142,500
Republic of Panama 7.13% due 01/29/26	390,000	393,900
Republic of Panama 9.38% due 04/01/29	310,000	387,035
Republic of Panama 9.63% due 02/08/11	180,000	205,200
Republic of Peru 8.38% due 05/03/16	180,000	196,020
Republic of Peru 8.75% due 11/21/33	710,000	798,750
Republic of Peru 9.88% due 02/06/15	265,000	314,688
Republic of Phillippines 8.88% due 03/17/15	2,030,000	2,293,900
Republic of Phillippines 9.50% due 02/02/30	2,415,000	2,858,756
Republic of Phillippines 10.63% due 03/16/25	430,000	555,775
Republic of Turkey 11.00% due 01/14/13	580,000	721,375
Republic of Turkey 11.50% due 01/23/12	530,000	658,525
Republic of Venezuela 5.75% due 02/26/16	200,000	185,700
Republic of Venezuela 8.50% due 10/08/14	320,000	358,400
Republic of Venezuela 9.38% due 01/13/34	1,412,000	1,791,122
Republic of Venezuela 10.75% due 09/19/13	700,000	869,750

Russian Federation 7.50% due 03/31/30*(2)	556	603
Russian Federation 8.25% due 03/31/10	262,224	275,335
Russian Federation 11.00% due 07/24/18	811,000	1,147,971
Russian Federation 12.75% due 06/24/28	1,775,000	3,100,747
State of Qatar 9.75% due 06/15/30	320,000	454,400
United Mexican States 8.13% due 12/30/19	468,000	540,540
United Mexican States 8.30% due 08/15/31	295,000	350,312
United Mexican States 8.38% due 01/14/11	770,000	847,000
United Mexican States 10.00% due 12/05/24*	MXN 14,770,000	1,479,069
United Mexican States 11.50% due 05/15/26	145,000	221,488

		30,179,070

INDUSTRIAL & COMMERCIAL — 1.2%

Business Services — 1.2%
CanWest Media, Inc. 8.00% due 09/15/06	359,679	364,625
Quebecor World Capital Corp. 8.75% due 03/15/16*	260,000	251,346
CHC Helicopter Corp. 7.38% due 05/01/14	410,000	417,175

		1,033,146

INFORMATION TECHNOLOGY — 2.0%

Internet — 0.50%
Cablecom Luxembourg SCA 9.38% due 04/15/14*	335,000	477,579

Telecommunications — 1.5%
Axtel SA 11.00% due 12/15/13	172,000	194,360
Intelsat Subsidiary Holdings Co., Ltd. 8.63% due 07/17/06	265,000	275,600
Intelsat Subsidiary Holdings Co., Ltd. 9.61% due 01/15/12(1)	175,000	177,625
Nordic Telephone Co. Holding 8.88% due 05/01/16*	80,000	82,800
Nortel Networks Corp. 4.25% due 09/01/08	200,000	189,500
TDC AS 6.50% due 04/19/12*	70,000	90,409
Wind Acquisition Fin SA 10.75% due 12/01/15*	270,000	298,350

		1,786,223

MATERIALS — 1.4%

Chemicals — 0.5%
Cognis Deutschland GmbH & Co. KG 7.82% due 11/15/13*(1)	200,000	259,259
SGL Carbon Luxembourg SA 8.50% due 02/01/12*	110,000	152,653

Forest Products — 0.2%
Abitibi Consolidated, Inc. 6.00% due 06/20/13	100,000	89,500
Abitibi Consolidated, Inc. 7.75% due 06/15/11	55,000	54,450

Metals & Minerals — 0.7%
Crown European Holdings 6.25% due 09/01/11	110,000	147,103
Murrin Murrin Holdings Property., Ltd. 9.38% due 08/31/07(3)(4)(8)†	600,000	60
Novelis, Inc. 7.25% due 02/15/15†*	550,000	533,500

		1,236,525

TOTAL FOREIGN BONDS & NOTES (cost $38,973,851)		41,676,753

Common Stock — 0.0%	Shares

ENERGY — 0.0%

Energy Services — 0.0%
PNM Resources, Inc.	63	1,594

FINANCE — 0.0%

Financial Services — 0.0%
SW Acquisition LP(4)(8)†	1	6

INFORMATION TECHNOLOGY — 0.0%

Telecommunications — 0.0%
Ventelo GmbH(4)(8)†	11,286	0
Viatel Holding (Bermuda), Ltd.†	603	3
XO Holdings, Inc.	682	3,001

		3,004

TOTAL COMMON STOCK (cost $418,866)		4,604

Warrants — 0.3%†

FOREIGN GOVERNMENT — 0.3%

Foreign Government Bonds — 0.3%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00) (4)	750	108,750
Republic of Venezuela Expires 04/15/20 (strike price $3.00) (4)	2,650	91,425
United Mexican States Expires 09/01/06 (strike price $35.00)	400	34,400

		234,575

INFORMATION TECHNOLOGY — 0.0%

Telecommunications — 0.0%
XO Holdings, Inc. Class A Expires 01/16/10 (strike price $6.25)	1,369	1,027
XO Holdings, Inc. Class B Expires 01/16/10 (strike price $7.50)	1,027	565
XO Holdings, Inc. Class C Expires 01/16/10 (strike price $10.00)	1,027	298

		1,890

TOTAL WARRANTS (cost $14,000)		236,465

Rights — 0.3%†

FOREIGN GOVERNMENT BONDS — 0.3%

Government Agency — 0.3%
Republic of Argentina 12/15/35(9)	$7,744,806	228,629
Republic of Argentina 12/15/35(9) (Euroclear)	206,466	20,027

TOTAL RIGHTS (cost $127,676)		248,656

PUT OPTIONS PURCHASED — 0.0%†

Index/Expiration Date/Exercise Price
Brazilian Real/May 2006/$2.30

(cost $14,578)	489,210	1,761

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $80,945,930)		82,743,145

Repurchase Agreement — 5.0%

Agreement with State Street Bank & Trust Co., bearing interest at 2.75% dated 04/28/06 to be repurchased 05/01/06 in the amount of $4,475,025 collateralized by $4,605,000 of United States Treasury Bonds, bearing interest at 4.35% due 07/06/06 having an approximate value of $4,564,706 (cost $4,474,000)		4,474,000	4,474,000

TOTAL INVESTMENTS —
(cost $85,419,930)@	98.3%		87,217,145
Other assets less liabilities —	1.7		1,498,638

NET ASSETS —	100.0%		$88,715,783

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2006, the aggregate value of these securities was $11,334,762 representing 12.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	In United States dollars unless otherwise indicated.

@	See Note 4 for cost of investments on a tax basis.

(1)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2006.

(2)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(3)	Bond in default

(4)	Fair valued security; see Note 1.

(5)	Variable rate security — the rate reflected is as of April 30, 2006; maturity date reflects next reset date.

(6)	Security is in default to principal and interest payments.

(7)	Company has filed for Chapter 11 bankruptcy protection.

(8)	Illiquid Security

(9)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
ARS — Argentine Peso
BRL — Brazilian Real
EUR — Euro
MXN — Mexican Peso
USD — United States Dollar

Security Description	Currency Subject to Call	Value (Note 1)

OPTION WRITTEN — 0.0%† Index/Expiration Date/Exercise Price
Brazilian Real/May 2006/$2.164	(1,324,780)	$(530)

(Premiums Received $14,573)

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	April 30, 2006	(Depreciation)

23 Short	U.S. Treasury 2 Year Notes	June 2006	$4,692,625	$4,685,891	$6,734

Open Forward Foreign Currency Contracts
					Unrealized
Contract to		In Exchange		Delivery	Appreciation/
Deliver		For		Date	(Depreciation)

EUR	1,592,000	USD	1,922,957	06/27/06	$(92,947)
EUR — Euro
USD — United States Dollar
Allocation by Country *

COUNTRY	PERCENTAGE
United States	50.8%
Philippines	6.4
Russia	5.1
Brazil	4.8
Mexico	4.1
Venezuela	3.7
Canada	2.5
Netherlands	2.4
Luxembourg	2.0
Argentina	1.7
Germany	1.7
Turkey	1.6
Peru	1.5
Cayman Islands	1.4
Panama	1.1
Chile	0.9
Colombia	0.8
Ecuador	0.7
Nigeria	0.7
Czech Republic	0.6
Bermuda	0.5
Qatar	0.5
Saudi Arabia	0.5
Bangladesh	0.5
Malaysia	0.4
France	0.3
Tunisia	0.3
Bulgaria	0.3
Denmark	0.2
Ivory Coast	0.2
Ireland	0.1

98.3%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SUNAMERICA BALANCED PORTFOLIO
J. P. Morgan Investment Management, Inc.
Investment Portfolio - April 30, 2006
(unaudited)

Common Stock — 59.4%	Shares Principal Amount Shares	Value (Note 1)

CONSUMER DISCRETIONARY — 2.9%

Apparel & Textiles — 0.3%
Abercrombie & Fitch Co., Class A	3,800	$ 230,774
American Eagle Outfitters, Inc.	7,450	241,380
Claire’s Stores, Inc.	5,950	209,559

Automotive — 0.3%
AutoNation, Inc.†	8,300	186,916
AutoZone, Inc.†	2,200	205,942
Cummins, Inc.	2,150	224,675
Goodyear Tire & Rubber Co.†	16,350	228,900

Housing — 0.4%
Black & Decker Corp.	2,400	224,664
Lennar Corp., Class A	3,700	203,241

Newell Rubbermaid, Inc.	8,300	227,586
Whirlpool Corp.	2,400	215,400

Retail — 1.9%
Barnes & Noble, Inc.†	4,800	216,384
Costco Wholesale Corp.	5,900	321,137
CVS Corp.	11,100	329,892
Home Depot, Inc.	22,050	880,456
J.C. Penney Co., Inc.	2,800	183,288
Kohl’s Corp.†	19,600	1,094,464
Nordstrom, Inc.	4,450	170,569
Staples, Inc.	47,700	1,259,757
TJX Cos., Inc.	17,200	415,036

		7,270,020

CONSUMER STAPLES — 4.2%

Food, Beverage & Tobacco — 3.3%
Altria Group, Inc.	24,700	1,807,052
Archer-Daniels-Midland Co.	26,550	964,827
Coca-Cola Co.	25,200	1,057,392
General Mills, Inc.	16,450	811,643
Kellogg Co.	10,700	495,517
Kroger Co.	33,850	685,801
Reynolds American, Inc.	7,400	811,410
Safeway, Inc.	8,400	211,092
SUPERVALU, Inc.	7,050	204,520
Sysco Corp.	38,900	1,162,721

Household Products — 0.9%
Kimberly-Clark Corp.	13,950	816,494
Procter & Gamble Co.	25,900	1,507,639

		10,536,108

ENERGY — 6.1%

Energy Services — 4.4%
ConocoPhillips	27,426	1,834,799
Edison International	21,150	854,671
Exxon Mobil Corp.	82,600	5,210,408
FirstEnergy Corp.	9,150	463,997
Halliburton Co.	8,100	633,015
Marathon Oil Corp.	11,550	916,608
National-Oilwell, Inc.†	4,100	282,777
Schlumberger, Ltd.	12,200	843,508

Energy Sources — 1.7%
Apache Corp.	7,800	554,112
Kerr-McGee Corp.	2,300	229,678
Occidental Petroleum Corp.	18,500	1,900,690
Valero Energy Corp.	23,200	1,501,968

		15,226,231

FINANCE — 13.0%

Banks — 4.5%
Bank of America Corp.	69,400	3,464,448
Bank of New York Co., Inc.	13,800	485,070
Golden West Financial Corp.	12,100	869,627
Key Corp.	6,000	229,320
Marshall & Ilsley Corp.	4,600	210,312
North Fork Bancorp, Inc.	5,100	153,663
PNC Financial Services Group, Inc.	12,000	857,640
Regions Financial Corp.	6,300	230,013
SunTrust Banks, Inc.	1,500	115,995
U.S. Bancorp	33,850	1,064,244

Wachovia Corp.	21,200	1,268,820
Washington Mutual, Inc.	16,900	761,514
Wells Fargo & Co.	22,800	1,566,132

Financial Services — 5.6%
Affiliated Managers Group, Inc.	1,950	197,535
American Capital Strategies, Ltd.	6,200	215,884
American Express Co.	35,000	1,883,350
American Financial Group, Inc. !	5,200	230,256
AmeriCredit Corp.†	7,400	224,072
Capital One Financial Corp.	10,450	905,388
CIT Group, Inc.	11,200	604,912
Citigroup, Inc.	54,300	2,712,285
CompuCredit Corp.†	5,850	233,707
E*TRADE Financial Corp.†	9,250	230,140
Franklin Resources, Inc.	7,400	689,088
Freddie Mac	14,900	909,794
Goldman Sachs Group, Inc.	10,700	1,715,103
Legg Mason, Inc.	1,750	207,340
Lehman Brothers Holdings, Inc.	6,100	922,015
MBIA, Inc.	6,900	411,447
MGIC Investment Corp.	3,300	233,310
Morgan Stanley Group, Inc.	16,100	1,035,230
NVR, Inc.†	300	226,500
Raymond James Financial, Inc.	6,950	210,933
T. Rowe Price Group, Inc.	1,900	159,961

Insurance — 2.9%
ACE, Ltd.	12,200	677,588
AFLAC, Inc.	5,500	261,470
Berkshire Hathaway, Inc., Class B†	100	295,200
Chubb Corp.	16,300	840,102
CIGNA Corp.	4,600	492,200
Genworth Financial, Inc., Class A	18,400	610,880
Hartford Financial Services Group, Inc.	6,600	606,738
Loews Corp.	4,450	228,018
Prudential Financial, Inc.	11,550	902,401
Radian Group, Inc.	3,400	213,248
RenaissanceRe Holdings, Ltd.	26,500	1,114,325
St. Paul Cos., Inc.	14,800	651,644
W.R. Berkley Corp.	5,400	202,068
Willis Group Holdings, Ltd.	4,300	151,145

		32,682,075

HEALTHCARE — 6.8%

Drugs — 4.1%
Abbott Laboratories	13,312	568,955
AmerisourceBergen Corp.	4,450	192,018
Amgen, Inc.†	31,400	2,125,780
Barr Labs, Inc.†	3,700	224,035
Eli Lilly and Co.	7,000	370,440
Endo Pharmaceuticals Holdings, Inc.†	6,750	212,287
King Pharmaceuticals, Inc.†	12,650	219,983
Kos Pharmaceuticals, Inc.	4,900	237,160
Merck & Co., Inc.	32,900	1,132,418
Pfizer, Inc.	102,900	2,606,457
Schering-Plough Corp.	20,100	388,332
Sepracor, Inc.†	4,400	196,416
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	17,500	708,750
Wyeth	24,300	1,182,681

Health Services — 2.0%
Aetna, Inc.	38,800	1,493,800
Coventry Health Care, Inc.†	4,000	198,680
HCA, Inc.	16,300	715,407

McKesson Corp.	15,900	772,581
Medco Health Solutions, Inc.†	8,100	431,163
UnitedHealth Group, Inc.	12,400	616,776
WellPoint, Inc.†	9,250	656,750

Medical Products — 0.7%
Boston Scientific Corp.†	9,100	211,484
Johnson & Johnson	18,200	1,066,702
Medtronic, Inc.	9,100	456,092

		16,985,147

INDUSTRIAL & COMMERCIAL — 7.7%

Aerospace & Military Technology — 1.9%
Boeing Co.	14,150	1,180,817
Lockheed Martin Corp.	11,850	899,415
Northrop Grumman Corp.	12,950	866,355
Raytheon Co.	18,650	825,636
United Technologies Corp.	14,300	898,183

Business Services — 1.0%
Acxiom Corp.	8,300	215,136
Global Payments, Inc.	4,250	201,578
Johnson Controls, Inc.	15,300	1,247,715
R.R. Donnelley & Sons Co.	6,550	220,669
Waste Management, Inc.	14,250	533,805

Machinery — 1.3%
Caterpillar, Inc.	18,450	1,397,403
Danaher Corp.	8,200	525,702
Deere & Co.	2,900	254,562
Parker-Hannifin Corp.	2,700	218,835
Teleflex, Inc.	3,150	205,506
Terex Corp.†	2,950	255,323
Tyco International, Ltd.	14,000	368,900

Multi-Industry — 1.6%
3M Co.	3,700	316,091
General Electric Co.	93,200	3,223,788
Honeywell International, Inc.	6,900	293,250
Wesco International, Inc.†	3,250	243,750

Transportation — 1.9%
Burlington Northern Santa Fe Corp.	7,600	604,428
CSX Corp.	11,800	808,182
FedEx Corp.	6,300	725,319
Norfolk Southern Corp.	51,350	2,772,900

		19,303,248

INFORMATION & ENTERTAINMENT — 3.5%

Broadcasting & Media — 2.3%
CBS Corp., Class B	14,500	369,315
Comcast Corp., Class A†	22,000	680,900
Gannett Co., Inc.	17,700	973,500
McGraw-Hill Cos., Inc.	14,400	801,504
Meredith Corp.	4,000	198,400
News Corp., Class A	38,650	663,234
Omnicom Group, Inc.	5,450	490,554
Time Warner, Inc.	12,500	217,500
Viacom, Inc. †	33,472	1,333,190

Leisure & Tourism — 1.2%
Darden Restaurants, Inc.	5,000	198,000
Hilton Hotels Corp.	29,000	781,260
McDonald’s Corp.	28,550	986,974

Sabre Holdings Corp., Class A	9,300	214,737
Starwood Hotels & Resorts, Inc.	13,900	797,582
Yum! Brands, Inc.	4,100	211,888

		8,918,538

INFORMATION TECHNOLOGY — 9.2%

Communication Equipment — 1.0%
Juniper Networks, Inc.†	11,300	208,824
Motorola, Inc.	65,600	1,400,560
Nokia Corp. ADR	10,900	246,994
QUALCOMM, Inc.	13,600	698,224

Computers & Business Equipment — 2.3%
Apple Computer, Inc.†	9,050	637,029
Avnet, Inc.	9,150	239,273
Dell, Inc.†	10,000	262,000
EMC Corp.†	16,000	216,160
Hewlett-Packard Co.	57,600	1,870,272
International Business Machines Corp.	27,150	2,235,531
Western Digital Corp.†	11,950	251,428

Computer Services — 0.3%
Ceridian Corp.†	8,850	214,436
Computer Sciences Corp.†	3,800	222,490
Compuware Corp.†	27,100	208,128

Computer Software — 1.9%
Affiliated Computer Services, Inc., Class A†	8,200	457,232
BMC Software, Inc.†	10,150	218,631
Fair Issac Corp.	5,550	205,961
Microsoft Corp.	69,550	1,679,632
Oracle Corp.†	151,700	2,213,303

Electronics — 1.8%
Altera Corp.†	20,200	441,168
Applied Materials, Inc.	49,650	891,217
Arrow Electronics, Inc.†	6,550	237,110
Broadcom Corp., Class A†	4,850	199,384
Energizer Holdings, Inc.†	4,150	212,272
Freescale Semiconductor, Inc.†	7,700	243,859
John Wiley & Sons, Inc., Class A	4,150	152,056
KLA-Tencor Corp.	2,700	130,032
Lam Research Corp.†	5,200	254,176
Linear Technology Corp.	24,900	883,950
National Semiconductor Corp.	8,250	247,335
NVIDIA Corp.†	7,200	210,384
ON Semiconductor Corp.	31,000	222,270
Texas Instruments, Inc.	6,800	236,028

Internet Content — 0.5%
eBay, Inc.†	14,300	492,063
Google, Inc., Class A†	1,700	710,498
Yahoo!, Inc.†	5,700	186,846

Software — 0.2%
Cadence Design Systems, Inc.†	11,950	226,213
Sybase, Inc.	8,150	177,426

Telecommunications — 1.2%
Cisco Systems, Inc.†	52,200	1,093,590
Corning, Inc.†	30,500	842,715
Verizon Communications, Inc.	32,400	1,070,172

		23,046,872

MATERIALS — 2.5%

Chemicals — 1.0%
Air Products and Chemicals, Inc.	10,300	705,756
Monsanto Co.	1,700	141,780
Praxair, Inc.	23,522	1,320,290
The Sherwin-Williams Co.	4,700	239,418

Forest Products — 0.2%
Louisiana-Pacific Corp.	7,200	198,576
USG Corp.	2,600	278,122

Metals & Minerals — 1.3%
Alcan, Inc.	10,600	553,956
Alcoa, Inc.	6,757	228,251
Cleveland-Cliffs, Inc.	2,500	213,975
Freeport-McMoRan Copper & Gold, Inc., Class B	4,050	261,549
Nucor Corp.	5,750	625,715
Phelps Dodge Corp.	10,700	922,233
Reliance Steel & Aluminum Co.	2,500	222,375
Southern Copper Corp.	2,600	257,530

		6,169,526

REAL ESTATE — 0.8%

Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co., Class A	5,100	227,919
CBL & Associates Properties, Inc.	4,700	187,953
Colonial Properties Trust	4,150	204,346
General Growth Properties, Inc.	4,250	199,538
Host Marriott Corp.	7,836	164,716
New Century Financial Corp.	5,150	263,783
Simon Property Group, Inc.	9,450	773,766

		2,022,021

UTILITIES — 2.7%

Electric Utilities — 1.0%
Duke Energy Holding Corp.	40,500	1,179,360
Northeast Utilities	28,000	564,200
TXU Corp.	18,600	923,118

Gas & Pipeline Utilities — 0.1%
Sempra Energy	4,550	209,391

Telephone — 1.6%
AT&T, Inc.	64,200	1,682,682
BellSouth Corp.	22,000	743,160
Sprint Nextel Corp.	65,300	1,619,440

		6,921,351

TOTAL COMMON STOCK (cost $141,295,938)		149,081,137

Asset-Backed Securities — 3.8%

CONSUMER DISCRETIONARY — 0.8%

Automotive — 0.8%
Capital Auto Receivables Asset Trust 5.03% due 09/15/08	$500,000	499,219
Capital Auto Receivables Asset Trust 5.03% due 10/15/09	420,000	418,688
Wachovia Auto Owner Trust 4.93% due 11/20/12	1,000,000	985,057

		1,902,964

FINANCE — 2.6%

Banks — 0.4%
Capital One Auto Finance Trust 5.33% due 11/15/10(5)	980,000	979,847

Financial Services — 2.2%
Asset Backed Securities Corp. Home Equity 5.16% due 05/25/36(5)	500,000	500,000
Banc America Commercial Mtg, Inc. Series 2005-2 A5 4.86% due 05/01/06(6)	1,000,000	940,250
GS Mtg. Securities Corp. 5.05% due 04/25/36(5)(6)	750,000	750,000
Home Equity Asset Trust 4.95% due 05/25/06(6)	1,000,000	1,001,272
Long Beach Mtg. Loan Trust 5.24% due 05/25/36	1,000,000	1,000,000
MASTR Asset Backed Securities Trust 5.10% due 05/25/06(6)	912,420	912,883
Residential Asset Security Mtg. Pass 5.23% due 05/25/06(6)	464,157	465,184

		6,549,436

INDUSTRIAL & COMMERCIAL — 0.4%

Machinery — 0.4%
CNH Equipment Trust 5.20% due 08/16/10	1,000,000	997,670

TOTAL ASSET – BACKED SECURITIES (cost $9,488,607)		9,450,070

Bonds & Notes — 35.7%

CONSUMER DISCRETIONARY — 0.5%

Automotive — 0.5%
DaimlerChrysler NA Holdings Corp. 5.21% due 05/02/06	400,000	401,838
DaimlerChrysler NA Holdings Corp. 5.88% due 03/15/11	710,000	706,830
TRW Automotive, Inc. 9.38% due 02/15/13	50,000	53,750

		1,162,418

CONSUMER STAPLES — 0.0%

Household Products — 0.0%
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13	50,000	51,375
Sealy Mattress Co. 8.25% due 06/15/14	60,000	63,000

		114,375

ENERGY — 0.1%

Energy Services — 0.1%
Chesapeake Energy Corp. 6.50% due 08/15/17	45,000	42,975
Midamerican Energy Holdings Co. 6.13% due 04/01/36	235,000	224,169
Southern Energy, Inc. 7.90% due 07/15/09(4)(5)	200,000	0

		267,144

FINANCE — 4.6%

Banks — 0.7%
HBOS PLC 6.41% due 10/01/35	225,000	207,173
HSBC Bank USA 5.63% due 08/15/35	115,000	103,402
Shinsei Finance II 7.16% due 07/25/16(5)	270,000	265,912
United Overseas Bank, Ltd. 5.38% due 09/01/14	450,000	429,485
UOB Cayman, Ltd. 5.80% due 12/15/16	180,000	171,796
Wachovia Capital Trust III 5.80% due 03/15/11	700,000	686,264

Financial Services — 3.8%
Adjustable Rate Mtg. Trust 5.19% due 05/25/36(5)	750,000	750,000
Arch Western Finance LLC 6.75% due 07/01/13	55,000	54,450
Consolidated Communications 9.75% due 04/01/12	312,000	332,280
Core Investment Grade Bond Trust I 4.66% due 11/30/07	720,000	710,669
Countrywide Alternative Loan Trust 4.99% due 05/20/06	987,497	989,845
Countrywide Alternative Loan Trust 5.03% due 05/20/06(5)	998,060	997,850
Countrywide Financial Corp. 5.17% due 06/26/06	300,000	299,918
Ford Motor Credit Co. 8.63% due 11/01/10	100,000	94,588
General Motors Acceptance Corp. 6.88% due 08/28/12	70,000	65,227
Goldman Sachs Group, Inc. 6.45% due 05/01/36	445,000	439,724
HSBC Finance Capital Trus IX 5.91% due 11/06/16	300,000	289,828
Merrill Lynch & Co., Inc. 6.00% due 02/17/09	750,000	762,090
Mizuho Financial Group Cayman, Ltd. 6.69% due 06/30/16	426,000	412,767
Morgan Stanley 5.38% due 10/15/15	450,000	430,176
NiSource Finance Corp. 5.45% due 09/15/20	315,000	286,325
Residential Accredit Loans, Inc. 5.15% due 05/25/06(5)	1,000,000	1,000,000
Residential Capital Corp. 6.17% due 07/17/06	400,000	399,330
Residential Capital Corp. 6.38% due 06/30/10	409,000	407,265
Residential Capital Corp. 6.88% due 06/30/15	202,000	204,779
Residential Capital Corp. 6.90% due 07/17/06	555,000	554,665

Insurance — 0.1%
Endurance Specialty Holdings, Ltd. 7.00% due 07/15/34	220,000	212,123

		11,557,931

HEALTHCARE — 0.2%

Drugs — 0.1%
Teva Pharmaceutical Finance Co. LLC 6.15% due 02/01/36	220,000	203,263

Health Services — 0.1%
HCA, Inc. 6.95% due 05/01/12	200,000	200,687

		403,950

INDUSTRIAL & COMMERCIAL — 0.4%

Aerospace & Military Technology — 0.0%
L 3 Communications Corp. 5.88% due 01/15/15	30,000	28,200

Business Services — 0.1%
Corrections Corp. of America 6.25% due 03/15/13	25,000	23,812
Service Corp. International 6.75% due 04/01/16	95,000	91,675

Multi-Industry — 0.1%
ACCO Brands Corp. 7.63% due 08/15/15	60,000	57,000
Hutchison Whampoa International, Ltd 7.45% due 11/24/33	275,000	295,844

Transportation — 0.2%
Burlington Northern Santa Fe 8.13% due 04/15/20	164,000	194,889
Norfolk Southern Corp. 5.59% due 05/17/25	269,000	249,639

		941,059

INFORMATION & ENTERTAINMENT — 0.3%

Broadcasting & Media — 0.2%
Cablevision Systems Corp. 8.00% due 04/15/12	30,000	29,925
Charter Communications Operating LLC 8.00% due 04/30/12	35,000	35,175
DirecTV Holdings LLC 6.38% due 06/15/15	25,000	24,438
Echostar DBS Corp. 7.13% due 02/01/16	140,000	136,675
News America, Inc. 6.20% due 12/15/34	230,000	212,679
Viacom, Inc. 6.88% due 04/30/36	145,000	142,900

Leisure & Tourism — 0.1%
MGM Mirage, Inc. 5.88% due 02/27/14	70,000	65,013
Sheraton Holding Corp. 7.38% due 11/15/15	35,000	37,100
Vail Resorts, Inc. 6.75% due 02/15/14	45,000	43,481

		727,386

INFORMATION TECHNOLOGY — 0.8%

Communication Equipment — 0.1%
ICO North America, Inc. 7.50% due 08/15/09(4)(5)	35,000	44,100
Motorola, Inc. 7.50% due 05/15/25	155,000	172,781

Computer Services — 0.0%
Sungard Data Systems, Inc. 9.13% due 08/15/13†*	25,000	26,687

Telecommunications — 0.7%
Cingular Wireless Services, Inc. 8.75% due 03/01/31	200,000	251,400
Cisco Systems, Inc. 5.25% due 02/22/11	485,000	480,103
PanAmSat Corp. 9.00% due 08/15/14	25,000	26,281
Verizon Communications, Inc. 4.88% due 05/14/06	500,000	500,086
Verizon New York, Inc. 7.38% due 04/01/32	420,000	420,442

		1,921,880

MATERIALS — 0.2%

Chemicals — 0.2%
Enterprise Products Operating LP 5.00% due 03/01/15	440,000	402,516
Huntsman LLC 11.50% due 07/15/12	25,000	28,625
PolyOne Corp. 10.63% due 05/15/10	25,000	27,000

Forest Products — 0.0%
Georgia-Pacific Corp. 7.70% due 06/15/15	40,000	40,000

Metals & Minerals — 0.0%
Newmont Mining Corp. 5.88% due 04/01/35	145,000	130,850

		628,991

REAL ESTATE — 0.8%

Real Estate Companies — 0.0%
Beazer Homes USA, Inc. 6.50% due 11/15/13	75,000	71,719
D. R. Horton, Inc. 5.25% due 02/15/15	50,000	45,518

Real Estate Investment Trusts — 0.8%
GS Mtg. Securities Corp. II 5.55% due 04/10/38	1,000,000	986,354
Merrill Lynch Mtg. Trust 5.42% due 05/01/06	1,000,000	970,176

		2,073,767

U.S. GOVERNMENT AGENCIES — 14.8%

U.S. Government Agencies — 14.4%
Federal Home Loan Bank System 4.63% due 02/01/08	1,500,000	1,486,573

Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	2,522,111	2,404,856
Federal Home Loan Mtg. Corp. 4.88% due 02/17/09	2,535,000	2,517,509
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19	189,605	184,553
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	1,221,445	1,157,529
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	1,771,849	1,679,131
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35	1,882,221	1,780,144
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	715,705	696,399
Federal Home Loan Mtg. Corp. 5.50% due 12/01/99	3,350,000	3,253,156
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	1,695,402	1,693,816
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	125,556	127,944
Federal Home Loan Mtg. Corp. 6.75% due 09/15/29	245,000	281,723
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	292,254	300,493
Federal National Mtg. Assoc. 4.50% due 12/01/99	1,025,000	938,195
Federal National Mtg. Assoc. 5.00% due 03/01/18	239,552	233,706
Federal National Mtg. Assoc. 5.00% due 04/01/18	46,704	45,717
Federal National Mtg. Assoc. 5.00% due 07/01/18	312,630	305,001
Federal National Mtg. Assoc. 5.00% due 08/01/18	253,796	247,603
Federal National Mtg. Assoc. 5.00% due 09/01/18	963,920	940,398
Federal National Mtg. Assoc. 5.00% due 06/01/19	211,376	206,071
Federal National Mtg. Assoc. 5.50% due 10/01/17	773,320	768,378
Federal National Mtg. Assoc. 5.50% due 11/01/17	227,913	226,457
Federal National Mtg. Assoc. 5.50% due 12/01/33	2,710,685	2,639,865
Federal National Mtg. Assoc. 5.50% due 12/01/99	4,610,000	4,475,956
Federal National Mtg. Assoc. 6.00% due 08/01/17	365,686	370,522
Federal National Mtg. Assoc. 6.00% due 12/01/33	1,095,536	1,092,483
Federal National Mtg. Assoc. 6.00% due 08/01/34	549,500	547,611
Federal National Mtg. Assoc. 6.50% due TBA due June	1,600,000	1,624,499
Government National Mtg. Assoc. 5.50% due 01/15/34	1,537,123	1,510,459
Government National Mtg. Assoc. 5.50% due TBA due May	1,865,000	1,830,613
Government National Mtg. Assoc. 7.50% due 01/15/32	273,885	287,373
Tennessee Valley Authority 4.65% due 06/15/35	248,000	213,864

		36,068,597

U.S. GOVERNMENT OBLIGATIONS — 14.6%

U.S. Treasuries — 12.3%
United States Treasury Bonds 4.50% due 02/15/36	465,000	417,883
United States Treasury Bonds 5.38% due 02/15/31	2,373,000	2,408,595
United States Treasury Bonds 6.25% due 05/15/30	945,000	1,067,997
United States Treasury Notes 2.38% due 08/15/06	260,000	258,121
United States Treasury Notes 4.25% due 10/15/10	180,000	175,240
United States Treasury Notes 4.25% due 01/15/11	1,600,000	1,554,875
United States Treasury Notes 4.38% due 12/31/07	2,540,000	2,518,867
United States Treasury Notes 4.38% due 01/31/08	720,000	713,784
United States Treasury Notes 4.38% due 11/15/08	4,375,000	4,322,194
United States Treasury Notes 4.50% due 02/15/09	790,000	782,223
United States Treasury Notes 4.50% due 11/15/10	90,000	88,499
United States Treasury Notes 4.50% due 02/28/11	4,340,000	4,260,660
United States Treasury Notes 4.50% due 11/15/15	1,700,000	1,626,953
United States Treasury Notes 4.50% due 02/15/16	6,165,000	5,896,243
United States Treasury Notes 4.63% due 03/31/08	2,560,000	2,548,101
United States Treasury Notes 4.75% due 03/31/11(7)	4,840,000	4,801,808
United States Treasury Notes 6.88% due 05/15/06	3,400,000	3,402,656

		36,844,699

UTILITIES — 0.7%

Electric Utilities — 0.1%
Appalachian Power Co. 6.38% due 04/01/36	155,000	150,168

Gas & Pipeline Utilities — 0.3%
Dominion Resources, Inc. 5.15% due 07/15/15	420,000	390,532
Kinder Morgan Finance Corp. 5.70% due 01/05/16	530,000	510,550

Telephone — 0.3%
BellSouth Corp. 4.20% due 09/15/09	445,000	427,256
Sprint Capital Corp. 6.88% due 11/15/28	253,000	260,641

		1,739,147

TOTAL BONDS & NOTES (cost $91,506,039)		89,649,536

Foreign Bonds & Notes — 1.6%

ENERGY — 0.2%

Gazprom International SA 7.20% due 02/01/20	305,000	316,864
Gazprom International SA 7.20% due 02/01/20*	146,000	152,388

		469,252

FINANCE — 0.8%

Commonwealth Bank of Australia Capital Trust 6.02% due 03/29/49*(6)	455,000	443,612
Korea First Bank 7.27% due 03/02/14	300,000	318,273
Ford Credit Auto Owner Trust 5.05% due 03/15/10	355,000	353,780
ING Groep NV Sponsored ADR 5.78% due 12/07/15	215,000	205,919
MUFG Capital Finance, Ltd 6.35% due 07/16/16	335,000	328,255
Vtb Capital Sa Lux 5.68% due 06/21/06	375,000	375,375

		2,025,214

FOREIGN GOVERNMENT BONDS — 0.5%

Republic of Argentina 1.00% due 08/03/12	330,000	274,560
Republic of Argentina 8.28% due 12/31/33	217,806	216,717
Russian Federation 5.00% due 03/30/07(2)	250,000	270,875
Russian Federation 5.00% due 03/31/30*(2)	173,000	187,705
United Mexican States, Series A 8.00% due 09/24/22	270,000	310,500

		1,260,357

INFORMATION TECHNOLOGY — 0.1%

America Movil SA de CV 6.38% due 03/01/35	154,000	141,149

MATERIALS — 0.0%

Teck Cominco, Ltd. 6.13% due 10/01/35	105,000	96,712

TOTAL FOREIGN BONDS & NOTES (cost $3,945,664)		3,992,684

Preferred Stock — 0.0%

HEALTHCARE — 0.0%

Fresenius Medical Care Capital Trust II 7.88% (cost $46,831)		45	46,125

Put Option Purchased — 0.0%

Index/Expiration Date/Exercise Price
U. S. Treasury 10 Year Future/May 2006/$105 (cost $1,137)		4,000	938

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $251,097,505)			257,022,298

Short-Term Investment Securities — 2.9%

COMMERCIAL PAPER — 2.9%

Abbey National North America LLC 4.76% due 05/09/06		1,250,000	1,248,679
ABN AMRO North America Finance, Inc. 4.77% due 05/12/06		1,750,000	1,747,450
ANZ Delaware, Inc. 4.80% due 05/30/06		750,000	747,103
BNP Paribas Finance, Inc. 4.76% due 05/12/06		2,000,000	1,997,091
Clipper Receivables Co. LLC 4.87% due 05/24/06		1,500,000	1,495,333

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $7,235,655)			7,235,656

TOTAL INVESTMENTS —
(cost $258,333,161)@	106.2%		264,257,954
Liabilities in excess of other assets—	(6.2)		(13,351,948)

NET ASSETS—	100.0%		$250,906,006

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2006, the aggregate value of these securities was $4,005,227 representing 1.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

@	See Note 4 for cost of investment on a tax basis.

(1)	Consists of more than one class of securities traded together as a unit.

(2)	“Step Up’’ bond where the rate increases (“steps up’’) at a predetermined rate. Rate shown reflects the increased rate.

(3)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of April 30, 2006.

(4)	Illiquid security

(5)	Fair valued security; see Note 1

(6)	Variable rate security — the rate reflected is as of April 30, 2006. Maturity date reflects next reset date.

(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

	Shares Subject to	Value
Security Description	Call	(Note 1)

Option Written — (0.0%)
Index/Expiration Date/Exercise Price
United States Treasury Notes 10 year Future/May 2006/$104 (cost — $727)	(8,000)	$(500)

		$(500)

Open Futures Contracts

Number of		Expiration	Value at	Value as of	Unrealized
Contracts	Description	Date	Trade Date	April 30, 2006	Appreciation/(Depreciation)

7 Long	U.S. Treasury 10 Year Notes	June 2006	$738,082	$739,047	$965
8 Long	U.S. Treasury 2 Year Notes	June 2006	1,629,622	1,629,875	253
2 Long	U.S. Treasury Bond 3 Year Notes	June 2006	213,693	213,688	(5)
3 Short	U.S. Treasury 5 Year Notes	June 2006	312,416	312,469	(53)

					$1,160
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS TOTAL RETURN PORTFOLIO
Massachusetts Financial Services Company
Investment Portfolio – April 30, 2006
(unaudited)

Common Stock — 59.1%	Shares/Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 3.2%

Apparel & Textiles — 0.5%
Gap, Inc.	137,070	$2,479,596
Nike, Inc., Class B	34,700	2,839,848

Housing — 1.3%
Masco Corp.	415,820	13,264,658

Retail — 1.4%
Federated Department Stores, Inc.	11,110	864,914
Home Depot, Inc.	37,350	1,491,385
Officemax, Inc.	139,720	5,407,164
Saks, Inc. †	40,100	807,614
Wal-Mart Stores, Inc.	132,470	5,965,124

		33,120,303

CONSUMER STAPLES — 3.7%

Food, Beverage & Tobacco — 3.0%
Altria Group, Inc.	170,510	12,474,511
Archer-Daniels-Midland Co.	37,830	1,374,742
Coca-Cola Co.	44,300	1,858,828
Diageo PLC	256,650	4,235,527
Kellogg Co.	99,080	4,588,395
Molson Coors Brewing Co.	19,310	1,426,237
Nestle SA	6,774	2,066,010
PepsiCo, Inc.	40,670	2,368,621
Sara Lee Corp.	62,110	1,109,906

Household Products — 0.7%
Alberto-Culver Co.	27,360	1,230,379
Colgate-Palmolive Co.	35,240	2,083,389
Estee Lauder Cos., Inc., Class A	93,140	3,457,357
Kimberly-Clark Corp.	3,510	205,440

		38,479,342

ENERGY — 7.7%

Energy Services — 5.2%
Amerada Hess Corp.	25,020	3,584,615
BP PLC ADR	31,060	2,289,743
ChevronTexaco Corp.	55,231	3,370,196
ConocoPhillips	113,490	7,592,481
Entergy Corp.	29,550	2,066,727
Exelon Corp.	52,970	2,860,380
Exxon Mobil Corp.	213,966	13,496,975
FirstEnergy Corp.	26,770	1,357,507
GlobalSantaFe Corp.	113,460	6,944,887
Noble Corp.	93,050	7,345,367
PPL Corp.	90,360	2,624,054
Public Service Enterprise Group, Inc.	12,690	795,663

Energy Sources — 2.5%
Apache Corp.	105,280	7,479,091
Constellation Energy Group, Inc.	21,110	1,159,361
Devon Energy Corp.	142,470	8,563,872
EOG Resources, Inc.	19,950	1,401,089
Total SA Sponsored ADR	50,200	6,928,604

		79,860,612

FINANCE — 16.4%

Banks — 6.5%
Bank of America Corp.	548,585	27,385,363
Bank of New York Co., Inc.	76,610	2,692,842
Mellon Financial Corp.	330,150	12,423,544
PNC Financial Services Group, Inc.	178,260	12,740,242
SunTrust Banks, Inc.	87,210	6,743,949
UBS AG	18,216	2,159,129
Wells Fargo & Co.	45,830	3,148,063

Financial Services — 6.1%
American Express Co.	60,660	3,264,115
Ameriprise Financial, Inc.	4,302	210,970
Capital One Financial Corp.	33,730	2,922,367
Citigroup, Inc.	226,133	11,295,343
Countrywide Financial Corp.	65,500	2,663,230
Fannie Mae	54,800	2,772,880
Franklin Resources, Inc.	28,980	2,698,618
Freddie Mac	14,900	909,794
Goldman Sachs Group, Inc.	39,860	6,389,159
J.P. Morgan Chase & Co.	344,490	15,632,956
Lehman Brothers Holdings, Inc.	29,570	4,469,506
Merrill Lynch & Co., Inc.	99,992	7,625,390
Morgan Stanley Group, Inc.	38,090	2,449,187

Insurance — 3.8%
ACE, Ltd.	29,920	1,661,757
AFLAC, Inc.	28,980	1,377,709
Allstate Corp.	211,930	11,971,926
Chubb Corp.	25,380	1,308,085
CIGNA Corp.	6,790	726,530
Conseco, Inc.†	235,780	5,953,445
Genworth Financial, Inc., Class A	120,260	3,992,632
Hartford Financial Services Group, Inc.	61,430	5,647,260
Lincoln National Corp.	28,450	1,652,376
MetLife, Inc.	98,710	5,142,791

		170,031,158

HEALTHCARE — 5.1%

Drugs — 3.7%
Abbott Laboratories	29,120	1,244,589
Amgen, Inc.†	8,500	575,450
Eli Lilly and Co.	70,880	3,750,970
Merck & Co., Inc.	454,630	15,648,365
Wyeth	341,080	16,600,363

Health Services — 0.4%
Tenet Healthcare Corp.†	481,300	4,004,416

Medical Products — 1.0%
Baxter International, Inc.	9,220	347,594
Johnson & Johnson	171,710	10,063,923

		52,235,670

INDUSTRIAL & COMMERCIAL — 6.3%

Aerospace & Military Technology — 1.9%
Lockheed Martin Corp.	116,650	8,853,735
Northrop Grumman Corp.	69,140	4,625,466
United Technologies Corp.	94,740	5,950,619

Business Services — 0.6%
Accenture, Ltd., Class A	106,270	3,089,269

Johnson Controls, Inc.	26,870	2,191,249
W.W. Grainger, Inc.	14,520	1,116,878

Machinery — 2.3%
Cooper Industries, Ltd., Class A	20,310	1,857,350
Deere & Co.	52,410	4,600,550
Finning International, Inc.	2,370	85,426
Illinois Tool Works, Inc.	25,580	2,627,066
Ingersoll-Rand Co., Class A	27,820	1,217,125
Pall Corp.	56,030	1,690,985
Tyco International, Ltd.	431,410	11,367,654

Multi-Industry — 0.9%
3M Co.	30,100	2,571,443
General Electric Co.	185,510	6,416,791

Transportation — 0.6%
Burlington Northern Santa Fe Corp.	45,220	3,596,346
Con-Way, Inc.	5,840	325,405
Norfolk Southern Corp.	46,510	2,511,540

		64,694,897

INFORMATION & ENTERTAINMENT — 1.9%

Broadcasting & Media — 1.5%
CBS Corp., Class B	308,587	7,859,711
New York Times Co., Class A	142,140	3,523,651
Reed International PLC	103,560	1,029,215
Tribune Co.	26,420	761,689
Viacom, Inc. †	35,535	1,415,359
Walt Disney Co.	45,350	1,267,986

Entertainment Products — 0.4%
Hasbro, Inc.	34,360	677,236
Mattel, Inc.	210,520	3,406,213

		19,941,060

INFORMATION TECHNOLOGY — 7.6%

Computers & Business Equipment — 1.7%
Dell, Inc.†	297,640	7,798,168
Diebold, Inc.	28,780	1,224,589
International Business Machines Corp.	23,280	1,916,875
Sun Microsystems, Inc.†	1,275,640	6,378,200

Computer Services — 0.4%
Compuware Corp.†	572,950	4,400,256

Computer Software — 0.8%
Oracle Corp.†	607,320	8,860,799

Electronics — 0.6%
Analog Devices, Inc.	31,810	1,206,235
Intel Corp.	148,450	2,966,031
Samsung Electronics Co., Ltd.†*	200	68,200
Samsung Electronics Co., Ltd. GDR†*	2,660	907,060
Xilinx, Inc.	38,930	1,077,193

Internet Software — 1.2%
Symantec Corp.†	735,890	12,053,878

Telecommunications — 2.9%
Cisco Systems, Inc.†	185,900	3,894,605
Nortel Networks Corp.†	3,233,100	8,600,046
TELUS Corp.	47,640	1,996,274
Verizon Communications, Inc.	385,710	12,740,001

Vodafone Group PLC Sponsored ADR	108,051	2,560,809

		78,649,219

MATERIALS — 3.4%

Chemicals — 1.8%
Air Products and Chemicals, Inc.	37,950	2,600,334
Dow Chemical Co.	36,790	1,494,042
du Pont (E.I.) de Nemours & Co.	80,000	3,528,000
Nalco Holding Co.†	124,140	2,340,039
PPG Industries, Inc.	65,750	4,413,140
Praxair, Inc.	21,750	1,220,828
Sherwin-Williams Co.	13,010	662,729
Syngenta AG†	14,060	1,961,280

Forest Products — 1.5%
Bowater, Inc.	168,490	4,594,722
International Paper Co.	43,210	1,570,683
MeadWestvaco Corp.	40,200	1,146,102
Owens-Illinois, Inc.†	413,520	7,559,146
Smurfit-Stone Container Corp.†	34,710	449,495

Metals & Minerals — 0.1%
BHP Billiton PLC	67,740	1,394,623

		34,935,163

UTILITIES — 3.8%

Electric Utilities — 1.2%
FPL Group, Inc.	268,820	10,645,272
NRG Energy, Inc.†	21,810	1,037,938
TXU Corp.	19,000	942,970

Gas & Pipeline Utilities — 0.7%
Dominion Resources, Inc.	98,420	7,368,705

Telephone — 1.9%
AT&T, Inc.	105,870	2,774,853
Sprint Nextel Corp.	680,980	16,888,304

		39,658,042

TOTAL COMMON STOCK (cost $530,237,623)		611,605,466

Asset-Backed Securities — 2.9%

FINANCE — 2.9%

Banks — 0.6%
Banc America Commercial Mtg, Inc. Series 2005-2 A5 4.86% due 07/10/43*(1)(2)	$1,000,000	940,249
Banc America Commercial Mtg, Inc. Series 2005-6 A4 5.35% due 09/10/47(1)(2)	500,000	480,235
Banc America Commercial Mtg, Inc. Series 2005-6 AM 5.35% due 09/10/47(1)(2)	357,445	342,002
Chase Commercial Mtg. Securities Corp., Series 2000-2 A1 7.54% due 07/15/32(2)	64,413	66,700
Wachovia Bank Commercial Mtg. Trust Series 2005-C16 A4 4.85% due 10/15/41(1)(2)	950,000	893,775
Wachovia Bank Commercial Mtg. Trust Series 2005-C18 A4 4.94% due 04/15/42	1,000,000	945,185
Wachovia Bank Commercial Mtg. Trust Series 2005-C17 A4 5.08% due 03/15/42(1)(2)	964,051	920,471
Wachovia Bank Commercial Mtg. Trust Series 2005-C21 AM 5.37% due 05/31/06(2)	694,000	668,139
Wachovia Bank Commercial Mtg. Trust Series 2005-C22 A4 5.49% due 12/15/44(1)(2)	837,000	811,415

Financial Services — 2.3%
AmeriCredit Automobile Receivables Trust, Series 2004-AF A3 2.18% due 07/07/08	317,700	315,984
Bayview Financial Revolving Asset Trust 5.62% due 12/28/40*(5)(6)	850,000	851,386
Bear Stearns Commercial Mtg. Securities, Inc. 5.12% due 02/11/41(1)(2)	572,496	549,020
Capital Trust Re CDO Ltd. 5.16% due 06/25/35*(5)	1,000,000	958,125
CD Commerical Mtg. Trust 5.40% due 07/15/44	550,000	539,357

Citibank Credit Card Issuance Trust, Series 2001-C3 C3 6.65% due 05/15/08	943,000	943,605
Countrywide Asset-Backed Certificates Series 2005-1 AF3 4.58% due 07/25/35(1)	36,000	35,513
Countrywide Asset-Backed Certificates Series 2005-3 AF3 4.82% due 08/25/35(1)	610,000	602,047
CPS Auto Receivables Trust, Series 2003-A A2 2.89% due 12/15/09*	26,216	25,762
Crimmi Mae Commercial Mtg. Trust, Series 1998-C1 A2 6.70% due 06/20/30*(2)	140,000	140,632
Crimmi Mae Commercial Mtg. Trust, Series 1998-C1 A2 7.00% due 06/02/33(2)(5)	622,817	628,266
Deutsche Mtg. & Asset Receiving Corp., Series 1998-C1 A2 6.54% due 06/15/31(2)	573,893	582,324
Falcon Franchise Loan LLC Series 2000-1 A1 7.38% due 05/05/10*	202,659	208,098
GE Commercial Mtg. Corp. Series 2006 C1 AM 5.34% due 03/10/44(1)(2)	630,000	612,306
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 A7 5.32% due 06/10/36(1)(2)	293,478	286,416
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 A2 4.31% due 08/10/42(2)	633,450	610,981
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 A4 5.22% due 04/10/37(1)(2)	729,927	703,458
J.P. Morgan Chase Commercial Mtg. Securities Series 2004-C2 A3 5.38% due 05/15/41(1)(2)	192,837	187,591
J.P. Morgan Chase Commercial Mtg. Securities Series 2005-CB12 AM 4.95% due 09/12/37(1)(2)	800,000	752,466
J.P. Morgan Chase Commercial Mtg. Securities Series 2005-LDP1 A4 5.04% due 03/15/46(1)(2)	959,574	914,418
J.P. Morgan Chase Commercial Mtg. Securities Series 2005-LDP2 AM 4.78% due 07/15/42(2)	765,000	711,552
J.P. Morgan Chase Commercial Mtg. Securities Series 2005-LDP4 X1 5.47% due 01/12/43(1)(2)	1,050,000	1,020,910
LB Commercial Conduit Mtg. Trust, Series 1998-C1 A3 6.48% due 02/18/30(2)	1,007,935	1,020,046
Lehman Large Loan, Series 1997-LLI B 6.95% due 10/12/34(2)	140,000	141,956
Morgan Stanley Capital I, Inc. IO, Series 1998-HF2 X 0.73% due 11/15/30*(1)(2)	19,233,411	314,807
Morgan Stanley Capital, I Inc., Series 2005-HQ5 A4 5.17% due 01/14/42(2)	381,582	367,420
Multi-Family Capital Access One, Inc., Series 1 A 6.65% due 01/15/24	188,810	192,523
RAAC Series Series 2004-SP3 AI3 4.97% due 09/25/34(1)(3)	425,000	410,938
Residential Asset Mtg. Products, Inc. Series 2003-RS1 AI3 4.11% due 01/25/35	441,287	431,682
Residential Asset Mtg. Products, Inc., Series 2003-RZ5 A3 3.80% due 07/25/30	134,467	133,694
Residential Funding Mtg. Securities II, Inc. Series 2004-HI1 A3 5.32% due 12/25/35	669,000	661,391
Small Business Administration Participation Certificates, Series 2004-20D 1 4.77% due 04/01/24(3)	450,164	427,008
Small Business Administration Participation Certificates, Series 2004-20E 1 5.18% due 05/01/24(3)	766,650	747,353
Small Business Administration Participation Certificates, Series 2004-20F 1 5.52% due 06/01/06(3)	1,106,901	1,100,743
Small Business Administration Participation Certificates, Series 2004-20G 1 4.35% due 07/02/06(3)	160,880	149,108
Small Business Administration Participation Certificates, Series 2004-20I 1 4.99% due 09/01/06(3)	641,297	616,138
Small Business Administration Participation Certificates, Series 2005-20C 1 4.95% due 03/01/25(3)	1,096,182	1,061,955
Small Business Administration Participation Certificates, Series 2005-20J 1 5.09% due 10/02/06(3)	583,598	561,439
Small Business Administration Participation Certificates, Series 2005-20L 1 5.39% due 12/01/25(3)	531,000	521,134
Spirit Master Funding LLC Series 2005-1 A1 5.05% due 07/20/23*(2)(5)(6)	871,215	818,565
Structured Asset Secs. Corp. Series 2005-4XS 1A2B 4.67% due 03/25/35	1,490,491	1,469,809
TIAA Retail Commercial Trust, Series 1999-1 A 7.17% due 01/15/32*(2)	488,669	495,059

		29,891,156

Bonds & Notes — 34.9%

CONSUMER DISCRETIONARY — 0.4%

Housing — 0.1%
Fortune Brands, Inc. 5.13% due 01/15/11	808,000	788,680

Retail — 0.3%
Home Depot, Inc. 5.40% due 03/01/16	1,406,000	1,369,412
May Department Stores Co. 5.75% due 07/15/14	800,000	786,099
Wal Mart Stores, Inc. 5.25% due 09/01/35	1,003,000	880,970

		3,825,161

CONSUMER STAPLES — 0.3%

Food, Beverage & Tobacco — 0.3%
Cadbury Schweppes US Finance LLC 5.13% due 10/01/13*	1,229,000	1,169,991
Kraft Foods, Inc. 6.25% due 06/01/12	695,000	712,830
Miller Brewing Co. 5.50% due 08/15/13*	1,373,000	1,342,002

		3,224,823

ENERGY — 0.7%

Energy Services — 0.5%
Amerada Hess Corp. 7.30% due 08/15/31	489,000	531,386
Exelon Generation Co. LLC 6.95% due 06/15/11	1,087,000	1,143,432

FirstEnergy Corp. 6.45% due 11/15/11	1,089,000	1,123,002
Halliburton Co. 5.50% due 10/15/10	502,000	501,201
MidAmerican Energy Holdings Co. 3.50% due 05/15/08	411,000	395,306
MidAmerican Energy Holdings Co. 5.88% due 10/01/12	340,000	340,446
MidAmerican Energy Holdings Co. 6.13% due 04/01/36(6)*	685,000	653,429
PSEG Power LLC 6.95% due 06/01/12	313,000	328,440
PSEG Power LLC 8.63% due 04/15/31	412,000	510,119
Waterford 3 Funding-Entergy Corp. 8.09% due 01/02/17	190,749	194,084

Energy Sources — 0.2%
Ocean Energy, Inc. 4.38% due 10/01/07	600,000	591,725
Pemex Project Funding Master Trust 8.63% due 02/01/22	120,000	138,960
Xto Energy, Inc. 5.65% due 04/01/16	1,040,000	1,013,033

		7,464,563

FINANCE — 2.7%

Banks — 0.8%
Abbey National Capital Trust I 8.96% due 06/30/30	900,000	1,133,663
Bank of America Corp. 5.38% due 06/15/14	520,000	507,726
Bank of America Corp. 7.40% due 01/15/11	2,049,000	2,203,128
Popular North America, Inc. 4.25% due 04/01/08	639,000	622,961
RBS Capital Trust II 6.43% due 01/03/34(1)	679,000	663,486
UniCredito Italiano Capital Trust II 9.20% due 10/05/10*(7)	612,000	690,016
Wachovia Corp. 5.25% due 08/01/14	1,565,000	1,499,189
Wells Fargo Bank NA 4.75% due 02/09/15	1,513,000	1,406,934
Wells Fargo Bank NA 6.45% due 02/01/11	151,000	156,575

Financial Services — 1.7%
Boeing Capital Corp. 6.50% due 02/15/12	1,282,000	1,334,981
Citigroup, Inc. 5.00% due 09/15/14	2,379,000	2,253,170
Credit Suisse First Boston USA, Inc. 4.13% due 01/15/10	729,000	695,027
Credit Suisse First Boston USA, Inc. 4.88% due 08/15/10	608,000	592,117
DBS Capital Funding Corp. 7.66% due 03/15/11*(7)	669,000	719,262
Devon Financing Corp. 6.88% due 09/30/11	230,000	243,084
Duke Capital Corp. 8.00% due 10/01/19	755,000	868,418
Fund American Cos, Inc. 5.88% due 05/15/13	484,000	472,215
General Electric Capital Corp. 5.45% due 01/15/13	203,000	201,377
General Electric Capital Corp. 6.75% due 03/15/32	1,074,000	1,159,734
General Electric Capital Corp. 8.75% due 05/21/07	109,000	112,737
Goldman Sachs Group, Inc. 5.70% due 09/01/12	1,220,000	1,218,559
HSBC Finance Corp. 5.25% due 01/14/11	725,000	714,581
HSBC Finance Corp. 5.50% due 01/19/16	1,025,000	990,045
J.P. Morgan Chase & Co. 5.13% due 09/15/14	988,000	939,812
Lehman Brothers Holdings, Inc. 5.50% due 04/04/16	193,000	186,445
Lehman Brothers Holdings, Inc. 8.25% due 06/15/07	513,000	529,131
Merrill Lynch & Co., Inc. 5.45% due 07/15/14	946,000	923,342
MidAmerican Funding, LLC 6.93% due 03/01/29	166,000	175,991
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	444,000	439,081
Mizuho Financial Group Cayman, Ltd. 6.69% due 06/30/16(6)*	990,000	959,249
Morgan Stanley Group, Inc. 4.75% due 04/01/14	609,000	563,211
Morgan Stanley Group, Inc. 6.75% due 04/15/11	664,000	696,165
Natexis Ambs Co. LLC 8.44% due 06/30/08*(7)	215,000	227,052

Insurance — 0.2%
Allstate Corp. 5.55% due 05/09/35	83,000	74,038
Allstate Corp. 6.13% due 12/15/32	604,000	589,425
Genworth Financial, Inc. 5.75% due 06/15/14	380,000	376,261
MetLife, Inc. 6.50% due 12/15/32	272,000	276,866
St. Paul Travelers Cos., Inc. 5.50% due 12/01/15	541,000	521,040
Travelers Property Casualty Corp. 6.38% due 03/15/33	251,000	245,766

		28,181,860

HEALTHCARE — 0.3%

Drugs — 0.0%

Wyeth 5.50% due 09/15/06	773,000	760,541

Health Services — 0.2%
Cardinal Health, Inc. 5.85% due 12/15/17	385,000	373,928
HCA, Inc. 6.95% due 05/01/12	641,000	643,201
HCA, Inc. 8.75% due 09/01/10	165,000	178,708
Wellpoint, Inc. 5.25% due 01/15/16	670,000	636,689

Medical Products — 0.1%
Allergan, Inc. 5.75% due 04/01/16*	800,000	789,308

		3,382,375

INDUSTRIAL & COMMERCIAL — 0.8%

Aerospace & Military Technology — 0.3%
BAE Systems Holdings, Inc. 5.20% due 08/15/15†*	1,310,000	1,221,080
Northrop Grumman Corp. 7.75% due 02/15/31	1,072,000	1,263,719
Raytheon Co. 6.15% due 11/01/08	414,000	421,212

Building Materials — 0.0%
CRH America, Inc. 6.95% due 03/15/12	687,000	723,394

Business Services — 0.3%
Cendant Corp. 6.88% due 08/15/06	851,000	853,956
Johnson Controls, Inc. 5.50% due 01/15/16	473,000	452,738
Johnson Controls, Inc. 6.00% due 01/15/36	330,000	306,745
Ocean Energy, Inc. 7.25% due 10/01/11	383,000	410,062
Waste Management, Inc. 7.00% due 07/15/28	458,000	475,316
Waste Management, Inc. 7.38% due 08/01/10	601,000	638,172

Machinery — 0.1%
Kennametal, Inc. 7.20% due 06/15/12	710,000	749,903

Transportation — 0.1%
CSX Corp. 6.75% due 03/15/11	318,000	332,400
Union Pacific Corp. 5.38% due 05/01/14	579,000	562,035
Union Pacific Corp. 6.13% due 01/15/12	227,000	231,000

		8,641,732

INFORMATION & ENTERTAINMENT — 0.4%

Broadcasting & Media — 0.2%
Hearst Argyle Television, Inc. 7.50% due 11/15/27	800,000	781,629
News America Holdings, Inc. 8.50% due 02/23/25	444,000	508,993
News America, Inc. 6.20% due 12/15/34	700,000	647,284
Time Warner Entertainment Co., LP 8.38% due 07/15/33	466,000	533,016

Leisure & Tourism — 0.2%
Continental Airlines, Inc., Series 981A 6.65% due 03/15/19	864,709	866,030
Walt Disney Co. 6.38% due 03/01/12	924,000	955,538

		4,292,490

INFORMATION TECHNOLOGY — 0.6%

Computer Services — 0.1%
Cisco Systems, Inc. 5.50% due 02/22/16	1,250,000	1,218,500

Electronics — 0.1%
System Energy Resources, Inc. 5.13% due 01/15/14*	393,538	380,130

Telecommunications — 0.4%
BellSouth Corp. 6.55% due 06/15/34	662,000	653,149
Cingular Wireless LLC 6.50% due 12/15/11	326,000	340,394
TCI Communications Financing III 9.65% due 03/31/27	1,434,000	1,537,431
Verizon New York, Inc. 6.88% due 04/01/12	1,848,000	1,896,700

		6,026,304

MATERIALS — 0.2%

Chemicals — 0.1%
Dow Chemical Co. 5.75% due 12/15/08	486,000	490,727

Forest Products — 0.1%
MeadWestvaco Corp. 6.80% due 11/15/32	333,000	311,171
Weyerhaeuser Co. 6.75% due 03/15/12	746,000	772,139

		1,574,037

REAL ESTATE — 0.9%

Real Estate Companies — 0.3%
EOP Operating LP 6.80% due 01/15/09	1,981,000	2,041,864
Socgen Real Estate Co., LLC 7.64% due 09/30/07*(1)	1,051,000	1,078,946

Real Estate Investment Trusts — 0.6%
Boston Properties, Inc. 5.00% due 06/01/15	147,000	136,348
HRPT Properties Trust 6.25% due 08/15/16	773,000	767,653
Kimco Realty Corp. 6.00% due 11/30/12	750,000	758,696
Prologis 5.75% due 04/01/16	1,150,000	1,119,770
Simon Property Group LP 5.10% due 06/15/15	392,000	366,906
Simon Property Group LP 6.38% due 11/15/07	636,000	644,478
Vornado Realty Trust 5.63% due 06/15/07	2,023,000	2,023,067

		8,937,728

U.S. GOVERNMENT AGENCIES — 17.5%

U.S. Government Agencies — 17.5%
Federal Home Loan Banks 3.25% due 07/21/06	1,535,000	1,528,401
Federal Home Loan Banks 3.75% due 09/28/06	4,695,000	4,668,154
Federal Home Loan Banks 3.90% due 02/25/08	570,000	557,694
Federal Home Loan Banks 5.25% due 06/18/14	1,085,000	1,078,456
Federal Home Loan Mtg. Corp. 3.75% due 11/15/06	2,794,000	2,772,112
Federal Home Loan Mtg. Corp. 4.50% due 08/01/18	1,151,420	1,097,890
Federal Home Loan Mtg. Corp. 4.50% due 11/01/18	1,496,367	1,426,800
Federal Home Loan Mtg. Corp. 4.50% due 01/01/19	1,004,039	957,360
Federal Home Loan Mtg. Corp. 4.50% due 03/01/19	96,211	91,720
Federal Home Loan Mtg. Corp. 4.50% due 08/01/19	66,515	63,373
Federal Home Loan Mtg. Corp. 4.50% due 02/01/20	446,315	425,232
Federal Home Loan Mtg. Corp. 4.50% due 04/01/35	353,651	323,674
Federal Home Loan Mtg. Corp. 4.50% due 04/01/35	250,260	229,577
Federal Home Loan Mtg. Corp. 4.50% due 04/01/35	231,657	212,485
Federal Home Loan Mtg. Corp. 4.88% due 11/15/13	1,788,000	1,739,071
Federal Home Loan Mtg. Corp. 5.00% due 03/01/18	676,463	658,982
Federal Home Loan Mtg. Corp. 5.00% due 05/01/18	864,067	841,738
Federal Home Loan Mtg. Corp. 5.00% due 02/01/19	1,057,776	1,029,593
Federal Home Loan Mtg. Corp. 5.00% due 09/01/33	2,352,138	2,231,909
Federal Home Loan Mtg. Corp. 5.00% due 11/01/33	1,147,542	1,088,886
Federal Home Loan Mtg. Corp. 5.00% due 03/01/34	550,477	521,672
Federal Home Loan Mtg. Corp. 5.00% due 04/01/34	298,821	283,184
Federal Home Loan Mtg. Corp. 5.00% due 05/01/35	365,868	346,026
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35	1,185,387	1,121,101
Federal Home Loan Mtg. Corp. 5.00% due 09/01/35	549,554	519,751
Federal Home Loan Mtg. Corp. 5.00% due 10/01/35	2,950,748	2,790,722
Federal Home Loan Mtg. Corp. 5.50% due 01/01/19	613,425	608,328
Federal Home Loan Mtg. Corp. 5.50% due 04/01/19	40,345	40,024
Federal Home Loan Mtg. Corp. 5.50% due 06/01/19	36,434	36,132
Federal Home Loan Mtg. Corp. 5.50% due 07/01/19	300,243	297,748
Federal Home Loan Mtg. Corp. 5.50% due 12/01/20	166,221	164,774
Federal Home Loan Mtg. Corp. 5.50% due 06/01/25	841,264	823,284
Federal Home Loan Mtg. Corp. 5.50% due 07/01/25	398,372	389,858
Federal Home Loan Mtg. Corp. 5.50% due 08/01/25	612,008	598,928
Federal Home Loan Mtg. Corp. 5.50% due 09/01/25	581,784	569,350
Federal Home Loan Mtg. Corp. 5.50% due 05/01/33	1,735,011	1,689,856

Federal Home Loan Mtg. Corp. 5.50% due 12/01/33	430,747	419,536
Federal Home Loan Mtg. Corp. 5.50% due 01/01/34	1,739,922	1,694,640
Federal Home Loan Mtg. Corp. 5.50% due 04/01/34	202,705	197,237
Federal Home Loan Mtg. Corp. 5.50% due 11/01/34	134,817	131,180
Federal Home Loan Mtg. Corp. 5.50% due 05/01/35	105,619	102,636
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35	825,373	802,062
Federal Home Loan Mtg. Corp. 5.50% due 09/01/35	295,888	287,531
Federal Home Loan Mtg. Corp. 5.50% due 10/01/35	949,880	923,052
Federal Home Loan Mtg. Corp. 6.00% due 04/01/16	122,354	123,691
Federal Home Loan Mtg. Corp. 6.00% due 04/01/17	203,879	206,117
Federal Home Loan Mtg. Corp. 6.00% due 05/01/17	58,890	59,535
Federal Home Loan Mtg. Corp. 6.00% due 06/01/17	118,995	120,301
Federal Home Loan Mtg. Corp. 6.00% due 07/01/17	116,240	117,517
Federal Home Loan Mtg. Corp. 6.00% due 10/01/17	151,751	153,417
Federal Home Loan Mtg. Corp. 6.00% due 08/01/19	900,992	910,700
Federal Home Loan Mtg. Corp. 6.00% due 09/01/19	195,102	197,204
Federal Home Loan Mtg. Corp. 6.00% due 11/01/19	107,577	108,767
Federal Home Loan Mtg. Corp. 6.00% due 02/01/23	747,870	751,198
Federal Home Loan Mtg. Corp. 6.00% due 12/01/25	274,949	275,682
Federal Home Loan Mtg. Corp. 6.00% due 02/01/26	298,064	298,859
Federal Home Loan Mtg. Corp. 6.00% due 04/01/34	178,093	177,684
Federal Home Loan Mtg. Corp. 6.00% due 07/01/34	1,100,677	1,098,153
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34	2,493,182	2,487,463
Federal Home Loan Mtg. Corp. 6.00% due 09/01/34	194,404	193,958
Federal Home Loan Mtg. Corp. 6.00% due 07/01/35	415,638	414,538
Federal Home Loan Mtg. Corp. 6.00% due 08/01/35	365,774	364,805
Federal Home Loan Mtg. Corp. 6.00% due 03/01/36	384,663	383,523
Federal Home Loan Mtg. Corp. 6.50% due 05/01/34	134,788	137,088
Federal Home Loan Mtg. Corp. 6.50% due 06/01/34	177,733	180,766
Federal Home Loan Mtg. Corp. 6.50% due 08/01/34	712,114	724,266
Federal Home Loan Mtg. Corp. 6.50% due 10/01/34	486,529	495,990
Federal Home Loan Mtg. Corp. 6.50% due 11/01/34	15,217	15,477
Federal National Mtg. Assoc. 3.00% due 03/02/07	1,178,000	1,156,928
Federal National Mtg. Assoc. 3.25% due 07/31/06	1,925,000	1,915,825
Federal National Mtg. Assoc. 4.01% due 08/01/13	86,936	79,440
Federal National Mtg. Assoc. 4.02% due 08/01/13	304,783	279,179
Federal National Mtg. Assoc. 4.50% due 04/01/18	809,429	772,467
Federal National Mtg. Assoc. 4.50% due 06/01/18	953,659	910,111
Federal National Mtg. Assoc. 4.50% due 07/01/18	631,469	602,633
Federal National Mtg. Assoc. 4.50% due 03/01/19	758,064	722,898
Federal National Mtg. Assoc. 4.50% due 04/01/20	740,126	705,793
Federal National Mtg. Assoc. 4.50% due 05/01/20	246,533	234,848
Federal National Mtg. Assoc. 4.50% due 07/01/20	241,691	230,479
Federal National Mtg. Assoc. 4.50% due 02/01/35	322,116	295,696
Federal National Mtg. Assoc. 4.50% due 03/01/35	1,339,783	1,227,074
Federal National Mtg. Assoc. 4.52% due 05/01/14	756,381	708,530
Federal National Mtg. Assoc. 4.62% due 04/01/13	87,247	82,967
Federal National Mtg. Assoc. 4.63% due 04/01/14	214,600	202,092
Federal National Mtg. Assoc. 4.76% due 10/01/15	177,780	168,286
Federal National Mtg. Assoc. 4.82% due 12/01/12	712,183	684,298
Federal National Mtg. Assoc. 4.85% due 08/01/14	445,818	425,457
Federal National Mtg. Assoc. 4.88% due 03/01/20	180,738	176,607
Federal National Mtg. Assoc. 4.92% due 04/01/15	1,335,036	1,275,170
Federal National Mtg. Assoc. 4.94% due 08/01/15	200,000	191,737
Federal National Mtg. Assoc. 4.98% due 09/01/15	119,110	113,813
Federal National Mtg. Assoc. 5.00% due 02/01/18	25,123	24,510
Federal National Mtg. Assoc. 5.00% due 02/01/18	2,965,167	2,893,533
Federal National Mtg. Assoc. 5.00% due 12/01/18	1,130,057	1,102,481
Federal National Mtg. Assoc. 5.00% due 07/01/19	632,269	616,401
Federal National Mtg. Assoc. 5.00% due 09/01/19	373,074	363,711
Federal National Mtg. Assoc. 5.00% due 11/01/19	936,214	912,719
Federal National Mtg. Assoc. 5.00% due 03/01/20	774,976	754,814
Federal National Mtg. Assoc. 5.00% due 05/01/20	355,403	346,157
Federal National Mtg. Assoc. 5.00% due 03/01/34	735,156	697,950

Federal National Mtg. Assoc. 5.00% due 03/01/34	262,492	248,875
Federal National Mtg. Assoc. 5.00% due 05/01/34	313,463	297,202
Federal National Mtg. Assoc. 5.00% due 06/01/34	220,383	208,951
Federal National Mtg. Assoc. 5.00% due 08/01/34	337,755	320,234
Federal National Mtg. Assoc. 5.00% due 09/01/34	878,011	832,465
Federal National Mtg. Assoc. 5.00% due 11/01/34	196,852	186,640
Federal National Mtg. Assoc. 5.00% due 12/01/34	201,643	191,183
Federal National Mtg. Assoc. 5.00% due 06/01/35	757,635	716,814
Federal National Mtg. Assoc. 5.00% due 07/01/35	3,138,899	2,969,775
Federal National Mtg. Assoc. 5.00% due 08/01/35	242,600	229,529
Federal National Mtg. Assoc. 5.25% due 04/15/07	3,654,000	3,655,772
Federal National Mtg. Assoc. 5.37% due 02/01/13(5)	300,000	297,622
Federal National Mtg. Assoc. 5.50% due 08/01/34	533,877	519,325
Federal National Mtg. Assoc. 5.50% due 09/01/35	1,320,296	1,282,681
Federal National Mtg. Assoc. 5.50% due 11/01/17	743,391	738,641
Federal National Mtg. Assoc. 5.50% due 01/01/18	960,544	954,406
Federal National Mtg. Assoc. 5.50% due 02/01/18	615,381	611,403
Federal National Mtg. Assoc. 5.50% due 07/01/19	1,632,867	1,621,680
Federal National Mtg. Assoc. 5.50% due 08/01/19	369,806	367,272
Federal National Mtg. Assoc. 5.50% due 09/01/19	793,201	787,767
Federal National Mtg. Assoc. 5.50% due 11/01/19	130,880	129,983
Federal National Mtg. Assoc. 5.50% due 12/01/19	216,218	214,737
Federal National Mtg. Assoc. 5.50% due 01/01/21	449,372	446,106
Federal National Mtg. Assoc. 5.50% due 05/01/25	527,763	516,354
Federal National Mtg. Assoc. 5.50% due 06/01/25	356,518	348,811
Federal National Mtg. Assoc. 5.50% due 02/01/33	1,138,978	1,109,221
Federal National Mtg. Assoc. 5.50% due 04/01/33	590,031	574,616
Federal National Mtg. Assoc. 5.50% due 06/01/33	1,307,339	1,273,184
Federal National Mtg. Assoc. 5.50% due 07/01/33	5,309,252	5,170,542
Federal National Mtg. Assoc. 5.50% due 11/01/33	1,545,908	1,505,520
Federal National Mtg. Assoc. 5.50% due 12/01/33	292,146	284,513
Federal National Mtg. Assoc. 5.50% due 01/01/34	1,020,441	993,781
Federal National Mtg. Assoc. 5.50% due 02/01/34	1,560,793	1,520,016
Federal National Mtg. Assoc. 5.50% due 02/01/34	384,659	374,175
Federal National Mtg. Assoc. 5.50% due 03/01/34	76,024	74,038
Federal National Mtg. Assoc. 5.50% due 03/01/34	73,646	71,639
Federal National Mtg. Assoc. 5.50% due 04/01/34	377,042	367,099
Federal National Mtg. Assoc. 5.50% due 04/01/34	210,358	204,625
Federal National Mtg. Assoc. 5.50% due 05/01/34	1,674,742	1,629,095
Federal National Mtg. Assoc. 5.50% due 06/01/34	291,485	283,540
Federal National Mtg. Assoc. 5.50% due 07/01/34	2,776,133	2,700,465
Federal National Mtg. Assoc. 5.50% due 08/01/34	307,552	299,169
Federal National Mtg. Assoc. 5.50% due 09/01/34	4,109,528	3,997,517
Federal National Mtg. Assoc. 5.50% due 10/01/34	3,633,379	3,534,346
Federal National Mtg. Assoc. 5.50% due 11/01/34	6,978,737	6,788,521
Federal National Mtg. Assoc. 5.50% due 12/01/34	3,184,245	3,097,454
Federal National Mtg. Assoc. 5.50% due 01/01/35	3,992,789	3,883,960
Federal National Mtg. Assoc. 5.50% due 02/01/35	738,994	718,252
Federal National Mtg. Assoc. 5.50% due 04/01/35	747,028	725,746
Federal National Mtg. Assoc. 5.50% due 08/01/35	313,526	304,594
Federal National Mtg. Assoc. 5.50% due 09/01/35	151,224	146,916
Federal National Mtg. Assoc. 5.50% due 10/01/35	597,758	580,728
Federal National Mtg. Assoc. 5.72% due 02/01/09	385,000	385,387
Federal National Mtg. Assoc. 6.00% due 05/15/08	898,000	912,885
Federal National Mtg. Assoc. 6.00% due 05/15/11	2,800,000	2,886,741
Federal National Mtg. Assoc. 6.00% due 04/01/16	167,343	169,532
Federal National Mtg. Assoc. 6.00% due 12/01/16	243,002	246,208
Federal National Mtg. Assoc. 6.00% due 01/01/17	205,793	208,513
Federal National Mtg. Assoc. 6.00% due 02/01/17	937,667	950,037
Federal National Mtg. Assoc. 6.00% due 08/01/17	539,384	546,518
Federal National Mtg. Assoc. 6.00% due 03/01/18	132,750	134,505
Federal National Mtg. Assoc. 6.00% due 11/01/18	1,173,222	1,188,699

Federal National Mtg. Assoc. 6.00% due 01/01/21	97,777	99,052
Federal National Mtg. Assoc. 6.00% due 11/01/25	273,480	273,887
Federal National Mtg. Assoc. 6.00% due 04/01/34	1,286,646	1,282,081
Federal National Mtg. Assoc. 6.00% due 05/01/34	1,080,642	1,076,808
Federal National Mtg. Assoc. 6.00% due 06/01/34	3,020,572	3,009,856
Federal National Mtg. Assoc. 6.00% due 07/01/34	1,614,384	1,608,656
Federal National Mtg. Assoc. 6.00% due 08/01/34	2,085,226	2,077,828
Federal National Mtg. Assoc. 6.00% due 09/01/34	774,710	771,961
Federal National Mtg. Assoc. 6.00% due 10/01/34	373,861	372,629
Federal National Mtg. Assoc. 6.00% due 11/01/34	259,983	259,060
Federal National Mtg. Assoc. 6.00% due 12/01/34	96,506	96,164
Federal National Mtg. Assoc. 6.00% due 12/01/35	1,017,381	1,013,488
Federal National Mtg. Assoc. 6.00% due 02/01/36	1,875,423	1,868,119
Federal National Mtg. Assoc. 6.13% due 03/15/12	8,239,000	8,574,352
Federal National Mtg. Assoc. 6.33% due 03/01/11	140,337	143,827
Federal National Mtg. Assoc. 6.50% due 06/01/31	630,449	643,534
Federal National Mtg. Assoc. 6.50% due 07/01/31	155,800	159,034
Federal National Mtg. Assoc. 6.50% due 09/01/31	626,365	639,365
Federal National Mtg. Assoc. 6.50% due 02/01/32	444,999	454,235
Federal National Mtg. Assoc. 6.50% due 07/01/32	924,936	943,169
Federal National Mtg. Assoc. 6.50% due 07/01/32	168,832	172,692
Federal National Mtg. Assoc. 6.50% due 08/01/32	764,447	779,517
Federal National Mtg. Assoc. 6.50% due 01/01/33	551,986	562,867
Federal National Mtg. Assoc. 6.50% due 04/01/34	126,770	128,975
Federal National Mtg. Assoc. 6.50% due 06/01/34	171,281	174,260
Federal National Mtg. Assoc. 6.50% due 08/01/34	595,144	605,496
Federal National Mtg. Assoc. 6.50% due 03/01/36	275,540	280,288
Federal National Mtg. Assoc. 6.63% due 09/15/09	2,374,000	2,479,232
Federal National Mtg. Assoc. 6.63% due 11/15/10	1,120,000	1,180,847
Federal National Mtg. Assoc. 7.50% due 02/01/30	63,923	66,623
Federal National Mtg. Assoc. 7.50% due 03/01/31	149,468	155,580
Federal National Mtg. Assoc. 7.50% due 11/01/31	251,899	262,201
Federal National Mtg. Assoc. 7.50% due 02/01/32	141,290	147,069
Financing Corp. (FICO) 9.65% due 11/02/18	235,000	321,930
Government National Mtg. Assoc. 4.50% due 07/20/33	98,720	90,919
Government National Mtg. Assoc. 4.50% due 09/20/33	597,056	549,877
Government National Mtg. Assoc. 4.50% due 12/20/34	175,676	161,663
Government National Mtg. Assoc. 5.00% due 07/20/33	152,264	145,232
Government National Mtg. Assoc. 5.00% due 06/15/34	513,366	492,672
Government National Mtg. Assoc. 5.00% due 10/15/34	308,047	295,224
Government National Mtg. Assoc. 5.50% due 11/15/32	721,939	709,214
Government National Mtg. Assoc. 5.50% due 05/15/33	3,408,297	3,347,256
Government National Mtg. Assoc. 5.50% due 08/15/33	353,134	346,809
Government National Mtg. Assoc. 5.50% due 10/15/35	186,333	183,027
Government National Mtg. Assoc. 6.00% due 09/15/32	871,756	875,626
Government National Mtg. Assoc. 6.00% due 04/15/33	689,706	692,681
Government National Mtg. Assoc. 6.00% due 02/15/34	344,003	345,566
Government National Mtg. Assoc. 6.00% due 07/15/34	365,480	367,140
Government National Mtg. Assoc. 6.00% due 09/15/34	362,926	364,575
Government National Mtg. Assoc. 6.00% due 02/20/35	446,775	447,203
Government National Mtg. Assoc. 6.00% due 04/20/35	187,889	188,069
Government National Mtg. Assoc. 6.50% due 11/20/35	357,201	364,076
Government National Mtg. Assoc. 6.50% due 02/20/36	226,847	231,193

		180,672,251

U.S. GOVERNMENT OBLIGATIONS — 9.2%

U.S. Treasuries — 9.2%
United States Treasury Notes 6.50% due 02/15/10	20,315,000	21,422,797
United States Treasury Bonds 5.38% due 02/15/31	2,517,000	2,554,755
United States Treasury Bonds 6.00% due 02/15/26	5,684,000	6,156,926
United States Treasury Bonds 6.25% due 08/15/23	10,543,000	11,651,660
United States Treasury Bonds 8.00% due 11/15/21	318,000	408,232
United States Treasury Bonds 9.88% due 11/15/15	890,000	1,208,766
United States Treasury Bonds 10.38% due 11/15/12	678,000	732,214

United States Treasury Notes TIPS 3.00% due 07/15/12	4,244,987	4,424,572
United States Treasury Notes 3.50% due 11/15/09	6,515,000	6,221,825
United States Treasury Notes 3.88% due 02/15/13	993,000	929,657
United States Treasury Notes TIPS 4.25% due 01/15/10	3,419,539	3,681,616
United States Treasury Notes 4.25% due 08/15/15	1,277,000	1,200,729
United States Treasury Notes 4.38% due 05/15/07	728,000	724,075
United States Treasury Notes 4.50% due 02/15/16	842,000	805,294
United States Treasury Notes 4.75% due 11/15/08	5,565,000	5,548,043
United States Treasury Notes 4.75% due 05/15/14	829,000	813,553
United States Treasury Notes 5.50% due 02/15/08	4,439,000	4,487,900
United States Treasury Notes 5.63% due 05/15/08	16,918,000	17,159,217
United States Treasury Notes 6.88% due 05/15/06	1,716,000	1,717,340
United States Treasury Notes 7.00% due 07/15/06	3,143,000	3,155,893

		95,005,064

UTILITIES — 0.9%

Electric Utilities — 0.4%
CenterPoint Energy Resources Corp. 7.88% due 04/01/13	382,000	421,575
Niagara Mohawk Power Corp. 7.75% due 05/15/06	649,000	649,535
Northeast Utilities 8.58% due 12/01/06	25,440	25,598
Oncor Electric Delivery Co. 7.00% due 09/01/22	905,000	944,891
Pacific Gas & Electric Co. 4.80% due 03/01/14	440,000	413,148
Progress Energy, Inc. 7.10% due 03/01/11	1,071,000	1,131,451
TXU Energy Co. 7.00% due 03/15/13	698,000	722,900

Gas & Pipeline Utilities — 0.2%
Dominion Resources, Inc. 5.15% due 07/15/15	824,000	766,188
Kinder Morgan Energy Partners LP 6.75% due 03/15/11	494,000	514,031
Kinder Morgan Energy Partners LP 7.40% due 03/15/31	187,000	199,412
Kinder Morgan Energy Partners LP 7.75% due 03/15/32	350,000	388,344
Valero Energy Corp. 6.88% due 04/15/12	565,000	594,133

Telephone — 0.3%
Cox Communications, Inc. 4.63% due 06/01/13	985,000	895,178
SBC Communications, Inc. 5.10% due 09/15/14	1,023,000	963,114
SBC Communications, Inc. 6.15% due 09/15/34	339,000	319,310
Sprint Capital Corp. 6.88% due 11/15/28	673,000	693,324

		9,642,132

TOTAL BONDS & NOTES (cost $370,728,626)		360,548,590

Foreign Bonds & Notes — 1.5%

CONSUMER STAPLES — 0.1%

Diageo Fin BV 5.50% due 04/01/13	970,000	954,382

ENERGY — 0.1%

Nexen, Inc 5.88% due 03/10/35	600,000	544,511

FINANCE — 0.6%

Barclays Bank PLC 6.86% due 06/15/32*(1)	1,001,000	1,028,713
HBOS Capital Funding LP 6.07% due 06/30/14*(7)	423,000	418,203
Nordea Bank AB 5.42% due 04/15/15*(1)	467,000	439,319
Woori Bank 6.13% due 05/03/06*(5)	1,230,000	1,228,647
ING Groep NV Sponsored ADR 5.78% due 12/15/15	1,620,000	1,551,573
MUFG Capital Finance, Ltd 6.35% due 07/25/16	758,000	742,738
UFJ Financial Aruba AEC 6.75% due 07/15/13	725,000	761,448

		6,170,641

FOREIGN GOVERNMENT BONDS — 0.2%

AID-Egypt 4.45% due 09/15/15	785,000	730,604

State of Israel 4.63% due 06/15/13	408,000	377,225
United Mexican States 5.63% due 01/15/17	486,000	465,102
United Mexican States 6.38% due 01/16/13	547,000	556,025
United Mexican States 6.63% due 03/03/15	48,000	49,704
United Mexican States 7.50% due 04/08/33	294,000	321,048

		2,499,708

INFORMATION TECHNOLOGY — 0.2%

PCCW, Ltd. 6.00% due 07/15/13*	1,500,000	1,475,887
Telecom de Puerto Rico 6.65% due 05/15/06	150,000	150,050
Telefonica Europe BV 7.75% due 09/15/10	350,000	375,793

		2,001,730

MATERIALS — 0.0%

Alcan, Inc 5.00% due 06/01/15	540,000	503,672

UTILITIES — 0.3%

Hydro Quebec 6.30% due 05/11/11	820,000	850,906
Deutsche Telekom International Finance BV 8.25% due 06/14/06(4)	946,000	1,123,283
Telecom Italia Capital SA 5.25% due 11/15/13	343,000	323,437
Telecom Italia Capital SA 6.00% due 09/30/34	477,000	425,695

		2,723,321

TOTAL FOREIGN BONDS & NOTES (cost $15,805,388)		15,397,965

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $947,876,688)		1,017,765,107

Short-Term Investment Securities — 1.4%

COMMERCIAL PAPER — 1.4%

Citigroup Funding, Inc. 4.82% due 05/01/06 (cost $14,496,000)		14,496,000	14,496,000

TOTAL INVESTMENTS —
(cost $962,372,688)@	99.8%		1,032,261,107
Other assets less liabilities—	0.2		1,885,160

NET ASSETS—	100.00%		$1,034,146,267

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities.

At April 30, 2006, the aggregate value of these securities was $19,676,273 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.

(1)	Variable rate security — the rate reflected is as of April 30, 2006; maturity date reflects final maturity date.

(2)	Commercial Mortgage Backed Security

(3)	Collateralized Mortgage Obligation

(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(5)	Fair valued security; see Note 1.

(6)	Illiquid Security

(7)	Variable rate security — the rate reflected is as of April 30, 2006; maturity date reflects next reset date.
ADR — American Depository Receipt
GDR — Global Depository Receipt
IO — Interest Only
TIPS — Treasury Inflation Protected Securities.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TELECOM UTILITY PORTFOLIO
Federated Equity Management Company of Pennsylvania
Investment Portfolio — April 30, 2006
(unaudited)

Common Stock — 98.0%		Value
	Shares	(Note 1)

ENERGY — 30.3%

Energy Services — 23.4%
American Electric Power Co., Inc.	14,670	$490,858
DTE Energy Co.	13,784	562,112
Edison International	34,900	1,410,309
Endesa SA ADR	43,400	1,430,030
Exelon Corp.	42,500	2,295,000
Great Plains Energy, Inc.	35,700	1,008,525
IDACORP, Inc.	17,400	592,470
Pepco Holdings, Inc.	20,000	461,600
Pinnacle West Capital Corp.	48,800	1,956,880
PPL Corp.	8,780	254,971
Puget Energy, Inc.	11,700	243,009
WPS Resources Corp.	4,700	234,953

Energy Sources — 6.9%
CMS Energy Corp.†	60,712	808,684
Constellation Energy Group, Inc.	4,600	252,632
Korea Electric Power Corp. ADR	60,300	1,374,840
Scottish Power PLC ADR	18,900	768,852

		14,145,725

INFORMATION & ENTERTAINMENT — 0.5%

Broadcasting & Media — 0.5%
Gannett Co., Inc.	4,000	220,000

INFORMATION TECHNOLOGY — 21.6%

Telecommunications — 21.6%
ALLTEL Corp.	34,639	2,229,713
BCE, Inc.	72,600	1,794,672
Magyar Telecommunications Sponsored ADR	17,700	402,144
Telecom Italia SpA ADR	31,688	889,482
Telefonos de Mexico SA de CV ADR	57,600	1,266,624
Telstra Corp., Ltd. ADR	113,700	1,743,021
Verizon Communications, Inc.	53,300	1,760,499

		10,086,155

UTILITIES — 45.6%

Electric Utilities — 14.9%
CenterPoint Energy, Inc.	88,900	1,068,578
DPL, Inc.	19,900	540,683
Duke Energy Holding Corp.	18,735	545,563
FPL Group, Inc.	46,206	1,829,758
Northeast Utilities	21,000	423,150
NSTAR	36,800	1,017,520
OGE Energy Corp.	9,100	274,456
Southern Co.	8,600	277,178
TXU Corp.	10,864	539,180
Xcel Energy, Inc.	23,700	446,508

Gas & Pipeline Utilities — 13.3%
Dominion Resources, Inc.	15,619	1,169,394
Enbridge, Inc.	7,900	235,657
Energy East Corp.	5,200	125,632
KeySpan Corp.	20,508	828,113

Kinder Morgan, Inc.	1,300	114,426
National Fuel Gas Co.	19,900	661,675
NICOR, Inc.	12,900	510,969
NiSource, Inc.	63,185	1,333,835
Peoples Energy Corp.	19,300	701,169
Sempra Energy	10,728	493,703

Telephone — 15.4%
AT&T, Inc.	85,709	2,246,433
BellSouth Corp.	66,400	2,242,992
CenturyTel, Inc.	25,100	946,270
Portugal Telecom, SGPS, SA ADR	19,100	241,615
Sprint Nextel Corp.	60,400	1,497,920

Water Utilities — 2.0%
Suez SA ADR	9,200	350,796
Veolia Environnement ADR	9,600	574,944

		21,238,117

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $37,230,121)		45,689,997

Short-Term Investment Securities — 0.7%

TIME DEPOSIT — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 1.60% due 05/01/06 (cost $338,000)		$338,000	338,000

TOTAL INVESTMENTS —
(cost $37,568,121) @	98.7%		46,027,997
Other assets less liabilities—	1.3		603,762

NET ASSETS—	100.0%		$46,631,759

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INCOME PORTFOLIO
U.S. Bancorp Asset Management
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/
Common Stock — 98.0%	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 3.2%

Retail — 3.2%
Home Depot, Inc.	1,705	$68,081
Wal-Mart Stores, Inc.	2,351	105,865

		173,946

CONSUMER STAPLES — 6.7%

Food, Beverage & Tobacco — 4.4%
Altria Group, Inc.	1,589	116,251
General Mills, Inc.	1,263	62,316
PepsiCo, Inc.	1,098	63,948

Household Products — 2.3%
Avon Products, Inc.	917	29,903
Colgate-Palmolive Co.	1,648	97,430

		369,848

ENERGY — 12.7%

Energy Services — 12.7%
Alliant Energy Corp.	2,457	78,526
BP, PLC ADR	1,679	123,776
ChevronTexaco Corp.	1,493	91,103
ConocoPhillips	1,860	124,434
Exxon Mobil Corp.	3,426	216,112
Halliburton Co.	829	64,786

		698,737

FINANCE — 18.1%

Banks — 10.4%
Bank of America Corp.	3,854	192,392
Northern Trust Corp.	703	41,400
State Street Corp.	1,754	114,571
Wachovia Corp.	2,621	156,867
Wells Fargo & Co.	1,011	69,445

Financial Services — 7.7%
AllianceBernstein Holding LP	1,532	98,737
Citigroup, Inc.	3,308	165,235
Goldman Sachs Group, Inc.	453	72,611
Merrill Lynch & Co., Inc.	839	63,982
Partners Trust Financial Group, Inc.	1,802	21,264

		996,504

HEALTHCARE — 10.9%

Drugs — 7.9%
Abbott Laboratories	3,294	140,785
Pfizer, Inc.	4,423	112,035
Wyeth	3,671	178,668

Medical Products — 3.0%
Baxter International, Inc.	1,907	71,894
Johnson & Johnson	1,628	95,417

		598,799

INDUSTRIAL & COMMERCIAL — 10.7%

Aerospace & Military Technology — 1.2%
General Dynamics Corp.	990	64,964

Electrical Equipment — 0.1%
ITC Holdings Corp.	98	2,531

Machinery — 1.0%
Deere & Co.	163	14,308
Ingersoll-Rand Co., Class A	960	42,000

Multi-Industry — 6.8%
3M Co.	1,098	93,802
General Electric Co.	5,413	187,236
Honeywell International, Inc.	2,188	92,990

Transportation — 1.6%
United Parcel Service, Inc., Class B	1,108	89,826

		587,657

INFORMATION & ENTERTAINMENT — 5.6%

Broadcasting & Media — 1.0%
Time Warner, Inc.	3,170	55,158

Leisure & Tourism — 4.6%
Harrah’s Entertainment, Inc.	1,272	103,846
McDonald’s Corp.	2,506	86,632
Polaris Industries, Inc.	1,253	60,019

		305,655

INFORMATION TECHNOLOGY — 15.1%

Communication Equipment — 2.6%
Motorola, Inc.	3,311	70,690
QUALCOMM, Inc.	1,397	71,722

Computers & Business Equipment — 2.9%
Avery Denison Corp.	694	43,375
Hewlett-Packard Co.	3,556	115,463

Computer Software — 1.4%
Microsoft Corp.	3,294	79,550

Electronics — 4.6%
Emerson Electric Co.	973	82,656
Intel Corp.	6,070	121,279
Texas Instruments, Inc.	1,397	48,490

Telecommunications — 3.6%
ALLTEL Corp.	915	58,899
Verizon Communications, Inc.	4,230	139,717

		831,841

MATERIALS — 5.9%

Chemicals — 5.9%
Dow Chemical Co.	3,038	123,373
du Pont (E.I.) de Nemours & Co.	2,237	98,652
Ecolab, Inc.	935	35,343
Praxair, Inc.	1,161	65,167

		322,535

REAL ESTATE — 1.8%

Real Estate Investment Trusts — 1.8%

Apartment Investment & Management Co., Class A	1,369	61,180
Duke Realty Corp.	1,072	37,949

		99,129

UTILITIES — 7.3%

Electric Utilities — 2.9%
Duke Energy Holding Corp.	2,659	77,430
Xcel Energy, Inc.	4,365	82,237

Telephone — 4.4%
AT&T, Inc.	6,467	169,500
BellSouth Corp.	2,168	73,235

		402,402

TOTAL COMMON STOCK (cost $4,203,977)		5,387,05

Convertible Bonds — 0.3%

HEALTHCARE — 0.3%

Medical Products — 0.3%
Medarex, Inc. 2.25% due 05/15/11 (cost $15,270)		17,555	18,345

TOTAL INVESTMENTS —
(cost $4,219,247) @	98.3%		5,405,398
Other assets less liabilities—	1.7		93,797

NET ASSETS—	100.0%		$5,499,195

@	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INDEX PORTFOLIO
U.S. Bancorp Asset Management, Inc.
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/
Common Stock — 98.3%	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 6.9%

Apparel & Textiles — 0.5%
Cintas Corp.	455	$19,101
Coach, Inc.†	1,299	42,893
Gap, Inc.	1,895	34,281
Jones Apparel Group, Inc.	415	14,255
Liz Claiborne, Inc.	368	14,370
Nike, Inc., Class B	641	52,460
V.F. Corp.	222	13,584

Automotive — 0.6%
AutoNation, Inc.†	577	12,994
AutoZone, Inc.†	187	17,505
Cummins, Inc.	160	16,720
Ford Motor Co.	6,156	42,784
General Motors Corp.	1,867	42,717
Goodyear Tire & Rubber Co.†	626	8,764
Harley-Davidson, Inc.	943	47,942
Navistar International Corp.†	204	5,382
PACCAR, Inc.	559	40,209

Housing — 0.7%
Black & Decker Corp.	278	26,024
Centex Corp.	416	23,130
D.R. Horton, Inc.	898	26,958
KB Home Corp.	254	15,639
Leggett & Platt, Inc.	602	15,971
Lennar Corp., Class A	453	24,883
Masco Corp.	1,375	43,862
Newell Rubbermaid, Inc.	906	24,843
Pulte Homes, Inc.	743	27,751
Snap-On, Inc.	60	2,490
Stanley Works	242	12,644
Vulcan Materials Co.	300	25,488
Whirlpool Corp.	251	22,527

Retail — 5.1%
Amazon.com, Inc.†	1,023	36,020
Bed Bath & Beyond, Inc.†	951	36,471
Best Buy Co., Inc.	1,358	76,944
Circuit City Stores, Inc.	516	14,835
Costco Wholesale Corp.	1,562	85,020
CVS Corp.	2,699	80,214
Dillard’s, Inc., Class A	74	1,930
Dollar General Corp.	1,073	18,735
Family Dollar Stores, Inc.	526	13,150
Federated Department Stores, Inc.	899	69,987
Fortune Brands, Inc.	483	38,785
Home Depot, Inc.	7,015	280,109
J.C. Penney Co., Inc.	767	50,208
Kohl’s Corp.†	1,138	63,546
Limited, Inc.	1,043	26,743
Lowe’s Cos., Inc.	2,582	162,795

Nordstrom, Inc.	722	27,674
Office Depot, Inc.†	1,002	40,661
Officemax, Inc.	265	10,255
RadioShack Corp.	492	8,364
Sears Holdings Corp. †	338	48,567
Staples, Inc.	2,470	65,233
Target Corp.	2,903	154,149
Tiffany & Co.	482	16,817
TJX Cos., Inc.	1,504	36,292
Wal-Mart Stores, Inc.	8,249	371,452
Walgreen Co.	3,342	140,130
Wendy’s International, Inc.	391	24,156
Whole Foods Market, Inc.	382	23,447

		2,740,859

CONSUMER STAPLES — 7.3%

Food, Beverage & Tobacco — 5.0%
Albertson’s, Inc.	1,218	30,852
Altria Group, Inc.	6,891	504,146
Anheuser-Busch Cos., Inc.	2,418	107,794
Archer-Daniels-Midland Co.	2,159	78,458
Brown-Forman Corp., Class B	206	15,347
Campbell Soup Co.	626	20,120
Coca-Cola Co.	6,803	285,454
Coca-Cola Enterprises, Inc.	955	18,651
ConAgra Foods, Inc.	1,715	38,896
Constellation Brands, Inc., Class A†	630	15,561
Dean Foods Co.†	177	7,011
General Mills, Inc.	1,176	58,024
H.J. Heinz Co.	1,135	47,114
Hershey Foods Corp.	607	32,377
Kellogg Co.	724	33,528
Kroger Co.	2,509	50,832
McCormick & Co., Inc.	438	15,256
Molson Coors Brewing Co.	173	12,778
Pepsi Bottling Group, Inc.	475	15,248
PepsiCo, Inc.	5,471	318,631
Reynolds American, Inc.	284	31,141
Safeway, Inc.	1,485	37,318
Sara Lee Corp.	2,576	46,033
SUPERVALU, Inc.	506	14,679
Sysco Corp.	2,107	62,978
Tyson Foods, Inc., Class A	930	13,578
UST, Inc.	537	23,590
Wm. Wrigley Jr. Co.	601	28,289
Wm. Wrigley Jr. Co., Class B	150	7,065

Household Products — 2.3%
Alberto-Culver Co.	249	11,197
Avon Products, Inc.	1,488	48,524
Clorox Co.	474	30,421
Colgate-Palmolive Co.	1,709	101,036
Estee Lauder Cos., Inc., Class A	209	7,758
Kimberly-Clark Corp.	1,522	89,083
Pactiv Corp.†	473	11,513
Procter & Gamble Co.	10,861	632,219

		2,902,500

EDUCATION — 0.1%

Education — 0.1%
Apollo Group, Inc.†	464	25,353

ENERGY — 11.1%

Energy Services — 9.1%
Allegheny Energy, Inc.†	539	19,205
Amerada Hess Corp.	271	38,826
Ameren Corp.	676	34,050
American Electric Power Co., Inc.	1,334	44,636
Baker Hughes, Inc.	1,130	91,338
BJ Services Co.	1,099	41,817
Chesapeake Energy Corp.	1,003	31,775
ChevronTexaco Corp.	7,351	448,558
ConocoPhillips	5,448	364,471
Consolidated Edison, Inc.	810	34,927
DTE Energy Co.	615	25,080
Edison International	1,104	44,613
Entergy Corp.	686	47,979
Exelon Corp.	2,233	120,582
Exxon Mobil Corp.	20,164	1,271,945
FirstEnergy Corp.	1,118	56,694
Halliburton Co.	1,705	133,246
Marathon Oil Corp.	1,211	96,105
Nabors Industries, Ltd.†	1,044	38,972
National-Oilwell, Inc.†	577	39,796
Noble Corp.	465	36,707
PG&E Corp.	1,170	46,613
Pinnacle West Capital Corp.	25	1,002
PPL Corp.	1,289	37,433
Public Service Enterprise Group, Inc.	828	51,916
Rowan Cos., Inc.	370	16,402
Schlumberger, Ltd.	3,902	269,784
TECO Energy, Inc.	681	10,882
Transocean, Inc.†	1,076	87,231
Weatherford International, Ltd.†	1,050	55,576

Energy Sources — 2.0%
Anadarko Petroleum Corp.	781	81,864
Apache Corp.	1,091	77,505
CMS Energy Corp.†	816	10,869
Constellation Energy Group, Inc.	618	33,941
Devon Energy Corp.	1,459	87,700
EOG Resources, Inc.	846	59,415
Hugoton Royalty Trust	74	2,046
Kerr-McGee Corp.	419	41,841
Murphy Oil Corp.	560	28,101
Occidental Petroleum Corp.	1,422	146,096
Sunoco, Inc.	451	36,549
Valero Energy Corp.	2,093	135,501
XTO Energy, Inc.	1,257	53,234

		4,432,823

FINANCE — 20.6%

Banks — 7.3%
AmSouth Bancorp	1,141	33,021
Bank of America Corp.	15,338	765,673
Bank of New York Co., Inc.	2,666	93,710
BB&T Corp.	1,815	77,936
Comerica, Inc.	538	30,596
Compass Bancshares, Inc.	270	14,839
Fifth Third Bancorp	1,880	75,990
First Horizon National Corp.	427	18,113
Golden West Financial Corp.	868	62,383
Huntington Bancshares, Inc.	322	7,776
Key Corp.	1,373	52,476
M&T Bank Corp.	269	32,119
Marshall & Ilsley Corp.	742	33,924
Mellon Financial Corp.	1,368	51,478

National City Corp.	1,808	66,715
North Fork Bancorp, Inc.	1,612	48,570
Northern Trust Corp.	612	36,041
PNC Financial Services Group, Inc.	996	71,184
Regions Financial Corp.	1,507	55,021
Sovereign Bancorp, Inc.	1,194	26,471
State Street Corp.	1,135	74,138
SunTrust Banks, Inc.	1,238	95,735
Synovus Financial Corp.	1,062	29,736
U.S. Bancorp	5,947	186,974
Wachovia Corp.	5,377	321,813
Washington Mutual, Inc.	3,274	147,526
Wells Fargo & Co.	5,534	380,130
Zions Bancorp.	340	28,230

Financial Services — 8.6%
American Express Co.	4,087	219,921
Ameriprise Financial, Inc.	882	43,253
Capital One Financial Corp.	1,021	88,459
Charles Schwab Corp.	3,550	63,545
CIT Group, Inc.	691	37,321
Citigroup, Inc.	16,482	823,276
Countrywide Financial Corp.	2,067	84,044
E*TRADE Financial Corp.†	1,470	36,574
Fannie Mae	3,196	161,718
Federated Investors, Inc., Class B	145	5,090
Franklin Resources, Inc.	514	47,864
Freddie Mac	2,282	139,339
J.P. Morgan Chase & Co.	11,510	522,324
Janus Capital Group, Inc.	709	13,797
Legg Mason, Inc.	279	33,056
Lehman Brothers Holdings, Inc.	927	140,116
MBIA, Inc.	464	27,668
Merrill Lynch & Co., Inc.	3,032	231,220
MGIC Investment Corp.	297	20,998
Moody’s Corp.	812	50,352
Morgan Stanley Group, Inc.	3,546	228,008
SLM Corp.	1,311	69,326
T. Rowe Price Group, Inc.	436	36,707
The Bear Stearns Cos., Inc.	399	56,861
The Goldman Sachs Group, Inc.	1,442	231,138

Insurance — 4.7%
ACE, Ltd.	1,100	61,094
AFLAC, Inc.	1,645	78,203
Allstate Corp.	2,130	120,324
Ambac Financial Group, Inc.	348	28,661
American International Group, Inc.#	8,571	559,258
Aon Corp.	1,063	44,550
Chubb Corp.	1,320	68,033
CIENA Corp.†	1,974	8,074
CIGNA Corp.	400	42,800
Cincinnati Financial Corp.	411	17,525
Genworth Financial, Inc., Class A	1,128	37,450
Hartford Financial Services Group, Inc.	999	91,838
Lincoln National Corp.	994	57,731
Loews Corp.	448	47,555
Marsh & McLennan Cos., Inc.	1,806	55,390
MetLife, Inc.	2,503	130,406
Principal Financial Group, Inc.	923	47,359
Progressive Corp.	650	70,544
Prudential Financial, Inc.	1,635	127,743
SAFECO Corp.	383	19,878
St. Paul Cos., Inc.	2,403	105,804
Torchmark Corp.	207	12,443
UnumProvident Corp.	986	20,026

XL Capital, Ltd., Class A	599	39,468

		8,222,450

HEALTHCARE — 11.7%

Drugs — 6.1%
Abbott Laboratories	5,081	217,162
Allergan, Inc.	456	46,840
AmerisourceBergen Corp.	670	28,911
Amgen, Inc.†	3,859	261,254
Barr Labs, Inc.†	251	15,198
Bristol-Myers Squibb Co.	6,469	164,183
Cardinal Health, Inc.	1,430	96,311
Eli Lilly and Co.	3,769	199,456
Express Scripts, Inc., Class A†	483	37,742
Forest Laboratories, Inc.†	1,169	47,204
Gilead Sciences, Inc.†	1,527	87,803
King Pharmaceuticals, Inc.†	880	15,303
Merck & Co., Inc.	7,222	248,581
Mylan Laboratories, Inc.	741	16,183
Pfizer, Inc.	24,297	615,443
Schering-Plough Corp.	5,014	96,870
Watson Pharmaceuticals, Inc.†	366	10,409
Wyeth	4,438	215,997

Health Services — 2.1%
Aetna, Inc.	1,873	72,111
Caremark Rx, Inc.†	1,481	67,460
Coventry Health Care, Inc.†	529	26,275
HCA, Inc.	1,347	59,120
Health Management Assoc., Inc., Class A	816	16,899
Humana, Inc.†	554	25,030
IMS Health, Inc.	675	18,347
Laboratory Corp. of America Holdings†	425	24,268
Manor Care, Inc.	198	8,682
McKesson Corp.	1,065	51,748
Medco Health Solutions, Inc.†	1,005	53,496
Quest Diagnostics, Inc.	551	30,707
Tenet Healthcare Corp.†	1,553	12,921
UnitedHealth Group, Inc.	4,479	222,785
WellPoint, Inc.†	2,179	154,709

Medical Products — 3.5%
Applied Biosystems Group — Applera Corp.	621	17,910
Bausch & Lomb, Inc.	196	9,594
Baxter International, Inc.	2,141	80,716
Becton Dickinson & Co.	817	51,504
Biogen Idec, Inc.†	1,137	50,994
Biomet, Inc.	817	30,376
Boston Scientific Corp.†	3,970	92,263
C.R. Bard, Inc.	343	25,540
Genzyme Corp.†	858	52,475
Hospira, Inc.†	557	21,472
Johnson & Johnson	9,827	575,961
MedImmune, Inc.†	852	26,812
Medtronic, Inc.	3,986	199,778
Patterson Cos., Inc.†	392	12,771
St. Jude Medical, Inc.†	1,242	49,034
Stryker Corp.	1,009	44,144
Zimmer Holdings, Inc.†	854	53,717

		4,660,469

INDUSTRIAL & COMMERCIAL — 12.1%

Aerospace & Military Technology — 2.1%
General Dynamics Corp.	1,322	86,749

Goodrich Corp.	425	18,912
L-3 Communications Holdings, Inc.	400	32,680
Lockheed Martin Corp.	1,183	89,790
Northrop Grumman Corp.	1,062	71,048
Raytheon Co.	1,473	65,210
Rockwell Collins, Inc.	584	33,405
The Boeing Co.	2,643	220,558
United Technologies Corp.	3,353	210,602

Business Services — 1.8%
Allied Waste Industries, Inc.†	755	10,691
Automatic Data Processing, Inc.	1,914	84,369
Cendant Corp.	3,329	58,025
Convergys Corp.†	516	10,047
Equifax, Inc.	449	17,304
First Data Corp.	2,533	120,799
Fiserv, Inc.†	625	28,175
Fluor Corp.	294	27,316
Genuine Parts Co.	584	25,492
H&R Block, Inc.	1,110	25,341
Interpublic Group of Cos., Inc.†	1,459	13,977
Johnson Controls, Inc.	641	52,274
Maxim Integrated Products, Inc.	1,059	37,340
Monster Worldwide, Inc.†	426	24,452
Paychex, Inc.	1,103	44,550
PerkinElmer, Inc.	432	9,262
R.R. Donnelley & Sons Co.	752	25,335
Robert Half International, Inc.	566	23,925
W.W. Grainger, Inc.	270	20,768
Waste Management, Inc.	1,633	61,172

Electrical Equipment — 0.5%
American Power Conversion Corp.	583	12,966
American Standard Cos., Inc.	604	26,292
Emerson Electric Co.	1,359	115,447
Thermo Electron Corp.†	550	21,197

Machinery — 2.1%
Caterpillar, Inc.	2,215	167,764
Cooper Industries, Ltd., Class A	303	27,710
Danaher Corp.	776	49,750
Deere & Co.	782	68,644
Dover Corp.	671	33,382
Eaton Corp.	505	38,708
Illinois Tool Works, Inc.	706	72,506
Ingersoll-Rand Co., Class A	1,081	47,294
ITT Industries, Inc.	640	35,987
Pall Corp.	450	13,581
Parker-Hannifin Corp.	442	35,824
Rockwell Automation, Inc.	585	42,389
Textron, Inc.	437	39,308
Tyco International, Ltd.	6,655	175,359

Multi-Industry — 3.8%
3M Co.	2,493	212,977
General Electric Co.	34,420	1,190,588
Honeywell International, Inc.	2,743	116,577

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	1,232	97,981
CSX Corp.	752	51,505
FedEx Corp.	1,000	115,130
Norfolk Southern Corp.	1,407	75,978
Ryder System, Inc.	159	8,292
Union Pacific Corp.	875	79,809
United Parcel Service, Inc., Class B	3,606	292,338

INFORMATION & ENTERTAINMENT — 4.9%

Broadcasting & Media — 3.1%
CBS Corp., Class B	2,475	63,038
Clear Channel Communications, Inc.	1,430	40,798
Comcast Corp., Class A†	7,062	218,569
Dow Jones & Co., Inc.	206	7,616
E.W. Scripps Co., Class A	125	5,760
Gannett Co., Inc.	807	44,385
Knight-Ridder, Inc.	240	14,880
McGraw-Hill Cos., Inc.	1,244	69,241
Meredith Corp.	10	496
New York Times Co., Class A	492	12,197
News Corp., Class A	7,927	136,027
Omnicom Group, Inc.	590	53,106
The Walt Disney Co.	6,359	177,797
Time Warner, Inc.	14,877	258,860
Tribune Co.	906	26,120
Univision Communications, Inc., Class A†	794	28,338
Viacom, Inc.†	2,552	101,646

Entertainment Products — 0.3%
Eastman Kodak Co.	948	25,558
Harman International Industries, Inc.	152	13,375
Hasbro, Inc.	533	10,506
International Game Technology	1,181	44,795
Mattel, Inc.	1,318	21,325

Leisure & Tourism — 1.5%
Brunswick Corp.	342	13,413
Carnival Corp.	1,444	67,608
Darden Restaurants, Inc.	458	18,137
Harrah’s Entertainment, Inc.	631	51,515
Hilton Hotels Corp.	1,161	31,277
Marriott International, Inc., Class A	499	36,462
McDonald’s Corp.	4,150	143,466
Sabre Holdings Corp., Class A	454	10,483
Southwest Airlines Co.	2,374	38,506
Starbucks Corp.†	2,589	96,492
Starwood Hotels † Resorts Inc.	732	42,002
Yum! Brands, Inc.	935	48,321

		1,972,115

INFORMATION TECHNOLOGY — 16.2%

Communication Equipment — 1.2%
JDS Uniphase Corp.†	5,681	19,827
Motorola, Inc.	8,254	176,223
QUALCOMM, Inc.	5,469	280,778
Symbol Technologies, Inc.	902	9,606

Computers & Business Equipment — 3.7%
Apple Computer, Inc.†	2,812	197,937
Avery Denison Corp.	370	23,125
Dell, Inc.†	7,772	203,626
EMC Corp.†	7,848	106,026
Seagate Technology†(1)(3)	1,206	0
Gateway, Inc.†	999	2,198
Hewlett-Packard Co.	9,340	303,270
International Business Machines Corp.	5,176	426,192
Lexmark International, Inc., Class A†	367	17,873
Network Appliance, Inc.†	1,253	46,449
Pitney Bowes, Inc.	430	17,995
SanDisk Corp.†	577	36,830
Sun Microsystems, Inc.†	11,429	57,145

Xerox Corp.†	3,156	44,310

Computer Services — 0.1%
Computer Sciences Corp.†	616	36,067
Compuware Corp.†	1,341	10,299
Parametric Technology Corp.†	367	5,483

Computer Software — 3.2%
Adobe Systems, Inc.†	1,972	77,302
Affiliated Computer Services, Inc., Class A†	399	22,248
Autodesk, Inc.	762	32,035
BMC Software, Inc.†	703	15,143
CA, Inc.	1,502	38,091
Citrix Systems, Inc.†	589	23,513
Electronic Arts, Inc.†	1,003	56,970
Electronic Data Systems Corp.	1,744	47,228
Intuit, Inc.†	584	31,635
Microsoft Corp.	29,345	708,682
NCR Corp.†	617	24,310
Novell, Inc.†	1,356	11,146
Oracle Corp.†	12,443	181,543
Unisys Corp.†	1,211	7,557

Electronics — 3.6%
Advanced Micro Devices, Inc.†	1,630	52,730
Agilent Technologies, Inc.†	1,423	54,672
Altera Corp.†	1,186	25,902
Analog Devices, Inc.	1,209	45,845
Applied Materials, Inc.	5,239	94,040
Broadcom Corp., Class A†	1,455	59,815
Emerson Electric Co.	1,359	115,447
Fisher Scientific International, Inc.†	407	28,714
Freescale Semiconductor, Inc.†	1,355	42,913
Intel Corp.	19,427	388,151
Jabil Circuit, Inc.†	592	23,082
KLA-Tencor Corp.	676	32,556
Linear Technology Corp.	914	32,447
LSI Logic Corp.†	1,293	13,770
Micron Technology, Inc.†	2,043	34,670
Millipore Corp.†	101	7,452
Molex, Inc.	385	14,291
National Semiconductor Corp.	1,114	33,398
Novellus Systems, Inc.†	481	11,881
NVIDIA Corp.†	1,130	33,019
PMC-Sierra, Inc.†	670	8,328
QLogic Corp.†	600	12,486
Sanmina-SCI Corp.†	1,804	9,363
Solectron Corp.†	3,100	12,400
Tektronix, Inc.	125	4,415
Teradyne, Inc.†	681	11,482
Texas Instruments, Inc.	5,285	183,442
Waters Corp.†	354	16,043
Xilinx, Inc.	1,168	32,319

Internet Content — 1.4%
eBay, Inc.†	3,809	131,068
Google, Inc., Class A†	662	276,676
VeriSign, Inc.†	669	15,735
Yahoo!, Inc.†	4,167	136,594

Internet Software — 0.2%
Symantec Corp.†	3,445	56,429

Telecommunications — 2.8%
ADC Telecommunications Inc.†	403	9,023
ALLTEL Corp.	1,244	80,076

Andrew Corp.†	540	5,713
Avaya, Inc.†	1,413	16,956
Cisco Systems, Inc.†	20,310	425,495
Citizens Communications Co.	693	9,203
Comverse Technology, Inc.†	685	15,515
Corning, Inc.†	5,105	141,051
Lucent Technologies, Inc.†	14,758	41,175
Qwest Communications International, Inc.†	5,123	34,376
Tellabs, Inc.†	1,526	24,187
Verizon Communications, Inc.	9,665	319,235

		6,472,242

MATERIALS — 3.0%

Chemicals — 1.6%
Air Products and Chemicals, Inc.	768	52,623
Ashland, Inc.	251	16,521
Dow Chemical Co.	3,195	129,749
du Pont (E.I.) de Nemours & Co.	3,118	137,504
Eastman Chemical Co.	270	14,675
Ecolab, Inc.	618	23,360
Engelhard Corp.	280	10,755
Hercules, Inc.†	40	568
International Flavors & Fragrances, Inc.	190	6,713
Monsanto Co.	928	77,395
PPG Industries, Inc.	560	37,587
Praxair, Inc.	1,066	59,835
Rohm and Haas Co.	476	24,086
Sigma-Aldrich Corp.	186	12,761
The Sherwin-Williams Co.	411	20,936

Forest Products — 0.4%
International Paper Co.	1,645	59,796
Louisiana-Pacific Corp.	381	10,508
MeadWestvaco Corp.	562	16,022
Sealed Air Corp.	269	14,486
Temple-Inland, Inc.	388	18,019
Weyerhaeuser Co.	803	56,587

Metals & Minerals — 1.0%
Alcoa, Inc.	2,885	97,455
Allegheny Technologies, Inc.	293	20,317
Ball Corp.	188	7,516
Freeport-McMoRan Copper & Gold, Inc., Class B	637	41,138
Newmont Mining Corp.	1,478	86,256
Nucor Corp.	513	55,825
Phelps Dodge Corp.	702	60,505
U.S. Steel Corp.	392	26,852

		1,196,350

REAL ESTATE — 0.9%

Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co., Class A	70	3,128
Archstone-Smith Trust	760	37,149
Boston Properties, Inc.	207	18,272
Equity Office Properties Trust	1,377	44,477
Equity Residential	995	44,646
Kimco Realty Corp.	506	18,788
Plum Creek Timber Co., Inc.	670	24,321
ProLogis	840	42,185
Public Storage, Inc.	300	23,064
Simon Property Group, Inc.	652	53,386
Vornado Realty Trust	390	37,299

		346,715

UTILITIES — 3.8%

Electric Utilities — 1.1%
AES Corp.†	2,223	37,724
CenterPoint Energy, Inc.	1,091	13,114
Duke Energy Holding Corp.	4,092	119,159
FPL Group, Inc.	1,368	54,173
Progress Energy, Inc.	845	36,166
Southern Co.	2,449	78,931
TXU Corp.	1,528	75,835
Xcel Energy, Inc.	1,333	25,114

Gas & Pipeline Utilities — 0.7%
Dominion Resources, Inc.	1,147	85,876
Dynegy, Inc., Class A†	1,021	5,074
El Paso Energy Corp.	2,177	28,105
KeySpan Corp.	633	25,561
Kinder Morgan, Inc.	228	20,069
NiSource, Inc.	900	18,999
Sempra Energy	853	39,255
Williams Cos., Inc.	1,983	43,487

Telephone — 2.0%
AT&T, Inc.	12,812	335,802
BellSouth Corp.	5,937	200,552
CenturyTel, Inc.	426	16,060
Sprint Nextel Corp.	9,840	244,032

		1,503,088

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $38,903,648)		39,174,368

Short-Term Investment Securities — 0.3%

U.S. TREASURY BILLS — 0.3%

United States Treasury Bills 4.56% due 08/31/06 (cost $98,453) (2)	$100,000	98,428

Repurchase Agreement — 1.8%

Agreement with State Street Bank & Trust Co., bearing interest at 2.30% dated 04/28/06 to be repurchased 05/01/06 in the amount of $724,139 and collateralized by $745,000 of United States Treasury Bills, bearing interest at 4.63% due 07/06/06 having an approximate value of $738,481 (cost $724,000)		724,000	724,000

TOTAL INVESTMENTS —
(cost $39,726,101)@	102.2%		39,996,796
Liabilities in excess of other assets—	(2.2)		(167,729)

NET ASSETS—	100.0%		$39,829,067

†	Non-income producing security

#	Security represents an investment in an affiliated company.

@	See Note 4 for cost of investments on a tax basis.

(1)	Fair valued security; see Note 1.

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)	Illiquid security

Open Futures Contracts
Number of		Expiration	Value at	Value as of	Unrealized
Contracts	Description	Date	Trade Date	April 30, 2006	Depreciation

11 Long	S&P 500 E-Mini Future Index	June 2006	$724,339	$723,745	$(594)
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH–INCOME PORTFOLIO
Alliance Capital Management L.P.
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/
Common Stock — 98.5%	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 8.3%

Housing — 0.8%
Pulte Homes, Inc.	80,000	2,988,000
Toll Brothers, Inc.†	87,000	2,797,050

Retail — 7.5%
Fortune Brands, Inc.	65,600	5,267,680
Home Depot, Inc.	393,800	15,724,434
Kohl’s Corp.†	37,000	2,066,080
Lowe’s Cos., Inc.	139,700	8,808,085
Target Corp.	246,900	13,110,390
Walgreen Co.	181,000	7,589,330
Williams-Sonoma, Inc.	50,000	2,093,500

		60,444,549

CONSUMER STAPLES — 5.7%

Food, Beverage & Tobacco — 1.9%
Altria Group, Inc.	126,700	9,269,372
Kellogg Co.	89,000	4,121,590

Household Products — 3.8%
Colgate-Palmolive Co.	195,000	11,528,400
Procter & Gamble Co.	280,000	16,298,800

		41,218,162

ENERGY — 13.6%

Energy Services — 11.2%
GlobalSantaFe Corp.	83,500	5,111,035
Halliburton Co.	355,000	27,743,250
Nabors Industries, Ltd.†	500,000	18,665,000
Schlumberger, Ltd.	434,000	30,006,760

Energy Sources — 2.4%
Noble Energy, Inc.	380,000	17,092,400

		98,618,445

FINANCE — 18.4%

Banks — 3.2%
Bank of America Corp.	288,800	14,416,896
Northern Trust Corp.	94,000	5,535,660
State Street Corp.	50,000	3,266,000

Financial Services — 11.8%
American Express Co.	240,700	12,952,067
Citigroup, Inc.	676,578	33,795,071
Fannie Mae	130,000	6,578,000
Franklin Resources, Inc.	130,000	12,105,600
J.P. Morgan Chase & Co.	373,400	16,944,892
Legg Mason, Inc.	32,500	3,850,600

Insurance — 3.4%
ACE, Ltd.	264,800	14,706,992
Axis Capital Holdings, Ltd	220,000	6,560,400
Willis Group Holdings, Ltd.	91,300	3,209,195

		133,921,373

HEALTHCARE — 15.1%

Drugs — 3.8%
Eli Lilly and Co.	240,000	12,700,800
Merck & Co., Inc.	320,800	11,041,936
Wyeth	82,000	3,990,940

Health Services — 8.9%
Caremark Rx, Inc.†	240,000	10,932,000
Medco Health Solutions, Inc.†	77,200	4,109,356
UnitedHealth Group, Inc.	410,000	20,393,400
WellPoint, Inc.	412,000	29,252,000

Medical Products — 2.4%
Alcon, Inc.	42,000	4,271,820
Becton Dickinson & Co.	73,800	4,652,352
Genentech, Inc.†	80,000	6,376,800
Medlmmune, Inc.†	69,900	2,199,753

		109,921,157

INDUSTRIAL & COMMERCIAL — 8.6%

Aerospace & Military Technology — 4.6%
Boeing Co.	118,300	9,872,135
Rockwell Collins, Inc.	87,000	4,976,400
United Technologies Corp.	293,600	18,441,016

Business Services — 1.4%
Building Materials Holding Corp.	78,400	2,620,128
Fiserv, Inc.†	170,000	7,663,600

Electrical Equipment — 0.7%
American Standards Cos., Inc.	116,700	5,079,951

Transportation — 1.9%
United Parcel Service, Inc., Class B	165,000	13,376,550

		62,029,780

INFORMATION & ENTERTAINMENT — 4.5%

Broadcasting & Media — 3.0%
News Corp.	469,700	8,562,631
Time Warner, Inc.	747,500	13,006,500

Leisure & Tourism — 1.5%
McDonald’s Corp.	326,600	11,290,562

		32,859,693

INFORMATION TECHNOLOGY — 21.9%

Communication Equipment — 3.6%
Juniper Networks, Inc.†	280,000	5,174,400
Motorola, Inc.	363,000	7,750,050
QUALCOMM, Inc.	248,900	12,778,526

Computers & Business Equipment — 4.3%
Apple Computer, Inc.†	160,000	11,262,400
EMC Corp.†	480,000	6,484,800
International Business Machines Corp.	111,700	9,197,378
Sun Microsystems, Inc.†	910,200	4,551,000

Computer Software — 4.8%
Adobe Systems, Inc. †	167,000	6,546,400
BEA Systems, Inc.†	375,000	4,968,750
Microsoft Corp.	972,400	23,483,460

Electronics — 6.0%
Advanced Micro Devices, Inc.†	261,400	8,456,290
Broadcom Corp., Class A†	150,000	6,166,500
Emerson Electric Co.	91,100	7,738,945
KLA-Tencor Corp.†	62,900	3,029,264
Marvell Technology Group, Ltd.†	137,700	7,861,293
NVIDIA Corp.	181,400	5,300,508
Silicon Laboratories, Inc.†	107,900	5,029,219

Internet Content — 2.4%
eBay, Inc.†	200,000	6,882,000
Google, Inc., Class A†	25,000	10,448,500

Telecommunications — 0.8%
Corning, Inc.†	216,300	5,976,369

		159,086,052

MATERIALS — 2.4%

Chemicals — 2.4%
Air Products and Chemicals, Inc.	70,200	4,810,104
FMC Technologies, Inc.†	235,000	12,826,300

		17,636,404

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $530,884,753)		715,735,615

Short-Term Investment Securities — 1.5%

TIME DEPOSIT — 1.5%

Euro Time Deposit with State Street Bank & Trust Co. 3.75% due 05/01/06 (cost $10,688,000)		$10,688,000	10,688,000

TOTAL INVESTMENTS —
(cost $541,572,753)@	100.0%		726,423,615
Other assets less liabilities—	0.0		264,179

NET ASSETS—	100.0%		$726,687,794

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FEDERATED AMERICAN LEADERS PORTFOLIO
Federated Equity Management Company of Pennsylvania
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/ Principal Amount
		Value (Note 1)
Common Stock — 95.3%

CONSUMER DISCRETIONARY — 4.4%

Apparel & Textiles — 1.8%
Gap, Inc.	138,700	$2,509,083
Jones Apparel Group, Inc.	52,100	1,789,635

Automotive — 1.0%
Goodyear Tire & Rubber Co.†	182,100	2,549,400

Retail — 1.6%
Dollar General Corp.	63,800	1,113,948
Family Dollar Stores, Inc.	9,400	235,000
Home Depot, Inc.	67,200	2,683,296

		10,880,362

CONSUMER STAPLES — 6.7%

Food Beverage & Tobacco — 6.7%
Altria Group, Inc.	65,200	4,770,032
Coca-Cola Co.	70,400	2,953,984
Safeway, Inc.	97,300	2,445,149
Smithfield Foods, Inc. †	133,300	3,585,770
SUPERVALU, Inc.	95,900	2,782,059

		16,536,994

ENERGY — 12.2%

Energy Services — 8.4%
BP, PLC ADR	34,600	2,550,712
ChevronTexaco Corp.	86,800	5,296,536
Entergy Corp.	35,600	2,489,864
Exelon Corp.	43,500	2,349,000
Exxon Mobil Corp.	126,500	7,979,620

Energy Sources — 3.8%
Apache Corp.	72,400	5,143,296
Total SA Sponsored ADR	29,600	4,085,392

		29,894,420

FINANCE — 31.7%

Banks — 8.3%
Bank of America Corp.	126,221	6,300,952
Wachovia Corp.	104,800	6,272,280
Wells Fargo & Co.	115,400	7,926,826

Financial Services — 15.7%
Citigroup, Inc.	149,700	7,477,515
Fannie Mae	55,800	2,823,480
Freddie Mac	169,000	10,319,140
MBIA, Inc.	105,000	6,261,150
Merrill Lynch & Co., Inc.	67,200	5,124,672
Morgan Stanley Group, Inc.	101,400	6,520,020

Insurance — 7.7%
ACE, Ltd.	99,300	5,515,122
AFLAC, Inc.	52,300	2,486,342
Allstate Corp.	135,200	7,637,448
Nationwide Financial Services, Inc., Class A	44,900	1,970,212

XL Capital, Ltd., Class A	18,300	1,205,787

		77,840,946

HEALTHCARE — 6.5%

Drugs — 4.2%
Amgen, Inc. †	16,500	1,117,050
Forest Laboratories, Inc.†	67,200	2,713,536
Pfizer, Inc.	98,600	2,497,538
Shire Pharmaceuticals Group, PLC ADR	24,700	1,169,792
Wyeth	54,800	2,667,116

Medical Products — 2.3%
Boston Scientific Corp.†	113,400	2,635,416
Johnson & Johnson	52,900	3,100,469

		15,900,917

INDUSTRIAL & COMMERCIAL — 9.0%

Aerospace & Military Technology — 4.0%
Northrop Grumman Corp.	74,534	4,986,325
United Technologies Corp.	76,000	4,773,560

Business Services — 1.0%
Waste Management, Inc.	66,600	2,494,836

Machinery — 4.0%
Deere & Co.	41,300	3,625,314
Eaton Corp.	65,200	4,997,580
Illinois Tool Works, Inc.	12,500	1,283,750

		22,161,365

INFORMATION & ENTERTAINMENT — 7.3%

Broadcasting & Media — 3.2%
CBS Corp., Class B	72,200	1,838,934
Gannett Co., Inc.	110,100	6,055,500

Entertainment Products — 1.4%
Mattel, Inc.	208,300	3,370,294

Leisure & Tourism — 2.7%
McDonald’s Corp.	190,000	6,568,300

		17,833,028

INFORMATION TECHNOLOGY — 10.6%

Communication Equipment — 1.0%
Nokia Corp. ADR	107,500	2,435,950

Computers & Business Equipment — 4.9%
EMC Corp.†	177,400	2,396,674
Seagate Technology †(1)(2)	50,100	0
Hewlett-Packard Co.	36,900	1,198,143
International Business Machines Corp.	29,200	2,404,328
Lexmark International, Inc., Class A†	50,600	2,464,220
Xerox Corp.†	247,700	3,477,708

Electronics — 1.0%
Intel Corp.	126,200	2,521,476

Telecommunications — 3.7%
ALLTEL Corp.	67,000	4,312,790
Verizon Communications, Inc.	143,256	4,731,746

		25,943,035

MATERIALS — 4.2%

Chemicals — 1.0%
PPG Industries, Inc.	38,100	2,557,272

Metals & Minerals — 3.2%
Bhp Billiton, Ltd.	48,800	2,223,328
Newmont Mining Corp.	24,800	1,447,328
U.S. Steel Corp.	61,000	4,178,500

		10,406,428

UTILITIES — 2.7%

Telephone — 2.7%
AT&T, Inc.	180,400	4,728,284
Sprint Nextel Corp.	80,800	2,003,840

		6,732,124

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $210,828,645)		234,129,619

Short-Term Investment Securities — 4.2%

TIME DEPOSIT — 4.2%

Euro Time Deposit with State Street Bank & Trust Co. 3.75% due 05/01/06 (cost $10,208,000)		$10,208,000	10,208,000

TOTAL INVESTMENTS —
(cost $221,036,645)@	99.5%		244,337,619
Other assets less liabilities—	0.5		1,305,498

NET ASSETS—	100.0%		$245,643,117

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.

(1)	Fair valued security; see Note 1

(2)	Illiquid security

ADR — American Depository Receipts
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
DAVIS VENTURE VALUE PORTFOLIO
Davis Selected Advisers, L.P. (dba — Davis Advisors)
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/ Principal Amount
		Value (Note 1)
Common Stock — 99.4%

CONSUMER DISCRETIONARY — 7.8%

Automotive — 1.2%
Harley-Davidson, Inc.	581,600	$29,568,544

Housing — 1.3%
Hunter Douglas NV	88,866	6,289,561
Vulcan Materials Co.	308,000	26,167,680

Retail — 5.3%
Costco Wholesale Corp.	1,680,700	91,480,501
Wal-Mart Stores, Inc.	829,900	37,370,397

		190,876,683

CONSUMER STAPLES — 9.9%

Food, Beverage & Tobacco — 8.1%
Altria Group, Inc.	1,704,725	124,717,681
Diageo PLC Sponsored ADR	517,800	34,304,250
Heineken Holding NV	547,619	19,531,075
Hershey Foods Corp.	376,500	20,082,510

Household Products — 1.8%
Avon Products, Inc.	559,500	18,245,295
Procter & Gamble Co.	431,800	25,135,078

		242,015,889

EDUCATION — 0.1%

Education — 0.1%
Apollo Group, Inc.†	43,200	2,360,448

ENERGY — 11.3%

Energy Services — 4.6%
ConocoPhillips	1,307,008	87,438,835
Transocean, Inc.†	303,900	24,637,173

Energy Sources - 6.7%
Devon Energy Corp.	1,003,852	60,341,544
EOG Resources, Inc.	791,600	55,594,068
Occidental Petroleum Corp.	467,400	48,020,676

		276,032,296

FINANCE — 40.5%

Banks — 12.1%
Commerce Bancorp, Inc.	409,500	16,519,230
Fifth Third Bancorp	406,100	16,414,562
Golden West Financial Corp.	1,181,900	84,943,153
HSBC Holdings PLC	4,186,417	72,333,471
Lloyds TSB Group, PLC ADR	521,500	20,364,575
State Street Corp.	138,900	9,072,948
Wells Fargo & Co.	1,101,925	75,691,228

Financial Services — 16.1%
American Express Co.	2,410,650	129,717,077
Ameriprise Financial, Inc.	587,730	28,822,279
China Merchants Holdings International Co., Ltd.	4,480,000	15,312,190
Citigroup, Inc.	1,307,052	65,287,247

J.P. Morgan Chase & Co.	2,153,476	97,724,741
Moody’s Corp.	619,500	38,415,195
Morgan Stanley Group, Inc.	266,950	17,164,885

Insurance — 12.3%
Aon Corp.	601,300	25,200,483
Berkshire Hathaway, Inc., Class A†	789	70,221,000
Berkshire Hathaway, Inc., Class B†	936	2,763,072
Chubb Corp.	223,400	11,514,036
Everest Reinsurance Group, Ltd.	42,800	3,894,800
Loews Corp.	518,800	55,070,620
Markel Corp.†	5,800	2,025,650
Marsh & McLennan Cos., Inc.	320,600	9,832,802
Principal Financial Group, Inc.	186,300	9,559,053
Progressive Corp.	685,200	74,364,756
Sun Life Financial, Inc.	104,400	4,391,064
Transatlantic Holdings, Inc.#	515,925	29,639,891

		986,260,008

HEALTHCARE — 3.1%

Drugs — 1.0%
Cardinal Health, Inc.	353,000	23,774,550

Health Services — 2.1%
Caremark Rx, Inc.†	584,500	26,623,975
HCA, Inc.	551,800	24,218,502

		74,617,027

INDUSTRIAL & COMMERCIAL — 8.8%

Business Services - 4.1%
Cosco Pacific, Ltd.	3,904,000	9,315,259
Dun & Bradstreet Corp.†	347,900	26,795,258
H&R Block, Inc.	1,239,500	28,297,785
Iron Mountain, Inc.†	896,200	35,041,420

Machinery — 3.6%
Tyco International, Ltd.	3,357,292	88,464,644

Transportation — 1.1%
Kuehne & Nagel Intl AG	29,100	10,552,915
United Parcel Service, Inc., Class B	194,900	15,800,543

		214,267,824

INFORMATION & ENTERTAINMENT — 5.8%

Broadcasting & Media — 5.8%
Comcast Corp., Special Class A†	1,883,800	58,077,554
Gannett Co., Inc.	113,900	6,264,500
Lagardere SCA	358,000	29,583,268
Liberty Media Corp.†	1,702,400	14,215,040
News Corp., Class A	1,482,400	25,437,984
WPP Group PLC	131,600	8,118,404

		141,696,750

INFORMATION TECHNOLOGY — 5.5%

Communication Equipment — 0.3%
Nokia Corp. ADR	330,200	7,482,332

Computers & Business Equipment — 1.9%
Dell, Inc. †	702,200	18,397,640
Hewlett-Packard Co.	465,900	15,127,773
Lexmark International, Inc., Class A †	277,800	13,528,860

Computer Software — 1.8%
Microsoft Corp.	1,753,100	42,337,365

Internet Content — 0.3%
Expedia, Inc.†	165,500	3,086,575
IAC/InteractiveCorp†	164,200	4,740,454

Telecommunications — 1.2%
NTL Inc.†	507,527	13,946,842
SK Telecom Co., Ltd. ADR	572,400	15,283,080

		133,930,921

MATERIALS — 3.8%

Forest Products — 2.0%
Sealed Air Corp.	912,300	49,127,355

Metals & Minerals — 1.8%
BHP Billiton PLC	338,500	6,968,996
Martin Marietta Materials, Inc.	279,500	29,671,720
Rio Tinto PLC	119,500	6,572,292

		92,340,363

REAL ESTATE — 1.5%

Real Estate Investment Trusts — 1.5%
General Growth Properties, Inc.	745,822	35,016,343

UTILITIES — 1.3%

Telephone — 1.3%
Sprint Nextel Corp.	1,244,800	30,871,040

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,576,144,075)		2,420,285,592

Short-Term Investment Securities — 0.3%

COMMERCIAL PAPER — 0.3%

Three Pillars Funding Corp. 4.83% due 05/01/06
(cost $7,261,000)		$7,261,000	7,261,000

TOTAL INVESTMENTS —
(cost $1,583,405,075)@	99.7%		2,427,546,592
Other assets less liabilities—	0.3		7,962,098

NET ASSETS—	100.0%		$2,435,508,690

†	Non-income producing security

#	Security represents an investment in an affiliated company.

@	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
“DOGS” OF WALL STREET PORTFOLIO
AIG SunAmerica Asset Management Corp.
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/ Principal Amount
		Value (Note 1)
Common Stock — 99.1%

CONSUMER DISCRETIONARY — 3.6%

Automotive — 3.6%
General Motors Corp.	158,845	$3,634,374

CONSUMER STAPLES — 33.2%

Food, Beverage & Tobacco — 19.7%
Altria Group, Inc.	47,360	3,464,858
Anheuser-Busch Cos., Inc.	76,625	3,415,942
The Coca-Cola Co.	78,240	3,282,950
McCormick & Co., Inc.	97,385	3,391,920
Sysco Corp.	103,747	3,100,998
Wm. Wrigley Jr. Co.	69,000	3,247,830

Household Products — 13.5%
Avon Products, Inc.	105,322	3,434,550
Colgate-Palmolive Co.	57,471	3,397,686
Kimberly-Clark Corp.	57,146	3,344,755
Procter & Gamble Co.	58,235	3,389,859

		33,471,348

FINANCE — 6.8%

Financial Services — 6.8%
Citigroup, Inc.	67,764	3,384,812
J.P. Morgan Chase & Co.	76,651	3,478,422

		6,863,234

HEALTHCARE — 13.2%

Drugs — 9.9%
Abbott Laboratories	79,047	3,378,469
Merck & Co., Inc.	95,002	3,269,969
Pfizer, Inc.	131,597	3,333,352

Medical Products — 3.3%
Johnson & Johnson	56,354	3,302,908

		13,284,698

INDUSTRIAL & COMMERCIAL — 9.9%

Business Services — 3.2%
Genuine Parts Co.	72,984	3,185,752

Multi-Industry — 6.7%
3M Co.	39,900	3,408,657
General Electric Co.	96,400	3,334,476

		9,928,885

INFORMATION & ENTERTAINMENT — 6.4%

Broadcasting & Media — 3.2%
Gannett Co., Inc.	59,096	3,250,280

Leisure & Tourism — 3.2%
Carnival Corp.	68,629	3,213,210

		6,463,490

INFORMATION TECHNOLOGY — 13.1%

Computers & Business Equipment — 3.3%
Avery Denison Corp.	53,163	3,322,688

Electronics — 6.5%
Emerson Electric Co.	38,394	3,261,570
Intel Corp.	167,000	3,336,660

Telecommunications — 3.3%
Verizon Communications, Inc.	99,783	3,295,832

		13,216,750

MATERIALS — 9.6%

Chemicals — 6.4%
du Pont (E.I.) de Nemours & Co.	74,758	3,296,828
Rohm and Haas Co.	62,911	3,183,296

Forest Products — 3.2%
Bemis Co., Inc.	102,756	3,232,704

		9,712,828

UTILITIES — 3.3%

Telephone — 3.3%
AT&T, Inc.	126,910	3,326,311

TOTAL LONG-TERM INVESTMENT SECURITIES — (cost $97,590,778)		99,901,918

Repurchase Agreement — 0.8%

State Street Bank & Trust Co. Joint Repurchase Agreement(1)
(cost $774,000)	$774,000	774,000

TOTAL INVESTMENTS —
(cost $98,364,778)@	99.9%	100,675,918
Other assets less liabilities—	0.1	105,511

NET ASSETS—	100.0%	$100,781,429

@	See Note 4 for cost of investments on a tax basis.

(1)	See Note 2 for details of Joint Repurchase Agreement
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO
Alliance Capital Management L.P.
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/ Principal Amount
		Value (Note 1)
Common Stock — 99.8%

CONSUMER DISCRETIONARY — 5.8%

Retail — 5.8% Lowe’s Cos., Inc.	328,000	$20,680,400
Target Corp.	369,100	19,599,210
Walgreen Co.	199,600	8,369,228
Whole Foods Market, Inc.	153,200	9,403,416

		58,052,254

CONSUMER STAPLES — 4.2%

Food, Beverage & Tobacco — 0.1%
Wm. Wrigley Jr. Co.,	26,775	1,261,103

Household Products — 4.1%
Procter & Gamble Co.	703,700	40,962,377

		42,223,480

ENERGY — 9.7%

Energy Services — 9.7%
GlobalSantaFe Corp.	279,700	17,120,437
Halliburton Co.	534,000	41,732,100
Nabors Industries, Ltd.†	491,000	18,329,030
Schlumberger, Ltd.	285,600	19,746,384

		96,927,951

FINANCE — 17.1%

Banks — 3.6%
Northern Trust Corp.	267,800	15,770,742
UBS AG	178,600	20,869,410

Financial Services — 12.5%
Franklin Resources, Inc.	270,600	25,198,272
Goldman Sachs Group, Inc.	120,500	19,314,945
J.P. Morgan Chase & Co.	602,200	27,327,836
Legg Mason, Inc.	226,590	26,846,383
Merrill Lynch & Co., Inc.	250,500	19,103,130
Nasdaq Stock Market, Inc.†	188,110	7,039,076

Insurance — 1.0%
ACE, Ltd.	187,900	10,435,966

		171,905,760

HEALTHCARE — 19.9%

Drugs — 5.1%
Amgen, Inc.†	58,200	3,940,140
Gilead Sciences, Inc.†	280,100	16,105,750
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	764,300	30,954,150

Health Services — 8.5%
Caremark Rx, Inc.†	473,000	21,545,150
UnitedHealth Group, Inc.	496,700	24,705,858
Wellpoint, Inc.†	550,400	39,078,400

Medical Products — 6.3%
Alcon, Inc.	248,600	25,285,106
Genentech, Inc.†	471,000	37,543,410

		199,157,964

INDUSTRIAL & COMMERCIAL — 3.3%

Aerospace & Military Technology — 3.3%
Boeing Co.	299,900	25,026,655
Rockwell Collins, Inc.	146,500	8,379,800

		33,406,455

INFORMATION & ENTERTAINMENT — 2.5%

Leisure & Tourism — 2.5%
Las Vegas Sands Corp.†	119,600	7,751,276
McDonald’s Corp.	414,800	14,339,636
Starbucks Corp.†	72,100	2,687,167

		24,778,079

INFORMATION TECHNOLOGY — 36.3%

Communication Equipment — 5.7%
Juniper Networks, Inc.†	1,019,500	18,840,360
QUALCOMM, Inc.	746,300	38,315,042

Computers & Business Equipment — 6.4%
Apple Computer, Inc.†	669,800	47,147,222
Network Appliance, Inc.†	444,900	16,492,443
Sun Microsystems, Inc.†	175,000	875,000

Computer Software — 3.0%
BEA Systems, Inc.†	78,400	1,038,800
Microsoft Corp.	740,300	17,878,245
SAP AG ADR	206,900	11,302,947

Electronics — 8.6%
Advanced Micro Devices, Inc.†	955,400	30,907,190
Broadcom Corp., Class A†	848,350	34,875,669
Marvell Technology Group, Ltd.†	163,900	9,357,051
NVIDIA Corp.†	366,500	10,709,130

Internet Content — 9.2%
eBay, Inc.†	924,600	31,815,486
Google, Inc., Class A†	97,400	40,707,356
Yahoo!, Inc.†	605,140	19,836,489

Telecommunications — 3.4%
America Movil SA de CV, Series L ADR	115,400	4,259,414
Corning, Inc.†	1,060,000	29,287,800

		363,645,644

MATERIALS — 1.0%

Chemicals — 1.0%
Monsanto Co.	116,200	9,691,080

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $847,527,075)		999,788,667

Short — Term Investment Securities — 1.1%

TIME DEPOSIT — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 3.75% due 05/01/06 (cost $10,697,000)	$10,697,000	10,697,000

TOTAL INVESTMENTS — (cost $858,224,075)@	100.9%	1,010,485,667
Liabilities in excess of other assets—	(0.9)	(9,001,936)

NET ASSETS—	100.0%	$1,001,483,731

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GOLDMAN SACHS RESEARCH PORTFOLIO
Goldman Sachs Asset Management, L.P.
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/ Principal Amount
		Value (Note 1)
Common Stock — 96.7%

CONSUMER DISCRETIONARY — 4.4%

Retail — 4.4%
CVS Corp.	13,410	$398,545
J.C. Penney Co., Inc.	5,645	369,522
Lowe’s Cos., Inc.	6,090	383,974

		1,152,041

CONSUMER STAPLES — 6.8%

Food, Beverage & Tobacco — 6.8%
Altria Group, Inc.	5,419	396,454
Hershey Foods Corp.	8,880	473,659
PepsiCo, Inc.	14,360	836,326
Wm. Wrigley Jr. Co., Class B	1,905	89,726

		1,796,165

ENERGY — 16.1%

Energy Services — 12.9%
Baker Hughes, Inc.	8,586	694,007
Exelon Corp.	13,305	718,470
Exxon Mobil Corp.	16,729	1,055,265
Schlumberger, Ltd.	13,400	926,476

Energy Sources — 3.2%
Canadian Natural Resources Ltd. ADR	6,660	400,932
Suncor Energy Inc.	5,140	440,703

		4,235,853

FINANCE — 20.3%

Banks — 6.8%
Bank of America Corp.	16,199	808,654
Washington Mutual, Inc.	7,193	324,117
Wells Fargo & Co.	9,529	654,547

Financial Services — 10.3%
American Express Co.	10,110	544,019
Countrywide Financial Corp.	14,089	572,859
Freddie Mac	14,770	901,856
J.P. Morgan Chase & Co.	14,948	678,340

Insurance — 3.2%
Ambac Financial Group, Inc.	5,530	455,451
XL Capital, Ltd., Class A	5,804	382,425

		5,322,268

HEALTHCARE — 12.8%

Drugs — 5.9%
Abbott Laboratories	8,999	384,618
Amgen, Inc.†	6,863	464,625
Pfizer, Inc.	27,628	699,817

Health Services — 1.3%
Caremark Rx, Inc.†	7,860	358,023

Medical Products — 5.6%
Baxter International, Inc.	13,470	507,819
Medtronic, Inc.	5,870	294,204
Stryker Corp.	10,630	465,063
Zimmer Holdings, Inc.†	3,200	201,280

		3,375,449

INDUSTRIAL & COMMERCIAL — 8.1%

Aerospace & Military Technology — 4.0%
General Dynamics Corp.	9,476	621,815
United Technologies Corp.	6,838	429,495

Business Services — 3.4%
Cendant Corp.	16,890	294,392
First Data Corp.	12,400	591,356

Electrical Equipment — 0.7%
American Standard Cos., Inc.	4,626	201,370

		2,138,428

INFORMATION & ENTERTAINMENT — 8.0%

Broadcasting & Media — 7.0%
Comcast Corp., Class A†	13,550	419,372
McGraw-Hill Cos., Inc.	13,830	769,778
The Walt Disney Co.	3,658	102,278
Time Wamer, Inc.	19,410	337,734
Viacom, Inc. †	5,215	207,713

Leisure & Tourism — 1.0%
Harrah’s Entertainment, Inc.	3,340	272,678

		2,109,553

INFORMATION TECHNOLOGY — 20.2%

Communication Equipment — 6.2%
American Tower Corp., Class A†	16,600	566,724
Motorola, Inc.	10,600	226,310
QUALCOMM, Inc.	16,410	842,489

Computers & Business Equipment — 3.6%
Research In Motion, Ltd.†	12,310	943,315

Computer Software — 6.6%
Electronic Arts, Inc.†	4,820	273,776
Microsoft Corp.	32,999	796,926
Oracle Corp.†	46,564	679,369

Internet Content — 1.2%
Google, Inc., Class A†	740	309,276

Telecommunications — 2.6%
Cisco Systems, Inc.†	32,350	677,733

		5,315,918

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $22,508,770)		25,445,675

Repurchase Agreements — 2.3%

Agreement with State Street Bank & Trust Co., bearing interest at 4.05% dated 04/28/06 to be repurchased 05/01/06 in the amount of $600,203 and collateralized by $450,000 of United States Treasury Bonds, bearing interest at 8.75% due 08/15/20 having an approximate value of $612,871(cost $600,000)	$600,000	600,000

TOTAL INVESTMENTS —
(cost $23,108,770)@	99.0%	26,045,675
Other assets less liabilities—	1.0	258,505

NET ASSETS—	100.0%	$26,304,180

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
Massachusetts Financial Services Company
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/
Common Stock — 99.5%	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 6.9%

Apparel & Textiles — 2.0%
Chico’s FAS, Inc.†	73,600	$2,727,616
Nike, Inc., Class B	32,130	2,629,519

Housing — 0.3%
Masco Corp.	28,750	917,125

Retail — 4.6%
Federated Department Stores, Inc.	19,240	1,497,834
Kohl’s Corp.†	62,580	3,494,467
Staples, Inc.	137,980	3,644,052
Target Corp.	69,180	3,673,458

		18,584,071

CONSUMER STAPLES — 11.1%

Food, Beverage & Tobacco — 6.2%
Altria Group, Inc.	71,420	5,225,087
Coca-Cola Co.	47,730	2,002,751
Diageo, PLC†	170,050	2,806,356
Nestle SA	9,367	2,856,852
PepsiCo, Inc.	60,862	3,544,603

Household Products — 4.9%
Colgate-Palmolive Co.	53,190	3,144,593
Procter & Gamble Co.	85,620	4,983,940
Reckitt & Benckiser PLC†	136,750	4,984,915

		29,549,097

ENERGY — 11.3%

Energy Services — 9.9%
Amerada Hess Corp.	25,650	3,674,875
EnCana Corp.	20,360	1,019,018
Entergy Corp.	11,220	784,727
Exelon Corp.	53,300	2,878,200
Exxon Mobil Corp.	123,360	7,781,549
GlobalSantaFe Corp.	53,220	3,257,596
Noble Corp.	45,240	3,571,246
Transocean, Inc.†	42,220	3,422,775

Energy Sources — 1.4%
EOG Resources, Inc.	55,350	3,887,231

		30,277,217

FINANCE — 19.1%

Banks — 4.4%
Bank of America Corp.	100,130	4,998,489
Bank of New York Co., Inc.	65,700	2,309,355
Wells Fargo & Co.	64,930	4,460,042

Financial Services — 9.1%
American Express Co.	61,410	3,304,472
Charles Schwab Corp.	85,420	1,529,018
J.P. Morgan Chase & Co.	124,340	5,642,549
Legg Mason, Inc.	18,030	2,136,195

Lehman Brothers Holdings, Inc.	20,460	3,092,529
SLM Corp.	71,360	3,773,517
The Goldman Sachs Group, Inc.	29,500	4,728,555

Insurance — 5.6%
ACE, Ltd.	113,620	6,310,455
Genworth Financial, Inc., Class A	211,810	7,032,092
MetLife, Inc.	31,200	1,625,520

		50,942,788

HEALTHCARE — 15.9%
Drugs — 9.6%
Abbott Laboratories	109,040	4,660,369
Amgen, Inc.†	68,620	4,645,574
Eli Lilly and Co.	68,360	3,617,611
Gilead Sciences, Inc.†	36,890	2,121,175
Roche Holding AG	20,590	3,166,032
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	58,150	2,355,075
Wyeth	104,140	5,068,494

Medical Products — 6.3%
Boston Scientific Corp.†	67,720	1,573,813
Genzyme Corp.†	28,130	1,720,431
Johnson & Johnson	126,670	7,424,129
Medtronic, Inc.	62,220	3,118,466
Zimmer Holdings, Inc.†	46,430	2,920,447

		42,391,616

INDUSTRIAL & COMMERCIAL — 9.7%

Aerospace & Military Technology — 4.2%
Lockheed Martin Corp.	76,300	5,791,170
United Technologies Corp.	87,570	5,500,272

Business Services — 1.0%
Accenture, Ltd., Class A	53,160	1,545,361
Getty Images, Inc.†	18,280	1,170,103

Machinery — 2.2%
Caterpillar, Inc.	29,370	2,224,484
Tyco International, Ltd.	138,340	3,645,259

Multi-Industry — 1.2%
3M Co.	35,620	3,043,016

Transportation — 1.1%
FedEx Corp.	25,320	2,915,092

		25,834,757

INFORMATION & ENTERTAINMENT — 3.0%

Broadcasting & Media — 1.4%
The Walt Disney Co.	133,230	3,725,111

Entertainment Products — 0.5%
International Game Technology	37,500	1,422,375

Leisure & Tourism — 1.1%
Carnival Corp.	50,810	2,378,924
Ladbrokes PLC	73,934	565,580

		8,091,990

INFORMATION TECHNOLOGY — 18.1%

Communication Equipment — 1.1%

QUALCOMM, Inc.	58,240	2,990,042

Computers & Business Equipment — 4.9%
Apple Computer, Inc.†	38,610	2,717,758
Dell, Inc.†	73,740	1,931,988
EMC Corp.†	460,190	6,217,167
SanDisk Corp.†	36,750	2,345,752

Computer Software — 4.1%
Adobe Systems, Inc.	75,410	2,956,072
Electronic Arts, Inc.†	56,050	3,183,640
Oracle Corp.†	324,580	4,735,622

Electronics — 3.2%
Intel Corp.	150,530	3,007,589
Samsung Electronics Co., Ltd. GDR†*	11,140	3,798,740
Xilinx, Inc.	58,180	1,609,841

Internet Content — 0.7%
Yahoo!, Inc.†	58,730	1,925,169

Telecommunications — 4.1%
Amdocs, Ltd.†	77,400	2,879,280
Cisco Systems, Inc.†	243,990	5,111,591
TELUS Corp.	35,100	1,470,806
Viacom, Inc.†	40,305	1,605,348

		48,488,405

MATERIALS — 3.0%

Chemicals — 3.0%
Monsanto Co.	30,370	2,532,858
Praxair, Inc.	57,450	3,224,668
Rohm and Haas Co.	44,760	2,264,856

		8,022,382

UTILITIES — 1.4%

Telephone — 1.4%
Sprint Nextel Corp.	148,725	3,688,380

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $226,116,196)		265,868,703

Short-Term Investment Securities — 0.2%

COMMERCIAL PAPER — 0.2%

Wells Fargo & Co. 4.78% due 5/1/06 (cost $506,000)	$506,000	506,000

TOTAL INVESTMENTS —
(cost $226,622,196)@	99.7%	266,374,703
Other assets less liabilities—	0.3	927,951

NET ASSETS—	100.0%	$267,302,654

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006 the aggregate value of these securities was $3,798,740 representing 1.4% of net assets. Unless otherwise indicated these securities are not considered illiquid.

@	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
PUTNAM GROWTH: VOYAGER PORTFOLIO
Putnam Investment Management, LLC
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/
Common Stock — 99.5%	Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 13.3%

Apparel & Textiles — 1.4%
Abercrombie & Fitch Co., Class A	26,000	$1,578,980
Coach, Inc.†	40,300	1,330,706

Automotive — 0.7%
Harley-Davidson, Inc.	28,600	1,454,024

Housing — 1.8%
Lennar Corp., Class A	19,200	1,054,656
NVR, Inc.†	3,400	2,567,000

Retail — 9.4%
Bed Bath & Beyond, Inc.†	31,500	1,208,025
Best Buy Co., Inc.	24,800	1,405,168
Costco Wholesale Corp.	20,800	1,132,144
CVS Corp.	24,300	722,196
Home Depot, Inc.	116,300	4,643,859
Lowe’s Cos., Inc.	63,400	3,997,370
Staples, Inc.	162,100	4,281,061
Whole Foods Market, Inc.	27,400	1,681,812

		27,057,001

CONSUMER STAPLES — 1.5%

Food, Beverage & Tobacco — 0.5%
Wm. Wrigley Jr. Co.	17,800	837,846
Wm. Wrigley Jr. Co., Class B	3,750	176,625

Household Products — 1.0%
Procter & Gamble Co.	35,900	2,089,739

		3,104,210

ENERGY — 4.1%

Energy Services — 0.7%
Marathon Oil Corp.	16,800	1,333,248

Energy Sources — 3.4%
Apache Corp.	24,700	1,754,688
Canadian Natural Resources Ltd. ADR	20,700	1,246,140
EOG Resources, Inc.	20,900	1,467,807
Hugoton Royalty Trust	1,490	41,199
Valero Energy Corp.	21,000	1,359,540
XTO Energy, Inc.	25,000	1,058,750

		8,261,372

FINANCE — 15.3%

Banks — 3.2%
Commerce Bancorp, Inc.	103,700	4,183,258
Wells Fargo & Co.	31,100	2,136,259

Financial Services — 8.7%
American Express Co.	64,500	3,470,745
Capital One Financial Corp.	44,300	3,838,152
Chicago Merchantile Exchange Holdings, Inc.	3,300	1,511,400
Countrywide Financial Corp.	103,700	4,216,442
T. Rowe Price Group, Inc.	22,300	1,877,437
The Bear Stearns Cos., Inc.	19,200	2,736,192

Insurance — 3.4%
ACE, Ltd.	19,300	1,071,922
Berkshire Hathaway, Inc., Class B†	800	2,361,600
Everest Reinsurance Group, Ltd.	20,200	1,838,200
Prudential Financial, Inc.	21,900	1,711,047

		30,952,654

HEALTHCARE — 17.6%

Drugs — 3.4%
AmerisourceBergen Corp.	3,910	168,716
Amgen, Inc.†	57,500	3,892,750
Barr Labs, Inc.†	1,805	109,293
Cardinal Health, Inc.	21,900	1,474,965
Express Scripts, Inc.	16,100	1,258,054

Health Services — 4.7%
HCA, Inc.	34,700	1,522,983
Lincare Holdings, Inc.†	18,900	747,117
Medco Health Solutions, Inc.†	22,800	1,213,644
UnitedHealth Group, Inc.	76,400	3,800,136
WellPoint, Inc.†	32,300	2,293,300

Medical Products — 9.5%
Becton Dickinson & Co.	22,200	1,399,488
Biogen Idec, Inc.†	30,300	1,358,955
Boston Scientific Corp.†	92,500	2,149,700
Genentech, Inc.†	27,400	2,184,054
Johnson & Johnson	97,600	5,720,336
MedImmune, Inc.†	100	3,147
Medtronic, Inc.	61,800	3,097,416
Nobel Biocare AG	5,800	1,433,398
St. Jude Medical, Inc.†	48,800	1,926,624

		35,754,076

INDUSTRIAL & COMMERCIAL — 7.9%

Aerospace & Military Technology — 0.9%
L-3 Communications Holdings, Inc.	20,700	1,691,190

Business Services — 1.5%
Accenture, Ltd., Class A	36,300	1,055,241
Getty Images, Inc.†	13,000	832,130
Paychex, Inc.	26,800	1,082,452

Machinery — 4.3%
Caterpillar, Inc.	52,400	3,968,776
Danaher Corp.	23,400	1,500,174
Illinois Tool Works, Inc.	19,300	1,982,110
Parker-Hannifin Corp.	16,500	1,337,325

Transportation — 1.2%
United Parcel Service, Inc., Class B	30,800	2,496,956

		15,946,354

INFORMATION & ENTERTAINMENT — 8.9%

Broadcasting & Media — 2.9%
Comcast Corp., Special Class A†	63,800	1,966,954
The McGraw-Hill Cos., Inc.	42,900	2,387,814
XM Satellite Radio Holdings, Inc., Class A†	72,600	1,467,972

Leisure & Tourism — 6.0%
JetBlue Airways Corp.†	141,400	1,450,764
Las Vegas Sands Corp.†	41,700	2,702,577
Royal Caribbean Cruises, Ltd.	45,500	1,901,445
Southwest Airlines Co.	96,200	1,560,364
Starbucks Corp.†	52,100	1,941,767
Yum! Brands, Inc.	50,900	2,630,512

		18,010,169

INFORMATION TECHNOLOGY — 28.0%

Communication Equipment — 1.8%
QUALCOMM, Inc.	71,200	3,655,408

Computers & Business Equipment — 6.7%
Apple Computer, Inc.†	65,500	4,610,545
Dell, Inc.†	206,800	5,418,160
EMC Corp.†	255,200	3,447,752

Computer Software — 4.8%
Adobe Systems, Inc.†	56,500	2,214,800
Autodesk, Inc.†	56,500	2,375,260
Fair Issac Corp.	29,100	1,079,901
Mcafee, Inc.†	49,400	1,288,846
Oracle Corp.†	90,200	1,316,018
Red Hat, Inc.†	46,500	1,366,635

Electronics — 4.4%
Analog Devices, Inc.	30,100	1,141,392
Applied Materials, Inc.	120,300	2,159,385
Freescale Semiconductor, Inc., Class B†	27,000	855,090
Lam Research Corp.†	20,340	994,219
Microchip Technology, Inc.	33,900	1,263,114
Texas Instruments, Inc.	73,100	2,537,301

Internet Content — 6.5%
eBay, Inc.†	123,600	4,253,076
Google, Inc., Class A†	8,900	3,719,666
VeriSign, Inc.†	51,700	1,215,984
Yahoo!, Inc.†	122,500	4,015,550

Telecommunications — 3.8%
Cisco Systems, Inc.†	252,200	5,283,590
Corning, Inc.†	89,300	2,467,359

		56,679,051

MATERIALS — 1.4%

Chemicals — 0.5%
The Sherwin-Williams Co.	20,500	1,044,270

Metals & Minerals — 0.9%
Phelps Dodge Corp.	19,900	1,715,181

		2,759,451

UTILITIES — 1.5%

Electric Utilities — 0.7%
The AES Corp.†	83,500	1,416,995

Telephone — 0.8%
Sprint Nextel Corp.	68,100	1,688,880

		3,105,875

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $183,941,553)		201,630,213

Repurchase Agreement — 0.2%

Agreement with Bank of America NA, bearing interest at 4.76%, dated 04/28/06, to be repurchased 05/01/06 in the amount of $440,175 and collateralized by $450,000 of Federal National Mtg. Assoc. Disc. Notes, bearing interest at 5.25% due 10/30/07 and having an approximate value of $450,158 (cost $440,000)		$440,000	440,000

TOTAL INVESTMENTS —
(cost $184,381,553) @	99.7%		202,070,213
Other assets less liabilities—	0.3		685,632

NET ASSETS—	100.0%		$202,755,845

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis.

ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BLUE CHIP GROWTH PORTFOLIO
AIG SunAmerica Asset Management Corp.
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/
Common Stock — 100.1%	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 12.7%

Apparel & Textiles — 4.2%
Abercrombie & Fitch Co., Class A	9,300	$564,789
Coach, Inc.†	21,400	706,628
Nike, Inc., Class B	8,700	712,008

Retail — 8.5%
CVS Corp.	34,800	1,034,256
Home Depot, Inc.	18,100	722,733
Kohl’s Corp.†	16,800	938,112
Target Corp.	9,500	504,450
Wal-Mart Stores, Inc.	17,400	783,522

		5,966,498

CONSUMER STAPLES — 4.7%

Food, Beverage & Tobacco — 2.3%
PepsiCo, Inc.	19,000	1,106,560

Household Products — 2.4%
Procter & Gamble Co.	19,100	1,111,811

		2,218,371

ENERGY — 3.3%

Energy Services — 3.3%
Exxon Mobil Corp.	7,600	479,408
GlobalSantaFe Corp.	8,500	520,285
Halliburton Co.	6,800	531,420

		1,531,113

FINANCE — 8.1%

Financial Services — 7.0%
American Express Co.	9,600	516,576
Capital One Financial Corp.	5,600	485,184
Merrill Lynch & Co., Inc.	10,000	762,600
The Bear Stearns Cos., Inc.	4,900	698,299
The Goldman Sachs Group, Inc.	5,200	833,508

Insurance — 1.1%
Marsh & McLennan Cos., Inc.	16,500	506,055

		3,802,222

HEALTHCARE — 18.2%

Drugs — 4.4%
Abbott Laboratories	12,200	521,428
Amgen, Inc.†	8,400	568,680
Novartis AG ADR	9,400	540,594
Omnicare, Inc.	8,300	470,693

Health Services — 4.9%
Aetna, Inc.	10,200	392,700
Coventry Health Care, Inc.†	9,800	486,766
Medco Health Solutions, Inc.†	8,500	452,455
UnitedHealth Group, Inc.	9,700	482,478
WellPoint, Inc.†	6,700	475,700

Medical Products — 8.9%
Biogen Idec, Inc.†	18,400	825,240
Boston Scientific Corp.†	15,200	353,248
DENTSPLY International, Inc.	6,300	375,921
Genzyme Corp.†	7,900	483,164
Johnson & Johnson	18,900	1,107,729
Medtronic, Inc.	14,000	701,680
The Cooper Cos., Inc.	6,500	356,330

		8,594,806

INDUSTRIAL & COMMERCIAL — 19.1%

Aerospace & Military Technology — 6.6%
Ametek, Inc.	21,500	1,059,305
L-3 Communications Holdings, Inc.	7,100	580,070
The Boeing Co.	10,800	901,260
United Technologies Corp.	9,000	565,290

Electrical Equipment — 1.0%
Emerson Electric Co.	5,700	484,215

Machinery — 6.3%
Danaher Corp.	9,600	615,456
Dover Corp.	12,200	606,950
IDEX Corp.	19,356	983,285
ITT Industries, Inc.	13,800	775,974

Multi-Industry — 4.1%
General Electric Co.	56,300	1,947,417

Transportation — 1.1%
United Parcel Service, Inc., Class B	6,100	494,527

		9,013,749

INFORMATION & ENTERTAINMENT — 3.9%

Broadcasting & Media — 3.2%
Comcast Corp., Class A†	7,700	238,315
Omnicom Group, Inc.	7,100	639,071
The Walt Disney Co.	21,900	612,324

Leisure & Tourism — 0.7%
Boyd Gaming Corp.	7,000	348,740

		1,838,450

INFORMATION TECHNOLOGY — 27.1%

Communication Equipment — 4.2%
Motorola, Inc.	44,300	945,805
QUALCOMM, Inc.	19,800	1,016,532

Computers & Business Equipment — 4.4%
Apple Computer, Inc.†	9,200	647,588
EMC Corp.†	52,200	705,222

International Business Machines Corp.	8,900	732,826

Computer Services — 2.3%
Cisco Systems, Inc.†	51,900	1,087,305

Computer Software — 4.7%
Microsoft Corp.	64,000	1,545,600
Oracle Corp.†	40,400	589,436
Red Hat, Inc.†	2,300	67,597

Electronics — 6.3%
Agilent Technologies, Inc.†	13,500	518,670
Applied Materials, Inc.	12,500	224,375
Broadcom Corp., Class A†	3,700	152,107
Fisher Scientific International, Inc.†	10,600	747,830
Intel Corp.	24,600	491,508
Texas Instruments, Inc.	24,600	853,866

Internet Content — 4.2%
eBay, Inc.†	18,400	633,144
Google, Inc., Class A†	1,600	668,704
Yahoo!, Inc.†	21,200	694,936

Telecommunications — 1.0%
Corning, Inc.†	16,600	458,658

		12,781,709

MATERIALS — 2.0%

Chemicals — 1.0%
Sigma-Aldrich Corp.	7,000	480,270

Metals & Minerals — 1.0%
Phelps Dodge Corp.	5,600	482,664

		962,934

UTILITIES — 1.0%

Telephone — 1.0%
Sprint Nextel Corp.	19,100	473,680

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $45,405,024)		47,183,532

Repurchase Agreement — 1.9%

State Street Bank & Trust Co. Joint Repurchase Agreement (1)
(cost $909,000)		$909,000	909,000

TOTAL INVESTMENTS —
(cost $46,314,024)@	102.0%		48,092,532
Liabilities in excess of other assets —	(2.0)		(930,656)

NET ASSETS —	100.0%		$47,161,876

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis

(1)	See Note 2 for details of Joint Repurchase Agreement

ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
REAL ESTATE PORTFOLIO
Davis Selected Advisers, L.P. (dba Davis Advisors)
Investment Portfolio — April 30, 2006
(unaudited)

Common Stock — 99.6%		Value
	Shares	(Note 1)

INDUSTRIAL & COMMERCIAL — 3.4%

Transportation — 3.4%
Alexander & Baldwin, Inc.	135,700	$6,767,359
Florida East Coast Industries, Inc.	31,400	1,755,260

		8,522,619

REAL ESTATE — 96.2%

Real Estate Companies — 3.4%
Derwent Valley Holdings PLC	122,044	3,507,440
Hammerson PLC	159,800	3,391,934
Slough Estates PLC	132,929	1,483,504

Real Estate Investment Trusts — 92.8%
Alexandria Real Estate Equities, Inc.	124,700	11,297,820
AMB Property Corp.	117,300	5,863,827
American Campus Communities, Inc.	224,600	5,424,090
Boston Properties, Inc.	112,300	9,912,721
Brixton PLC†	598,921	5,318,830
Capital & Regional PLC	137,800	2,779,214
Columbia Equity Trust, Inc.	160,800	2,606,568
Corporate Office Properties Trust	267,500	11,101,250
Cousins Properties, Inc.	293,200	9,221,140
Developers Diversified Realty Corp.	205,686	10,942,495
Duke Realty Corp.	269,200	9,529,680
Forest City Enterprises, Inc., Class A	301,500	13,609,710
General Growth Properties, Inc.	299,152	14,045,186
Gramercy Capital Corp.	146,000	3,625,180
Kimco Realty Corp.	268,700	9,976,831
Liberty International PLC†	200,900	4,180,066
Pan Pacific Retail Properties, Inc.	117,000	7,796,880
Pennsylvania Real Estate Investment Trust	52,100	2,113,176
ProLogis	253,900	12,750,858
Regency Centers Corp.	142,300	8,977,707
Simon Property Group, Inc.	83,400	6,828,792
SL Green Realty Corp.	175,210	17,345,790
Spirit Finance Corp.	386,900	4,488,040
St. Joe Corp.	95,200	5,346,432
The Macerich Co.	91,300	6,684,986
U Store It Trust	142,100	2,597,588
United Dominion Realty Trust, Inc.	334,000	9,081,460
Ventas, Inc.	246,200	8,043,354
Vornado Realty Trust	94,894	9,075,662

		238,948,211

TOTAL COMMON STOCK (cost $173,169,541)		247,470,830

Preferred Stock — 0.4%

REAL ESTATE — 0.4%
Real Estate Investment Trusts — 0.4%
Equity Residential, Series C 9.13%	4,300	108,962
Equity Residential, Series D 8.60%	10,000	257,000
Equity Residential, Series E 7.00% (Convertible)	13,600	667,488

TOTAL PREFERRED STOCK (cost $775,908)		1,033,450

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $173,945,449)	248,504,280

Short-Term Investment Securities — 5.8%

COMMERCIAL PAPER — 5.8%

San Paolo U.S. Financial Co. 4.80% due 05/02/06		$5,500,000	5,499,267
Three Pillars Funding Corp. 4.83% due 05/01/06		8,988,000	8,988,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $14,487,267)			14,487,267

TOTAL INVESTMENTS —
(cost $188,432,716)@	105.8%		262,991,547
Liabilities in excess of other assets—	(5.8)		(14,487,266)

NET ASSETS—	100.0%		$248,504,281

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL COMPANY VALUE PORTFOLIO
Franklin Advisory Services, LLC
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/
Common Stock — 95.8%	Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 21.7%

Apparel & Textiles — 6.7%
American Eagle Outfitters, Inc.	900	$29,160
Brown Shoe Co., Inc.	6,000	228,180
Gymboree Corp.†	6,200	186,496
Men’s Wearhouse, Inc.	2,150	76,196
Russell Corp.	3,900	70,590
Timberland Co., Class A †	2,800	95,340
Warnaco Group Inc. †	900	20,052

Automotive — 2.8%
Monaco Coach Corp.	7,700	107,184
Superior Industries International, Inc.	4,276	80,474
Wabash National Corp.	6,000	108,600

Housing — 3.5%
American Woodmark Corp.	2,497	86,796
Ethan Allen Interiors, Inc.	1,000	44,890
La-Z-Boy, Inc.	6,900	105,708
Schottenstein Homes, Inc.	3,169	136,806

Retail — 8.7%
Bassett Furniture Industries, Inc.	1,400	25,816
Casey’s General Stores, Inc.	5,500	117,645
Christopher & Banks Corp.	6,200	163,804
Dillard’s, Inc., Class A	3,200	83,456
Hooker Furniture Corp.	2,800	52,304
Hot Topic, Inc.†	7,000	103,810
Mine Safety Appliances Co.	1,900	79,420
Pier 1 Imports, Inc.	7,500	90,525
Regis Corp.	3,800	133,266
Tuesday Morning Corp.	2,400	45,480
Zale Corp.†	1,300	32,045

		2,304,043

CONSUMER STAPLES — 3.0%

Food, Beverage & Tobacco — 1.4%
Bunge, Ltd.	2,700	144,045

Household Products — 1.6%
AptarGroup, Inc.	1,800	94,338
Russ Berrie & Co., Inc.†	6,000	79,500

		317,883

ENERGY — 6.7%

Energy Services — 5.5%
Atwood Oceanics, Inc.†	1,400	74,690
CONSOL Energy, Inc.	2,000	170,320
Oil States International, Inc.†	2,600	104,962
Rowan Cos., Inc.	3,200	141,856
Sierra Pacific Resources†	6,500	91,780

Energy Sources — 1.2%
Lone Star Technologies, Inc.†	2,400	127,224

		710,832

FINANCE — 8.7%

Banks — 1.2%
Chemical Financial Corp.	244	7,103
First Indiana Corp.	1,250	31,950
Peoples Bancorp Inc.	3,100	93,868

Insurance — 7.5%
American National Insurance Co.	1,200	143,100
Arthur J. Gallagher & Co.	3,400	93,296
Aspen Insurance Holdings, Ltd.	6,900	168,015
Montpelier Re Holdings, Ltd.	7,300	117,895
PMI Group, Inc.	1,500	69,225
Protective Life Corp.	1,800	90,720
RLI Corp.	1,700	84,320
StanCorp Financial Group, Inc.	600	29,604

		929,096

HEALTHCARE — 3.6%

Drugs — 1.2%
NBTY, Inc.†	3,300	74,745
Pharmaceutical Product Development, Inc.	1,500	53,805

Medical Products — 2.4%
Steris Corp.	4,900	112,798
West Pharmaceutical Services, Inc.	4,000	142,480

		383,828

INDUSTRIAL & COMMERCIAL — 24.0%

Business Services — 2.8%
ABM Industries, Inc.	2,300	39,560
Emcor Group, Inc.†	2,200	110,110
Genlyte Group, Inc.†	1,600	110,256
Nordson Corp.	800	42,760

Electrical Equipment — 1.8%
Mettler Toledo International, Inc.†	2,600	168,480
Powell Industries, Inc.†	1,200	29,508

Machinery — 9.9%
A.O. Smith Corp.	600	28,452
Baldor Electric Co.	100	3,320
Briggs & Stratton Corp.	4,200	141,708
CNH Global NV	4,500	120,375
Graco, Inc.	4,500	210,375
JLG Industries, Inc.	1,400	40,152
Kennametal, Inc.	3,100	191,735
Mueller Industries, Inc.	5,400	204,552
Teleflex, Inc.	1,700	110,908

Manufacturing — 0.5%
Carlisle Cos., Inc.	600	50,700

Multi-Industry — 2.2%
Bob Evans Farms, Inc.	500	14,440
Roper Industries, Inc.	3,000	142,380
Winnebago Industries, Inc.	2,500	73,625

Transportation — 6.8%
Bristow Group Inc.†	1,600	57,408
Genesee & Wyoming, Inc.†	300	9,831
Kansas City Southern Industries, Inc.†	2,371	57,615
OMI Corp.	3,400	65,552
Overseas Shipholding Group	1,600	78,128
Teekay Shipping Corp.	3,000	115,410

Thor Industries, Inc.	4,600	232,208
West Marine, Inc.†	7,400	109,372

		2,558,920

INFORMATION & ENTERTAINMENT — 3.0%

Leisure & Tourism — 3.0%
Aztar Corp.†	600	28,500
Dollar Thrifty Automotive Group, Inc.†	2,000	97,360
Intrawest Corp.	2,800	100,520
SkyWest, Inc.	3,900	91,923

		318,303

INFORMATION TECHNOLOGY — 3.4%

Computer & Business Equipment — 0.6%
Diebold, Inc.	1,500	63,825

Computer Services — 1.5%
The Reynolds & Reynolds Co., Class A	5,500	163,570

Electronics — 0.4%
Cohu, Inc.	2,270	43,561

Internet Content — 0.9%
Avocent Corp.†	3,500	94,290

		365,246

MATERIALS — 16.9%

Chemicals — 5.6%
Airgas, Inc.	2,400	97,080
Apogee Enterprises, Inc.	5,400	87,642
Cabot Corp.	4,100	147,600
RPM International, Inc.	9,000	165,600
Westlake Chemical Corp.	3,000	91,050

Forest Products — 2.0%
Bowater, Inc.	2,300	62,721
Glatfelter	5,600	104,832
Mercer International, Inc.†	5,400	48,600

Metals & Minerals — 9.3%
Arch Coal, Inc.	1,500	142,485
CIRCOR International, Inc.	2,900	87,870
Gibraltar Industries, Inc.	3,800	105,602
Global Industries, Inc.†	3,700	58,719
Reliance Steel & Aluminum Co.	2,300	204,585
Steel Dynamics, Inc.	4,400	274,736
Timken Co.	800	27,920
U.S. Steel Corp.	1,300	89,050

		1,796,092

REAL ESTATE — 1.0%

Real Estate Investment Trusts — 1.0%
Arbor Reality Trust, Inc.	4,300	111,370

UTILITIES — 3.8%

Electric Utilities —1.8%
Peabody Energy Corp.	3,000	191,580

Gas & Pipeline Utilities — 2.0%
Atmos Energy Corp.	1,513	40,155

Tidewater, Inc.	1,500	87,360
Watts Industries, Inc., Class A	2,400	82,104

		401,199

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $6,768,241)		10,196,812

U.S. Government and Agencies — 4.7%

GOVERNMENT AGENCIES — 4.7%

Federal Home Loan Bank Consolidated Disc. Notes 4.68% due 05/01/06 (cost $498,000)		$498,000	498,000

TOTAL INVESTMENTS —
(cost $7,266,241)@	100.5%		10,694,812
Liabilities in excess of other assets —	(0.5)		(56,072)

NET ASSETS—	100.0%		$10,638,740

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MID-CAP GROWTH PORTFOLIO
Massachusetts Financial Services Company
Investment Portfolio — April 30, 2006
(unaudited)

Common Stock — 97.3%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 6.4%

Apparel & Textiles — 3.6%
Aeropostale, Inc.	54,710	$1,680,144
Chico’s FAS, Inc.†	148,840	5,516,011
Urban Outfitters, Inc.	114,260	2,650,832

Automotive — 0.5%
Advanced Auto Parts, Inc.†	32,800	1,319,216

Retail — 2.3%
PetSmart, Inc.	125,950	3,483,777
Williams-Sonoma, Inc.†	67,560	2,828,737

		17,478,717

CONSUMER STAPLES — 0.8%

Household Products — 0.8%
Estee Lauder Cos., Inc., Class A	49,850	1,850,432
Kimberly-Clark de Mexico SA de CV, Class A	99,300	350,365

		2,200,797

ENERGY — 8.4%

Energy Services — 4.3%
Amerada Hess Corp.	8,640	1,237,853
GlobalSantaFe Corp.	64,760	3,963,960
National-Oilwell, Inc.†	33,690	2,323,599
Noble Corp.	55,110	4,350,383

Energy Sources — 4.1%
Cameron International Corp.†	46,400	2,331,136
Grant Prideco, Inc.†	32,200	1,648,640
Newfield Exploration Co.†	47,200	2,105,120
Smith International, Inc.†	89,620	3,784,653
Southwestern Energy Co.	39,300	1,415,586

		23,160,930

FINANCE — 6.4%

Banks — 3.2%
Commerce Bancorp, Inc.	123,970	5,000,950
Investors Financial Services Corp.	79,330	3,796,734

Financial Services — 3.2%
Chicago Merchantile Exchange Holdings, Inc.	10,660	4,882,280
Legg Mason, Inc.	33,630	3,984,482

		17,664,446

HEALTHCARE — 17.3%

Drugs — 5.7%
Allergan, Inc.	34,020	3,494,535
Celgene Corp.†	93,700	3,950,392
Endo Pharmaceuticals Holdings, Inc.†	103,160	3,244,382
Imclone Systems, Inc.†	54,350	1,962,035
Medicis Pharmaceutical Corp., Class A	91,630	3,012,794

Health Services — 0.7%
United Surgical Partners International, Inc.†	58,280	1,923,823

Medical Products — 10.9%
Advanced Med Optics Inc.	104,600	4,874,360
C.R. Bard, Inc.	20,590	1,533,132
Cytyc Corp.†	134,040	3,464,934
DENTSPLY International, Inc.	82,160	4,902,487
Gen-Probe, Inc.†	51,260	2,740,872
Genzyme Corp.†	69,270	4,236,553
Human Genome Sciences, Inc.†	124,220	1,417,350
St. Jude Medical, Inc.†	85,340	3,369,223
Theravance, Inc.	24,400	684,664
Thoratec Corp.†	78,140	1,407,301
Ventana Medical Systems, Inc. †	29,700	1,446,390

		47,665,227

INDUSTRIAL & COMMERCIAL — 18.7%

Aerospace & Military Technology — 0.8%
Ametek, Inc.	43,600	2,148,172

Business Services — 11.7%
Alliance Data Systems Corp.†	35,630	1,959,650
Bright Horizons Family Solutions Inc.	36,070	1,432,700
Brinks Co.	32,250	1,638,300
Calamos Asset Management, Inc.	26,010	1,008,148
Corporate Executive Board Co.	54,990	5,891,079
FLIR Systems, Inc.	50,900	1,244,505
Getty Images, Inc.†	25,870	1,655,939
ITT Educational Services, Inc.†	64,470	4,097,068
Monster Worldwide, Inc.†	76,260	4,377,324
Paychex, Inc.	82,510	3,332,579
Quanta Services, Inc.†	81,300	1,318,686
UTI Worldwide Inc	61,700	1,924,423
W.W. Grainger, Inc.	31,550	2,426,826

Electrical Equipment — 0.4%
Mettler Toledo International, Inc.†	18,100	1,172,880

Machinery — 3.6%
ITT Industries, Inc.	55,480	3,119,640
MSC Industrial Direct Co., Inc. Class A	74,790	3,878,610
Rockwell Automation, Inc.	38,990	2,825,215

Multi-Industry — 1.4%
Cree, Inc.	82,100	2,448,222
Dresser-Rand Group, Inc.	27,400	684,178
Roper Industries, Inc.	15,240	723,291

Transportation — 0.8%
Expeditors International of Washington, Inc.	24,340	2,083,747

		51,391,182

INFORMATION & ENTERTAINMENT — 5.8%

Broadcasting & Media — 1.6%
Grupo Televisa SA Sponsored ADR	141,060	2,990,472
XM Satellite Radio Holdings, Inc., Class A†	69,270	1,400,639

Entertainment Products — 2.7%
Harman International Industries, Inc.	26,040	2,291,260
International Game Technology	137,940	5,232,064

Leisure & Tourism — 1.5%
Cheesecake Factory, Inc.†	76,820	2,424,439
Station Casinos, Inc.	20,290	1,563,953

		15,902,827

INFORMATION TECHNOLOGY — 29.7%

Communication Equipment — 6.0%
American Tower Corp., Class A†	268,516	9,167,136
Juniper Networks, Inc.†	312,700	5,778,696
Nuance Communications, Inc.	111,300	1,427,979

Computers & Business Equipment — 4.6%
Harris Corp.	57,790	2,691,280
Micros Systems, Inc.†	88,840	3,713,512
SanDisk Corp.†	47,010	3,000,649
Talx Corp.	60,700	1,578,807
Tessera Technologies, Inc.†	50,390	1,616,007

Computer Services — 0.8%
Equinix, Inc.	35,400	2,332,860

Computer Software — 6.2%
Activision, Inc.†	247,200	3,507,768
Adobe Systems, Inc. †	126,270	4,949,784
Cognizant Technology Solutions Corp.†	21,500	1,367,615
Electronic Arts, Inc.†	61,700	3,504,560
Satyam Computer Services, Ltd. ADR	44,000	1,583,120
VCA Antech, Inc.	72,300	2,247,807

Electronics — 7.2%
Analog Devices, Inc.	117,680	4,462,426
KLA-Tencor Corp.	26,890	1,295,022
Marvell Technology Group, Ltd.†	34,080	1,945,627
Millipore Corp.†	74,030	5,461,933
PMC-Sierra, Inc.†	195,420	2,429,071
Xilinx, Inc.	153,170	4,238,214

Internet Software — 2.3%
Akamai Technologies, Inc.†	42,800	1,441,932
CheckFree Corp.†	33,500	1,804,645
Symantec Corp.†	86,174	1,411,530
TIBCO Software, Inc.†	188,040	1,620,905

Telecommunications — 2.6%
Amdocs, Ltd.†	148,990	5,542,428
Level 3 Communications, Inc.†	271,400	1,465,560

		81,586,873

MATERIALS — 2.5%

Chemicals — 1.0%
Praxair, Inc.	52,290	2,935,038

Forest Products — 0.4%
Aracruz Celulose SA ADR	18,520	1,020,082

Metals & Minerals — 1.1%
Aber Diamond Corp. (Canadian Shares)	500	19,641
Inmet Mining Corp	22,400	810,411
Precision Castparts Corp.	33,490	2,109,200

		6,894,372

UTILITIES — 1.3%

Electric Utilities — 0.8%
NRG Energy , Inc.†	45,220	2,152,020

Telephone — 0.5%
Telus Corp.	32,600	1,347,095

3,499,115

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $225,257,457)	267,444,486

Short-Term Investment Securities 3.3%

COMMERCIAL PAPER — 3.3%

Wells Fargo & Co. 4.78% due 05/01/06 (cost $9,146,000)		$9,146,000	9,146,000

TOTAL INVESTMENTS —
(cost $234,403,457)@	100.6%		276,590,486
Liabilities in excess of other assets—	(0.6)		(1,758,486)

NET ASSETS—	100.0%		$274,832,000

†	Non-income producing security.
@	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH PORTFOLIO
AIG SunAmerica Asset Management Corp.
Investment Portfolio — April 30, 2006
(unaudited)

Common Stock — 95.6%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 12.8%

Apparel & Textiles — 1.9%
Abercrombie & Fitch Co., Class A	61,200	$3,716,676

Retail — 10.9%
Bed Bath & Beyond, Inc.†	134,300	5,150,405
Fortune Brands, Inc.	16,900	1,357,070
Guitar Center, Inc.†	95,600	5,139,456
Kohl’s Corp.†	65,600	3,663,104
Pacific Sunwear of California, Inc.†	195,500	4,555,150
RadioShack Corp.	88,000	1,496,000

		25,077,861

CONSUMER STAPLES — 4.8%

Food, Beverage & Tobacco — 4.8%
The Hershey Co.	91,500	4,880,610
Wm. Wrigley Jr. Co.	82,400	3,878,568
Wm. Wrigley Jr. Co., Class B	16,425	773,617

		9,532,795

ENERGY — 7.9%

Energy Services — 3.0%
Massey Energy Co.	51,000	1,971,150
Patterson-UTI Energy, Inc.	43,200	1,397,952
Todco, Class A	55,400	2,541,198

Energy Sources — 4.9%
Barrett Bill Corp.†	81,900	2,460,276
Cameron International Corp.†	22,200	1,115,328
EOG Resources, Inc.	24,800	1,741,704
Hugoton Royalty Trust	2,735	75,623
Range Resources Corp.	45,700	1,212,421
Unit Corp.†	16,800	970,200
XTO Energy, Inc.	45,900	1,943,865

		15,429,717

FINANCE — 3.2%

Banks — 0.9%
New York Community Bancorp, Inc.	104,700	1,801,887

Financial Services — 0.6%
Legg Mason, Inc.	9,500	1,125,560

Insurance — 1.7%
Aspen Insurance Holdings, Ltd.	66,500	1,619,275
ProAssurance Corp.†	35,200	1,773,376

		6,320,098

HEALTHCARE — 26.4%

Drugs — 5.0%
CV Therapeutics, Inc.†	83,800	1,663,430
Omnicare, Inc.	74,700	4,236,237
Sepracor, Inc.†	43,500	1,941,840
United Therapeutics Corp.†	32,500	1,935,375

Health Services — 12.9%
Caremark Rx, Inc.†	113,100	5,151,705
Dade Behring Holdings, Inc.	54,300	2,117,700
IMS Health, Inc.	117,600	3,196,368
Invitrogen Corp.†	47,900	3,161,879
LifePoint Hospitals, Inc.†	98,500	3,122,450
Lincare Holdings, Inc.†	62,000	2,450,860
Triad Hospitals, Inc.†	62,100	2,558,520
United Surgical Partners International, Inc.†	106,000	3,499,060

Medical Products — 8.5%
Alcon, Inc.	14,800	1,505,308
Biomet, Inc.	71,500	2,658,370
Genzyme Corp.†	34,000	2,079,440
Kinetic Concepts, Inc.†	33,300	1,453,878
Kyphon, Inc.†	66,000	2,742,300
MedImmune, Inc.†	36,900	1,161,243
MGI Pharma, Inc.†	139,100	2,598,388
The Cooper Cos., Inc.	46,600	2,554,612

		51,788,963

INDUSTRIAL & COMMERCIAL — 20.3%

Aerospace & Military Technology — 5.0%
DRS Technologies, Inc.	25,800	1,432,674
Goodrich Corp.	81,900	3,644,550
L-3 Communications Holdings, Inc.	57,700	4,714,090

Business Services — 11.2%
Alliance Data Systems Corp.†	82,500	4,537,500
Cogent, Inc.†	104,300	1,706,348
Entegris, Inc.†	269,600	2,744,528
Fidelity National Information Services, Inc.	33,700	1,280,600
FLIR Systems, Inc.†	78,000	1,907,100
Getty Images, Inc.†	40,000	2,560,400
Harte-Hanks, Inc.	100,900	2,754,570
Maxim Integrated Products, Inc.	82,800	2,919,528
Pentair, Inc.	44,100	1,688,148

Machinery — 3.0%
Blount International, Inc.†	157,000	2,431,930
Danaher Corp.	26,500	1,698,915
ITT Industries, Inc.	31,400	1,765,622

Multi-Industry — 1.1%
Nalco Holding Co.†	109,400	2,062,190

		39,848,693

INFORMATION & ENTERTAINMENT — 3.8%

Leisure & Tourism — 3.8%
Boyd Gaming Corp.	77,600	3,866,032
Gaylord Entertainment Co.†	56,500	2,500,125
Regal Entertainment Group, Class A	48,100	1,011,062

		7,377,219

INFORMATION TECHNOLOGY — 11.3%

Communication Equipment — 1.9%

Juniper Networks, Inc.†		198,300	3,664,584

Computer Services — 0.5%
The Reynolds & Reynolds Co., Class A		34,100	1,014,134

Computer Software — 1.1%
Parametric Technology Corp.†		151,100	2,257,434

Electronics — 2.9%
Analog Devices, Inc.		75,100	2,847,792
Fisher Scientific International, Inc.†		16,500	1,164,075
ON Semiconductor Corp.†		237,100	1,700,007

Internet Software — 3.3%
Openwave Systems, Inc.†		92,300	1,717,703
Symantec Corp.†		290,100	4,751,838

Telecommunications — 1.6%
Comverse Technology, Inc.†		81,400	1,843,710
SafeNet, Inc.†		66,100	1,327,949

			22,289,226

MATERIALS — 1.4%

Metals & Minerals — 1.4%
Natural Resource Partners LP		50,400	2,827,440

REAL ESTATE — 0.5%

Real Estate Investment Trusts — 0.5%
CapitalSource, Inc.		39,962	939,107

UTILITIES — 3.2%

Electric Utilities — 1.1%
DPL, Inc.		84,400	2,293,148

Gas & Pipeline Utilities — 2.1%
Inergy LP		153,300	4,070,115

			6,363,263

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $184,723,526)			187,794,382

Repurchase Agreement — 6.8%

UBS Securities LLC Joint Repurchase Agreement (1) (cost $13,340,000)		$13,340,000	13,340,000

TOTAL INVESTMENTS —
(cost $198,063,526)@	102.3%		201,134,382
Liabilities in excess of other assets —	(2.3)		(4,634,155)

NET ASSETS —	100.0%		$196,500,227

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

(1)	See Note 2 for detail of Joint Repurchase Agreement

Options Written — (0.1%)	Shares Subject to Call	Value (Note 1)

Security/Expiration Date/Exercise Price
Cameron International Corp./May 2006/$50	(222)	(41,070)
Patterson-UTI Energy Inc./May 2006/$35	(432)	(17,280)
Range Resources Corp./May 2006/$30	(457)	(6,855)
Todco/May 2006/$50	(554)	(60,940)

Total Options Written
(Premium received $120,498)		(126,145)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH OPPORTUNITIES PORTFOLIO
Morgan Stanley Investment Management, Inc. (dba – Van Kampen)
Investment Portfolio — April 30, 2006
(unaudited)

Common Stock — 98.9%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 10.4%

Apparel & Textiles — 3.9%
Coldwater Creek, Inc.†	13,200	$369,072
Gildan Activewear, Inc.†	7,500	357,825
Guess, Inc.†	9,200	364,596
Men’s Wearhouse, Inc.	14,400	510,336
Phillips Van Heusen Corp.	9,800	393,960

Automotive — 0.9%
Oshkosh Truck Corp., Class B	7,900	483,480

Retail — 5.6%
Jos. A. Bank Clothiers, Inc.†	9,100	382,200
Pantry, Inc.†	5,600	370,664
Parlux Fragrances, Inc.†	8,300	226,424
Skechers USA, Inc.†	19,800	541,530
Sotheby’s Holdings, Inc.†	25,500	764,745
United Retail Group, Inc.†	12,700	249,047
Zumiez, Inc.†	11,400	370,500

		5,384,379

CONSUMER STAPLES — 2.1%

Food, Beverage & Tobacco — 2.1%
Hansen Natural Corp.†	4,000	517,840
NutriSystem, Inc.†	8,100	549,666

		1,067,506

ENERGY — 9.7%

Energy Services — 7.7%
Acergy SA†	24,400	396,500
Core Laboratories NV†	8,900	545,125
Dril-Quip, Inc.†	5,300	381,494
Oil States International, Inc.†	9,300	375,441
RPC, Inc.	20,600	570,414
Tetra Technologies, Inc.†	7,700	378,840
Veritas DGC, Inc.†	8,000	383,360
W-H Energy Services, Inc.†	8,100	407,025
World Fuel Services Corp.	13,800	552,552

Energy Sources — 2.0%
Complete Production Services, Inc.†	3,200	84,576
Frontier Oil Corp.	9,300	562,929
Unit Corp.†	6,500	375,375

		5,013,631

FINANCE — 7.5%

Financial Services — 6.7%
Advanta Corp.	9,900	377,784
Greenhill & Co., Inc.	5,300	375,876
Intercontinentalexchange, Inc.†	3,100	221,061
International Securities Exchange, Inc.	9,300	408,735
Investment Technology Group†	14,500	768,355
Lazard, Ltd.	13,300	590,520
optionsXpress Holdings, Inc.	23,800	749,700

Insurance — 0.8%
FPIC Insurance Group, Inc.†	10,300	411,485

		3,903,516

HEALTHCARE — 9.0%

Drugs — 1.8%
New River Pharmaceuticals, Inc.†	9,600	326,400
United Therapeutics Corp.†	6,500	387,075
Vertex Pharmaceuticals, Inc.†	5,500	200,035

Financial Services — 0.4%
Dialysis Corp. of America†	19,000	239,780

Health Services — 3.9%
Healthextras, Inc.†	17,400	505,644
Hologic, Inc.†	8,100	386,127
Meridian Bioscience, Inc.	10,300	267,388
Pediatrix Medical Group, Inc.†	9,900	501,138
Ventiv Health, Inc.†	12,500	375,500

Medical Products — 2.9%
Angiodynamics, Inc.†	16,800	521,976
ev3, Inc.†	14,600	229,074
Haemonetics Corp.†	7,100	386,950
PSS World Medical, Inc.†	19,100	344,564

		4,671,651

INDUSTRIAL & COMMERCIAL — 23.7%

Aerospace & Military Technology — 2.3%
Armor Holdings, Inc.†	8,300	506,881
United Industrial Corp.	10,300	676,710

Building Materials — 0.6%
Encore Wire Corp.†	7,600	318,668

Business Services — 7.7%
Administaff Inc.	7,000	404,250
Advisory Board Co.†	9,000	505,080
American Retirement Corp.	9,900	251,460
Applied Industrial Technologies, Inc.	9,500	394,725
Calamos Asset Management, Inc.	7,200	279,072
Ceradyne, Inc.†	4,900	259,700
Cherokee, Inc.	6,200	254,324
Clarcor, Inc.	10,200	357,000
Fuel-Tech NV†	15,600	248,196
Global Payments, Inc.	8,200	388,926
Net 1 UEPS Technologies, Inc.†	12,300	385,728
Nordson Corp.	4,900	261,905

Electrical Equipment — 1.2%
Energy Conversion Devices, Inc.†	7,600	380,076
General Cable Corp.†	8,300	262,031

Machinery — 6.6%
Baldor Electric Co.	8,200	272,240
Bucyrus International, Inc.	8,100	420,471
Columbus Mckinnon Corp.†	9,800	262,346
Crane Co.	8,100	342,225
Franklin Electric, Inc.	5,100	297,483
Gardner Denver Machinery, Inc.†	3,300	245,949
Intevac, Inc.†	10,300	289,430
JLG Industries, Inc.	13,700	392,916
Manitowoc, Inc.	7,500	371,925

Wabtec Corp.	14,700	536,991

Multi-Industry — 2.3%
Andersons, Inc.	2,400	250,800
Kaydon Corp.	6,000	257,640
Wesco International, Inc.†	8,700	652,500

Transportation — 3.0%
AMERCO†	3,900	407,316
GATX Corp.	16,700	781,560
Kirby Corp.†	4,900	361,130

		12,277,654

INFORMATION & ENTERTAINMENT — 1.6%

Broadcasting & Media — 0.5%
Dolby Laboratories, Inc.†	10,900	256,586

Leisure & Tourism — 1.1%
Shuffle Master, Inc.†	15,500	572,725

		829,311

INFORMATION TECHNOLOGY — 30.9%

Communication Equipment — 2.4%
Anixter International, Inc.†	7,500	381,300
Atheros Communications, Inc.†	9,100	231,049
SBA Communcations Corp.†	15,700	394,384
Synaptics, Inc.†	9,200	241,224

Computers & Business Equipment — 5.2%
Komag, Inc.†	4,800	201,792
Rackable Systems, Inc.†	13,200	678,348
ScanSource, Inc.†	6,800	425,680
Select Comfort Corp.†	9,300	371,628
TTM Technologies, Inc.†	25,500	414,630
Xyratex, Ltd†	20,400	610,164

Computer Services — 2.4%
American Reprographics Co.†	10,500	372,435
Efunds Corp.†	14,100	362,934
Factset Research Systems, Inc.	6,000	264,840
Kronos, Inc.†	5,600	255,584

Computer Software — 5.0%
Actuate Corp.†	26,100	109,881
Ansoft Corp.†	8,900	393,202
Ansys, Inc.†	7,000	395,150
Informatica Corp.†	32,500	499,525
Liveperson, Inc.†	15,600	107,172
MoneyGram International, Inc.	12,500	423,750
Smith Micro Software, Inc.†	9,700	120,474
Transaction Systems Architects, Inc., Class A†	13,200	527,208

Electronics — 11.0%
American Science & Engineering, Inc.†	3,000	257,130
Brady Corp.	13,700	492,789
Cirrus Logic, Inc.†	29,100	274,995
Cymer, Inc.†	5,100	263,619
Daktronics, Inc.	9,500	372,590
Diodes, Inc.†	12,200	497,028
Itron, Inc.†	10,000	670,500
LoJack Corp.†	15,700	347,127
MEMC Electronic Materials, Inc.†	6,100	247,660
Multi-Fineline Electronix, Inc.†	8,700	507,036
Netlogic Microsystems, Inc.†	12,800	515,456

Rofin-Sinar Technologies, Inc.†		4,300	241,273
Rogers Corp.†		6,100	376,370
Tektronix, Inc.		7,200	254,304
Trimble Navigation, Ltd.†		7,725	366,011

Internet Software — 2.1%
Akamai Technologies, Inc.†		21,500	724,335
Art Technology Group, Inc.†		33,800	95,992
Cryptologic, Inc.		9,400	239,324

Telecommunications — 2.8%
Arris Group, Inc.†		20,600	244,110
Brightpoint, Inc.†		15,550	520,614
CommScope, Inc.†		8,800	290,840
West Corp.†		8,200	379,824

			15,961,281

MATERIALS — 2.5%

Chemicals — 0.5%
Albemarle Corp.		5,900	282,138

Metals & Minerals — 2.0%
Amcol International Corp.		12,300	354,486
Florida Rock Industries, Inc.		4,100	255,717
Steel Dynamics, Inc.		6,400	399,616

			1,291,957

REAL ESTATE — 1.0%

Real Estate Companies — 1.0%
Jones Lang Lasalle, Inc.		5,900	500,084

UTILITIES — 0.5%

Gas & Pipeline Utilities — 0.5%
PW Eagle, Inc.		8,500	259,420

TOTAL INVESTMENT SECURITIES (cost $45,117,939)			51,160,390

Repurchase Agreement — 5.0%

Agreement with State Street Bank & Trust Co., bearing interest at 2.30% dated 04/28/06 to be repurchased 05/01/06 in the amount of $2,606,499 and collateralized by $2,725,000 of United States Treasury Bills, bearing interest at 4.91% due 10/26/06 having an approximate value of $2,660,962 (cost $2,606,000).		$2,606,000	$2,606,000

TOTAL INVESTMENTS —
(cost $47,723,939)@	103.9%		53,766,390
Liabilities in excess of other assets	(3.9)		(2,029,459)

NET ASSETS—	100.0%		$51,736,931

†	Non-income producing securities

@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MARSICO GROWTH PORTFOLIO
Marsico Capital Management, LLC
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/
Common Stock — 95.9%	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 12.3%

Automotive — 3.2%
Toyota Motor Co.	43,700	$5,118,581

Housing — 2.1%
Lennar Corp., Class A	61,346	3,369,736

Retail — 7.0%
Home Depot, Inc.	112,706	4,500,351
Lowe’s Cos., Inc.	106,105	6,689,920

		19,678,588

CONSUMER STAPLES — 4.0%

Household Products — 4.0%
Procter & Gamble Co.	110,906	6,455,838

ENERGY — 5.9%

Energy Services — 5.9%
Halliburton Co.	68,099	5,321,937
Schlumberger, Ltd.	58,406	4,038,191

		9,360,128

FINANCE — 21.0%

Bank — 5.0%
UBS AG	68,285	7,979,102

Financial Services — 14.6%
Chicago Merchantile Exchange Holdings, Inc.	10,049	4,602,442
Goldman Sachs Group, Inc.	59,049	9,464,964
Lehman Brothers Holdings, Inc.	32,206	4,867,937
SLM Corp.	84,131	4,448,848

Insurance — 1.4%
Genworth Financial, Inc., Class A	65,320	2,168,624

		33,531,917

HEALTHCARE — 17.3%

Health Services — 7.4%
UnitedHealth Group, Inc.	237,569	11,816,682

Medical Products — 9.9%
Genentech, Inc. †	109,176	8,702,419
Medtronic, Inc.	67,819	3,399,088
Zimmer Holdings, Inc. †	58,849	3,701,602

		27,619,791

INDUSTRIAL & COMMERCIAL — 14.6%

Machinery — 4.0%
Caterpillar, Inc.	84,125	6,371,627

Transporatation — 10.6%
Burlington Northern Santa Fe Corp.	67,881	5,398,576
FedEx Corp.	68,219	7,854,054
Union Pacific Corp.	40,854	3,726,293

			23,350,550

INFORMATION & ENTERTAINMENT — 11.1%

Lesuire & Tourism — 11.1%
Four Seasons Hotels, Inc.		16,246	877,609
Las Vegas Sands Corp. †		60,782	3,939,281
MGM Mirage, Inc. †		119,425	5,362,183
Starbucks Corp. †		65,019	2,423,258
Wynn Resorts, Ltd. †		67,922	5,169,543

			17,771,874

INFORMATION TECHNOLOGY — 9.7%

Communication Equipment — 7.2%
Motorola, Inc.		270,379	5,772,592
QUALCOMM, Inc.		112,590	5,780,370

Electronics — 2.5%
Texas Instruments, Inc.		113,806	3,950,207

			15,503,169

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $114,115,962)			153,271,855

Repurchase Agreement — 4.9%

Agreement with State Street Bank & Trust Co., bearing interest at 2.30% dated 04/28/06 to be repurchased 05/01/06 in the amount of $7,854,505 and collateralized by $7,685,000 of United States Treasury Notes, bearing interest at 5.50% due 05/15/09 having an approximate value of $8,011,613 (cost $7,853,000)		$7,853,000	7,853,000

TOTAL INVESTMENTS —
(cost $121,968,962)@	100.8%		161,124,855
Liabilities in excess of other assets—	(0.8)		(1,355,882)

NET ASSETS —	100.0%		$159,768,973

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TECHNOLOGY PORTFOLIO
Morgan Stanley Investment Management, Inc. (dba — Van Kampen)
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/
Common Stock — 96.5%	Principal	Value
	Amount	(Note 1)

ENERGY — 0.9%

Energy Sources — 0.9%
Sunpower Corp.†	10,000	$384,200

FINANCE — 0.8%

Financial Services — 0.8%
Chicago Merchantile Exchange Holdings, Inc.	750	343,500

HEALTHCARE — 13.2%

Drugs — 3.2%
Amgen, Inc.†	15,000	1,015,500
Gilead Sciences, Inc.†	7,500	431,250

Medical Products — 10.0%
Biogen Idec, Inc.†	15,000	672,750
Boston Scientific Corp.†	15,000	348,600
C.R. Bard, Inc.	10,000	744,600
Genentech, Inc.†	15,000	1,195,650
Genzyme Corp.†	15,000	917,400
St. Jude Medical, Inc.†	15,000	592,200

		5,917,950

INDUSTRIAL & COMMERCIAL — 11.6%

Aerospace & Military Technology — 5.5%
Goodrich Corp.	15,000	667,500
Lockheed Martin Corp.	15,000	1,138,500
Raytheon Co.	15,000	664,050

Business Services — 4.8%
Automatic Data Processing, Inc.†	15,000	661,200
First Data Corp.	15,000	715,350
Maxim Integrated Products, Inc.	16,000	564,160
VistaPrint, Ltd.†	7,500	239,850

Electrical Equipment — 1.3%
Thermo Electron Corp.†	15,000	578,100

		5,228,710

INFORMATION TECHNOLOGY — 70.0%

Communication Equipment — 3.2%
Motorola, Inc.	15,000	320,250
Nokia Corp. ADR	15,000	339,900
QUALCOMM, Inc.	15,000	770,100

Computers & Business Equipment — 11.7%
Apple Computer, Inc.†	15,000	1,055,850
Harris Corp.	15,000	698,550
Hewlett-Packard Co.	30,000	974,100
International Business Machines Corp.	15,000	1,235,100
Network Appliance, Inc.†	15,000	556,050
Rackable Systems, Inc.†	8,000	411,120
Synopsys, Inc.†	15,000	327,450

Computer Services — 3.2%

Cisco Systems, Inc.†	40,000	838,000
Computer Sciences Corp.†	15,000	878,250

Computer Software — 16.1%
Adobe Systems, Inc. †	15,000	588,000
Autodesk, Inc.	15,000	630,600
Citrix Systems, Inc.†	15,000	598,800
Cognos, Inc.†	15,000	559,050
DST Systems, Inc.†	15,000	922,800
Electronic Arts, Inc.†	15,000	852,000
Mcafee, Inc.†	15,000	391,350
Microsoft Corp.	55,000	1,328,250
NCR Corp.	13,500	531,900
SAP AG ADR	15,000	819,450

Electronics — 25.1%
Advanced Micro Devices, Inc.	15,930	515,335
Agilent Technologies, Inc.†	15,000	576,300
Altera Corp.†	17,500	382,200
Analog Devices, Inc.	15,000	568,800
Applied Materials, Inc.	15,000	269,250
Broadcom Corp., Class A†	16,999	698,829
Cypress Semiconductor Corp.†	15,000	257,400
Intel Corp.	15,200	303,696
Jabil Circuit, Inc.	15,000	584,850
KLA-Tencor Corp.	15,000	722,400
Lam Research Corp.†	15,000	733,200
Linear Technology Corp.	15,000	532,500
Marvell Technology Group, Ltd.†	8,500	485,265
MEMC Electronic Materials, Inc.†	8,500	345,100
Micron Technology, Inc.†	15,000	254,550
Millipore Corp.†	15,000	1,106,700
National Semiconductor Corp.	15,000	449,700
Novellus Systems, Inc.†	17,500	432,250
QLogic Corp.†	15,000	312,150
Tektronix, Inc.	15,000	529,800
Teradyne, Inc.†	15,000	252,900
Texas Instruments, Inc.	16,000	555,360
Xilinx, Inc.	15,000	415,050

Internet Content — 6.8%
eBay, Inc.†	17,500	602,175
Google, Inc., Class A†	3,500	1,462,790
Yahoo!, Inc.†	30,000	983,400

Internet Software — 1.6%
Symantec Corp.†	45,000	737,100

Telecommunications — 1.7%
ADC Telecommunications Inc.†	15,000	335,850
Corning, Inc.†	15,000	414,450

		31,446,270

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $41,873,975)		43,320,630

Repurchase Agreement — 4.5%

Agreement with State Street Bank & Trust Co., bearing interest at 2.75% dated 04/28/06 to be repurchased 05/01/06 in the amount of $2,010,461 and collateralized by $2,060,000 of United States Treasury Notes, bearing interest at 2.38% due 08/15/06 having an approximate value of $2,054,603 (cost $2,010,000)	$2,010,000	$2,010,000

TOTAL INVESTMENTS —
(cost $43,883,975) @	101.0%	45,330,630
Liabilities in excess of other assets—	(1.0)	(442,230)

NET ASSETS—	100.0%	$44,888,400

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL & MID CAP VALUE PORTFOLIO
Alliance Capital Management L.P.
Investment Portfolio — April 30, 2006
(unaudited)

	Shares/
Common Stock — 95.3%	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY — 11.2%

Apparel & Textiles — 1.9%
Liz Claiborne, Inc.	81,000	$3,163,050
V.F. Corp.	35,565	2,176,222

Automotive — 2.7%
ArvinMeritor, Inc.	177,300	2,948,499
AutoNation, Inc.†	82,492	1,857,720
TRW Automotive Holdings Corp.	128,200	2,843,476

Housing — 1.2%
Furniture Brands International, Inc.†	90,200	2,074,600
Texas Industries, Inc.	20,400	1,156,680

Retail — 5.4%
Borders Group, Inc.	134,900	3,183,640
Longs Drug Stores Corp.	61,500	2,915,715
Office Depot, Inc.†	113,600	4,609,888
Payless ShoeSource, Inc.†	123,200	2,829,904
United Stationers, Inc.†	33,750	1,810,688

		31,570,082

CONSUMER STAPLES — 4.6%

Food, Beverage & Tobacco — 3.4%
Corn Products International, Inc.	62,200	1,741,600
Performance Food Group Co.†	139,400	4,279,580
Universal Corp.	94,400	3,593,808

Household Products — 1.2%
Silgan Holdings, Inc.	90,400	3,510,232

		13,125,220

ENERGY — 9.8%

Energy Services — 9.3%
Allegheny Energy, Inc.†	140,500	5,006,015
Amerada Hess Corp.	9,700	1,389,719
Hanover Compressor Co.†	169,600	3,419,136
Plains Exploration & Production Co.	88,200	3,251,934
Puget Energy, Inc.	171,000	3,551,670
Rowan Cos., Inc.	96,200	4,264,546
Todco, Class A†	29,300	1,343,991
Wisconsin Energy Corp.	84,600	3,303,630
WPS Resources Corp.	15,500	774,845

Energy Sources — 0.5%
Constellation Energy Group, Inc.	24,175	1,327,691

		27,633,177

FINANCE — 21.5%

Banks — 6.8%
Astoria Financial Corp.	132,100	4,137,372
Central Pacific Financial Corp.	82,100	3,111,590
Sovereign Bancorp, Inc.	64,000	1,418,880
UnionBanCal Corp.	49,500	3,469,455
Washington Federal, Inc.	28,300	676,936

Webster Financial Corp.	69,900	3,281,805
Whitney Holding Corp.	93,300	3,317,748

Financial Services — 5.5%
A.G. Edwards, Inc.	89,900	4,750,316
MAF Bancorp, Inc.	86,000	3,816,680
Provident Financial Services, Inc.	190,900	3,483,925
Trustmark Corp.	109,300	3,433,113

Insurance — 9.2%
Arch Cap Group Ltd	59,500	3,614,625
Aspen Insurance Holdings, Ltd.	113,200	2,756,420
Old Republic International Corp.	208,000	4,628,000
PartnerRe, Ltd.	13,200	825,660
Platinum Underwriters Holdings, Ltd.	133,000	3,666,810
Radian Group, Inc.	75,200	4,716,544
RenaissanceRe Holdings, Ltd.	24,800	1,042,840
StanCorp Financial Group, Inc.	95,600	4,716,904

		60,865,623

HEALTHCARE — 2.5%

Drugs — 0.5%
Endo Pharmaceuticals Holdings, Inc.†	44,936	1,413,237

Health Services — 0.9%
Universal Health Services, Inc., Class B	48,500	2,463,315

Medical Products — 1.1%
Owens & Minor, Inc.	103,200	3,288,984

		7,165,536

INDUSTRIAL & COMMERCIAL — 20.4%

Aerospace & Military Technology — 1.4%
Goodrich Corp.	91,000	4,049,500

Business Services — 5.4%
CSG Systems International, Inc.†	58,700	1,483,936
Genlyte Group, Inc.†	22,100	1,522,911
Interpublic Group of Cos., Inc.†	272,800	2,613,424
PerkinElmer, Inc.	199,000	4,266,560
Quanta Services, Inc.†	210,800	3,419,176
Tech Data Corp.†	52,300	1,920,456

Electrical Equipment — 0.7%
Quanex Corp.†	46,800	2,001,168

Machinery — 6.1%
Cooper Industries, Ltd., Class A	43,300	3,959,785
Harsco Corp.	18,900	1,575,315
Mueller Industries, Inc.	54,200	2,053,096
SPX Corp.	87,400	4,785,150
Terex Corp.†	57,500	4,976,625

Multi-Industry — 1.9%
Acuity Brands, Inc.	94,900	3,917,472
URS Corp.†	33,600	1,447,152

Transportation — 4.9%
Con-Way, Inc.	78,050	4,348,946
GATX Corp.	112,200	5,250,960
Laidlaw International, Inc.	166,000	4,108,500

		57,700,132

INFORMATION & ENTERTAINMENT — 6.2%

Broadcasting & Media — 1.2%
Readers Digest Assoc., Inc., Class A	241,600	3,329,248

Leisure & Tourism — 5.0%
Alaska Air Group, Inc.	79,400	3,014,024
Jack In The Box, Inc.	65,000	2,717,000
Papa John’s International, Inc.†	107,400	3,589,308
Vail Resorts, Inc.†	127,800	4,805,280

		17,454,860

INFORMATION TECHNOLOGY — 12.5%

Computers & Business Equipment — 3.7%
Checkpoint Systems, Inc.	102,800	2,708,780
IKON Office Solutions, Inc.	303,900	4,011,480
Insight Enterprises, Inc.	123,200	2,435,664
Intergraph Corp.	30,200	1,329,404

Electronics — 5.5%
AVX Corp.	114,500	2,038,100
Celestica, Inc.†	342,100	3,852,046
Moog, Inc., Class A†	114,500	4,288,025
Sanmina-SCI Corp.†	329,400	1,709,586
Solectron Corp.†	11,600	46,400
Vishay Intertechnology, Inc.†	232,400	3,630,088

Telecommunications — 3.3%
ADC Telecommunications Inc.	121,957	2,730,617
Andrew Corp.†	260,300	2,753,974
CommScope, Inc.†	119,400	3,946,170

		35,480,334

MATERIALS — 2.8%

Chemicals — 0.3%
Chemtura Corp.	78,700	960,140

Forest Products — 1.1%
Owens-Illinois, Inc.†	170,800	3,122,224

Metals & Minerals — 1.4%
Ball Corp.	22,400	895,552
Chaparral Steel Co.	20,400	1,287,648
Reliance Steel & Aluminum Co.	18,900	1,681,155

		7,946,719

REAL ESTATE — 2.9%

Real Estate Investment Trusts — 2.9%
Digital Reality Trust, Inc.	92,500	2,608,500
FelCor Lodging Trust, Inc.†	197,550	4,276,958
Sunstone Hotel Invs, Inc.	44,500	1,278,930

		8,164,388

UTILITIES — 0.9%

Electric Utilities — 0.9%
Northeast Utilities	124,100	2,500,615

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $231,430,790)		269,606,686

Repurchase Agreement — 5.7%

Agreement with State Street Bank & Trust Co., bearing interest at 2.30% dated 04/28/06 to be repurchased 05/01/06 in the amount of $16,094,084 and collateralized by $16,560,000 of United States Treasury Bills, bearing interest at 4.63% due 07/06/06 having an approximate value of $16,415,100 (cost $16,091,000)		$16,091,000	16,091,000

TOTAL INVESTMENTS —
(cost $247,521,790) @	101.0%		285,697,686
Liabilities in excess of other assets—	(1.0)		(2,704,323)

NET ASSETS—	100.0%		$282,993,363

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL GROWTH AND INCOME PORTFOLIO
Putnam Investment Management, LLC
Investment Portfolio — April 30, 2006
(unaudited)

Common Stock — 97.6%	Shares	Value (Note 1)

AUSTRALIA — 1.7%

Macquarie Infrastructure Group	1,008,472	$2,735,287
Spark Infrastructure Group†	1,957,110	1,635,606
Zinifex, Ltd.	327,657	2,576,503

		6,947,396

BELGIUM — 1.9%

Belgacom SA	65,884	2,156,114
KBC Groep NV	46,685	5,415,654

		7,571,768

BRAZIL — 0.9%

Petroleo Brasileiro SA ADR	26,450	2,614,053
Tele Norte Leste Participacoes SA ADR	54,493	990,683

		3,604,736

CANADA — 0.5%

Teck Cominco, Ltd., Class B	30,400	2,095,820

FINLAND — 0.4%

Nokia Oyj	76,537	1,742,892

FRANCE — 10.2%

AXA SA	160,705	5,897,867
BNP Paribas SA	99,224	9,376,060
Credit Agricole SA	140,300	5,653,461
France Telecom SA	52,211	1,219,243
Renault SA	51,271	5,950,883
Schneider Electric SA	32,810	3,715,032
Societe Generale	21,354	3,262,460
Technip SA	27,396	1,729,868
Vivendi SA	124,995	4,563,657

		41,368,531

GERMANY — 6.6%

Adidas-Salomon AG	21,776	4,597,541
BASF AG	58,360	5,003,691
Deutsche Bank AG	62,852	7,716,903
Deutsche Telekom AG	119,540	2,159,624
E.ON AG	45,674	5,562,284
Schering AG	15,996	1,717,769

		26,757,812

GREECE — 0.7%

Hellenic Telecommunications Organization SA†	133,917	2,997,168

IRELAND — 1.1%

Bank of Ireland	243,662	4,577,247

ITALY — 3.0%

Eni SpA	102,944	3,142,955
Mediaset SpA	234,727	2,970,201
UniCredito Italiano SpA	796,685	6,000,436

		12,113,592

JAPAN — 27.4%

Acom Co., Ltd.	35,090	2,046,262
Asahi Kasei Corp.	351,000	2,595,547
Astellas Pharma, Inc.	52,700	2,198,437
Brother Industries, Ltd.	178,000	1,991,587
Canon, Inc.	24,000	1,835,858
Canon Marketing Japan, Inc.	113,000	2,550,476

Chubu Electric Power Co., Inc.	71,900	1,888,034
Dai Nippon Printing Co., Ltd.	306,000	5,482,282
Daiichi Sankyo Co., Ltd.	158,700	4,090,673
Daito Trust Construction Co., Ltd.	102,900	5,349,914
Japan Tobacco, Inc.	1,557	6,262,732
JFE Holdings, Inc.	95,100	3,691,582
KDDI Corp.	429	2,644,869
Konica Minolta Holdings, Inc.†	191,500	2,522,724
Lawson, Inc.	105,300	3,995,047
Matsushita Electric Industrial Co., Ltd.	184,000	4,443,859
Mitsubishi UFJ Financial Group, Inc.	195	3,065,472
Mizuho Financial Group, Inc.	319	2,720,318
Nissan Motor Co., Ltd.	347,000	4,562,060
NSK, Ltd.	214,000	1,935,801
Omron Corp.	162,100	4,527,098
Ono Pharmaceutical Co., Ltd.	57,900	2,873,008
Onward Kashiyama Co., Ltd.	104,000	1,755,482
Sankyo Co., Ltd.	73,500	5,215,650
Sanyo Shinpan Finance Co., Ltd.	41,900	2,476,503
Shimizu Corp.	625,000	4,325,298
Suzuki Motor Corp.	239,800	5,854,688
Tanabe Seiyaku Co., Ltd.	223,000	2,628,253
Terumo Corp.	78,100	2,798,472
The Iyo Bank, Ltd.	244,000	2,556,466
Tokyo Electron, Ltd.	24,900	1,793,176
Tokyo Gas Co., Ltd.	626,000	3,029,254
TonenGeneral Sekiyu K.K.	237,000	2,574,707
Toyo Suisan Kaisha, Ltd.	182,000	2,774,795

		111,056,384

LUXEMBOURG — 0.4%

Acergy SA†	108,300	1,765,417

NETHERLANDS — 5.9%

ABN AMRO Holding NV	256,306	7,660,298
European Aeronautic Defense and Space Co.	86,864	3,427,902
ING Groep NV	234,956	9,562,528
Koninklijke (Royal) KPN NV	105,730	1,241,852
STMicroelectronics NV	104,237	1,916,034

		23,808,614

NORWAY — 1.5%

Aker Kvaerner ASA	22,400	2,179,978
Norsk Hydro ASA	25,711	3,957,656

		6,137,634

RUSSIA — 0.5%

OAO Gazprom Sponsored ADR	41,522	1,885,099

SINGAPORE — 2.1%

Singapore Airlines, Ltd.	393,000	3,530,015
United Overseas Bank, Ltd.	483,000	4,980,011

		8,510,026

SOUTH KOREA — 6.5%

Daegu Bank	73,260	1,374,790
Hynix Semiconductor, Inc.†	73,840	2,579,546
Hyundai Motor Co.	21,830	1,918,689
POSCO	21,455	5,982,469
Pusan Bank	159,120	2,446,183
Samsung Electronics Co., Ltd.	5,071	3,462,388
Shinhan Financial Group Co., Ltd.	86,520	4,311,323
SK Corp.	54,980	4,045,390

		26,120,778

SPAIN — 1.5%

Iberdrola SA	50,880	1,657,392
Repsol YPF SA	139,966	4,181,442

		5,838,834

SWEDEN — 1.5%

Investor AB, Class B	99,800	1,952,847
Skanska AB, Class B	239,200	4,144,257

		6,097,104

SWITZERLAND — 5.4%

Credit Suisse Group		173,161	10,876,667
Holcim, Ltd.		24,172	2,027,002
Nestle SA		11,486	3,503,128
Zurich Financial Services AG (London)†		332	81,732
Zurich Financial Services AG (virt-x)†		22,350	5,437,923

			21,926,452

TAIWAN — 0.5%

Lite-On Technology Corp.		1,314,000	2,071,529

UNITED KINGDOM — 17.4%

Barclays PLC		712,479	8,899,800
Barratt Developments PLC		191,261	3,459,837
British Airways PLC†		494,732	3,033,541
HBOS PLC		233,306	4,094,909
HSBC Holdings PLC		833,812	14,406,715
Ladbrokes PLC		402,601	3,079,814
Reckitt & Benckiser PLC		61,858	2,254,895
Royal Bank of Scotland Group PLC		298,570	9,751,229
Royal Dutch Shell PLC, Class B		131,330	4,696,336
Taylor Woodrow PLC		253,198	1,768,384
Vodafone Group PLC		4,322,013	10,206,420
Xstrata PLC		133,228	4,820,086

			70,471,966

TOTAL COMMON STOCK (cost $323,250,954)			395,466,799

Preferred Stock — 0.8%

GERMANY — 0.8%

Henkel KGAA		16,661	2,003,581
Porsche AG		1,130	1,126,943

TOTAL PREFERRED STOCK (cost $2,705,851)			3,130,524

Exchange Traded Funds — 1.0%

UNITED STATES — 1.0%

iShares MSCI EAFE Index (cost $3,912,703)		58,900	4,006,967

TOTAL INVESTMENTS —
(cost $329,869,508)@	99.4%		402,604,290
Other assets less liabilities —	0.6		2,311,259

NET ASSETS —	100.0%		$404,915,549

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

ADR — American Depository Receipt
Industry Allocation *

Banks	22.3%
Financial Services	10.1
Energy Services	6.3
Telecommunications	5.7
Insurance	5.2
Metals & Minerals	5.2
Automotive	4.8
Drugs	4.6
Business Services	4.2
Electronics	3.5
Food, Beverage & Tobacco	3.1
Broadcasting & Media	2.5
Housing	2.4
Leisure & Tourism	2.4
Chemicals	1.9
Multi-Industry	1.9
Apparel & Textile	1.6
Energy Sources	1.6
Electrical Equipment	1.4
Real Estate Companies	1.3
Gas & Pipeline Utilities	1.2
Entertainment Products	1.1
Household Products	1.1
Computers & Business Equipment	1.0
Retail	1.0
Aerospace & Military Technology	0.8
Medical Products	0.7
Telephone	0.5

99.4%

*	Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL EQUITIES PORTFOLIO
J.P. Morgan Investment Management, Inc.
Investment Portfolio — April 30, 2006
(unaudited)

Common Stock — 98.8%	Shares/ Principal Amount	Value (Note 1)

AUSTRALIA — 1.7%

BHP Billiton, Ltd.	54,024	$1,202,611
Macquarie Airports†	429,005	1,069,072
Rinker Group, Ltd.	65,549	1,055,778
Zinifex, Ltd.	136,042	1,069,755

		4,397,216

BELGIUM — 0.5%

KBC Groupe NV†	10,292	1,193,915

BERMUDA — 0.9%

Accenture, Ltd., Class A	34,068	990,357
Weatherford International, Ltd.†	23,710	1,254,970

		2,245,327

BRAZIL — 0.4%

Petroleo Brasileiro SA Sponsored ADR	11,998	1,185,762

CANADA — 2.2%

Bank Montreal Quebec ADR	17,500	1,015,000
Goldcorp, Inc.	24,750	868,868
Husky Energy, Inc.	15,682	922,924
IPSCO, Inc.	10,033	1,035,205
Teck Cominico, Ltd., Class B	15,255	1,051,702
Toronto-Dominion Bank	17,080	954,023

		5,847,722

CAYMAN ISLAND — 0.3%

Hutchison Telecommunications International, Ltd.†	435,000	768,640

FINLAND — 0.9%

Fortum Oyj†	37,340	943,106
Nokia Oyj	58,150	1,324,185

		2,267,291

FRANCE — 6.0%

Air France	43,376	1,009,643
Assurances Generales de France†	9,260	1,170,579
AXA SA†	30,454	1,117,660
BNP Paribas†	1,106	100,952
BNP Paribas SA	11,065	1,045,575
Cie de Saint-Gobain SA†	14,943	1,120,757
CNP Assurances†	9,820	1,061,730
Credit Argicole SA	27,891	1,123,882
Lafarge SA	9,161	1,126,858
Renault SA	9,895	1,148,485
Sanofi-Synthelabo SA	11,690	1,102,421
Societe Generale, Class A†	7,536	1,151,349
Suez SA†	21,990	865,292
Total SA	5,227	1,445,489
Vivendi Universal SA	26,176	955,705

		15,546,377

GERMANY — 3.3%

Allianz AG	6,420	1,074,800
BASF AG	11,852	1,016,171
Commerzbank AG†	28,460	1,179,484
Deutsche Bank AG†	8,976	1,102,064
Deutsche Lufthansa AG	50,968	940,084
Deutsche Telekom AG†	58,770	1,061,746
Henkel KGAA	10,507	1,158,410
Volkswagen AG†	13,555	1,046,752

		8,579,511

GREECE — 0.4%

Bank Of Piraeus	31,272	985,530

HONG KONG — 1.5%

China Netcom Group Corp., Ltd.†	542,500	990,078
China Petroleum & Chemical Corp., Class H†	1,552,000	985,851
Swire Pacific, Ltd., Class A†	103,500	1,062,593
Wheelock & Co.†	508,000	940,219

		3,978,741

INDIA — 0.6%

Reliance Industries, Ltd. GDR†*	26,076	1,153,863
Satyam Computer Services, Ltd. ADR	12,985	467,200

		1,621,063

ITALY — 1.3%

ENI SpA	33,708	1,029,130
Fiat SpA†	75,850	1,066,013
UniCredito Italiano SpA	157,959	1,189,708

		3,284,851

JAPAN — 12.5%

Aisin Seiki Co., Ltd.†	30,200	1,135,169
Bank of Fukuoka, Ltd.†	127,000	1,094,164
Bank of Yokohama, Ltd.†	129,000	1,011,698

Canon, Inc.	15,600	1,193,308
Dai Nippon Printing Co., Ltd.†	55,000	985,377
Daiichi Sankyo Co., Ltd.	42,100	1,085,175
Daiwa Securities Group, Inc.†	84,000	1,164,853
Eisai Co., Ltd.†	22,000	1,006,631
Honda Motor Co., Ltd.	17,400	1,236,253
Izumi Co†	29,800	1,198,648
Japan Tobacco, Inc.†	315	1,267,027
Komatsu, Ltd.	56,000	1,197,559
Kubota Corp.†	92,000	1,039,863
Makita Corp.†	33,700	1,000,360
Marubeni Corp.	187,000	1,077,346
Mitsubishi Corp.†	48,900	1,183,151
Mitsubishi Tokyo Financial Group, Inc.	88	1,383,393
Mitsubishi UFJ Securities Co.	61,000	961,086
Mitsui Fudosan Co., Ltd.	40,000	895,798
Mizuho Financial Group, Inc.	158	1,347,368
NGK Spark Plug Co., Ltd.†	39,000	856,277
Nikko Securities Co., Ltd.†	64,500	1,043,986
Nintendo Co., Ltd.†	6,900	1,030,167
Nippon Mitsubishi Oil Corp.†	129,000	1,020,761
Nippon Telegraph & Telephone Corp.†	168	752,470
Orix Corp.†	3,540	1,063,259
Sony Corp.	21,300	1,070,004
Toyota Motor Corp.	20,000	1,169,806
Yamada Denki Co., Ltd.†	8,700	948,202
Yamatake Corp.	38,200	1,003,100

		32,422,259

LUXEMBOURG — 0.4%

Tenaris SA	41,189	928,598

MEXICO — 0.7%

America Movil SA de CV, Series L ADR	21,803	804,749
Cemex SA de CV Sponsored ADR†	16,500	1,114,080

		1,918,829

NETHERLANDS — 1.6%

DSM NV	21,570	984,012
European Aeronautic Defense and Space Co. NV	23,596	931,166
Fortis†	30,224	1,134,004
ING Groep NV	28,355	1,154,027

		4,203,209

NORWAY — 0.8%

Orkla ASA†	20,246	1,065,631
Telenor ASA†	90,775	1,052,750

		2,118,381

SPAIN — 0.8%

Banco Bilbao Vizcaya Argentaria SA†	49,200	1,086,859
Banco Santander Central Hispano SA†	64,091	993,735

		2,080,594

SWEDEN — 0.5%

Telefonaktiebolaget LM Ericsson, Class B	345,570	1,230,305

SWITZERLAND — 4.3%

ABB, Ltd.†	78,900	1,126,052
Compagnie Financiere Richemont AG, Class A(1)	22,613	1,171,493
Credit Suisse Group	18,015	1,131,566
Nestle SA	3,382	1,031,480
Novartis AG†	31,689	1,817,991
Roche Holding AG	9,790	1,505,364
Syngenta AG†	7,624	1,063,499
UBS AG	9,116	1,080,513
Zurich Financial Services AG†	4,665	1,135,030

		11,062,988

TAIWAN — 1.2%

Chunghwa Telecom Co., Ltd. ADR	39,960	823,176
Hon Hai Precision Industry Co., Ltd. GDR	87,303	1,183,829
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	95,800	1,003,984

		3,010,989

UNITED KINGDOM — 10.1%

AstraZeneca PLC	21,085	1,165,021
Aviva PLC	69,258	1,011,626
Barclays PLC	85,923	1,073,291
Barratt Developments PLC	53,931	975,591
BG Group PLC†	88,233	1,185,813
BP PLC	166,350	2,052,146
British Airways PLC†	177,294	1,087,111
British Land Co. PLC	51,904	1,188,798
Centrica Ordinary	204,237	1,112,654
GlaxoSmithKline PLC	67,858	1,925,432
HSBC Holdings PLC	59,745	1,032,282
International Power PLC†	155,890	846,423
Man Group PLC†	22,346	1,029,728
Rio Tinto PLC	22,010	1,210,512
Royal Bank of Scotland Group PLC	31,200	1,018,985
Royal Dutch Shell PLC	26,384	943,487
Samsung Electronic†*	2,820	961,620

Schroders PLC†	48,957	1,007,921
Standard Chartered PLC	42,025	1,115,801
Vodafone Group PLC	472,740	1,116,374
Wolseley PLC	40,204	1,006,601
WPP Group PLC†	83,234	1,027,560
Xstrata PLC	34,227	1,238,306

		26,333,083

UNITED STATES — 45.9%

Aetna, Inc.	20,800	800,800
Agilent Technologies, Inc.†	26,968	1,036,111
Alcoa, Inc.	27,682	935,098
ALLTEL Corp.	13,550	872,213
Altria Group, Inc.	12,900	943,764
American Capital Strategies, Ltd.	25,140	875,375
American Financial Group, Inc.	22,190	982,573
AmeriCredit Corp.†	40,288	1,219,921
Apache Corp.	13,100	930,624
Apple Computer, Inc.†	14,100	992,499
Archer-Daniels-Midland Co.	30,308	1,101,393
Assurant, Inc.	19,542	941,338
Bank of America Corp.	45,200	2,256,384
Bear Stearns Cos., Inc.	6,995	996,857
BellSouth Corp.	33,414	1,128,725
Best Buy Co., Inc.	17,540	993,816
Boeing Co.	13,845	1,155,365
Bristol-Myers Squibb Co.	36,104	916,320
Bunge, Ltd.	16,483	879,368
Burlington Northern Santa Fe Corp.	12,764	1,015,121
Caterpillar, Inc.	12,984	983,408
CenturyTel, Inc.	20,980	790,946
ChevronTexaco Corp.	17,137	1,045,700
Chubb Corp.	15,300	788,562
CIGNA Corp.	8,215	879,005
Cisco Systems, Inc.†	54,710	1,146,174
CIT Group, Inc.	19,200	1,036,992
Citigroup, Inc.	26,420	1,319,679
Citrix Systems, Inc.†	26,701	1,065,904
Claire’s Stores, Inc.	21,848	769,487
Commercial Metals Co.	18,839	1,024,842
ConocoPhillips	22,000	1,471,800
Corning, Inc.†	37,777	1,043,779
Countrywide Financial Corp.	27,068	1,100,585
CSX Corp.	14,240	975,298
Cummins, Inc.	10,539	1,101,325
D.R. Horton, Inc.	27,757	833,265
Dress Barn, Inc.†	28,820	728,858
Duke Energy Holding Corp.	26,090	759,741
EMC Corp.†	77,734	1,050,186
Exxon Mobil Corp.	56,940	3,591,775
Freescale Semiconductor, Inc.†	34,990	1,108,133
Frontier Oil Corp.	9,070	549,007
GATX Corp.	21,510	1,006,668
General Electric Co.	105,610	3,653,050
Genworth Financial, Inc., Class A	27,469	911,971
Gilead Sciences, Inc.†	16,690	959,675
GlobalSantaFe Corp.	8,710	533,139
Golden West Financial Corp.	14,600	1,049,302
Goldman Sachs Group, Inc.	6,189	992,035
Google, Inc., Class A†	1,454	607,685
Hartford Financial Services Group, Inc.	11,300	1,038,809
Hewlett-Packard Co.	34,500	1,120,215
Home Depot, Inc.	22,500	898,425
Ingersoll-Rand Co., Class A	23,300	1,019,375
Intersil Corp.	34,322	1,016,274
Kerr-McGee Corp.	8,970	895,744
Key Corp.	20,910	799,180
King Pharmaceuticals, Inc.†	33,427	581,296
Kraft Foods, Inc., Class A	41,085	1,283,495
Lam Research Corp.†	21,915	1,071,205
Lehman Brothers Holdings, Inc.	7,500	1,133,625
Lennar Corp., Class A	15,000	823,950
Lincoln National Corp.	18,165	1,055,023
Lockheed Martin Corp.	13,633	1,034,745
Loews Corp.	12,700	650,748
Marathon Oil Corp.	14,621	1,160,323
Maverick Tube Corp.†	16,818	915,236
McDonald’s Corp.	27,900	964,503
MEMC Electronic Materials, Inc.†	21,180	859,908
Merck & Co., Inc.	25,050	862,221
Merrill Lynch & Co., Inc.	14,200	1,082,892
MetLife, Inc.	17,800	927,380
Microsoft Corp.	93,700	2,262,855
Motorola, Inc.	38,800	828,380
National Semiconductor Corp.	35,715	1,070,736
News Corp.	57,100	1,040,933
Nordstrom, Inc.	22,300	854,759

Norfolk Southern Corp.	19,212	1,037,448
Northrop Grumman Corp.	15,140	1,012,866
NVIDIA Corp.†	30,740	898,223
Occidental Petroleum Corp.	11,519	1,183,462
Office Depot, Inc.†	31,200	1,266,096
Old Republic International Corp.	46,240	1,028,840
Omnicare, Inc.	14,230	806,983
Parker-Hannifin Corp.	14,000	1,134,700
PepsiCo, Inc.	15,600	908,544
Pfizer, Inc.	77,234	1,956,337
PG&E Corp.	24,565	978,670
Phelps Dodge Corp.	11,224	967,397
PNC Financial Services Group, Inc.	15,027	1,073,980
Procter & Gamble Co.	32,280	1,879,019
Prudential Financial, Inc.	13,000	1,015,690
QUALCOMM, Inc.	22,700	1,165,418
Red Hat, Inc.†	17,170	504,626
Reynolds American, Inc.	4,630	507,679
Ryder System, Inc.	25,400	1,324,610
Safeway, Inc.	40,672	1,022,087
Sempra Energy	20,956	964,395
Sirf Technology Holdings, Inc.†	30,000	1,024,500
Sprint Nextel Corp.	31,570	782,936
Terex Corp.†	11,618	1,005,538
Time Warner, Inc.	53,553	931,822
Tronox, Inc.	1,808	31,278
U.S. Bancorp	33,630	1,057,327
United Technologies Corp.	17,600	1,105,456
Valero Energy Corp.	17,650	1,142,661
Veritas DGC, Inc.†	22,720	1,088,742
Wachovia Corp.	17,400	1,041,390
Walt Disney Co.	35,300	986,988
Washington Mutual, Inc.	23,044	1,038,363
Weyerhaeuser Co.	10,460	737,116
Wyeth	10,170	494,974
Zions Bancorp.	10,657	884,851

		119,094,888

TOTAL COMMON STOCK (cost $219,064,396)		256,306,069

Preferred Stock 0.4%

Germany — 0.4%

Fresenius AG	6,130	1,060,665

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $219,932,296)		257,366,734

Short-Term Investment Securities — 0.7%

Time Deposit — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 2.50% due 05/01/06 (cost $1,757,000)	$1,757,000	1,757,000

TOTAL INVESTMENTS — (cost $221,689,296)@	99.9%	259,123,734
Other assets less liabilities—	0.1	206,071

NET ASSETS—	100.0%	$259,329,805

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis.

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2006, the aggregate value of these securities was $2,022,285 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Consists of more than one class of securities traded together as a unit.

ADR —	American Depository Receipt

GDR —	Global Depository Receipt
Industry Allocation *

Energy Services	11.7%
Banks	11.1
Financial Services	8.9
Insurance	6.5
Drugs	6.2
Metals & Minerals	5.0
Telecommunications	5.0
Electronics	4.3
Food, Beverage & Tobacco	3.8
Machinery	3.6
Retail	3.5
Multi-Industry	3.1
Automotive	2.9
Transportation	2.1
Aerospace & Military Technology	2.0
Leisure & Tourism	2.0
Computer Software	1.7
Computers & Business Equipment	1.7
Business Services	1.6
Chemicals	1.6
Broadcasting & Media	1.5
Housing	1.5
Household Products	1.2
Real Estate Companies	1.2
Telephone	1.1
Communication Equipment	0.8
Entertainment Products	0.8
Gas & Pipeline Utilities	0.7
Health Services	0.7
Time Deposit	0.7
Electric Utilities	0.6
Apparel & Textiles	0.3
Forest Products	0.3
Internet Content	0.2

99.9%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL DIVERSIFIED
EQUITIES PORTFOLIO
Morgan Stanley Investment Management, Inc. (dba — Van Kampen)
Investment Portfolio — April 30, 2006
(unaudited)

Common Stock — 87.3%	Shares/ Principal Amount	Value (Note 1)

AUSTRALIA — 3.7%

Alumina, Ltd.	52,297	$284,486
Amcor, Ltd.	40,608	223,059
AMP, Ltd.	27,087	185,420
Australia & New Zealand Banking Group, Ltd.	29,452	625,414
Australian Gas Light Co., Ltd.	9,471	139,595
BHP Billiton, Ltd.	161,702	3,599,597
BHP Steel, Ltd.	33,039	192,779
Boral, Ltd.	26,902	194,782
Brambles Industries, Ltd.	20,164	170,967
Caltex Australia, Ltd.	18,358	281,042
Coca-Cola Amatil, Ltd.	10,726	59,325
Coles Myer, Ltd.	21,879	178,028
Commonwealth Bank of Australia	24,337	869,032
CSL, Ltd.	1,764	77,329
CSR, Ltd.	43,640	134,280
Foster’s Group, Ltd.	41,581	185,756
Insurance Australia Group, Ltd.	34,616	148,592
James Hardie Industries NV	21,511	154,441
John Fairfax Holdings, Ltd.	20,435	60,549
Leighton Holdings, Ltd.	4,415	56,084
Lend Lease Corp., Ltd.	8,631	93,574
Macquarie Bank, Ltd.	4,257	230,926
Macquarie Infrastructure Group	47,453	128,707
Mayne Pharma, Ltd.	18,338	41,240
National Australia Bank, Ltd.	32,344	924,204
Newcrest Mining, Ltd.	14,978	259,453
OMV AG	10,594	736,567
OneSteel, Ltd.	23,737	71,596
Orica, Ltd.	12,911	238,951
Origin Energy, Ltd.	131,532	704,517
Pacific Dunlop, Ltd.	3,411	29,543
Paperlinx, Ltd.	19,267	49,038
Patrick Corp., Ltd.	19,053	123,331
QBE Insurace Group, Ltd.	14,143	240,476
Rinker Group, Ltd.	42,922	691,332
Rio Tinto, Ltd.	14,025	838,055
Santos, Ltd.	96,592	867,420
Sonic Healthcare, Ltd.	2,396	27,269
Stockland Trust Group	752	3,931
Stockland Trust Group (New Shares)	23	118
Suncorp-Metway, Ltd.	11,162	172,490
Symbion Health, Ltd.	18,338	47,648
TABCORP Holdings, Ltd.	8,263	96,051
Telstra Corp., Ltd.	43,967	131,611
Transurban Group	11,982	60,082
Wesfarmers, Ltd.	7,653	210,480
Westpac Banking Corp., Ltd.	34,417	656,323
Woodside Petroleum, Ltd.	52,842	1,878,867
Woolworths, Ltd.	20,757	294,271

		17,668,628

AUSTRIA — 0.6%

Andritz AG	454	79,603
Bank Austria Creditanstalt AG	1,650	216,137
Boehler-Uddeholm AG †	582	132,026
Erste Bank der Oesterreichischen Sparkassen AG	11,992	727,710
Flughafen Wien AG	683	52,097

Immofinanz Immobilien Anlagen AG †	22,061	241,583
Mayr-Melnhof Karton AG	278	51,329
Oesterreichische Elektrizitaetswirtschafts AG Class A	412	195,832
Raiffeis International Bank Holding AG	1,766	153,931
Telekom Austria AG	21,541	528,576
Voestalpine AG	1,179	172,140
Wiener Stadtische Allgemeine Versicherung AG	1,451	92,957
Wienerberger AG	3,789	200,338

		2,844,259

BELGIUM — 0.6%

AGFA-Gevaert NV	2,068	41,926
Bekaert SA	183	21,021
Belgacom SA	3,430	112,250
Dexia	22,191	585,400
Fortis	30,366	1,138,183
InBev NV	1,616	81,509
KBC Groupe NV	3,061	355,089
Solvay SA	2,105	246,180
UCB SA	3,071	158,152
Umicore	896	142,882

		2,882,592

BERMUDA — 0.2%

Esprit Holdings, Ltd.	67,519	540,793
Kerry Properties, Ltd.	25,838	91,644
Ship Finance International, Ltd. (New York)	458	7,949
Ship Finance International, Ltd.	47	800
Yue Yuen Industrial Holdings, Ltd.	42,500	124,705

		765,891

BRAZIL — 0.1%

Arcelor Brasil SA	1,744	32,173
Cia de Bebidas das Americas	75,118	30,954
Companhia Brasileira de Distribuicao Grupo Pao de Acuca Sponsored ADR	300	11,808
Companhia Siderurgica Nacional SA	2,861	100,485
Souza Cruz SA	2,000	38,045
Uniao de Bancos Brasileiros SA GDR	2,350	186,472

		399,937

CAYMAN ISLAND — 0.1%

Hutchison Telecommunications International, Ltd. †	99,000	174,932
Kingboard Chemical Holdings, Ltd.	38,000	100,228

		275,160

DENMARK — 0.4%

Danske Bank A/S	19,795	787,502
DSV A/S	800	130,958
GN Store Nord A/S	9,400	133,926
Novo Nordisk A/S, Class B	7,800	506,515
Novozymes A/S, Class B	1,628	127,055
Vestas Wind Systems A/S †	4,900	132,995

		1,818,951

FINLAND — 1.3%

Cargotec Corp.	1,366	66,401
Fortum Oyj	8,420	212,666
Kesko Oyj, Class B	6,336	218,702
Kone Corp.	2,732	127,493
Metso Oyj	7,573	300,954
Neste Oil Oyj	3,303	115,261
Nokia Oyj	151,303	3,445,455
Outokumpu Oyj	8,315	200,363

Rautaruukki Oyj	3,157	110,724
Sampo Oyj, Class A	11,042	227,905
Stora Enso Oyj	20,846	326,638
TietoEnator Oyj	5,549	174,245
UPM-Kymmene Oyj	18,145	425,786
Uponor Oyj	1,067	32,724
Wartslla Oyj, Class B	1,696	72,278

		6,057,595

FRANCE — 5.8%

Accor SA	8,228	517,881
Alcatel SA †	40,824	588,686
Alstom †	3,120	282,619
Atos Origin SA †	413	30,976
Autoroutes du Sud de la France	2,777	178,677
AXA SA	70,683	2,594,063
BNP Paribas SA	26,177	2,473,566
Bouygues SA	8,611	469,852
Business Objects SA †	1,235	40,105
Cap Gemini SA †	2,957	158,250
Carrefour SA	6,477	375,720
Cie de Saint-Gobain SA	8,494	637,068
CNP Assurances	2,383	257,648
Credit Argicole SA	10,853	437,327
Dassault Systemes SA	1,145	62,115
Essilor International SA	754	75,624
Establissements Economiques du Casino Guichard-Perrachon SA	316	25,176
France Telecom SA	45,405	1,060,308
Gecina SA	1,481	194,504
Groupe Danone	3,938	491,353
Hermes International	211	54,145
Imerys SA	1,106	95,022
Klepierre	1,249	146,465
L’Air Liquide SA	3,662	792,327
Lafarge SA	5,884	723,767
Lagardere SCA	3,012	248,896
LVMH Moet Henessy Louis Vuitton SA	5,200	547,459
Michelin SA, Class B	2,309	166,626
Neopost SA	1,152	130,294
Peugeot SA	2,629	172,802
Pinault-Printemps-Redoute SA	1,345	174,436
Publicis Groupe	2,001	83,181
Renault SA	2,706	314,078
Sagem SA	1,739	44,646
Sanofi-Synthelabo SA	29,525	2,784,344
Schneider Electric SA	5,897	667,709
Societe BIC SA	620	43,568
Societe Generale, Class A	10,273	1,569,507
Societe Television Francaise 1	2,466	81,822
Sodexho Alliance SA	4,236	203,879
STMicroelectronics NV	6,570	120,767
Suez Lyonn Eaux †	1,896	24
Suez SA	15,506	610,151
Suez SA	1,896	74,367
Technip SA	1,196	75,519
Thales SA	3,391	145,712
Thomson	5,184	107,258
Total SA	17,671	4,886,788
Unibail (Union du Credit-Bail Immobilier)	2,019	351,764
Valeo SA	1,692	72,492
Veolia Environnement	3,248	194,066
Vinci SA	3,888	386,277
Vivendi Universal SA	18,823	687,241
Zodiac SA	301	19,481

		27,728,398

GERMANY — 9.2%

Adidas-Salomon AG	2,918	616,074
Allianz AG	21,714	3,635,236
Altana AG	4,006	257,095
BASF AG	29,890	2,562,720
Bayer AG	36,521	1,686,802
Beiersdorf AG	959	145,124
Celesio AG	2,216	208,560
Commerzbank AG	32,913	1,364,032
Continental AG	7,267	865,189
DaimlerChrysler AG	50,816	2,786,198
Deutsche Bank AG	27,541	3,381,455
Deutsche Boerse AG	5,678	821,137
Deutsche Lufthansa AG	12,746	235,095
Deutsche Post AG	40,047	1,067,558
Deutsche Postbank AG	2,953	225,766
Deutsche Telekom AG	153,031	2,764,676
E.ON AG	34,545	4,206,969
Fresenius Medical Care AG	3,585	430,167
Heidelberger Druck	2,950	148,869
Hochtief AG	3,129	213,957
Hypo Real Estate Holdings AG	7,550	527,880
Infineon Technologies AG †	35,771	437,297
KarstadtQuelle AG †	4,467	134,296
Linde AG	4,361	390,410
MAN AG	7,215	546,966
Merck KGaA †	2,744	290,794
Metro AG	7,995	452,884
Muenchener Rueckversicherungs-Gesellschaft AG	11,002	1,559,016
Puma AG	656	264,430
RWE AG	23,123	2,004,699
SAP AG	12,400	2,709,514
Schering AG	9,196	987,535
Siemens AG	44,933	4,251,562
ThyssenKrupp AG	20,381	671,872
TUI AG	12,792	272,416
Volkswagen AG †	9,823	758,557
		43,882,807

GREECE — 0.2%

Alpha Bank AE	6,336	239,805
EFG Eurobank Ergasias SA	3,749	149,365
National Bank of Greece SA	8,110	402,306
OPAP SA	6,300	232,879
Titan Cement Co. †	2,000	101,735
		1,126,090

HONG KONG — 2.5%

ASM Pacific Technology, Ltd.	1,500	8,735
Bank of East Asia, Ltd.	107,741	450,235
BOC Hong Kong (Holdings), Ltd.	259,000	534,482
Cathay Pacific Airways, Ltd.	74,000	132,666
Cheung Kong Holdings, Ltd.	108,000	1,217,443
Cheung Kong Infrastructure Holdings, Ltd.	40,000	131,041
CLP Holdings, Ltd.	123,200	718,228
Hang Lung Properties, Ltd.	135,000	271,626
Hang Seng Bank, Ltd.	50,300	650,702
Henderson Land Development Co., Ltd.	52,000	305,496
Hong Kong & China Gas Co., Ltd.	267,754	638,883
Hong Kong Electric Holdings, Ltd.	98,000	482,208
Hong Kong Exchanges & Clearing, Ltd.	74,000	533,528
Hopewell Holdings, Ltd.	46,000	134,678
Hutchison Whampoa, Ltd.	148,500	1,461,384
Hysan Development Co., Ltd.	47,164	135,957

Johnson Electric Holdings, Ltd.	112,300	94,871
Li & Fung, Ltd.	118,000	280,036
Link REIT	118,000	259,490
MTR Corp., Ltd.	98,786	263,742
New World Development Co., Ltd.	163,857	294,817
PCCW, Ltd.	264,130	177,147
Shangri-La Asia, Ltd.	74,151	131,502
Sino Land Co., Ltd.	83,074	138,219
South China Morning Post Holdings, Ltd.	14,000	5,191
Sun Hung Kai Properties, Ltd.	92,000	1,050,134
Swire Pacific, Ltd., Class A †	64,500	662,196
Techtronic Industries Co.	66,000	111,088
Television Broadcasting, Ltd.	21,000	131,228
Wharf Holdings, Ltd.	87,742	351,950

		11,758,903

IRELAND — 0.1%

Depfa Bank, PLC	17,864	335,354
Elan Corp., PLC †	4,658	67,874

		403,228

ITALY — 0.1%

Alleanza Assicurazioni SpA	313	3,807
Assicurazione Generali SpA	676	25,338
Autogrill SpA	277	4,512
Autostrade Meridionali SpA	579	17,765
Banca Antonveneta SpA † (1)	176	5,853
Banca Fideuram SpA	220	1,327
Banca Intesa SpA	429	2,384
Banca Monte dei Paschi di Siena SpA	439	2,600
Banca Nazionale del Lavoro SpA †	621	2,288
Banca Popolare di Milano SpA	129	1,631
Banche Popolari Unite Scrl	37	935
Banco Popolare di Verona e Novara Scrl	465	13,088
Benetton Group SpA	159	2,421
Capitlia SpA	186	1,614
Enel SpA	1,444	12,479
Eni SpA	8,639	263,755
Fiat SpA †	479	6,732
Finmeccanica SpA	542	12,999
IntesaBci SpA	4,642	27,525
Italcementi SpA	115	3,025
Luxottica Group SpA	206	6,128
Mediaset SpA	513	6,491
Mediobanca SpA	283	6,130
Mediolanum SpA	165	1,305
Pirelli & C. SpA	4,284	4,178
Sanpaolo IMI SpA	1,912	35,917
Seat Pagine Gialle SpA †	2,428	1,158
Snam Rete Gas SpA	211	946
Telecom Italia RNC	9,947	24,885
Telecom Italia SpA	17,373	48,658
Tiscali SpA †	215	789
UniCredito Italiano SpA	5,798	43,669

		592,332

JAPAN — 26.3%

77 Bank, Ltd.	17,000	133,772
Acom Co., Ltd.	930	54,233
Advantest Corp.	4,600	530,031
Aeon Credit Service Co.	1,300	35,964
AIFUL Corp.	850	50,762
Ajinomoto Co., Inc.	28,000	348,694
ALPS Electric Co., Ltd.	7,000	122,891
AMADA Co., Ltd.	13,000	142,256

Asahi Breweries, Ltd.	16,400	234,625
Asahi Glass Co., Ltd.	54,200	765,412
Asahi Kasei Corp.	50,000	369,736
Asatsu-DK, Inc.	1,100	38,642
Bank of Fukuoka, Ltd.	29,000	249,849
Bank Of Kyoto, Ltd.	14,000	162,175
Bank of Yokohama, Ltd.	60,000	470,557
Benesse Corp.	2,200	79,796
Bridgestone Corp.	42,400	1,033,329
Canon, Inc.	34,600	2,646,696
Casio Computer Co., Ltd.	15,600	293,189
Central Japan Railway Co.	63	647,346
Chiba Bank, Ltd.	35,000	316,910
Chiyoda Corp.	9,000	202,345
Chubu Electric Power Co., Inc.	20,300	533,061
Chugai Pharmaceutical Co., Ltd.	14,005	303,186
Citizen Watch Co., Ltd.	17,200	167,974
Coca Cola West Japan	600	14,807
Comsys Holdings Corp.	8,000	107,285
Credit Saison Co., Ltd.	2,200	115,347
CSK Corp.	3,600	172,625
Dai Nippon Printing Co., Ltd.	18,400	329,654
Daicel Chemical Industries, Ltd.	8,000	68,713
Daiichi Sankyo Co., Ltd.	36,500	940,829
Daikin Industries, Ltd.	13,400	467,202
Daimaru, Inc.	11,000	160,172
Dainippon Ink & Chemicals, Inc.	26,000	104,352
Daito Trust Construction Co., Ltd.	6,800	353,541
Daiwa Bank Holdings, Inc.	199	678,101
Daiwa House Industry Co., Ltd.	36,400	620,493
Daiwa Securities Group, Inc.	150,000	2,080,095
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	77,934
Denso Corp.	30,309	1,189,841
Dowa Mining Co., Ltd.	23,000	262,592
E*Trade Securities Co, Ltd.	92	168,059
East Japan Railway Co.	147	1,147,701
Ebara Corp.	15,600	89,327
Eisai Co., Ltd.	14,700	672,612
FamilyMart Co., Ltd.	2,400	69,556
Fanuc, Ltd.	8,200	775,603
Fast Retailing Co., Ltd.	4,000	380,099
Fuji Electric Holdings Co., Ltd.	7,000	40,574
Fuji Photo Film Co., Ltd.	19,600	666,157
Fuji Soft ABC, Inc.	2,000	62,530
Fuji Television Network, Inc.	18	44,737
Fujikura, Ltd.	11,000	127,230
Fujitsu, Ltd.	75,400	628,416
Furukawa Electric Co., Ltd.	26,600	212,351
Hankyu Department Stores, Inc.	4,000	36,534
Hirose Electric Co., Ltd.	2,500	366,882
Hitachi Construction Machinery Co., Ltd.	1,400	38,238
Hitachi, Ltd.	146,800	1,091,991
Hokkaido Electric Power Co., Ltd.	1,000	22,263
Hokuhoku Financial Group, Inc.	58,000	236,350
Honda Motor Co., Ltd.	42,352	3,009,069
Hoya Corp.	19,700	797,585
Ibiden Co., Ltd.	4,900	232,811
Index Corp.	47	63,154
Inpex Holdings, Inc	19	173,539
Isetan Co., Ltd.	7,000	143,547
Ishikawajima-Harima Heavy Industries Co., Ltd. †	45,000	160,453
Ito En, Ltd.	1,800	66,236
Itochu Corp.	61,000	553,937
Itochu Technology-Science Corp.	1,700	69,574

Japan Airlines Systems Corp. †	37,000	98,134
Japan Real Estate Investment Corp.	27	246,608
Japan Retail Fund Investment Corp.	24	198,972
Japan Tobacco, Inc.	195	784,350
JFE Holdings, Inc.	16,800	652,141
JGC Corp.	12,000	210,249
Joyo Bank, Ltd.	38,000	254,969
JSR Corp.	6,000	184,956
Jusco Co., Ltd.	17,600	438,203
Kajima Corp.	55,800	315,595
Kamigumi Co., Ltd.	1,000	7,974
Kaneka Corp.	10,000	112,765
Kansai Electric Power Co., Inc.	34,300	802,788
Kao Corp.	28,800	773,969
Kawasaki Heavy Industries, Ltd.	46,000	166,847
Kawasaki Kisen Kaisha, Ltd.	3,000	18,864
Keihin Electric Express Railway Co., Ltd.	17,000	139,446
Keio Teito Electric Railway Co., Ltd.	7,000	49,120
Keyence Corp.	2,700	708,523
Kikkoman Corp.	5,000	59,017
Kinden Corp.	1,000	9,423
Kinki Nippon Railway Co., Ltd.	67,500	252,536
Kirin Brewery Co., Ltd.	40,800	604,843
Kobe Steel, Ltd.	84,000	285,496
Kokuyo Co., Ltd.	2,000	34,058
Komatsu, Ltd.	47,800	1,022,202
Konami Co., Ltd.	5,000	128,002
Konica Corp. †	24,500	322,751
Koyo Seiko Co., Ltd.	1,000	21,561
Kubota Corp.	65,000	734,686
Kuraray Co., Ltd.	14,000	172,748
Kurita Water Industries, Ltd.	3,000	61,125
Kyocera Corp.	7,400	690,836
Kyowa Hakko Kogyo Co., Ltd.	14,016	97,736
Kyushu Electric Power Co., Inc.	10,200	238,282
Lawson, Inc.	2,200	83,467
Leopalace21 Corp.	8,900	347,043
Mabuchi Motor Co., Ltd.	1,300	73,297
Marubeni Corp.	59,200	341,064
Marui Co., Ltd.	17,500	338,120
Matsui Securities Co., Ltd.	6,600	88,278
Matsushita Electric Industrial Co., Ltd.	90,000	2,173,627
Matsushita Electric Works, Ltd.	14,000	169,921
Meiji Dairies Corp.	8,000	50,797
Meiji Seika Kaisha, Ltd.	10,000	51,991
Meitec Corp.	1,000	34,075
Millea Holdings, Inc.	59	1,176,217
Minebea Co., Ltd.	16,000	103,561
Mitsubishi Chemical Holdings Corp. †	35,500	224,476
Mitsubishi Corp.	54,200	1,311,386
Mitsubishi Electric Corp.	92,800	807,665
Mitsubishi Estate Co., Ltd.	89,000	1,946,252
Mitsubishi Heavy Industries, Ltd.	156,400	774,686
Mitsubishi Logistcs Corp.	3,000	45,738
Mitsubishi Materials Corp.	82,000	442,893
Mitsubishi Rayon Co., Ltd.	19,000	175,041
Mitsubishi Tokyo Financial Group, Inc.	335	5,266,324
Mitsubishi UFJ Securities Co.	20,000	315,110
Mitsui & Co., Ltd.	65,600	991,504
Mitsui Chemicals, Inc.	21,000	151,969
Mitsui Fudosan Co., Ltd.	64,000	1,433,276
Mitsui Marine & Fire Co., Ltd.	48,000	647,082
Mitsui Mining & Smelting Co., Ltd.	46,000	319,958
Mitsui O.S.K. Lines, Ltd.	5,000	35,788

Mitsui Trust Holdings, Inc.	28,518	393,965
Mitsukoshi, Ltd.	15,000	87,209
Mizuho Financial Group, Inc.	409	3,487,806
Murata Manufacturing Co., Ltd.	9,800	713,494
Namco Bandai Holdings, Inc.	3,000	43,235
NEC Corp.	97,800	684,553
NEC Electronics Corp. †	2,000	73,772
Net One Systems Co., Ltd.	33	72,454
NGK Insulators, Ltd.	17,400	249,237
NGK Spark Plug Co., Ltd.	10,000	219,558
Nidec Corp.	5,000	385,544
Nikko Securities Co., Ltd.	61,500	995,429
Nikon Corp.	12,000	236,069
Nintendo Co., Ltd.	5,400	806,218
Nippon Building Fund, Inc.	32	303,517
Nippon Electric Glass Co., Ltd.	9,000	203,135
Nippon Express Co., Ltd.	35,400	186,848
Nippon Meat Packers, Inc.	12,400	146,690
Nippon Mining Holdings, Inc.	21,000	194,204
Nippon Mitsubishi Oil Corp.	68,200	539,658
Nippon Sheet Glass Co., Ltd.	18,000	106,863
Nippon Steel Corp.	220,000	811,487
Nippon Telegraph & Telephone Corp.	128	573,310
Nippon Unipac Holding, Inc.	32	136,864
Nippon Yusen Kabushiki Kaisha	50,000	306,503
Nishi-Nippon City Bank, Ltd.	28,000	142,133
Nishimatsu Construction Co., Ltd.	1,000	4,180
Nissan Chemical Industries, Ltd.	7,000	118,649
Nissan Motor Co., Ltd.	126,200	1,659,170
Nisshin Seifun Group, Inc.	6,500	69,587
Nisshinbo Industries, Inc.	2,000	23,484
Nissin Food Products Co., Ltd.	3,200	102,016
Nitto Denko Corp.	9,400	788,390
Nomura Research Institute, Ltd.	1,200	149,019
Nomura Securities Co., Ltd.	145,900	3,299,455
NSK, Ltd.	31,000	280,420
NTN Corp.	22,000	181,619
NTT Data Corp.	69	319,352
NTT DoCoMo, Inc.	167	249,330
Obayashi Corp.	38,000	290,678
OBIC Co., Ltd.	400	81,992
Oji Paper Co., Ltd.	44,800	267,545
Oki Electric Industry Co., Ltd.	25,000	77,285
Okumura Corp.	11,000	61,055
Olympus Optical Co., Ltd.	5,000	143,152
Omron Corp.	9,800	273,693
Onward Kashiyama Co., Ltd.	6,000	101,278
Oracle Corp. Japan	1,800	91,846
Oriental Land Co., Ltd.	3,000	180,213
Orix Corp.	1,100	330,391
Osaka Gas Co., Ltd.	99,200	371,134
Pioneer Corp.	6,751	119,468
Promise Co., Ltd.	1,200	73,982
Ricoh Co., Ltd.	28,000	555,746
Rohm Co., Ltd.	6,500	691,872
Sanden Corp.	1,000	4,576
Sanken Electric Co., Ltd.	7,000	105,739
Sanyo Electric Co., Ltd.	71,000	188,311
Sapporo Breweries, Ltd.	8,000	41,312
SECOM Co., Ltd.	6,000	327,230
Seiko Epson Corp.	4,900	154,490
Sekisui Chemical Co., Ltd.	20,000	172,836
Sekisui House, Ltd.	42,400	656,490
Seven & I Holdings Co., Ltd.	32,300	1,250,981
Sharp Corp.	37,800	663,612
Shimachu Co., Ltd.	2,400	65,341

Shimamura Co., Ltd.	900	110,974
Shimano, Inc.	4,700	154,789
Shimizu Corp.	40,000	276,819
Shin-Etsu Chemical Co., Ltd.	17,448	1,008,280
Shinko Securities Co., Ltd.	18,000	95,640
Shinsei Bank	50,000	349,976
Shionogi & Co., Ltd.	16,000	269,934
Shiseido Co., Ltd.	14,600	282,730
Shizuoka Bank, Ltd.	30,000	316,954
Showa Denko K.K.	26,000	115,084
Showa Shell Sekiyu K.K.	8,000	99,205
Skylark Co., Ltd.	5,000	91,336
SMC Corp.	2,900	440,609
Softbank Corp.	40,400	1,039,582
Sompo Japan Insurance, Inc.	34,000	492,689
Sony Corp.	31,847	1,599,832
Stanley Electric Co., Ltd.	3,100	72,147
Sumitomo Bakelite Co., Ltd.	6,000	56,014
Sumitomo Chemical Co., Ltd.	55,400	485,568
Sumitomo Corp.	40,400	605,299
Sumitomo Electric Industries, Ltd.	29,200	463,651
Sumitomo Heavy Industires, Ltd.	19,000	200,237
Sumitomo Metal Industries, Ltd.	131,000	552,233
Sumitomo Metal Mining Co., Ltd.	43,400	630,808
Sumitomo Mitsui Financial Group, Ltd.	254	2,788,390
Sumitomo Realty & Development Co., Ltd.	38,000	1,007,860
Sumitomo Trust & Banking Co., Ltd.	62,000	659,939
T&D Holdings, Inc.	9,150	701,528
Taiheiyo Cement Corp.	26,000	126,501
Taisei Corp.	55,000	245,861
Taisho Pharmaceutical Co., Ltd.	10,412	212,145
Taiyo Yuden Co., Ltd.	4,000	65,727
Takara Holdings, Inc.	5,000	30,914
Takashimaya Co., Ltd.	16,000	233,680
Takeda Chemical Industries, Ltd.	47,201	2,885,162
Takefuji Corp.	1,490	96,834
TDK Corp.	5,200	435,217
Teijin, Ltd.	35,800	245,552
Terumo Corp.	8,300	297,405
THK Co., Ltd.	1,700	55,539
TIS, Inc.	1,602	48,117
Tobu Railway Co., Ltd.	36,200	179,307
Toho Co., Ltd.	3,000	58,095
Tohoku Electric Power Co., Inc.	19,900	458,767
Tokyo Broadcasting System, Inc.	4,000	111,360
Tokyo Corp.	41,000	289,141
Tokyo Electric Power Co., Inc.	49,900	1,281,847
Tokyo Electron, Ltd.	9,900	712,950
Tokyo Gas Co., Ltd.	104,400	505,198
Tokyo Tatemono Co., Ltd.	14,000	161,683
TonenGeneral Sekiyu K.K.	14,000	152,092
Toppan Printing Co., Ltd.	17,200	229,756
Toray Industries, Inc.	49,100	460,104
Toshiba Corp.	147,000	935,977
Tosoh Corp.	19,000	93,110
Tostem Inax Holding Corp.	10,800	240,443
Toto, Ltd.	22,200	231,037
Toyo Seikan Kaisha, Ltd.	8,000	155,272
Toyobo Co., Ltd.	3,000	9,432
Toyoda Gosei Co., Ltd.	600	16,546
Toyota Industries Corp.	4,150	185,149
Toyota Motor Corp.	137,100	8,019,023
Trend Micro, Inc.	5,500	213,015
Uni-Charm Corp.	1,500	86,023
Uniden Corp.	3,000	47,319
UNY Co., Ltd.	5,000	89,360

Ushio, Inc.	2,000	46,107
USS Co., Ltd.	1,000	74,825
Wacoal Corp.	3,000	40,548
West Japan Railway Co.	15	66,658
Yahoo Japan Corp.	830	484,012
Yakult Honsha Co., Ltd.	4,000	104,334
Yamada Denki Co., Ltd. †	4,600	501,348
Yamaha Corp.	5,000	92,434
Yamaha Motor Co., Ltd.	2,000	55,153
Yamanouchi Pharmaceutical Co., Ltd.	27,401	1,143,062
Yamato Transport Co., Ltd.	12,000	239,231
Yamazaki Baking Co., Ltd.	4,000	35,797
Yokogawa Electric Corp.	9,800	155,265

		125,238,725

LUXEMBOURG — 0.1%

Arcelor †	16,536	680,095

MEXICO — 0.8%

Alfa SA, Class A	12,000	60,285
America Movil SA de CV	640,000	1,180,827
Cemex SA de CV †	103,000	696,594
Coca Cola Femsa SA †	4,000	12,866
Corporacion GEO, SA de CV, Class B †	13,000	48,735
Fomento Economico Mexicano SA de CV †	23,000	213,219
Grupo Carso SA de CV	26,000	62,254
Grupo Financiero Banorte SA de CV, Class O	46,000	119,910
Grupo Mexico SA, Class B	38,000	133,219
Grupo Modelo SA	20,000	76,422
Grupo Televisa SA	75,000	319,178
Kimberly-Clark de Mexico SA de CV, Class A	18,000	63,510
Telefonos de Mexico SA de CV	430,000	473,612
Urbi Desarrollo Urbanos SA de CV †	2,000	16,408
Wal-Mart de Mexico SA de CV, Series V	130,000	370,589

		3,847,628

NETHERLANDS — 2.7%

ABN AMRO Holding NV	61,458	1,836,815
Aegon NV	69,144	1,262,248
Akzo Nobel NV	9,159	527,370
ASML Holding NV †	16,913	358,469
Corio NV	2,558	161,843
DSM NV	5,018	228,919
Euronext NV	3,052	272,801
European Aeronautic Defense and Space Co. NV †	7,939	313,296
Hagemeyer NV †	2,229	12,120
Heineken NV	17,551	710,991
ING Groep NV	65,319	2,658,433
Koninklijke KPN NV	53,960	633,787
Koninklijke Philips Electronics NV	27,193	938,288
Numico Kon NV †	6,594	298,818
OCE NV	2,867	47,745
Reed Elsevier NV	12,657	187,625
Rodamco Europe NV	2,100	225,991
TPG NV	21,028	757,136
Unilever NV	15,106	1,091,055
VNU NV	4,767	163,642
Wereldhave NV	1,042	108,716
Wolters Kluwer NV	6,673	173,845

		12,969,953

NORWAY — 0.5%

Den Norske Bank ASA	8,148	112,998
Frontline, Ltd.	950	30,741

Norsk Hydro ASA, Class B	4,467	687,599
Norske Skogindustrier ASA, Class A	6,000	92,454
Orkla ASA †	5,900	310,541
Statoil ASA	18,800	619,023
Tandberg Television ASA †	2,500	50,282
Tanderg ASA	5,000	50,891
Telenor ASA	22,400	259,781
Yara International ASA	7,467	120,207

		2,334,517

POLAND — 0.5%

Agora	2,900	42,226
Bank BPH	700	180,592
Bank Pekao SA †	6,200	416,040
Bank Zachodni WBK SA	2,000	121,177
Grupa Kety SA	100	4,560
Kghm Polska Miedz SA	10,000	366,462
Polski Koncern Naftowy Orlen SA	23,500	489,918
Powszechna Kasa Oszczednosci Bank Polski SA	29,400	369,667
Prokom Software SA	900	43,242
Telekomunikacja Polska SA	54,400	398,710

		2,432,594

PORTUGAL — 0.1%

Banco Comercial Portugues SA	55,624	169,824
Brisa-Auto Estrada de Portugal SA	13,263	139,550
Electricidade de Portugal SA	14,706	57,886
Portugal Telecom SGPS SA	20,599	262,216
PT Multimedia-Servicos de Telecommunicacoes e Multimedia SGPS SA	1,636	19,979

		649,455

RUSSIA — 1.4%

A.O. Tatneft Sponsored ADR	4,100	489,130
LUKOIL Sponsored ADR	32,800	2,971,680
MMC Norilsk Nickel ADR	5,000	660,000
Mobile Telesystems ADR †	8,400	274,344
OAO Gazprom ADR †	6,965	316,211
OAO Gazprom Sponsored ADR †	3,107	141,058
Surgutneftegaz-SP Sponsored ADR	9,100	791,700
Unified Energy System GDR	5,386	414,722
Vimpel-Communications ADR †	10,000	465,500

		6,524,345

SINGAPORE — 1.2%

Ascendas Real Estate Investment Trust	51,000	73,553
CapitaLand, Ltd.	68,000	210,766
CapitaMall Trust	44,000	66,519
Chartered Semiconductor Manufacturing, Ltd. †	68,000	77,424
City Developments, Ltd.	31,977	204,294
ComfortDelGro Corp., Ltd.	116,465	118,609
Cosco Corp.	48,000	43,418
Creative Technology, Ltd.	3,703	24,126
Cycle & Carriage, Ltd.	8,025	56,854
DBS Group Holdings, Ltd.	71,929	809,878
Fraser & Neave, Ltd.	11,000	153,773
K-REIT Asia	5,000	4,713
Keppel Corp., Ltd.	35,000	338,731
Keppel Land, Ltd.	25,000	74,957
Neptune Orient Lines, Ltd.	32,000	46,151
Overseas Union Enterprise, Ltd.	3,735	21,854
Overseas-Chinese Banking Corp., Ltd.	136,888	588,803
Parkway Holdings, Ltd.	43,000	70,991
SembCorp Industries, Ltd.	56,370	128,365
SembCorp Marine	38,000	73,553
Singapore Airlines, Ltd.	33,000	296,414

Singapore Exchange, Ltd.	52,997	144,150
Singapore Land, Ltd.	11,000	48,011
Singapore Post, Ltd.	90,000	64,330
Singapore Press Holdings, Ltd.	101,936	275,973
Singapore Technologies Engineering, Ltd.	85,472	168,684
Singapore Telecommunications, Ltd.	435,550	754,891
St Assembly Test Services, Ltd.	67,000	57,214
United Overseas Bank, Ltd.	76,044	784,058
United Overseas Land, Ltd.	35,308	68,342
Venture Corp., Ltd.	14,506	123,873

		5,973,272

SOUTH AFRICA — 0.5%

Anglo American Platinum Corp., Ltd.	2,100	202,931
Anglogold, Ltd.	4,200	227,733
Gold Fields, Ltd.	11,700	294,344
Harmony Gold Mining Co., Ltd. †	10,600	174,536
Impala Platinum Holdings, Ltd.	2,000	379,210
Kumba Resources, Ltd.	1,900	35,936
Mittal Steel South Africa, Ltd.	6,400	74,511
Nampak, Ltd.	16,300	49,639
Pretoria Portland Cement Co., Ltd.	400	27,875
Sappi, Ltd.	6,400	91,532
Sasol, Ltd.	18,200	765,838

		2,324,085

SPAIN — 2.3%

Acciona SA	859	147,764
Acerinox, S.A.	6,743	113,398
ACS Actividades de Construccion y Services, SA	7,495	311,187
Altadis SA	16,621	788,856
Antena 3 de Television SA	1,528	40,251
Autopistas, Concesionaria Espanola SA	15,483	408,638
Banco Bilbao Vizcaya Argentaria SA	77,639	1,715,094
Banco Popular Espanol SA	21,550	325,434
Banco Santander Central Hispano SA	108,743	1,686,068
Cintra Conces de Infraestructuras de Transporte SA †	6,915	93,783
Endesa SA	17,444	579,234
Fomento de Construcciones y Contratas SA	943	76,497
Gas Natural SDG, SA	23,519	717,459
Grupo Ferrovial SA	1,914	157,076
Iberdrola SA	14,887	484,937
Indra Sistemas SA	1,620	33,355
Industria de Diseno Textil, SA	5,838	237,528
Metrovacesa SA	727	66,450
Repsol YPF SA	24,644	736,232
Sociedad General de Aguas de Barcelona SA, Class A	5,788	161,742
Telefonica SA	129,422	2,073,641
Union Fenosa SA	3,515	135,918
Vallehermoso SA	2,122	73,514

		11,164,056

SWEDEN — 1.6%

Alfa Laval AB	600	19,527
Assa Abloy AB, Class B	9,773	189,242
Atlas Copco AB, Class A	10,755	317,867
Atlas Copco AB, Class B	7,155	195,425
Electrolux AB, Class B	6,100	182,774
Eniro AB	3,200	35,113
Getinge AB	4,600	79,697
Hennes & Mauritz AB, Class B	9,600	364,610
Holmen AB, Class B	1,750	75,858

Modern Times Group AB, Class B †	1,000	54,898
Nordea AB	80,226	1,032,927
Sandvik AB	6,054	394,052
Scania AB, Series B	3,000	139,623
Skandia Forsakrings AB	16,669	109,857
Skandinaviska Enskilda Banken AB, Class A	13,777	347,275
Skanska AB, Class B	11,413	197,736
SKF AB, Class B	8,252	141,849
SSAB Svenskt Stal AB, Class A	2,050	120,898
Svenska Cellulosa AB, Class B	6,477	293,525
Svenska Handelsbanken AB, Class A	22,410	644,062
Swedish Match AB	8,700	130,634
Tele2 AB	4,400	55,754
Telefonaktiebolaget LM Ericsson, Class B	482,314	1,717,143
TeliaSonera AB	46,389	288,076
Volvo AB, Class A	3,065	151,186
Volvo AB, Class B	6,415	322,533
Wihlborgs Fastighe	1,300	25,084
Wihlborgs Fastigheter AB	260	7,596
WM-data AB, Class B	7,175	24,472

		7,659,293

SWITZERLAND — 4.9%

ABB, Ltd.	55,857	797,185
Ciba Specialty Chemicals AG	2,230	136,835
Clariant AG †	7,466	116,186
Compagnie Financiere Richemont AG, A	12,291	636,749
Credit Suisse Group	27,508	1,727,845
Geberit AG	131	152,844
Givaudan SA	228	191,379
Holcim, Ltd. †	6,562	550,272
Kudelski SA	1,252	32,759
Logitech International SA †	2,694	111,870
Lonza Group AG	1,260	89,405
Nestle SA	15,802	4,819,470
Nobel Biocare AG	965	238,488
Novartis AG	68,851	3,949,967
Roche Holding AG	20,705	3,183,715
Serono SA	160	105,015
Straumann Holding AG	443	108,946
Swatch Group AG	1,474	54,078
Swatch Group AG, Class B	788	141,309
Swiss Reinsurance	2,641	192,719
Swisscom AG	588	196,166
Syngenta AG †	3,532	492,691
UBS AG	39,541	4,686,766
Valora Holding AG	50	11,964
Zurich Financial Services AG †	1,893	460,581

		23,185,204

THAILAND — 0.5%

Advance Agro, PCL †	660	431
Advanced Info Service, PCL	54,800	129,955
Airports of Thailand PCL (1)	31,500	49,101
Bangkok Bank PCL (Foreign Registered)	60,900	193,102
Bangkok Bank, PCL	21,900	65,939
Banpu Coal, PCL	9,600	39,393
CMIC Finance & Securities, PLC, Class F † (1)(2)	6,700	0
Finance One, PCL † (1)(2)	37,700	0
General Finance & Securities, PCL † (1)(2)	7,650	0
Hana Microelectronics, PLC †	41,000	31,408
Italian-Thai Development, PCL (1)	73,100	14,024
Kasikornbank, PCL	33,100	58,209
Kasikornbank, PCL (Foreign Registered)	85,400	154,735
Krung Thai Bank PCL	205,300	67,285
Land & House, PCL	109,100	24,564

Land & House, PCL (Foreign Registered)	151,500	35,524
National Finance, PCL	48,700	21,022
PTT Chemical, PCL (1)	19,900	45,866
PTT Exploration & Production, PCL	91,500	307,194
PTT, PCL (1)	56,000	384,972
Ratchaburi Electric Generating Holding, PCL (1)	24,400	25,193
Shin Corp., PCL (1)	103,500	104,107
Siam Cement, PCL	9,700	61,513
Siam Cement, PCL (Foreign Registered)	22,000	148,894
Siam City Cement, PCL (1)	2,400	17,266
Siam Commercial Bank, PCL (1)	58,400	101,146
Thai Airways International PCL (1)	37,400	47,335
Tisco Finance Public Co., Ltd.	24,400	18,529
True Corp. PCL † (1)	122,200	32,072
Univest Land, PCL † (1)(2)	22,500	0

		2,178,779

TURKEY — 1.0%

Akbank TAS	81,016	673,857
Anadolou Efes Biracilik ve Malt Sanayii AS	2,284	76,421
Arcelik AS	19,421	164,473
Dogan Sirketler Gruby Holding AS †	42,026	200,199
Dogan Yayin Holding AS †	25,997	131,705
Eregli Demir Celik Fabrikalari TAS	45,474	271,641
Ford Otomotiv Sanayi AS	11,817	117,947
Haci Omer Sabanci Holdings AS	71,032	335,690
Hurriyet Gazetecilik ve Matbaacilik AS †	14,771	54,170
Koc Holding AS	33,877	185,715
Migros Turk TAS	13,632	189,663
Trakya Cam Sanayii AS	4,906	21,887
Tupras-Turkiye Petrol Rafinerileri AS †	13,983	296,048
Turk Hava Yollari Anonim Ortakligi	5,130	28,123
Turk Sise ve Cam Fabrikalari AS	14,628	64,706
Turkcell Iletisim Hizmetleri AS	47,267	300,221
Turkiye Garanti Bankasi AS	123,142	507,466
Turkiye Is Bankasi	86,243	723,854
Yapi Ve Kredi Bankasi AS †	104,097	244,008

		4,587,794

UNITED KINGDOM — 17.9%

3I Group, PLC	7,887	128,290
Aegis Group, PLC	22,662	56,409
Alliance Unichem, PLC	3,507	56,821
AMEC, PLC	8,935	64,115
Amvescap, PLC	9,813	107,278
Anglo American, PLC	47,235	2,011,261
ARM Holdings, PLC	37,037	91,853
Arriva, PLC	5,793	61,217
Associated British Ports Holdings, PLC	12,456	166,040
AstraZeneca, PLC	61,424	3,393,894
Aviva, PLC	98,918	1,444,859
BAA, PLC	42,861	662,399
BAE Systems, PLC	111,360	847,819
Barclays PLC	211,524	2,642,213
Barratt Developments, PLC	5,027	90,936
BBA Group, PLC	20,736	99,259
Bellway, PLC	2,254	49,323
Berkeley Group Holdings †	2,361	49,555
BG Group, PLC	113,443	1,524,624
BHP Billiton PLC	82,758	1,703,811
BICC, PLC	17,453	114,257
BOC Group, PLC	17,002	483,042
Boots Group, PLC	13,978	178,682
BP PLC	662,479	8,172,549
Brambles Industries, PLC	4,581	37,884

British Airways PLC	21,358	130,961
British American Tobacco, PLC	49,512	1,265,832
British Land Co., PLC	11,233	257,278
British Sky Broadcasting Group, PLC	22,914	219,579
BT Group, PLC	269,983	1,079,428
Bunzl, PLC	12,748	161,448
Burberry Group, PLC	5,860	50,385
Cadbury Schweppes, PLC	68,478	679,309
Capita Group, PLC	4,183	35,527
Carnival, PLC	7,549	374,159
Centrica Ordinary	98,654	537,453
Close Brothers Group, PLC	823	16,096
Cobham, PLC	37,226	125,754
Compass Group, PLC	91,054	392,688
Corus Group, PLC	151,391	233,278
Daily Mail & General Trust	6,452	80,241
Diageo, PLC	112,146	1,850,759
Dixons Group PLC	38,827	130,100
Electrocomponents, PLC	21,346	104,223
EMAP, PLC	5,393	86,444
EMI Group, PLC	16,996	87,400
Enterprise Inns, PLC	15,513	263,934
FirstGroup, PLC	16,099	122,127
FKI, PLC	5,356	11,452
Friends Provident, PLC	75,864	272,187
George Wimpey, PLC	8,221	78,480
GKN, PLC	14,066	80,413
GlaxoSmithKline, PLC	217,223	6,163,580
Group 4 Securicor	7,209	24,977
GUS PLC	16,524	309,760
Hammerson, PLC	6,173	131,029
Hanson, PLC	24,530	327,660
Hays, PLC	10,072	31,040
HBOS PLC	121,594	2,134,177
HSBC Holdings PLC	348,703	6,024,937
ICAP, PLC	3,069	29,158
IMI, PLC	13,968	143,276
Imperial Chemical Industries, PLC	40,437	263,617
Imperial Tobacco Group, PLC	21,000	652,539
Intercontinental Hotels Group, PLC	20,541	362,214
International Power, PLC †	9,315	50,577
Invensys, PLC †	74,476	32,255
J Sainsbury, PLC	36,918	225,023
Johnson Matthey, PLC	7,491	201,215
Kesa Electricals, PLC	5,229	30,227
Kingfisher, PLC	23,473	96,416
Ladbrokes, PLC	24,797	189,692
Land Securities Group, PLC	10,049	339,743
Legal & General Group, PLC	251,860	636,102
Liberty International, PLC	5,377	111,878
Lloyds TSB Group, PLC	169,812	1,652,039
Logica, PLC	28,752	93,851
London Stock Exchange, PLC	1,610	36,317
Man Group, PLC	3,553	163,726
Marks & Spencer Group, PLC	33,625	359,010
Meggitt, PLC	16,820	103,212
MFI Furniture Group, PLC	5,150	10,330
Misys, PLC	15,944	60,475
Mitchells & Butlers, PLC	23,188	208,145
National Express Group, PLC	5,132	83,805
National Grid, PLC	119,038	1,249,248
Next, PLC	5,284	155,326
Pearson, PLC	16,488	228,507
Persimmon, PLC	5,658	135,161
Pilkington, PLC	56,283	167,038

Provident Financial, PLC	1,615	18,318
Prudential, PLC	72,652	852,538
Punch Taverns, PLC	11,099	177,299
Reckitt & Benckiser PLC	34,465	1,256,344
Reed International, PLC	26,024	258,636
Rentokil Initial, PLC	11,447	33,347
Resolution, PLC	1,256	14,338
Reuters Group, PLC	30,563	216,802
Rexam, PLC	18,985	188,680
Rio Tinto PLC	35,851	1,971,743
Rolls Royce Group	3,362,553	6,530
Rolls-Royce Group, PLC †	62,501	543,085
Royal & Sun Alliance Insurance Group, PLC	104,225	262,282
Royal Bank of Scotland Group PLC	92,313	3,014,922
Royal Dutch Shell PLC	88,249	3,155,767
Royal Dutch Shell, PLC	126,311	4,321,073
SABMiller, PLC	15,100	318,587
Sage Group, PLC	52,811	240,759
Schroders PLC	786	16,182
Scottish & Newcastle, PLC	5,078	46,948
Scottish and Southern Energy, PLC	37,366	766,561
Scottish Power, PLC	81,244	830,395
Serco Group, PLC	2,930	17,952
Severn Trent Water, PLC	18,596	392,347
Signet Group, PLC	31,223	60,353
Slough Estates PLC	8,863	98,912
Smith & Nephew, PLC	24,685	204,140
Smiths Group, PLC	18,994	353,119
Stagecoach Group, PLC	23,616	46,725
Tate & Lyle, PLC	23,753	240,397
Taylor Woodrow, PLC	12,296	85,878
Tesco, PLC	209,570	1,221,005
Tomkins, PLC	31,103	192,132
Unilever, PLC	100,130	1,063,599
United Business Media, PLC	5,845	76,263
United Utilities, PLC	8,032	98,280
Vodafone Group PLC	1,980,349	4,676,588
Whitbread, PLC	11,322	231,238
William Hill, PLC	18,000	208,268
Wolseley, PLC	20,113	503,576
WPP Group PLC	20,186	249,205
Yell Group, PLC	13,094	122,731
Yorkshire Water, PLC	21,199	296,889

		85,133,340

UNITED STATES — 0.1%

Polyus Gold Co. ADR (1)	5,000	225,000
Synthes, Inc.	2,049	254,432

		479,432

TOTAL COMMON STOCK (cost $292,404,745)		415,567,338

Preferred Stock — 1.4%

BRAZIL — 1.0%

Aracruz Celulose SA, Class B	12,993	71,284
Banco Bradesco SA	13,000	495,831
Banco Itau Holding Financeira SA	12,890	406,402
Caemi Mineracao e Metalurgica SA	50,000	91,998
Centrais Electricas Brasileiras SA, Class B	3,379,360	88,735
Cia De Bebidas das Americas	502,588	231,186
Companhia Energetica de Minas Gerais	2,977,500	143,439
Companhia Vale do Rio Doce, Class A	16,718	740,975
Contax Participacoes SA	6,033	6,938

Embraer — Empresa Brasileira de Aeronautica SA	10,646	102,787
Embratel Participa SA	2,768,758	7,363
Gerdau SA	9,750	168,464
Klabin SA	13,500	34,607
Petroleo Brasileiro SA	67,000	1,484,145
Sadia SA	15,000	40,249
Tele Centro Sul Participacoes SA	7,112,600	56,983
Tele Norte Leste Participacoes SA	8,033	145,495
Vivo Celular Participacoes SA †	9,412	38,965
Usinas Siderurgicas de Minas Gerais SA, Class A	2,700	102,851
Votorantim Celulos e Papel SA	2,853	46,137

		4,504,834

GERMANY — 0.3%

Henkel KGAA	3,416	410,794
Porsche AG	441	439,807
RWE AG	2,037	158,921
Volkswagen AG	5,851	324,792

		1,334,314

JAPAN — 0.0%

Meinl European Land, Ltd. †	7,240	142,947

RUSSIA — 0.1%

Surgutneftegaz-SP Sponsored Preferred ADR	4,400	572,000

SWITZERLAND — 0.0%

Schindler Holding AG	2,740	150,234

TOTAL PREFERRED STOCK (cost $3,499,256)		6,704,329

Rights — 0.0%

AUSTRIA — 0.0%

Immofinanz Immobilien Anlagen AG expires 05/15/06	22,061	0

BRAZIL — 0.0%

Companhia de Bedidas das Americas (AmBev) expires 04/04/06	126	3
Companhia de Bedidas das Americas (AmBev) expires 04/24/06	18	1

		4

HONG KONG — 0.0%

Hutchison Whampoa, Ltd. expires 05/04/06	7	28

SWEDEN — 0.0%

SSAB Svenskt Stal AB expires 05/29/06	2,050	710

SWITZERLAND — 0.0%

Swiss Reinsurance expires 05/08/06 (1)	2,641	0

TOTAL RIGHTS (cost $0)		742

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $295,904,001)		422,272,409

Repurchase Agreement — 8.6%

Agreement with State Street Bank & Trust Co., bearing interest at 2.75% dated 04/28/06 to be repurchased 05/01/06 in the amount of $41,030,401 and collateralized by $42,095,000 of United States Treasury Bills, bearing interest at 4.80% due 06/15/06 having an approximate value of $41,842,430 (cost $41,021,000)	$41,021,000	$41,021,000

TOTAL INVESTMENTS —
(cost $336,925,001)@	97.3%	463,293,409
Other assets less liabilities—	2.7	12,784,525

NET ASSETS—	100.0%	$476,077,934

†	Non-income producing
@	See Note 4 for cost of investments on a tax basis.
(1)	Fair valued security; See Note 1
(2)	Illiquid security
ADR — American Depository Receipt
GDR — Global Depository Receipt
Open Future Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	April 30, 2006	(Depreciation)

147 Long	CAC40 10 Euro Future	June 2006	$9,367,610	$9,414,895	$47,285
17 Long	Dow Jones Euro Stoxx 50 Future	June 2006	806,956	811,164	4,208
59 Long	FTSE 100 Index Future	June 2006	6,395,178	6,460,219	65,041
12 Long	Dax Index Future	June 2006	2,222,642	2,277,762	55,120
61 Long	MSCI Singapore Index Future	May 2006	2,377,365	2,371,965	(5,400)
107 Long	MSCI Taiwan Index Future	May 2006	3,268,038	3,253,870	(14,168)
86 Long	OMXS30 Index Future	May 2006	1,217,633	1,206,315	(11,318)
118 Long	Topix Index Future	June 2006	16,752,605	17,813,645	1,061,040

					$1,201,808

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

USD	7,334,991	AUD	9,936,538	05/19/2006	$211,549
* USD	5,000,000	SGD	8,120,650	05/19/2006	141,849
* USD	28,124,005	EUR	23,312,418	05/19/2006	1,331,619
USD	12,259,464	HKD	95,018,898	05/19/2006	1,026
* USD	13,947,977	GBP	8,063,827	06/15/2006	766,634
* USD	49,653,102	JPY	5,713,676,872	05/19/2006	677,131
* USD	20,204,327	JPY	2,374,465,919	06/15/2006	791,132
USD	1,405,135	CHF	2,125,889	05/16/2006	63,938
* USD	16,754,115	EUR	13,963,890	06/15/2006	918,409
USD	1,114,734	SEK	8,667,591	06/15/2006	67,838
USD	1,958,603	SGD	3,174,528	06/15/2006	53,753

					5,024,878

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

* GBP	3,349,133	USD	5,799,264	06/15/2006	(312,126)
* EUR	5,401,988	USD	6,481,855	06/15/2006	(354,834)
* JPY	6,260,307,201	USD	53,627,222	05/19/2006	(1,518,131)
* SGD	7,830,563	USD	4,829,060	05/19/2006	(129,110)
* EUR	9,209,247	USD	11,461,000	05/19/2006	(175,035)
* JPY	1,334,524,617	USD	11,342,332	06/15/2006	(457,777)

					(2,947,013)

Net Unrealized Appreciation (Depreciation)					$2,077,865

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
AUD-Australian Dollar
CHF-Swiss Franc
EUR-Euro Dollar
GBP-Pound Sterling
HKD-Hong Kong Dollar
JPY-Japanese Yen
SEK-Swedish Krona
SGD-Singapore Dollar

Industry allocation *

Banks	12.2%
Repurchase Agreement	8.6
Energy Services	8.5
Drugs	6.0
Financial Services	5.4
Metals & Minerals	5.3
Telecommunications	5.1
Automotive	4.7
Food, Beverage & Tobacco	4.7
Insurance	4.1
Electronics	3.2
Chemicals	2.4
Real Estate Companies	2.4
Machinery	2.2
Retail	2.1
Energy Sources	2.0
Multi-Industry	1.9
Transportation	1.6
Business Services	1.5
Broadcasting & Media	1.1
Entertainment Products	1.1
Housing	1.1
Leisure & Tourism	1.1
Computer Software	0.9
Computers & Business Equipment	0.9
Gas & Pipeline Utilities	0.8
Household Products	0.8
Apparel & Textiles	0.7
Electric Utilities	0.7
Electrical Equipment	0.7
Aerospace & Military Technology	0.6
Medical Products	0.6
Building Materials	0.5
Forest Products	0.4
Internet Content	0.4
Real Estate Investment Trusts	0.3
Telephone	0.3
Utilities	0.3
Computer Services	0.1

97.3%

*	Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EMERGING MARKETS PORTFOLIO
Putnam Investment Management, LLC
Investment Portfolio — April 30, 2006
(unaudited)

Common Stock — 86.5%	Shares/ Principal Amount	Value (Note 1)

BRAZIL — 5.4%

American Banknote SA†	68,500	$574,389
Companhia Vale do Rio Doce Sponsored ADR	46,404	2,390,734
CPFL Energia SA	1	14
CSU Cardsystem SA Sponsored ADR†*	13,700	350,035
EDP- Energias do Brasil SA	199,700	2,966,315
Petroleo Brasileiro SA Sponsored ADR	52,022	5,141,334
Tim, Participacoes SA Sponsored ADR	36,800	1,414,960
Uniao de Bancos Brasileiros SA GDR	18,190	1,443,377

		14,281,158

CHILE — 0.3%

Enersis SA	3,022,325	741,622

CHINA — 2.0%

Air China, Ltd.	5,782,000	2,386,390
Aluminium Corp. of China, Ltd., Class H	1,585,800	1,564,672
China Shenhua Energy Co., Class H	569,000	1,031,103
Shanghai Prime Machinery Co., Ltd.†	1,020,000	381,515

		5,363,680

HONG KONG — 5.8%

China Mobile (Hong Kong), Ltd.	375,000	2,181,329
China Netcom Group Corp. (Hong Kong), Ltd.	1,162,000	2,120,684
China Overseas Land & Investment, Ltd.	1,986,000	1,274,341
China Petroleum & Chemical Corp., Class H	7,034,000	4,468,091
China Shipping Development Co., Ltd., Class H	3,116,000	2,391,266
PetroChina Co., Ltd.	2,558,000	2,820,851

		15,256,562

HUNGARY — 2.9%

MOL Magyar Olaj-es Gazipari Rt.	37,346	4,444,878
OTP Bank Rt.	81,852	3,175,438

		7,620,316

INDIA — 0.5%

Bharat Heavy Electricals, Ltd.	24,258	1,269,628

INDONESIA — 1.3%

Bank Rakyat Indonesia	2,196,500	1,156,382
PT Astra International Tbk	1,754,500	2,386,599

		3,542,981

ISRAEL — 2.0%

Bank Hapoalim, Ltd.	431,507	2,174,387
Israel Chemicals, Ltd.	404,428	1,600,203
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	40,720	1,649,160

		5,423,750

MALAYSIA — 1.1%

Shell Refining Co. Berhad	983,400	2,929,854

MEXICO — 3.5%

America Movil SA de CV, Series L ADR	49,329	1,820,733
Axtel SA de CV† * (2)	1,139,285	2,563,198
Controladora Comercial Mexicana SA de CV	668,400	1,135,389
Corporacion Moctezuma SA de CV * (2)	915,200	1,901,929
Empresas ICA SA de CV† * (2)	590,390	1,840,385

		9,261,634

PHILIPPINES — 1.0%

Ayala Land, Inc.	4,697,200	1,065,999
Universal Robina Corp. * (2)	3,476,600	1,527,622

		2,593,621

RUSSIA — 7.9%

Comstar United Telesystems Sponsored GDR†* (2)	249,483	1,833,700
LUKOIL Sponsored ADR	59,241	5,367,235
Mobile Telesystems ADR†	110,800	3,618,728
OAO Gazprom Sponsored ADR†	199,046	9,036,688
Sberbank	509	921,290

		20,777,641

SOUTH AFRICA — 13.2%

African Bank Investments, Ltd.	413,173	2,308,958
Barloworld, Ltd.	210,321	4,617,442
Foschini, Ltd.	243,307	2,464,432
Gold Fields, Ltd. * (2)	37,462	942,454
Gold Fields, Ltd. Sponsored ADR	123,200	3,130,512
Imperial Holdings, Ltd.	104,458	2,901,370
JD Group, Ltd.	190,188	2,940,836
Network Healthcare Holdings, Ltd.	1,944,531	3,298,830
Reunert, Ltd.	170,335	2,124,761
Sanlam, Ltd.	974,772	2,517,790
Standard Bank Group, Ltd.	255,429	3,645,041
Tiger Brands, Ltd.	144,662	4,030,085

		34,922,511

SOUTH KOREA — 19.2%

Daegu Bank	193,750	3,635,894
GS Engineering & Construction, Ltd.	41,090	2,979,809
Halla Engineering & Construction Corp.	16,980	563,480
Hynix Semiconductor, Inc.†	61,750	2,157,191
Hyundai Department Store Co., Ltd.	25,260	2,423,696
Hyundai Motor Co., Ltd.	34,820	3,060,409
Kookmin Bank	38,742	3,470,843
Korea Zinc Co., Ltd.	15,480	1,393,397
Korean Arlines Co., Ltd.	75,420	2,746,689
LS Cable, Ltd.	41,240	1,705,216
POSCO	13,275	3,701,574
POSCO Sponsored ADR	16,400	1,155,708
Samsung Corp.	46,200	1,440,076
Samsung Electronics Co., Ltd.	13,046	8,907,574
Samsung Techwin Co., Ltd.	39,550	1,320,849
Shinhan Financial Group Co., Ltd.	95,400	4,753,817
Shinhan Financial Group Co., Ltd. Sponsored ADR	3,000	290,520
SK Corp.	67,040	4,932,757

		50,639,499

TAIWAN — 15.6%

Chi Mei Optoelectronics Corp.	1,398,000	1,987,065
China Steel Corp.	2,370,000	2,313,844
Compal Electronics, Inc.	1,670,000	1,837,178
Far EasTone Telecommunications Co., Ltd.	1,532,000	1,906,237
Greatek Electronics, Inc.	1,404,000	1,936,188
Himax Technologies, Inc. ADR†	123,756	1,101,428
Hon Hai Precision Industry Co., Ltd.	422,224	2,865,025
Lite-On Technology Corp.	1,824,740	2,876,713
MediaTek, Inc.	170,000	1,984,736
Powerchip Semiconductor Corp.	2,924,000	2,016,172
Siliconware Precision Industries Co.	1,852,984	2,688,935
SinoPac Holdings Co.	3,236,000	1,795,186
Taiwan Green Point Enterprises Co., Ltd.	480,000	1,387,075
Taiwan Semiconductor Manufacturing Co., Ltd.	3,174,581	6,775,809
United Microelectronics Corp.	8,231,572	5,727,478
Wan Hai Lines, Ltd.	1,282,454	884,285
Wistron Corp.†	890,000	1,160,409

		41,243,763

THAILAND — 3.9%

Italian-Thai Development PCL	10,574,700	2,028,720
Krung Thai Bank PCL NVDR	1,076,400	352,777
Krung Thai Bank PCL	9,586,222	3,141,767
Land and Houses PCL	7,537,700	1,697,137
Precious Shipping PCL(1)	2,194,600	1,710,420
Thai Airways International PCL(1)	1,005,700	1,272,868

		10,203,689

TURKEY — 0.9%

Ford Otomotiv Sanayi AS	95,142	949,622
Turkiye Is Bankasi	155,048	1,301,348

		2,250,970

TOTAL COMMON STOCK (cost $187,004,896)		228,322,879

Preferred Stock — 7.2%

BRAZIL — 7.0%

Banco Bradesco SA	116,200	4,431,969
Companhia Energetica de Minas Gerais	611	30
Companhia Vale do Rio Doce Sponsored ADR	46,625	2,073,880
Duratex SA	13,700	301,965
Gerdau SA	76,800	1,326,980
Petroleo Brasileiro SA Sponsored ADR	72,025	6,402,302
Usinas Siderurgicas de Minas Gerais SA, Class A	82,690	3,149,907

		17,687,033

SOUTH KOREA — 0.6%

Samsung Electronics Co., Ltd.	2,811	1,522,923

TOTAL PREFERRED STOCK (cost $10,955,927)		19,209,956

Rights — 0.0%

THAILAND — 0.0%

True Corp. PCL (1)	124,768	0

TOTAL LONG-TERM INVESTMENT SECURITIES — (cost $197,960,823)		247,532,835

Repurchase Agreements — 4.9%

Agreement with Bank of America NA, bearing interest at 4.76%, dated 04/28/06, to be repurchased 05/01/06 in the amount of $12,872,104 and collateralized by $12,867,000 of Federal National Mtg. Association Notes, bearing interest at 5.25%, due 10/30/07 and having an approximate value of $13,215,000 (cost $12,867,000)	$12,867,000	12,867,000

TOTAL INVESTMENTS —
(cost $210,827,823)@	98.6%	260,399,835
Other assets less liabilities—	1.4	3,759,885

NET ASSETS—	100.0%	$264,159,720

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2006, the aggregate value of these securities was $10,960,323 representing 4.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Fair valued security; See note 1
(2)	Illiquid security
ADR — American Depository Receipt
GDR — Global Depository Receipt
Total Return Swaps

	Notional	Termination	Gross Unrealized
	Amount	Date	Appreciation

Agreement with Morgan Index Stanley dated April 29, 2005 to receive quarterly the total return on MSCI India and pay quarterly the notional amount multiplied by the three month USD-LIBOR plus 2.50%(1)	$843,923	05/04/06	$233,037

Agreement with Morgan Stanley dated January 27, 2006 to receive quarterly the total return on MSCI India Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR plus 4.00%(1)	3,429,897	02/01/07	584,788

Agreement with Morgan Stanley dated February 8, 2006 to receive quarterly the total return on Wan Hai Lines, Ltd. and pay quarterly the notional amount multiplied by the three month USD-LIBOR plus 4.00%(1)	453,693	05/1/06	5,123

Agreement with Morgan Stanley dated September 16, 2005 to receive quarterly the total return on MSCI India Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR plus 3.38%(1)	1,760,089	09/21/06	141,214

Net Unrealized Appreciation			$964,162

			Gross Unrealized Depreciation

Agreement with Morgan Stanley dated April 20, 2006 to receive quarterly the total return on MSCI India Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR plus 4.00%(1)	192,650	02/01/07	($2,305)

Net Unrealized Appreciation (Depreciation)			$961,857

Industry Allocation*

Energy Sources	17.6%
Electronics	16.4
Banks	9.6
Metals & Minerals	9.5
Telecommunications	6.6
Financial Services	6.5
Multi-Industry	5.2
Repurchase Agreement	4.9
Retail	3.4
Automotive	2.4
Leisure & Tourism	2.4
Computers & Business Equipment	2.2
Food, Beverage & Tobacco	2.1
Transportation	1.9
Real Estate Companies	1.5
Electric Utilities	1.4
Health Services	1.3
Business Services	1.3
Chemicals	0.6
Drugs	0.6
Electrical Equipment	0.5
Manufacturing	0.5
Machinery	0.2

98.6%

*	Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FOREIGN VALUE PORTFOLIO
Templeton Investment Counsel, LLC
Investment Portfolio — April 30, 2006
(unaudited)

Common Stock — 95.7%	Shares/ Principal Amount	Value (Note 1)

AUSTRALIA — 1.5%

National Australia Bank, Ltd.	188,228	$5,378,466
Symbion Health, Ltd.	552,471	1,435,510

		6,813,976

BRAZIL — 0.8%

Empresa Brasileira de Aeronautica SA ADR	85,200	3,308,316

CANADA — 2.3%

BCE, Inc.	148,620	3,662,163
Domtar, Inc.	479,200	3,600,268
Jean Coutu Group Pjc, Inc.	299,800	3,188,249

		10,450,680

DENMARK — 1.0%

Vestas Wind Systems A/S †	168,043	4,561,019

FINLAND — 2.9%

Stora Enso Oyj	442,230	6,940,735
UPM-Kymmene Oyj	248,554	5,832,511

		12,773,246

FRANCE — 8.3%

Accor SA	65,376	4,114,847
AXA SA	128,604	4,719,761
France Telecom SA	228,170	5,328,277
Michelin SA, Class B	78,705	5,679,632
Sanofi-Synthelabo SA	60,248	5,681,665
Suez SA	111,988	4,406,651
Total SA	15,705	4,343,105
Valeo SA †	62,244	2,666,779

		36,940,717

GERMANY — 9.3%

BASF AG	65,376	5,605,231
Bayerische Motoren Werke (BMW) AG	119,260	6,486,265
Celesio AG	27,118	2,552,221
Deutsche Post AG	246,453	6,569,850
E.ON AG	55,466	6,754,776
Infineon Technologies AG †	310,460	3,795,345
Muenchener Rueckversicherungs-Gesellschaft AG	30,680	4,347,447
Siemens AG	58,310	5,517,294

		41,628,429

HONG-KONG — 2.7%

Cheung Kong Holdings, Ltd.	385,000	4,339,958
Hutchison Whampoa, Ltd.	449,000	4,418,596
Swire Pacific, Ltd., Class A	298,500	3,064,579

		11,823,133

ISRAEL — 0.7%

Check Point Software Technologies, Ltd. †	169,220	3,274,407

ITALY — 2.3%

Eni SpA	159,856	4,880,520
UniCredito Italiano SpA	737,071	5,551,438

		10,431,958

JAPAN — 9.8%

DDI Corp.	647	3,988,882
East Japan Railway Co.	304	2,373,477
Fuji Photo Film Co., Ltd.	138,600	4,710,684
Hitachi, Ltd.	483,000	3,592,860
Mabuchi Motor Co., Ltd.	77,700	4,380,925
NEC Corp.	355,000	2,484,828
Nintendo Co., Ltd.	31,400	4,688,008
Nippon Telegraph & Telephone Corp.	491	2,199,183
Olympus Optical Co., Ltd.	111,000	3,177,974
Sompo Japan Insurance, Inc.	220,000	3,187,986
Sony Corp.	114,300	5,741,852
Takeda Chemical Industries, Ltd.	53,600	3,276,301

		43,802,960

MEXICO — 0.8%

Telefonos de Mexico SA de CV ADR	167,780	3,689,482

NETHERLANDS — 7.3%

Akzo Nobel NV	75,330	4,337,459
ING Groep NV	203,638	8,287,910
Koninklijke Philips Electronics NV	149,189	5,147,732
Reed Elsevier NV	175,197	2,597,086
SBM Offshore NV	25,450	2,730,763
Unilever NV	72,919	5,266,693
Wolters Kluwer NV	154,390	4,022,176

		32,389,819

NORWAY — 1.1%

Telenor ASA	424,640	4,924,700

PORTUGAL — 1.2%

Portugal Telecom SGPS SA	409,647	5,214,621

SINGAPORE — 0.9%

DBS Group Holdings, Ltd.	349,300	3,932,912

SOUTH KOREA — 6.5%

Kookmin Bank Sponsored ADR †	73,720	6,564,766
Korea Electric Power Corp. ADR	131,960	3,008,688
KT Corp. Sponsored ADR	85,380	1,986,793
POSCO Sponsored ADR	32,030	2,257,154
Samsung Electronics Co., Ltd. GDR †*	34,213	11,666,633
SK Telecom Co., Ltd. ADR	134,130	3,581,271

		29,065,305

SPAIN — 4.5%

Banco Santander Central Hispano SA	328,614	5,095,183
Iberdrola SA	81,020	2,639,188
Repsol YPF SA Sponsored ADR	248,630	7,424,092
Telefonica SA	318,998	5,111,089

		20,269,552

SWEDEN — 4.3%

Atlas Copco AB, Class A	223,140	6,594,957
Nordea AB	473,361	6,109,279
Securitas AB, Class B	239,090	4,987,066
Volvo AB, Class B	29,524	1,484,404

		19,175,706

SWITZERLAND — 3.7%

Lonza Group AG	69,666	4,943,242
Nestle SA	11,510	3,510,448
Swiss Reinsurance	52,855	3,856,940
UBS AG	37,127	4,400,636

		16,711,266

TAIWAN — 0.5%

Chunghwa Telecom Co., Ltd. ADR	107,260	2,209,556

UNITED KINGDOM — 20.7%

BAE Systems, PLC	738,961	5,625,946
Boots Group, PLC	280,673	3,587,866
BP PLC	332,572	4,102,712
British Sky Broadcasting Group, PLC	804,933	7,713,475
Cadbury Schweppes, PLC	424,579	4,211,870
Compass Group, PLC	1,323,258	5,706,808
GKN, PLC	273,326	1,562,558
GlaxoSmithKline, PLC	173,267	4,916,353
Group 4 Securicor †	636,180	2,204,201
HSBC Holdings, PLC	352,545	6,011,176
Kingfisher, PLC	504,690	2,073,037
Morrison W Supermarkets	620,660	2,107,986
National Grid, PLC	207,585	2,178,507
Pearson, PLC	226,151	3,134,222
Rentokil Initial, PLC	1,361,824	3,967,158
Rolls Royce Group	33,394,789	64,855
Rolls-Royce Group, PLC †	620,721	5,393,578
Royal Bank of Scotland Group PLC	169,751	5,544,029
Royal Dutch Shell PLC	80,418	5,742,649
Shire, PLC	326,806	5,095,347
Smiths Group, PLC	169,820	3,157,139
Vodafone Group PLC	2,916,372	6,887,003
Yell Group, PLC	159,462	1,494,645

		92,483,120

UNITED STATES — 2.6%

ACE, Ltd.	61,980	3,442,369
Compal Electronics, Inc. GDR *†	769,750	4,295,205
XL Capital, Ltd., Class A	61,300	4,039,057

		11,776,631

TOTAL COMMON STOCK (cost $325,174,672)		427,651,511

Rights — 0.0%

HONG KONG — 0.0%

Hutchison Whampoa, Ltd. Expires 05/04/06	23	90

SWITZERLAND — 0.0%

Swiss Reinsurance Expires 05/08/06(1)	52,855	0

TOTAL RIGHTS (cost $0)		90

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $325,174,672)		427,651,601

Repurchase Agreement — 4.8%

Agreement with State Street Bank & Trust Co., bearing interest at 2.30% dated 04/28/06 to be repurchased 05/01/06 in the amount of $21,401,101 and collateralized by $18,900,000 of United States Treasury Bills, bearing interest at 4.38% due 07/06/06 having approximate value of $18,734,625 and by $3,100,000 United States Treasury Notes, bearing interest at 2.38% due 08/15/06 having approximate value of $3,901,878 (cost $21,397,000)	$21,397,000	$21,397,000

TOTAL INVESTMENTS —
(cost $346,571,672)@	100.5%	449,048,601
Liabilities in excess of other assets—	(0.5)	(2,271,363)

NET ASSETS—	100.0%	$446,777,238

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of these securities was $15,961,838 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered illiquid.

@	See Note 4 for cost of investments on a tax basis.

(1) Fair valued security; See Note 1
ADR — American Depository Receipt
GDR — Global Depository Receipt

INDUSTRY ALLOCATION *
Banks	10.9%
Telecommunications	10.9
Electronics	7.7
Insurance	7.1
Energy Services	5.1
Repurchase Agreement	4.8
Broadcasting & Media	4.2
Food, Beverage & Tobacco	4.2
Automotive	4.0
Drugs	4.0
Forest Products	3.7
Entertainment Products	3.4
Machinery	3.4
Chemicals	3.3
Aerospace & Military Technology	3.2
Business Services	3.2
Electric Utilities	2.6
Transportation	2.6
Retail	2.5
Energy Sources	2.3
Gas & Pipeline Utilities	1.3
Computer Services	1.0
Electrical Equipment	1.0
Multi-Industry	1.0
Real Estate Companies	1.0
Leisure & Tourism	0.9
Internet Software	0.7
Metals & Minerals	0.5

100.5%

* Calculated as a percentage of Net Assets.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – April 30, 2006 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.
Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements:

As of April 30, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

	Percentage	Principal
Portfolio	Interest	Amount

High Yield Bond	11.15%	$13,081,000
Blue Chip Growth	0.78	909,000
“Dogs” of Wall Street	0.66	774,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
State Street Bank & Trust Co., dated April 28, 2006, bearing interest at a rate of 4.15% per annum, with a principal amount of $117,274,000, a repurchase price of $117,314,557 and a maturity date of May 1, 2006. The repurchase agreement is collateralized by the following:

Type of collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	4.62%	06/08/06	$120,225,000	$119,623,875
In addition, at April 30, 2006, the following Portfolio held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Aggressive Growth	5.93%	$13,340,000
As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:
UBS Securities LLC, dated April 28, 2006, bearing interest at a rate of 4.68% per annum, with a principal amount of $225,000,000, a repurchase price of $225,087,750 and a maturity date of May 1, 2006. The repurchase agreement is collateralized by the following:

Type of collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.88%	04/15/29	$225,000,000	$229,500,293

Note 3. Transactions with Affiliates: As disclosed in the Investment Portfolios, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or other affiliates of AIG SunAmerica Asset Management Corp. (“Adviser”). During the three months ended April 30, 2006, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and other affiliates of the Adviser as follows:

			Market Value				Change in	Market Value
			at January 31,	Cost of	Proceeds of	Realized	Unrealized	at April 30,
Portfolio	Security	Income	2006	Purchases	Sales	Gain/Loss	Gain (Loss)	2006
High-Yield Bond	Riveria Holdings Corp. 11.00% due 06/15/1	$36,667	$1,075,000	$—	$—	$—	$(13,750)	$1,061,250
Equity Index	AIG	1,348	603,083	—	42,841	2,998	(3,982)	559,258
Davis Venture Value	AIG	20,616	8,996,626	—	8,932,482	5,710,542	(5,774,686)	—
	Transatlantic Holdings, Inc.	67,347	35,553,604	—	2,620,113	678,439	(3,972,039)	29,639,891
Putnam Growth: Voyager	AIG	9,630	4,202,532	—	4,320,540	2,048,234	(1,930,226)	—

Note 4. Federal Income Taxes:

The amount of aggregate unrealized gain(loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreement, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
	Gain	Loss	Net	Investments

Cash Management	$10,667	$(144,775)	$(134,108)	$383,530,220
Corporate Bond	6,088,734	(14,055,033)	(7,966,299)	496,458,625
Global Bond	3,635,466	(2,681,351)	954,115	144,306,390
High-Yield Bond	31,794,769	(11,665,162)	20,129,607	316,311,310
Worldwide High Income	5,111,568	(3,348,553)	1,763,015	85,454,130
SunAmerica Balanced	10,475,422	(4,864,696)	5,610,726	258,647,228
MFS Total Return	93,663,891	(28,442,545)	65,221,346	967,039,761
Telecom Utility	7,166,621	(680,612)	6,486,009	39,541,988
Equity Income	1,221,353	(40,221)	1,181,132	4,224,266
Equity Index	9,498,523	(9,436,732)	61,791	39,935,005
Growth-Income	193,164,130	(8,313,268)	184,850,862	541,572,753
Federated American Leaders	30,950,530	(8,044,650)	22,905,880	221,431,739
Davis Venture Value	862,124,872	(22,219,926)	839,904,946	1,587,641,646
“Dogs” of Wall Street	4,494,457	(5,626,401)	(1,131,944)	101,807,862
Alliance Growth	167,957,588	(20,910,099)	147,047,489	863,438,178
Goldman Sachs Research	3,239,640	(393,097)	2,846,543	23,199,132
MFS Massachusetts Investors Trust	42,448,826	(4,986,241)	37,462,585	228,912,118
Putnam Growth: Voyager	22,417,548	(5,213,078)	17,204,470	184,865,743
Blue Chip Growth	3,041,639	(1,318,320)	1,723,319	46,369,213
Real Estate	75,146,636	(635,924)	74,510,712	188,480,835
Small Company Value	3,918,916	(491,325)	3,427,591	7,267,221
MFS Mid-Cap Growth	46,210,703	(5,013,910)	41,196,793	235,393,693
Aggressive Growth	9,810,546	(7,118,934)	2,691,612	198,442,770
Growth Opportunities	6,450,614	(459,762)	5,990,852	47,775,538
Marsico Growth	39,566,722	(751,112)	38,815,610	122,309,245
Technology	2,588,265	(1,602,043)	986,222	44,344,408
Small & Mid Cap Value	42,817,405	(4,641,199)	38,176,206	247,521,480
International Growth and Income	75,182,944	(2,892,323)	72,290,621	330,313,669
Global Equities	37,792,192	(1,311,409)	36,480,783	222,642,951
International Diversified Equities	122,747,093	(3,124,662)	119,622,431	343,670,978
Emerging Markets	50,360,832	(1,681,929)	48,678,903	211,720,932
Foreign Value	104,915,686	(2,438,775)	102,476,911	346,571,690

Notes 5. Other Information: On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“Adviser”), AIG SunAmerica Capital Services, Inc., the distributor of the Portfolios (“Distributor”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.
Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (”DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.
As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.
Subject to receipt of permanent relief, the Adviser and Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: June 29, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: June 29, 2006